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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-4852
                                  ----------------------------------------------

       The Victory Portfolios
--------------------------------------------------------------------------------
                              (Exact name of registrant as specified in charter)
         3435 Stelzer Rd.  Columbus, OH                                  43219
--------------------------------------------------------------------------------
             (Address of principal executive offices)                 (Zip code)
    BISYS Fund Services, Inc.  Columbus, OH  43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)
Registrant's telephone number, including area code:      800-539-3863
                                                   ----------------------------

Date of fiscal year end:      10/31/03
                        ----------------------------

Date of reporting period:      4/30/03
                        -----------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

April 30, 2003

Semi Annual Report

Institutional Money Market Fund
Federal Money Market Fund

Victory Funds
LOGO (R)

The Victory Portfolios

                              Table of Contents

Shareholder Letter                                                           2

Financial Statements
Schedules of Investments                                                     3
Statements of Assets and Liabilities                                         6
Statements of Operations                                                     7
Statements of Changes in Net Assets                                          8
Financial Highlights                                                         9

Notes to Financial Statements                                               13


Victory Capital Management Inc., a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc. receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Institutional Money Market Fund and Federal Money Market Fund.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

                               NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)
Visit our web site at:
VictoryConnect.com

Letter to our Shareholders

In the first six months of our fiscal year 2002-2003, investors have seen a continuation of weak equity markets, positive bond returns and almost non-existent yields on money market instruments. Though many mutual fund investors held their course, asset flows indicate that the assortment of economic and political issues over the last several years have also caused a flight to quality.

Important to all our mutual fund investors has been the SEC's reaction to the varied problems that have been factors in the market volatility of the last two years. Most of the newly imposed regulations are broad reaching and meant to rebuild investor confidence.

A significant increase in responsibility will be placed on mutual fund trustees. Examples include pre-approval of audit and non-audit services by audit committees. An Audit Committee "financial expert" must be identified if one of the trustees meets the criteria. A number of new policies must be approved including privacy, anti-money laundering, and proxy voting. A majority of Trustees must be independent, and all must be educated on industry requirements. Part of the SEC's focus in its regulatory examinations will be on insuring that the boards fully implement all their responsibilities and maintain well-documented records.

Investment managers are working under broader code of ethics requirements and putting in place methods to report their proxy voting policies as well as voting records on all securities owned. Securities positions will be reported more frequently. It is expected that compliance reporting and policy reviews will become more detailed in response to the SEC's expanded focus. Finally, we have an increased burden to "know our customers" in light of the new anti-money laundering regulations.

Shareholders should understand that the trade-off for tighter controls and oversight might ultimately be increased expense. As one example, mutual funds will bear some fees to support the new Public Company Accounting Oversight Board. Both management and fund trustees are conscious of the potential impact to shareholders, and have voiced concern to our regulators. We remain committed, however, to providing solutions and meeting our requirements at the lowest possible cost to our clients.

We also remain committed to our focus on investment results. In spite of the economic environment, we continue to invest resources in our research and portfolio management teams. Our philosophy is based on teamwork and fundamental research and, we are not wavering from that belief.

Thank you for your continued confidence in Victory. You may obtain further information or assistance from our shareholder services division at
1.800.539.3863 or visit our web site at www.VictoryConnect.com.

/s/ Kathleen A. Dennis
Kathleen A. Dennis
President
Victory Funds

THE VICTORY PORTFOLIOS                                Schedules of Investments
Institutional Money Market Fund                                 April 30, 2003
(Amounts in Thousands)                                             (Unaudited)

                                         Principal
Security Description                       Amount       Value

Certificates of Deposit (5.5%)

Comerica Bank,
   1.28%*, 5/12/03**                       $25,000    $ 25,000
Huntington National Bank,
   2.63%, 5/5/03                            12,000      12,000
Rabobank,
   2.55%, 7/11/03                           16,000      16,000
Royal Bank of Canada,
   2.70%, 6/13/03                           12,000      12,000
State Street Bank & Trust Corp.,
   2.31%, 6/19/03                           21,000      20,999

Total Certificates of Deposit
(Amortized Cost $85,999)                                85,999

Commercial Paper (44.9%)

CXC LLC,
   1.36%, 5/1/03 (a)                        65,000      65,000
Delaware Funding Corp.,
   1.26%, 5/22/03 (a)                       55,000      54,960
Delaware Funding Corp.,
   1.25%, 6/11/03 (a)                       17,000      16,976
Edison Asset Securitization,
   1.25%, 5/13/03 (a)                       75,000      74,969
Fleet Funding Corp.,
   1.23%, 6/2/03 (a)                        30,000      29,967
Fountain Square Commercial
   Funding Corp.,
   1.35%, 5/1/03 (a)                        47,394      47,394
General Dynamics Corp.,
   1.24%, 5/7/03 (a)                        40,000      39,992
General Electric Capital Corp.,
   1.37%, 5/1/03                            60,000      60,000
General Electric Co.,
   1.37%, 5/1/03                            75,000      75,000
Morgan Stanley,
   1.37%*, 5/1/03**                         30,000      30,000
Moriarty LLC,
   1.37%, 5/1/03 (a)                        50,000      50,000
Redwood Receivables Corp.,
   1.26%, 5/21/03 (a)                       18,000      17,987
Schlumberger Co.,
   1.25%, 6/9/03 (a)                        72,000      71,903
Sheffield Receivables Corp.,
   1.26%, 5/20/03 (a)                       44,650      44,620
Sheffield Receivables Corp.,
   1.26%, 5/21/03 (a)                       12,455      12,446
Texas Department of Economics,
   1.27%, 5/2/03                            12,000      12,000

Total Commercial Paper
(Amortized Cost $703,214)                              703,214

Corporate Bonds (27.1%)

American Honda Finance,
   1.53%*, 5/8/03**, MTN                    25,000      25,038
American Honda Finance,
   1.50%*, 7/16/03**, MTN                   10,000      10,016
CIT Group, Inc.,
   2.84%*, 6/2/03**, MTN                   $20,000    $ 20,095
CIT Group, Inc.,
   5.63%, 10/15/03                           5,000       5,084
CIT Group, Inc.,
   5.63%, 5/17/04                            9,000       9,292
Goldman Sachs Group, Inc.,
   1.37%*, 5/1/03**                         50,000      50,000
Goldman Sachs Group, Inc.,
   1.59%*, 5/27/03**                        20,000      20,023
Heller Financial, Inc.,
   7.88%, 5/15/03                           11,895      11,919
Huntington National Bank,
   1.44%*, 6/30/03**                        25,000      25,011
Liberty Lighthouse US Capital,
   1.30%*, 5/28/03**, MTN                   25,000      24,997
Merrill Lynch & Co., Inc.,
   1.62%*, 5/1/03**, MTN                    25,000      25,043
Merrill Lynch & Co., Inc.,
   1.64%*, 5/1/03**, MTN                    25,000      25,000
Merrill Lynch & Co., Inc.,
   1.45%*, 5/13/03**, MTN                    5,000       5,001
Morgan Stanley,
   1.51%*, 5/19/03**, MTN                   20,000      20,033
National Rural Utilities,
   1.49%*, 5/19/03**, MTN                   25,000      24,987
Parker-Hannifin Corp.,
   2.18%*, 7/1/03**, MTN                    16,500      16,550
SeaRiver Maritime, Inc.,
   1.34%*, 5/1/03**                         26,400      26,401
Sigma Finance, Inc.,
   1.47%*, 5/1/03**, MTN                    30,000      30,001
Sigma Finance, Inc.,
   1.47%*, 5/1/03**                         15,000      15,009
Sigma Finance, Inc.,
   1.40%*, 5/2/03**                         30,000      30,015
Texas Disposal Systems,
   1.40%*, 5/1/03**,
   LOC Bank of America                       4,500       4,500

Total Corporate Bonds
(Amortized Cost $424,015)                              424,015

Taxable Municipal Bonds (8.7%)

California (1.7%):
Azusa Multifamily Housing Revenue,
   Pacific Glen Apartments Project,
   1.30%*, 5/1/03**, FNMA                   12,450      12,450
Frenso Multifamily Housing Revenue,
   Stonepine Apartments, Series A,
   1.30%*, 5/1/03**, FNMA                    5,095       5,095
Kings County Housing Authority,
   Multifamily Housing Revenue,
   Edgewater Isle Apartments, Series A,
   1.32%*, 5/1/03**, LOC FNMA                9,710       9,710

                                                        27,255

                    See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Institutional Money Market Fund                                 April 30, 2003
(Amounts in Thousands)                                             (Unaudited)

                                         Principal
Security Description                       Amount       Value

Mississippi (0.7%):
Mississippi Business Finance Corp.,
   1.40%*, 5/1/03**,
   LOC Bank of America                     $11,600  $   11,600

Ohio (3.3%):
Hamilton County Hospital Facilities
   Revenue, Elizabeth Gamble, Series A,
   1.37%*, 5/7/03**,
   LOC J.P. Morgan Chase & Co.               8,500       8,500
Hamilton, Electric Revenue, Series A,
   1.36%*, 5/1/03**, FSA,
   SPA Dexia Credit Local                   41,660      41,660

                                                        50,160

Texas (3.0%):
Gulf Coast Waste Disposal Authority,
   Environmental Facilities Revenue,
   Exxon Mobil Corp. Project, Series A,
   1.35%*, 5/1/03**, AMT                    21,100      21,100
Lower Neches Valley Authority,
   Industrial Development, Corporation
   Exempt Facilities Revenue,
   Exxon Mobil Corp. Project, Series B,
   1.35%*, 5/1/03**, AMT                    26,050      26,050

                                                        47,150

Total Taxable Municipal Bonds
(Amortized Cost $136,165)                              136,165

Repurchase Agreement (13.1%)

ABN Amro,
   1.34%, 5/1/03
   (Collateralized by $71,401 various
   U.S. Government Securities,
   5.50%-8.50%, 5/2/06-12/1/32,
   market value $70,944)                    70,000      70,000
Bear Stearns & Co.,
   1.36%, 5/1/03
   (Collateralized by $71,901 various
   U.S. Government Securities,
   0.00%-7.00%, 1/1/08-4/1/33,
   market value $71,804)                    70,000      70,000
UBS Warburg,
   1.33%, 5/1/03
   (Collateralized by $66,301 various
   U.S. Government Securities,
   0.00%, 7/25/03-10/7/05,
   market value $66,301)                    65,000      65,000

Total Repurchase Agreement
(Amortized Cost $205,000)                              205,000

U.S. Government Agencies (0.6%)

Federal Home Loan Bank (0.6%):
1.61%, 12/8/03,
   Callable 5/13/03 @ 100                  $10,000  $   10,002

Total U.S. Government Agencies
(Amortized Cost $10,002)                                10,002

Total Investments
(Amortized Cost $1,564,395) (a) -- 99.9%             1,564,395

Other assets in excess of liabilities -- 0.1%            1,720

NET ASSETS -- 100.0%                                $1,566,115

(a) Section 4(2) commercial paper which is restricted as to resale.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 2003.

**  The date reflects the next rate change date.

Securities in this portfolio may be restricted as to resale to institutional investors only, in accordance with the Securities Act of 1933.

AMT -- Alternative Minimum Tax

FNMA -- Insured by Federal National Mortgage Association

FSA -- Insured by Financial Security Assurance

LOC -- Letter of Credit

MTN -- Medium Term Note

SPA -- Standby Purchase Agreement

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Federal Money Market Fund                                       April 30, 2003
(Amounts in Thousands)                                             (Unaudited)

                                         Principal
Security Description                       Amount       Value

U.S. Government Agencies (19.6%)

Federal Farm Credit Bank (1.0%):
2.60%, 5/1/03                              $15,000  $   15,000

Federal Home Loan Bank (13.3%):
1.30%, 5/23/03                              25,000      24,980
4.13%, 8/15/03                              50,000      50,412
1.50%, 11/6/03                              16,750      16,744
1.61%, 12/8/03,
   Callable 5/13/03 @ 100                   25,000      25,003
1.40%, 3/17/04,
   Callable 5/20/03 @ 100                   10,000      10,000
1.40%, 3/29/04,
   Callable 6/6/03 @ 100                    35,000      35,000
1.27%, 4/8/04,
   Callable 6/19/03 @ 100                   15,000      14,981
3.75%, 4/15/04                              10,000      10,232
3.38%, 5/14/04                              10,000      10,217

                                                       197,569

Federal National Mortgage
   Association (2.1%):
5.13%, 2/13/04                              20,000      20,581
1.45%, 4/19/04,
   Callable 6/25/03 @ 100                   10,000      10,000

                                                        30,583

Student Loan Marketing Assoc. (3.2%):
1.19%*, 5/6/03**                            10,000      10,000
1.19%*, 5/6/03**                            16,800      16,800
1.19%*, 5/6/03**                            10,000      10,000
4.75%, 4/23/04                              10,000      10,332

                                                        47,132

Total U.S. Government Agencies
(Amortized Cost $290,284)                              290,284

U.S. Treasury Obligations (1.1%)

U.S. Treasury Notes (1.1%):
11.88%, 11/15/03                            15,000      15,846

Total U.S. Treasury Obligations
(Amortized Cost $15,846)                                15,846

Repurchase Agreement (79.9%)

ABN Amro Bank, NV,
   1.34%, 5/1/03
   (Collateralized by $71,400 various
   U.S. Government Securities,
   2.75%-9.00%, 11/14/05-12/1/32,
   market value $71,022)                    70,000      70,000
Bear Stearns & Co.,
   1.36%, 5/1/03
   (Collateralized by $357,004 various
   U.S. Government Securities,
   0.00%-12.50%, 12/1/03-2/1/37,
   market value $355,323)                  350,000     350,000
Citigroup Securities, Inc.,
   1.33%, 5/1/03
   (Collateralized by $71,401 various
   U.S. Government Securities,
   5.00%-6.88%, 1/20/07-9/15/10,
   market value $70,718)                  $ 70,000  $   70,000
Deutsche Bank Securities, Inc.,
   1.34%, 5/1/03
   (Collateralized by $71,400 various
   U.S. Government Securities,
   4.57%-8.00%, 7/1/08-3/1/33,
   market value $71,039)                    70,000      70,000
Goldman Sachs Group, Inc.,
   1.31%, 5/1/03
   (Collateralized by $71,400 various
   U.S. Government Securities,
   0.00%, 11/15/13-2/15/15,
   market value $71,400)                    70,000      70,000
Greenwich Partners, LLC,
   1.35%, 5/1/03
   (Collateralized by $357,002 various
   U.S. Government Securities,
   1.75%-4.38%, 6/30/04-11/15/12,
   market value $353,687)                  350,000     350,000
Lehman Bros., Inc.,
   1.27%, 5/1/03
   (Collateralized by $71,380 various
   U.S. Government Securities,
   0.00%-7.13%, 2/17/04-1/15/30,
   market value $70,240)                    70,000      70,000
Morgan Stanley and Co.,
   1.25%, 5/1/03
   (Collateralized by $71,400 various
   U.S. Government Securities,
   6.00%-7.50%, 9/1/12-3/1/33,
   market value $71,042)                    70,000      70,000
UBS Warburg, LLC,
   1.33%, 5/1/03
   (Collateralized by $66,104 various
   U.S. Government Securities,
   1.17%-4.96%, 9/18/03-2/28/11,
   market value $65,917)                    64,807      64,807

Total Repurchase Agreement
(Amortized Cost $1,184,807)                          1,184,807

Total Investments
(Amortized Cost $1,490,937) (a) -- 100.6%            1,490,937

Liabilities in excess of other assets -- (0.6)%        (9,420)

NET ASSETS -- 100.0%                                $1,481,517

* Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30,2003.

**  The date reflects the next rate change date.

                      See notes to financial statements.


                                          Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                          April 30, 2003
(Amounts in Thousands, Except Per Share Amounts)                   (Unaudited)


                                                                                     Institutional                     Federal
                                                                                     Money Market                   Money Market
                                                                                         Fund                           Fund

ASSETS:
Investments, at amortized cost                                                        $1,359,395                      $  306,130
Repurchase agreements, at value                                                          205,000                       1,184,807

     Total                                                                             1,564,395                       1,490,937

Cash                                                                                         241                              50
Interest receivable                                                                        2,999                           2,346
Prepaid expenses and other assets                                                            240                              48

         Total Assets                                                                  1,567,875                       1,493,381

LIABILITIES:
Dividends payable                                                                          1,301                           1,217
Payable to brokers for investments purchased                                                  --                          10,217
Accrued expenses and other payables:
     Investment advisory fees                                                                254                             260
     Administration fees                                                                       9                               9
     Custodian fees                                                                           24                              31
     Accounting fees                                                                          --                               1
     Transfer agent fees                                                                      52                              10
     Shareholder service fees -- Select Shares                                                23                               5
     Other                                                                                    97                             114

         Total Liabilities                                                                 1,760                          11,864

NET ASSETS:
Capital                                                                                1,566,118                       1,481,509
Accumulated net investment income                                                              1                              --
Accumulated net realized gains (losses)
     from investment transactions                                                             (4)                              8

         Net Assets                                                                   $1,566,115                      $1,481,517

Net Assets
     Investor Shares                                                                  $1,366,082                      $  982,461
     Select Shares                                                                       200,033                         499,056

         Total                                                                        $1,566,115                      $1,481,517

Outstanding units of beneficial interest (shares)
     Investor Shares                                                                   1,366,226                         982,451
     Select Shares                                                                       200,027                         499,056

         Total                                                                         1,566,253                       1,481,507

Net asset value
     Offering and redemption price per share -- Investor Shares                       $     1.00                      $     1.00

     Offering and redemption price per share -- Select Shares                         $     1.00                      $     1.00


                      See notes to financial statements.


                                                      Statements of Operations
THE VICTORY PORTFOLIOS                 For the Six Months Ended April 30, 2003
(Amounts in Thousands)                                             (Unaudited)

                                                                                       Institutional                   Federal
                                                                                       Money Market                 Money Market
                                                                                           Fund                         Fund

Investment Income:
Interest income                                                                          $12,312                         $11,138

     Total Income                                                                         12,312                          11,138

Expenses:
Investment advisory fees                                                                   1,687                           1,884
Administration fees                                                                        1,019                             911
Shareholder service fees -- Select Shares                                                    268                             644
Accounting fees                                                                               60                              57
Custodian fees                                                                               174                             163
Legal and audit fees                                                                          88                              74
Trustees' fees and expenses                                                                   43                              39
Transfer agent fees                                                                            8                              41
Registration and filing fees                                                                  19                              33
Printing fees                                                                                  3                               1
Other                                                                                         34                              31

     Total Expenses                                                                        3,403                           3,878

Expenses voluntarily reduced                                                                (428)                           (684)

     Net Expenses                                                                          2,975                           3,194

Net Investment Income                                                                      9,337                           7,944

Realized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions                                      (4)                             43

Change in net assets resulting from operations                                           $ 9,333                         $ 7,987


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                     Statements of Changes in Net Assets
(Amounts in Thousands)


                                                       Institutional Money Market Fund               Federal Money Market Fund

                                                          Six                                       Six
                                                         Months               Year                 Months                Year
                                                         Ended                Ended                Ended                 Ended
                                                        April 30,          October 31,            April 30,           October 31,
                                                         2003                 2002                 2003                  2002

                                                       (Unaudited)                               (Unaudited)

From Investment Activities:
Operations:
     Net investment income                             $     9,337         $    31,843           $     7,944          $    25,756
     Net realized gains/(losses) from
       investment transactions                                  (4)                 54                    43                  (35)

Change in net assets resulting from operations               9,333              31,897                 7,987               25,721

Distributions to Shareholders:
     From net investment income
         Investor Shares                                    (8,353)            (26,645)               (5,647)             (17,496)
         Select Shares                                      (1,029)             (5,315)               (2,297)              (8,385)

Change in net assets from
     distributions to shareholders                          (9,382)            (31,960)               (7,944)             (25,881)

Capital Transactions:
     Proceeds from shares issued                         2,743,104           5,242,258             2,804,963            8,633,353
     Dividends reinvested                                    3,633              16,229                 7,104               24,038
     Cost of shares redeemed                            (2,948,475)         (6,469,081)           (2,884,337)          (8,588,442)

Change in net assets from capital transactions            (201,738)         (1,210,594)              (72,270)              68,949

Change in net assets                                      (201,787)         (1,210,657)              (72,227)              68,789

Net Assets:
     Beginning of period                                 1,767,902           2,978,559             1,553,744            1,484,955

     End of period                                     $ 1,566,115         $ 1,767,902           $ 1,481,517          $ 1,553,744

Share Transactions:
     Issued                                              2,743,104           5,242,258             2,804,963            8,633,353
     Reinvested                                              3,633              16,229                 7,104               24,038
     Redeemed                                           (2,948,475)         (6,469,081)           (2,884,337)          (8,588,442)

Change in Shares                                          (201,738)         (1,210,594)              (72,270)              68,949


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                    Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                      Institutional Money Market Fund

                                                                              Investor Shares

                                            Six
                                           Months          Year           Year            Year           Year            Year
                                            Ended          Ended          Ended           Ended          Ended           Ended
                                          April 30,     October 31,    October 31,     October 31,    October 31,     October 31,
                                            2003           2002           2001            2000           1999            1998

                                         (Unaudited)

Net Asset Value,
     Beginning of Period                 $    1.000      $    1.000     $    1.000      $    1.000     $    1.000      $    1.000

Investment Activities
     Net investment income                    0.006           0.017          0.047           0.060          0.049           0.054

Distributions
     Net investment income                   (0.006)         (0.017)        (0.047)         (0.060)        (0.049)         (0.054)

Net Asset Value, End of Period           $    1.000      $    1.000     $    1.000      $    1.000     $    1.000      $    1.000

Total Return                                   0.57%<F2>       1.75%          4.78%           6.16%          5.03%           5.53%

Ratios/Supplementary Data:
Net Assets at end of period (000)        $1,366,082      $1,531,831     $1,621,951      $1,313,929     $1,313,571      $1,068,521
Ratio of expenses to
   average net assets                          0.32%<F3>       0.32%          0.33%           0.30%          0.27%           0.27%
Ratio of net investment income
   to average net assets                       1.14%<F3>       1.73%          4.56%           5.96%          4.91%           5.38%
Ratio of expenses to
   average net assets<F1>                      0.37%<F3>       0.37%          0.36%           0.37%          0.41%           0.42%
Ratio of net investment income
   to average net assets<F1>                   1.09%<F3>       1.68%          4.53%           5.89%          4.77%           5.23%


<F1>  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2>  Not annualized.

<F3>  Annualized.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                         Financial Highlights--continued
For a Share Outstanding Throughout Each Period

                                                                      Institutional Money Market Fund

                                                                               Select Shares

                                            Six
                                           Months          Year           Year            Year           Year             Year
                                            Ended          Ended          Ended           Ended          Ended            Ended
                                          April 30,     October 31,    October 31,     October 31,    October 31,      October 31,
                                            2003           2002           2001            2000           1999             1998

                                         (Unaudited)

Net Asset Value,
     Beginning of Period                   $  1.000        $  1.000     $    1.000      $    1.000     $    1.000        $  1.000

Investment Activities
     Net investment income                    0.004           0.015          0.044           0.057          0.046           0.051

Distributions
     Net investment income                   (0.004)         (0.015)        (0.044)         (0.057)        (0.046)         (0.051)

Net Asset Value, End of Period             $  1.000        $  1.000     $    1.000      $    1.000     $    1.000        $  1.000

Total Return                                   0.45%<F2>       1.51%          4.50%           5.88%          4.72%           5.22%

Ratios/Supplementary Data:
Net Assets at end of period (000)          $200,033        $236,071     $1,356,608      $2,864,926     $1,116,011        $572,033
Ratio of expenses to
     average net assets                        0.56%<F3>       0.55%          0.58%           0.56%          0.57%           0.56%
Ratio of net investment income
     to average net assets                     0.89%<F3>       1.63%          4.69%           5.80%          4.63%           5.09%
Ratio of expenses to
     average net assets<F1>                    0.61%<F3>       0.60%          0.63%           0.63%          0.71%           0.71%
Ratio of net investment income
     to average net assets<F1>                 0.84%<F3>       1.58%          4.64%           5.73%          4.49%           4.94%


<F1>  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2>  Not annualized.

<F3>  Annualized.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                    Financial Highlights
For a Share Outstanding Throughout Each Period

                                                                      Federal Money Market Fund

                                                                         Investor Shares

                                       Six
                                      Months         Year           Year         Year         Year         Period        Year
                                       Ended         Ended          Ended        Ended        Ended         Ended        Ended
                                     April 30,    October 31,    October 31,  October 31,  October 31,   October 31, November 30,
                                       2003          2002           2001         2000         1999         1998<F2>      1997

                                    (Unaudited)

Net Asset Value,
     Beginning of Period              $  1.000     $    1.000       $  1.000     $  1.000     $  1.000      $  1.000     $  1.000

Investment Activities
     Net investment income               0.006          0.017          0.045        0.058        0.047         0.048        0.048

Distributions
     Net investment income              (0.006)        (0.017)        (0.045)      (0.058)      (0.047)       (0.048)      (0.048)

Net Asset Value, End of Period        $  1.000     $    1.000       $  1.000     $  1.000     $  1.000      $  1.000     $  1.000

Total Return                              0.57%<F3>      1.72%          4.62%        5.95%        4.82%         4.91%<F3>    4.94%

Ratios/Supplementary Data:
Net Assets at end of period (000)     $982,461     $1,048,065       $930,075     $865,366     $834,054      $717,972     $243,499
Ratio of expenses to
     average net assets                   0.33%<F4>      0.33%          0.32%        0.30%        0.28%         0.27%<F4>    0.53%
Ratio of net investment income
     to average net assets                1.14%<F4>      1.70%          4.42%        5.79%        4.72%         5.22%<F4>    4.91%
Ratio of expenses to
     average net assets<F1>               0.43%<F4>      0.42%          0.42%        0.43%        0.45%         0.48%<F4>    0.90%
Ratio of net investment income
     to average net assets<F1>            1.04%<F4>      1.61%          4.32%        5.66%        4.55%         5.01%<F4>    4.54%


<F1>  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2>  Effective March 23, 1998, the Key Money Market Fund became the Victory Federal Money Market Fund, and the Fund designated the existing shares of Key Money Market Fund as Investor Shares and commenced offering Select Shares. Financial highlights prior to March 23, 1998 represent the Key Money Market Fund.

<F3>  Not annualized.

<F4>  Annualized.


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                         Financial Highlights--continued
For a Share Outstanding Throughout Each Period

                                                                          Federal Money Market Fund

                                                                                Select Shares

                                         Six
                                        Months          Year           Year           Year            Year          Period
                                         Ended          Ended          Ended          Ended           Ended         Ended
                                       April 30,      October 31,    October 31,    October 31,     October 31,    October 31,
                                         2003           2002           2001           2000            1999          1998<F2>

                                     (Unaudited)
Net Asset Value,
     Beginning of Period              $  1.000         $  1.000       $  1.000       $  1.000        $  1.000     $  1.000

Investment Activities
     Net investment income               0.004            0.015          0.043          0.055           0.045        0.031

Distributions
     Net investment income              (0.004)          (0.015)        (0.043)        (0.055)         (0.045)      (0.031)

Net Asset Value, End of Period        $  1.000         $  1.000       $  1.000       $  1.000        $  1.000     $  1.000

Total Return                              0.44%<F3>        1.48%          4.37%          5.69%           4.56%        3.14%<F3>

Ratios/Supplementary Data:
Net Assets at end of period (000)     $499,056         $505,679       $554,880       $426,835        $283,625     $198,141
Ratio of expenses to
     average net assets                   0.59%<F4>        0.57%          0.56%          0.55%           0.53%        0.43%<F4>
Ratio of net investment income
     to average net assets                0.89%<F4>        1.47%          4.21%          5.61%           4.47%        5.06%<F4>
Ratio of expenses
     to average net assets<F1>            0.68%<F4>        0.67%          0.67%          0.68%           0.71%        0.54%<F4>
Ratio of net investment income
     to average net assets<F1>            0.80%<F4>        1.37%          4.10%          5.48%           4.29%        4.95%<F4>


<F1>  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2>  Information represents the period March 23, 1998 (commencement of operations) to October 31, 1998.

<F3>  Not annualized.

<F4>  Annualized.


                      See notes to financial statements.

                                                 Notes to Financial Statements
THE VICTORY PORTFOLIOS                                          April 30, 2003
                                                                   (Unaudited)

1.   Organization:

     The Victory Portfolios (the "Trust") were organized on December 6, 1995 as a Delaware statutory trust (formerly known as a Delaware business trust) and a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company. The Trust is authorized to issue an unlimited number of shares which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of 23 active funds. The accompanying financial statements and financial highlights are those of the Institutional Money Market Fund and the Federal Money Market Fund (collectively, the "Funds").

     The Institutional Money Market Fund and the Federal Money Market Fund are authorized to issue two classes of shares: Investor Shares and Select Shares. Each class of shares has identical rights and privileges except with respect to fees paid under shareholder servicing plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

     The Institutional Money Market Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Federal Money Market Fund seeks to provide high current income to the extent consistent with the preservation of capital.


2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments of the Funds are valued at either amortized cost, which approximates value, or at original cost which, combined with accrued interest, approximates value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Repurchase Agreements:

     Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     Dividends to Shareholders:

     Dividends from net investment income are declared daily and paid monthly by the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

                                  Continued

THE VICTORY PORTFOLIOS                                          April 30, 2003
                                                                   (Unaudited)

     Federal Income Taxes:

     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     Other:

     Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated on the basis of relative net assets or another appropriate basis. Fees paid under a Fund's shareholder servicing plan are borne by the specific class of shares to which they apply.


3.   Related Party Transactions:

     Investment advisory services are provided to each Fund by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyCorp. Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyBank National Association, serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     BISYS Fund Services, Inc. (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as the Administrator to the Funds. Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Funds for serving as officers of the Trust.

     Under the terms of the Administration Agreement, the Administrator's fee is computed at the annual rate of 0.14% of the Trust's average daily net assets up to $8 billion, 0.10% of the Trust's average daily net assets between $8 billion and $25 billion, and 0.08% of the Trust's average daily net assets greater than $25 billion. Under a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.03% of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an affiliate of BISYS, serves the Trust as Fund Accountant and Transfer Agent for the Funds. Under the terms of the Fund Accounting and Transfer Agency Agreements, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

     BISYS Fund Services Limited Partnership (the "Distributor"), a wholly-owned subsidiary of BISYS, serves as distributor for the shares of the Trust.

     The Distributor or financial institutions (directly or through the Distributor) may receive from each Fund, pursuant to a Shareholder Servicing Plan, a fee of up to 0.25% of the average daily net assets of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Advisor.

     Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

     Additional information regarding related party transactions is as follows for the period ended April 30, 2003:


                                                                           Investment             Administration
                                                                          Advisory Fees                Fees

                                                                   Maximum
                                                                 Percentage
                                                                 of Average        Voluntary         Voluntary
                                                                    Daily             Fee               Fee
                                                                 Net Assets       Reductions        Reductions

                                                                                     (000)             (000)
     Institutional Money Market Fund                                0.20%            $ --              $428
     Federal Money Market Fund                                      0.25%            $301              $383

                                  Continued

THE VICTORY PORTFOLIOS                                          April 30, 2003
                                                                   (Unaudited)

4.   Capital Share Transactions:

     Transactions in capital shares were as follows (amounts in thousands):


                                                     Institutional Money Market Fund               Federal Money Market Fund

                                                      Six Months              Year                Six Months             Year
                                                         Ended                Ended                  Ended               Ended
                                                       April 30,           October 31,             April 30,          October 31,
                                                         2003                 2002                   2003                2002

     Share Transactions:
     Investor Shares:
     Issued                                            2,187,566             4,312,796             1,934,825            6,472,062
     Reinvested                                            2,497                 8,299                 4,573               15,203
     Redeemed                                         (2,355,770)           (4,411,152)           (2,005,031)          (6,369,179)

     Total                                              (165,707)              (90,057)              (65,633)             118,086

     Select Shares:
     Issued                                              555,538               929,462               870,138            2,161,291
     Reinvested                                            1,136                 7,930                 2,531                8,835
     Redeemed                                           (592,705)           (2,057,929)             (879,306)          (2,219,263)

     Total                                               (36,031)           (1,120,537)               (6,637)             (49,137)


                   This page is intentionally left blank.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

                                                                  PRSRT STD
                                                                U.S. POSTAGE
                                                                    PAID
                                                                Cleveland, OH
                                                               Permit No. 1535

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

      o Detailed performance records
      o Up to the minute share prices
      o The latest fund news
      o Investment resources to help you become a better investor
      o A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Victory Funds
LOGO (R)

Visit our web site at:                    Call Victory at:
VictoryConnect.com                        800-539-FUND (800-539-3863)

                                                             1IMM-SEMI-AR 6/03

April 30, 2003

Semi Annual Report

Gradison Government Reserves Fund
Prime Obligations Fund
Financial Reserves Fund
Tax-Free Money Market Fund
Ohio Municipal Money Market Fund

Victory Funds
LOGO(R)

To: Shareholders of the Victory Money Market Funds

Date: June 24th, 2003

Re: PROSPECT OF LOWER INTEREST RATES

In recent months, financial publications have been questioning the impact of additional interest rate cuts on the money market fund industry. There has been speculation that yields will be so low that after the deduction of operating expenses, the net yield will be negative and therefore, the fund would appear to decline below $1.00 per share (net asset value).

Victory Capital Management's significant client base uses our money market fund vehicles for maintaining idle cash balances. We believe it is important for our clients to know we are aware of the situation and have a strategy in place. At this time, it is not clear what impact additional rate cuts will have on our fund, since much will depend on the size of the cuts and the length of time rates stay at what are historically low levels.

Regardless of events, we will monitor the yields on our funds closely. If there are indications of a "negative yield", we will consider a combination of temporary methods to reduce the funds' expenses including waivers of management and service fees as well as negotiating concessions from our service providers.

Our service team is well informed of the situation and will be prepared to respond to client questions. Please rest assured, however, that we remain committed to the money market mutual fund business, and to the shareholders who have placed their assets in our funds.

If you would like any further information, please feel free to contact the victory funds at 1-800-539-3863. You may also log on to our web site at www.victoryconnect.com.

Sincerely,

/s/ Kathleen A. Dennis

Kathleen A. Dennis
President

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Victory Capital Management Inc. is a member of the Key financial network. Distributor: BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc. is the investment advisor to the Funds and receives a fee from the Funds for performing services for the Funds. For additional information including current performance or to request a prospectus, which contains charges, expenses and risks, please call 1.800.539.FUND (3863) or visit victoryfunds.com. Please read the prospectus carefully before investing or sending money.

o Not FDIC Insured        o No Bank Guarantee        o May Lose Value

The Victory Portfolios

                              Table of Contents

Shareholder Letter                                                2

Financial Statements
Schedules of Investments                                          3
Statements of Assets and Liabilities                             25
Statements of Operations                                         27
Statements of Changes in Net Assets                              29
Financial Highlights                                             31

Notes to Financial Statements                                    37


Victory Capital Management Inc., a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc. receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

                               NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.


Victory Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
VictoryConnect.com

Letter to our Shareholders

In the first six months of our fiscal year 2002-2003, investors have seen a continuation of weak equity markets, positive bond returns and almost non-existent yields on money market instruments. Though many mutual fund investors held their course, asset flows indicate that the assortment of economic and political issues over the last several years have also caused a flight to quality.

Important to all our mutual fund investors has been the SEC's reaction to the varied problems that have been factors in the market volatility of the last two years. Most of the newly imposed regulations are broad reaching and meant to rebuild investor confidence.

A significant increase in responsibility will be placed on mutual fund trustees. Examples include pre-approval of audit and non-audit services by audit committees. An Audit Committee "financial expert" must be identified if one of the trustees meets the criteria. A number of new policies must be approved including privacy, anti-money laundering, and proxy voting. A majority of Trustees must be independent, and all must be educated on industry requirements. Part of the SEC's focus in its regulatory examinations will be on insuring that the boards fully implement all their responsibilities and maintain well-documented records.

Investment managers are working under broader code of ethics requirements and putting in place methods to report their proxy voting policies as well as voting records on all securities owned. Securities positions will be reported more frequently. It is expected that compliance reporting and policy reviews will become more detailed in response to the SEC's expanded focus. Finally, we have an increased burden to "know our customers" in light of the new anti-money laundering regulations.

Shareholders should understand that the trade-off for tighter controls and oversight might ultimately be increased expense. As one example, mutual funds will bear some fees to support the new Public Company Accounting Oversight Board. Both management and fund trustees are conscious of the potential impact to shareholders, and have voiced concern to our regulators. We remain committed, however, to providing solutions and meeting our requirements at the lowest possible cost to our clients.

We also remain committed to our focus on investment results. In spite of the economic environment, we continue to invest resources in our research and portfolio management teams. Our philosophy is based on teamwork and fundamental research and, we are not wavering from that belief.

Thank you for your continued confidence in Victory. You may obtain further information or assistance from our shareholder services division at
1.800.539.3863 or visit our web site at www.VictoryConnect.com.

/s/ Kathleen A. Dennis
Kathleen A. Dennis
President
Victory Funds

THE VICTORY PORTFOLIOS                                Schedules of Investments
Gradison Government Reserves Fund                               April 30, 2003
(Amounts in Thousands)                                             (Unaudited)

                                        Principal
Security Description                      Amount       Value

U.S. Government Agencies (99.1%)

Federal Farm Credit Bank (27.0%):
1.25%*, 5/1/03                            $ 50,000  $   50,000
1.28%, 5/1/03                               44,300      44,300
1.18%, 5/5/03                              116,000     115,985
1.17%*, 5/15/03**                          600,000     600,000
1.25%, 6/3/03                               22,008      21,983
1.20%*, 6/6/03                              50,000      50,000
1.25%, 6/9/03                               25,000      24,966
1.28%, 6/13/03                              17,588      17,561
1.26%, 6/19/03                              20,000      19,966
1.28%, 6/25/03                              49,000      48,904

                                                       993,665

Federal Home Loan Bank (37.6%):
1.18%, 5/7/03                               85,117      85,100
1.19%, 5/9/03                              398,483     398,377
1.20%, 5/14/03                             333,009     332,865
1.19%, 5/16/03                             200,000     199,901
1.22%, 6/4/03                               50,000      49,942
5.72%, 6/23/03                              15,000      15,096
4.13%, 8/15/03                              50,000      50,411
1.50%, 11/6/03                              35,000      34,988
1.61%, 12/8/03, Callable 5/13/03 @ 100      50,000      50,006
1.40%, 3/17/04, Callable 5/20/03 @ 100      20,000      20,000
1.40%, 3/29/04, Callable 6/6/03 @ 100       65,000      65,000
1.27%, 4/8/04, Callable 6/19/03 @ 100       35,000      34,956
4.88%, 4/16/04                              25,000      25,848
3.38%, 5/14/04                              25,000      25,544

                                                     1,388,034

Student Loan Marketing Assoc. (34.5%):
1.28%, 5/1/03                              224,415     224,415
1.19%*, 5/6/03                              26,700      26,700
1.19%*, 5/6/03                              50,000      49,995
1.19%*, 5/6/03                             120,000     119,995
1.19%*, 5/6/03                              59,750      59,749
1.16%, 5/7/03                               37,792      37,785
1.17%, 5/8/03                               14,050      14,047
1.17%, 5/9/03                              550,000     549,856
2.60%, 5/27/03                              50,000      50,000
2.65%, 6/13/03                             100,000     100,001
1.40%, 2/20/04, Callable 7/25/03 @ 100      25,000      25,000
4.75%, 4/23/04                              15,000      15,498

                                                     1,273,041

Total U.S. Government Agencies
(Amortized Cost $3,654,740)                          3,654,740

U.S. Treasury Obligations (5.6%)

U.S. Treasury Bills (1.7%):
1.25%, 5/15/03                            $ 62,346  $   62,316

U.S. Treasury Notes (3.9%):
3.88%, 7/31/03                              55,000      55,354
5.75%, 8/15/03                              50,000      50,664
11.88%, 11/15/03                            35,000      36,975

                                                       142,993

Total U.S. Treasury Obligations
(Amortized Cost $205,309)                              205,309

Total Investments
(Amortized Cost $3,860,049) (a) -- 104.7%            3,860,049

Liabilities in excess of other assets -- (4.7)%      (173,011)

NET ASSETS -- 100.0%                                $3,687,038

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities, having interest rates that will change periodically, are based upon an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 2003. The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
Prime Obligations Fund                                         April 30, 2003
(Amounts in Thousands)                                            (Unaudited)

                                        Principal
Security Description                      Amount       Value

Certificates of Deposit (9.6%)

Comerica Bank,
   1.30%*, 5/12/03**                       $30,000  $   30,000
Huntington National Bank,
   2.63%, 5/5/03                            40,000      40,001
Huntington National Bank,
   1.43%*, 5/15/03**                        25,000      25,007
Rabobank,
   2.55%, 7/11/03                           25,000      24,999
Royal Bank of Canada,
   2.70%, 6/13/03                           16,000      16,000
State Street Bank & Trust Corp.,
   2.31%, 6/19/03                           30,000      30,000

Total Certificates of Deposit
(Amortized Cost $166,007)                              166,007

Commercial Paper (39.8%)

Asset Securitization Capital Corp.,
   1.25%, 5/7/03, (a)                       25,000      24,994
Asset Securitization Capital Corp.,
   1.25%, 5/20/03, (a)                      25,000      24,984
Cofco Capital Corp.,
   1.22%, 5/7/03                            23,000      22,995
Delaware Funding Corp.,
   1.25%, 5/7/03                            50,000      49,990
Delaware Funding Corp.,
   1.25%, 6/11/03                           25,000      24,964
Edison Asset Securitization,
   1.25%, 5/13/03, (a)                      80,000      79,967
Fleet Funding Corp.,
   1.23%, 6/2/03, (a)                       30,000      29,967
Fleet Funding Corp.,
   1.25%, 6/23/03, (a)                      24,673      24,628
General Dynamics,
   1.25%, 5/9/03, (a)                       44,980      44,968
General Electric Capital Corp.,
   1.37%, 5/1/03                            80,000      80,000
General Electric Co.,
   1.37%, 5/1/03                            80,000      80,000
Mont Blanc Capital Corp.,
   1.26%, 5/7/03, (a)                       25,000      24,995
Moriarty LLC,
   1.37%, 5/1/03, (a)                       70,000      69,999
Redwood Receivables Corp.,
   1.27%, 5/29/03                           30,000      29,970
Schlumberger Co.,
    1.25%, 6/9/03, (a)                      75,790      75,687

Total Commercial Paper
(Amortized Cost $688,108)                              688,108

Corporate Bonds (29.0%)

American Honda Finance,
   1.50%*, 7/16/03**, MTN                  $10,000  $   10,016
Anchor Holdings II LLC,
   1.38%*, 5/1/03**                         14,300      14,300
BellSouth Telecommunications, Inc.,
   6.25%, 5/15/03                            5,000       5,007
Carenet Health Systems,
   1.40%*, 5/1/03**,
   LOC Bank of America                       5,400       5,400
Champion Brands, Inc.,
   1.40%*, 5/1/03**,
   LOC Bank of America                       5,900       5,900
CIT Group, Inc.,
   2.84%*, 6/2/03**, MTN                    19,310      19,409
CIT Group, Inc.,
   2.54%*, 7/9/03**, MTN                     5,000       5,025
CIT Group, Inc.,
   5.63%*, 5/17/04**                         9,000       9,292
Clinic Investment LP, Series 2000,
   1.40%*, 5/1/03**                          2,025       2,025
Finley Distributing Co.,
   1.40%*, 5/1/03**,
   LOC Bank of America                       8,800       8,800
General Secretariat Oas,
   1.40%*, 5/1/03**,
   LOC Bank of America                       8,245       8,245
Goldman Sachs Group, Inc.,
   1.37%*, 5/1/03**                         75,000      75,000
Hoseki Homes I,
   1.45%*, 5/1/03**,
   LOC Huntington National Bank              4,850       4,850
JP Extrusions, Inc.,
   1.40%*, 5/1/03**,
   LOC Bank One                              5,950       5,950
Liberty Lighthouse US Capital,
   1.30%*, 5/25/03**, MTN                   25,000      24,997
Merrill Lynch & Co., Inc.,
   1.62%*, 5/1/03**, MTN                    25,000      25,043
Merrill Lynch & Co., Inc.,
   1.48%*, 7/22/03**, MTN                   10,000      10,006
Morgan Stanley,
   1.51%*, 5/19/03**, MTN                   70,000      70,117
National Rural Utilities,
   1.49%*, 5/17/03**, MTN                   20,000      19,987
Orthopaedic Institute,
   1.60%*, 5/1/03**,
   LOC Huntington Bank                       8,730       8,730
Pomeroy Investments,
   1.40%*, 5/1/03**,
   LOC Firstar Bank                          3,050       3,050
Primex Funding Corp.,
   1.35%*, 5/1/03**,
   LOC Bank One                              6,300       6,300

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                   Schedules of Investments--continued
Prime Obligations Fund                                        April 30, 2003
(Amounts in Thousands)                                           (Unaudited)

                                        Principal
Security Description                      Amount       Value

Richfield Technology Associates LLC,
   1.40%*, 5/1/03**,
   LOC Firstar Bank                        $ 4,100   $   4,100
RKS LLC,
   1.45%*, 5/7/03**,
   LOC AmSouth Bank                          8,500       8,500
RMD Corp.,
   1.36%*, 5/1/03**,
   LOC Fifth Third Bank                      6,700       6,700
SeaRiver Maritime, Inc.,
   1.34%*, 5/1/03**                         24,400      24,400
Sigma Finance, Inc.,
   1.47%*, 5/1/03**, MTN                    40,000      40,001
Sigma Finance, Inc.,
   1.40%*, 5/2/03**                         50,000      50,024
Southwestern Ohio Steel,
   1.38%*, 5/1/03**,
   LOC Firstar Bank                          4,860       4,860
Stevenson Photo Color Co.,
   1.40%*, 5/1/03**                          6,010       6,010
VW Credit, Inc.,
   1.51%*, 7/22/03**, MTN                    9,225       9,236

Total Corporate Bonds (Amortized Cost $501,280)        501,280

Repurchase Agreement (13.2%)

ABN Amro,
   1.34%, 5/1/03
   Collateralized by ($76,500 various
   U.S. Government Securities,
   4.38%-9.00%, 3/26/04-9/1/32,
   market value $76,062)                    75,000      75,000
Bear Stearns & Co.,
   1.36%, 5/1/03
   (Collateralized by $76,501 various
   U.S. Government Securities,
   5.00%-8.50%, 11/1/07-4/1/33,
   market value $76,126)                    75,000      75,000
UBS Warburg,
   1.33%, 5/1/03
   (Collateralized by $79,764 various
   U.S. Government Securities,
   0.00%-2.25%, 6/18/03-7/6/05,
   market value $79,265)                    78,200      78,200

Total Repurchase Agreement
(Amortized Cost $228,200)                              228,200

Taxable Municipal Bonds (8.4%)

California (2.8%):
State Department Water
   Resourse Power Supply Revenue,
   Series C-8, 1.35%, 5/1/03,
   LOC Bayerische Landesbank               $48,000  $   48,000

District of Columbia (0.4%):
District of Columbia Revenue,
   Medlantic,
   Series B, 1.35%*, 5/1/03**,
   LOC FSA                                   6,700       6,700

Florida (0.2%):
Osceola County Housing
   Finance Authority,
   1.45%*, 5/7/03**,
   LOC JP Morgan Chase Bank                  2,900       2,900

Kansas (0.3%):
Olathe,
   1.40%*, 5/1/03**,
   LOC Bank of America                       5,000       5,000

Kentucky (0.3%):
Maruga, Series 1999-A,
   1.36%*, 5/1/03**,
   LOC Fifth Third Bank                      4,925       4,925

New Hampshire (1.4%):
State Health & Educational
   Facilites Authority Reveue,
   Dartmouth Hitchcock Obligation,
   Series A, 1.35%*, 5/1/03**, FSA          23,800      23,800

Ohio (1.0%):
Cleveland Waterworks Revenue,
   Series L, 1.30%*, 5/1/03**,
   FGIC, SPA                                 3,200       3,200
Westdeutshe Landesbank
   State Solid Waste Revenue, BP
   Products North America,
   Series B, 1.40%*, 5/1/03**, AMT           9,800       9,800
Twinsburg,
   United Stationers Supply Co.,
   1.45%*, 5/1/03**,
   LOC PNC Bank AMT                          5,000       5,000

                                                        18,000
Texas (1.5%):
Dallas-Fort Worth International
   Airport Facility,
   1.40%*, 5/1/03**,
   LOC Bank of America                       4,345       4,345
State, Veterans Housing, GO,
   1.31%*, 5/7/03**                         21,840      21,840

                                                        26,185

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Prime Obligations Fund                                         April 30, 2003
(Amounts in Thousands)                                            (Unaudited)

                                        Principal
Security Description                      Amount      Value

Utah (0.5%):
Emery County Pollution
   Control Revenue,
   Pacificorp Projects,
   1.35%*, 5/1/03**, AMBAC,
   SPA Bank Of Nova Scotia                 $ 9,000  $    9,000

Total Taxable Municipal Bonds
(Amortized Cost $144,510)                              144,510

Total Investments
(Amortized Cost $1,728,105) (a) -- 100.0%            1,728,105

Other assets in excess of liabilities -- 0.0%               82

NET ASSETS -- 100.0%                                $1,728,187

(a) Section 4(2) commerical paper which is restricted as to resale.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected in the Schedule of Investments is the rate in effect at April 30, 2003.

** The date reflects the next rate change date.

Securities in this portfolio may be restricted as to resale to institutional investors only, in accordance with the Securities Act of 1933.

AMBAC -- Insured by American Municipal Bond Assurance Corp.

AMT -- Alternative Minimum Tax

FGIC -- Financial Guaranty Insurance Corp.

FSA -- Insured by Financial Security Assurance

GO -- General Obligation

LOC -- Letter of Credit

MTN -- Medium Term Note

SPA -- Standby Purchase Agreement

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                              Schedules of Investments
Financial Reserves Fund                                       April 30, 2003
(Amounts in Thousands)                                           (Unaudited)

                                        Principal
Security Description                      Amount       Value

Bankers Acceptance (1.4%)

Rabobank,
   1.24%, 5/15/03                          $ 5,000    $  4,998
Rabobank,
   1.24%, 5/21/03                            3,000       2,998

Total Bankers Acceptance (Amortized Cost $7,996)         7,996

Certificates of Deposit (5.0%)

Huntington National Bank,
   2.63%, 5/5/03                             6,000       6,000
Rabobank,
   2.55%, 7/11/03                            6,000       6,000
Royal Bank of Canada,
   2.70%, 6/13/03                            6,000       6,000
State Street Bank & Trust Corp.,
   2.31%, 6/19/03                           10,000      10,000

Total Certificates of Deposit (Amortized Cost $28,000)  28,000

Commercial Paper (32.4%)

Asset Securitization Capital Corp.,
   1.25%, 5/20/03 (a)                       25,000      24,984
Delaware Funding Corp.,
   1.25%, 5/7/03 (a)                        25,000      24,994
Edison Asset Securitization,
   1.25%, 5/13/03 (a)                       25,000      24,990
Fleet Funding Corp.,
   1.23%, 6/2/03 (a)                        10,000       9,989
General Electric Capital Corp.,
   1.37%, 5/1/03                            20,000      20,000
General Electric Co.,
   1.37%, 5/1/03                            25,000      25,000
Mont Blanc Capital Corp.,
   1.26%, 6/9/03 (a)                        25,000      24,966
Sheffield Receivables Corp.,
   1.26%, 5/21/03 (a)                       25,000      24,982

Total Commercial Paper
(Amortized Cost $179,905)                              179,905

Corporate Bonds (35.4%)

2 Franks LLC,
   1.65%, 5/1/03                             1,800       1,800
BF FT Myers/BF South, Inc.,
   1.36%*, 5/1/03**,
   LOC Fifth Third                           3,000       3,000
BP America,
   9.88%, 3/15/04                            1,000       1,073
Burgess & Niple,
   1.40%*, 5/1/03**,
   LOC National City                         2,745       2,745
Centerville Capital,
   1.50%*, 5/1/03**                          5,845       5,845
Cincinnati Hills Christian Academy, Inc.,
   1.36%*, 5/1/03**,
   LOC Fifth Third                           5,370       5,370
CIT Group, Inc.,
   5.63%, 10/15/03                         $ 3,000    $  3,049
EZFlow LP,
   1.40%*, 5/1/03**,
   LOC Bank of America                       6,855       6,855
General Electric Capital Corp.,
   1.37%*, 5/1/03**, MTN                     6,000       6,000
Goldman Sachs Group, Inc.,
   1.37%*, 5/1/03**                         15,000      14,999
Goldman Sachs Group, Inc.,
   1.59%*, 5/27/03**, MTN                   10,000      10,012
JL Capital One LLC,
   Series 2000, 1.50%*, 5/1/03**             3,200       3,200
John E. Staten Properties,
   1.40%*, 5/1/03**,
   LOC National City Bank                    3,490       3,490
Karmann Technical Development
   LLC/Pilot Drive Properties LLC,
   Series 2000, 1.50%*, 5/1/03**             1,600       1,600
Mark-Lynn Foods, Inc.,
   1.40%*, 5/1/03**,
   LOC Bank of America                       3,500       3,500
Merrill Lynch & Co., Inc.,
   1.62%*, 5/1/03**, MTN                     5,000       5,011
Merrill Lynch & Co., Inc.,
   1.64%*, 5/1/03**, MTN                    10,000      10,000
Merrill Lynch & Co., Inc.,
   1.67%*, 5/1/03**, MTN                     5,000       5,005
Morgan Stanley,
   1.55%*, 5/5/03**, MTN                     7,000       7,000
Morgan Stanley,
   1.64%*, 5/14/03**, MTN                    5,000       5,016
National Rural Utilities,
   1.49%*, 5/19/03**, MTN                   20,000      19,988
Newport Investment Co. LLC,
   1.40%*, 5/1/03**                          3,400       3,400
Oak Crest Homes, Inc.,
   1.45%*, 5/1/03**,
   LOC First of America                      1,665       1,665
QC Reprographics, Inc.,
   1.48%*, 5/1/03**,
   LOC Firstar Bank                          1,895       1,895
Redbank Professional Office Building,
   1.40%*, 5/1/03**,
   LOC Firstar Bank                          3,135       3,135
Rogers, Inc.,
   1.40%*, 5/1/03**,
   LOC Fifth Third                           1,285       1,285
SeaRiver Maritime, Inc.,
   1.34%*, 5/1/03**                         17,400      17,400
Second & Main Ltd.,
   1.40%*, 5/1/03**                            975         975
SGM Funding Corp.,
   1.40%*, 5/1/03**,
   LOC Firstar Bank                          3,675       3,675
SGM Funding Corp.,
   1.40%*, 5/1/03**,
   LOC Firstar Bank                          3,165       3,165

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                  Schedules of Investments--continued
Financial Reserves Fund                                      April 30, 2003
(Amounts in Thousands)                                          (Unaudited)

                                        Principal
Security Description                      Amount       Value

Sharp Electronics,
   1.36%*, 5/1/03**,
   LOC Fifth Third Bank                    $ 3,055    $  3,055
Sigma Finance, Inc.,
   1.47%*, 5/1/03**, MTN                    15,000      15,001
Telesis/Autumn Leaves Ltd.,
   1.40%*, 5/1/03**,
   LOC Bank of America                       6,055       6,055
Tisdel Holdings, Inc.,
   1.40%*, 5/1/03**,
   LOC Firstar Bank                          2,340       2,340
Wagner Moving & Storage,
   1.36%*, 5/1/03**,
   LOC Fifth Third                           2,660       2,660
Yeager-Kreutzjan Partners,
   1.60%*, 5/1/03**,
   LOC Huntington                            5,850       5,850

Total Corporate Bonds (Amortized Cost $196,114)        196,114

Taxable Municipal Bonds (17.2%)

Arizona (1.1%):
Tucson Airport Authority, Inc.,
   1.40%*, 5/1/03**,
   LOC Bank of America                       6,100       6,100

California (7.7%):
Kings County Housing Authority,
   Multifamily Housing Revenue,
   Edgewater Isle Apartments,
   Series A, 1.32%*, 5/1/03**,
   LOC FNMA                                  6,000       6,000
Lemon Grove Multifamily Revenue,
   Hillside Terrace,
   Series A, 1.30%*, 5/1/03**,
   LOC FNMA                                  5,455       5,455
Los Angeles Community
   Redevelopment Agency,
   Multifamily Housing Revenue,
   Grand Promenade Project,
   1.30%*, 5/1/03**,
   LOC FNMA                                 18,200      18,200
Los Angeles Multifamily Revenue,
   Series K, 1.30%*, 5/1/03**,
   LOC FNMA                                 13,000      13,000

                                                        42,655

District of Columbia (0.2%):
District of Columbia Revenue,
   Medlantic, Series B, 1.35%*, 5/1/03**,
   LOC FSA                                   1,001       1,001

Florida (2.9%):
Polk County Industrial
   Development Authority,
   Watson Clinic,
   1.40%*, 5/1/03**,
   LOC Bank of America                       8,700       8,700
Watson Clinic,
   1.40%*, 5/1/03**,
   LOC Bank of America                     $ 7,300    $  7,300

                                                        16,000
Kansas (1.4%):
Olathe, 1.40%*, 5/1/03**,
   LOC Bank of America                       8,000       8,000

Kentucky (1.0%):
Maruga,
   Series 1999b,
   1.48%*, 5/1/03**,
   LOC Firstar Bank                          1,210       1,210
Warren County
   Industrial Development Authority,
   Series B-2, 1.40%*, 5/1/03**,
   LOC Bank of America                       4,400       4,400

                                                         5,610

Mississippi (0.5%):
Mississippi Business Finance Corp.,
   1.40%*, 5/1/03**,
   LOC Bank of America                       2,800       2,800

New Mexico (0.4%):
Albuquerque Industrial Revenue,
   Ktech Corp. Project,
   1.40%*, 5/1/03**,
   LOC Wells Fargo Bank                      2,000       2,000

Texas (2.0%):
Dallas-Fort Worth
   International Airport Facility,
   1.40%*, 5/1/03**,
   LOC Bank of America                       7,745       7,745
Splendora Higher Education
   Facilities Corp.,
   Series B, 1.40%*, 5/1/03**,
   LOC Wells Fargo Bank                      3,370       3,370

                                                        11,115
Total Taxable Municipal Bonds
(Amortized Cost $95,281)                                95,281

Repurchase Agreement (7.6%)

Bear Stearns & Co.,
   1.36%, 5/1/03
   (Collateralized by $25,755
   various Corporate Bonds,
   1.82%-9.13%, 9/11/08-7/13/12,
   market value $25,754)                    25,000      25,000
UBS Warburg,
   1.33%, 5/1/03
   (Collateralized by $121,748
   various U.S. Government
   Securities, 0.00%, 7/25/03-3/5/04,
   market value $121,748)                   17,400      17,400

Total Repurchase Agreement
(Amortized Cost $42,400)                                42,400

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments--continued
Financial Reserves Fund                                    April 30, 2003
(Amounts in Thousands)                                        (Unaudited)

                                        Principal
Security Description                      Amount       Value

U.S. Government Agencies (0.9%)

Federal Home Loan Bank (0.9%):
1.61%, 12/8/03,
   Callable 5/13/03 @ 100                  $ 5,000    $  5,001

Total U.S. Government Agencies
(Amortized Cost $5,001)                                  5,001

Total Investments
(Amortized Cost $554,697) (a) -- 99.9%                 554,697

Other assets in excess of liabilities -- 0.1%              554

NET ASSETS -- 100.0%                                  $555,251

(a) Section 4(2) commercial paper which is restricted as to resale.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 2003.

**  The date reflects the next rate change date.

Securities in this portfolio may be restricted as to resale to institutional investors only, in accordance with the Securities Act of 1933.

FNMA -- Insured by Federal National Mortgage Association

FSA -- Insured by Financial Security Assurance

LOC -- Letter of Credit

MTN -- Medium Term Note

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                          Schedules of Investments
Tax-Free Money Market Fund                                April 30, 2003
(Amounts in Thousands)                                       (Unaudited)

                                        Principal
Security Description                      Amount       Value

Municipal Bonds (99.4%)

Alabama (5.5%):
Hamilton Industrial Development
   Board Revenue,
   Speedrack Project,
   1.60%*, 5/7/03**,
   LOC Bank One Michigan                   $ 1,700    $  1,700
Housing Finance Authority Revenue,
   Multifamily Housing,
   Hillwood Project,
   Series H, 1.38%*, 5/1/03**, FNMA          3,330       3,330
Housing Finance Authority Revenue,
   Multifamily Housing,
   Inverness Project,
   Series G, 1.38%*, 5/1/03**, FNMA          4,000       4,000
Housing Finance Authority Revenue,
   Multifamily Housing,
   Rocky Ridge Project,
   Series F, 1.38%*, 5/1/03**, FNMA          6,000       6,000
Montgomery Hospital,
   Series B, 1.40%*, 5/7/03**,
   AMBAC, SPA Fleet National Bank            5,400       5,400
Montgomery Hospital,
   Series C, 1.40%*, 5/7/03**,
   AMBAC, SPA Mellon Bank                    4,000       4,000
Montgomery Hospital,
   Series D, 1.40%*, 5/7/03**,
   AMBAC, SPA Fleet National Bank            5,000       5,000
Montgomery Hospital,
   Series G, 1.40%*, 5/7/03**,
   AMBAC, SPA Fleet National Bank            1,535       1,535
Montgomery Hospital,
   Series H, 1.40%*, 5/7/03**,
   AMBAC, SPA Mellon Bank                    4,900       4,900

                                                        35,865
Arizona (0.2%):
Pima County, Industrial
   Development Authority, IDR,
   Brush Wellman, Inc. Project,
   1.43%*, 5/1/03**,
   LOC National City Bank                    1,500       1,500

California (1.5%):
Infrastructure and Economy,
   Series 2001, 1.40%, 5/6/03,
   LOC Bank of America                      10,000      10,000

District of Columbia (0.4%):
District of Columbia,
   Multifamily Housing -- Carmel,
   1.40%*, 5/1/03**,
   LOC Bank One                              1,000       1,000
District of Columbia Revenue, Medlantic,
   Series B, 1.35%*, 5/1/03**,
   LOC FSA                                   1,399       1,399

                                                         2,399

Florida (1.5%):
Clay County Housing
   Finance Authority Revenue,
   Multifamily Housing, Bluff Housing,
   Series A, 1.35%*, 5/7/03**, FHLMC       $ 6,515    $  6,515
Putnam County Development
   Authority Revenue, Pollution Control,
   Seminole Election,
   1.25%*, 9/15/03**,
   SPA National Rural Utilities              3,000       3,000

                                                         9,515
Georgia (2.1%):
Atlanta Water & Wastewater Revenue,
   Series B, 1.40%*, 5/1/03**, FSA,          2,000       2,000
SPA Dexia Credit Local
   Municipal Electric Authority, Project One,
   1.35%*, 5/7/03**, FSA,
   SPA Dexia Bank                           11,900      11,901

                                                        13,901
Illinois (14.0%):
Chicago Board of Education, GO,
   Series B, 1.35%*, 5/1/03**, FSA,
   SPA Dexia Public Finance                  8,400       8,400
Development Finance Authority
   Revenue, IDR, Haskris Co. Project,
   1.75%*, 5/1/03**,
   LOC American National
   Bank & Trust AMT                          1,440       1,440
Development Financial Authority
   Revenue, Derby Industries, Inc. Project,
   1.60%*, 5/1/03**,
   LOC Bank One Michigan AMT                 2,000       2,000
Development Financial Authority
   Revenue, Fenwick High School Project,
   1.35%*, 5/7/03**,
   LOC Northern Trust Co.                    1,000       1,000
Development Financial Authority
   Revenue, IDR, Industrial Steel
   Construction, Inc. Project,
   1.60%*, 5/1/03**,
   LOC American National
   Bank & Trust AMT                          4,210       4,210
Development Financial Authority
   Revenue, IDR,
   Technifast Industries, Inc.,
   Series A, 1.70%*, 5/1/03**,
   LOC American National
   Bank & Trust AMT                          4,000       4,000
Development Financial Authority Revenue,
   Museum of Contemporary Arts Project,
   1.40%*, 5/7/03**,
   LOC Bank One Chicago                      6,300       6,300
Development Financial Authority Revenue,
   Providence St. Mellon School Project,
   1.40%*, 5/7/03**,
   LOC Bank One Chicago                      4,900       4,900

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                 Schedules of Investments--continued
Tax-Free Money Market Fund                                  April 30, 2003
(Amounts in Thousands)                                         (Unaudited)

                                        Principal
Security Description                      Amount       Value

Development Financial Authority Revenue,
   Radiological Society Project,
   1.40%*, 5/1/03**,
   LOC American National
   Bank & Trust                            $ 2,200    $  2,200
Development Financial Authority
   Revenue, Solid Waste Disposal,
   Develgroup LLC Project,
   Series A, 1.60%*, 5/1/03**,
   LOC American National
   Bank & Trust AMT                          2,200       2,200
Development Financial Authority
   Revenue, Teachers Academy for Math,
   1.40%*, 5/7/03**,
   LOC American National Bank & Trust        3,325       3,325
Development Financial Authority
   Revenue, WDC Partners LLC Project,
   1.75%*, 5/1/03**,
   LOC American National Bank
   & Trust AMT                               1,805       1,805
Development Financial Authority,
   LaSalle Foundation Project,
   1.40%*, 5/7/03**,
   LOC American National
   Bank & Trust                              2,300       2,300
East St. Louis Tax Increment,
   Public Library Project,
   1.45%*, 5/1/03**,
   LOC Bank of America                       3,030       3,030
Educational Facilities Authority
   Revenue, Chicago Historical Society,
   1.35%*, 5/7/03**,
   LOC Northern Trust Co.                    2,300       2,300
Educational Facilities Authority Revenue,
   Lake County Family YMCA,
   1.35%*, 5/7/03**,
   LOC Harris Trust & Savings Bank           1,000       1,000
Educational Facilities Authority
   Revenue, Museum of Natural History,
   1.40%*, 5/7/03**,
   LOC Bank One Chicago                      2,250       2,250
Educational Facilities Authority
   Revenue, National Louis University,
   Series B, 1.40%*, 5/1/03**,
   LOC American National
   Bank & Trust                              7,200       7,200
Galesburg, Knox College Project,
   1.46%*, 5/1/03**,
   LOC LaSalle Bank                          5,000       5,000
Glendale Heights, IDR,
   Hudapack Metal Project,
   1.65%*, 5/1/03**,
   LOC Bank One Wisconsin AMT                3,145       3,145
Hanover Park, IDR,
   Spectra-Tech, Inc. Project,
   1.60%*, 5/1/03**,
   LOC Harris Trust & Savings
   Bank AMT                                  1,325       1,325
Health Facilities Authority Revenue,
   Lifelink Corp.,
   Series A, 1.40%*, 5/7/03**,
   LOC American National
   Bank & Trust                            $ 1,900    $  1,900
Health Facilities Authority Revenue,
   Resurrection Health,
   Series B, 1.37%*, 5/7/03**, FSA,
   SPA LaSalle Bank                          1,200       1,200
Health Facilities Authority Revenue,
   Washington & Jane Smith Home,
   1.40%*, 5/7/03**,
   LOC Comerica Bank                         3,000       3,000
Naperville Revenue,
   Dupage Childrens Museum Project,
   1.40%*, 5/7/03**,
   LOC American National
   Bank & Trust                              2,000       2,000
Quad Cities Regional Economic
   Development Authority,
   Steel Warehouse,
   1.50%*, 5/1/03**,
   LOC National City Bank AMT                2,975       2,975
Savanna, IDR,
   Metform Corp. Project,
   Series B, 1.40%*, 5/7/03**,
   LOC Bank One Chicago                      3,000       3,000
State Development Financial
   Authority, EDR,
   CPL/Downers Grove Partnership,
   1.71%*, 5/1/03**,
   LOC LaSalle Bank                          4,500       4,500
West Chicago, IDR,
   Liquid Container Project,
   1.40%*, 5/1/03**,
   LOC Bank of America                       1,000       1,000
Yorkville, IDR,
   Wheaton & Co. Inc. Project,
   1.60%*, 5/1/03**,
   LOC American National
   Bank & Trust AMT                          1,500       1,500

                                                        90,405
Indiana (10.5%):
Bedford, EDR,
   1.45%*, 5/1/03**, FHLB                    1,715       1,715
Bond Bank,
   Special Project, Tri County,
   Series D, 1.45%*, 5/1/03**,
   LOC Huntington Bank                       6,085       6,085
Elkhart County, EDR,
   Hinsdale Farms Ltd. Project,
   1.60%*, 5/1/03**,
   LOC American National
   Bank & Trust AMT                          2,695       2,695
Fort Wayne, EDR,
   1.60%*, 5/7/03**,
   LOC Wells Fargo Bank AMT                  2,800       2,800

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                 Schedules of Investments--continued
Tax-Free Money Market Fund                                  April 30, 2003
(Amounts in Thousands)                                         (Unaudited)

                                        Principal
Security Description                      Amount       Value

Greenwood, EDR,
   Endress & Hauser Inc.,
   Series B, 1.55%*, 5/1/03**,
   LOC Deutsche Bank AG AMT                $ 1,100    $  1,100
Greenwood, IDR,
   Jacks Investments LLC Project,
   1.60%*, 5/1/03**,
   LOC Bank One Indiana AMT                  1,520       1,520
Hendricks County Industrial
   Redevelopment Commission
   Tax Increment Revenue,
   Heartland Crossings Project,
   Series A, 1.45%*, 5/1/03**,
   LOC Huntington Bank                       1,560       1,560
Indianapolis, EDR,
   White Arts, Inc. Project,
   1.50%*, 5/1/03**,
   LOC General Electric                      4,300       4,300
Lagrande County, EDR,
   LA West Inc. Project,
   1.60%*, 5/7/03**,
   LOC Bank One Indiana AMT                  1,800       1,800
Lawrence Southwark,
   1.65%*, 5/1/03**,
   LOC Mellon Bank AMT                       1,490       1,490
Mooresville Viking Air Tools,
   1.60%*, 5/7/03**,
   LOC Bank One Indiana AMT                  3,110       3,110
Noblesville,
   Rivers Edge Apartments Project,
   1.50%*, 5/1/03**,
   LOC Bank One Indiana                      2,730       2,730
Plymouth,
   EDR, 1.50%*, 5/1/03**,
   LOC U.S. Bank                             3,635       3,635
Seymour, EDR,
   Spaceguard, Inc. Project,
   1.60%*, 5/7/03**,
   LOC Bank One Michigan                       915         915
State Development Financial
   Authority Revenue,
   Custom Lights, Inc. Project,
   1.60%*, 5/1/03**,
   LOC Bank One Indiana                      2,800       2,800
State Development Financial
   Authority Revenue, EDR,
   Bhar Associates, Inc. Project,
   1.70%*, 5/1/03**,
   LOC Bank One Indiana AMT                  1,985       1,985
State Development Financial
   Authority Revenue,
   Educational Facilities,
   1.40%*, 5/7/03**,
   LOC Bank One Indiana                      2,210       2,210
State Development Financial
   Authority Revenue,
   Educational Facilities,
   Model Aeronautics,
   1.50%*, 5/1/03**,
   LOC Bank One Indiana                    $ 4,000    $  4,000
State Development Financial
   Authority Revenue,
   Educational Facilities,
   Youth Opportunity Center,
   1.40%*, 5/7/03**,
   LOC Bank One Indiana                      5,400       5,400
State Development Financial
   Authority, EDR,
   1.50%*, 5/1/03**,
   LOC Bank One Indiana                      4,500       4,500
State Development Financial
   Authority, EDR,
   Daubert VCI, Inc. Project,
   1.60%*, 5/1/03**,
   LOC American National
   Bank & Trust AMT                          2,210       2,210
State Development Financial
   Authority, EDR,
   I Corp Haulin Trailers Project,
   1.60%*, 5/1/03**,
   LOC Bank One Indiana AMT                  1,800       1,800
State Educational Facilities
   Authority Revenue,
   Indiana Wesleyan University Project,
   Series B, 1.50%*, 5/7/03**,
   LOC Bank One Michigan                     3,500       3,500
State Educational Facilities
   Authority Revenue,
   University of Evansville,
   Series B, 1.50%*, 5/1/03**,
   LOC Fifth Third Bank                      4,485       4,485

                                                        68,345
Kentucky (4.4%):
Breckinridge County Lease
   Program Revenue,
   Kentucky Association
   Counties Leasing Trust,
   1.36%*, 5/7/03**,
   LOC U.S. Bank                             4,300       4,300
Covington, Industrial Building
   Revenue, St. Charles Center, Inc.,
   1.45%*, 5/1/03**,
   LOC U.S. Bank                             2,845       2,845
Crestview Hill Industrial Building Revenue,
   Thomas Moore College Project,
   1.45%*, 5/1/03**,
   LOC Fifth Third Bank                      7,200       7,200

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                 Schedules of Investments--continued
Tax-Free Money Market Fund                                  April 30, 2003
(Amounts in Thousands)                                         (Unaudited)

                                        Principal
Security Description                      Amount       Value

Dayton Industrial Building Revenue,
   Woodcraft Manufacturing Co., Inc.
   Project, 1.70%*, 5/1/03**,
   LOC Fifth Third Bank                    $   540    $    540
Economic Development Financial
   Authority, Hospital Facilities Revenue,
   1.45%*, 5/1/03**,
   LOC U.S. Bank                             6,000       6,000
Lexington Fayette Urban County
   Government Industrial
   Building Revenue,
   1.43%*, 5/1/03**,
   LOC National City Bank                    3,480       3,480
Mayfield Multi-City Lease Revenue,
   1.45%*, 5/7/03**,
   LOC PNC Bank                              2,900       2,900
Somerset, Industrial Building Revenue,
   Glen Oak Lumber & Mining,
   1.60%*, 5/1/03**,
   LOC Bank One Wisconsin AMT                1,485       1,485

                                                        28,750
Louisiana (1.9%):
Ascension Parish Pollution
   Control Revenue,
   Borden Inc. Project,
   1.31%*, 5/7/03**,
   LOC Fleet National Bank                   8,500       8,500
Public Facilities Authority Revenue,
   Series B, 3.00%, 9/23/03, AIG             4,000       4,027

                                                        12,527

Maine (2.0%):
State Health & Higher Educational
   Facility Authority Revenue,
   VHA New England, Inc.,
   Series F, 1.40%*, 5/7/03**, AMBAC,
   SPA Fleet National Bank                   5,300       5,300
State, BAN,
   Number 5,
   1.75%, 6/26/03                            7,400       7,406

                                                        12,706
Massachusetts (0.5%):
State Development Financial
   Agency Revenue, Draper
   Laboratory Issue,
   1.35%*, 5/7/03**,
   MBIA, SPA Morgan Guaranty Trust           3,300       3,300

Michigan (5.1%):
East Detroit Public Schools, GO,
   2.20%, 5/30/03,
   LOC Comerica Bank                         2,000       2,000
East Detroit Public Schools, GO,
   Series A, 1.60%, 8/22/03,
   LOC Comerica Bank                         6,500       6,509
Jackson Public Schools,  GO,
   Series B, 1.75%, 5/22/03,
   LOC Comerica Bank                         2,500       2,500
Municipal Bond Authority Revenue,
   Series C-2, 2.25%, 8/22/03,
   LOC JP Morgan Chase Bank                $ 5,000    $  5,012
St. Joseph County Economic
   Development Limited Obligation
   Revenue, ECM Converting Co. Project,
   1.60%*, 5/7/03**,
   LOC Bank One Michigan AMT                 1,800       1,800
State Strategic Fund Limited
   Obligation Revenue,
   Agape Plastics, Inc. Project,
   1.60%*, 5/7/03**,
   LOC Bank One Michigan AMT                 1,600       1,600
State Strategic Fund Limited
   Obligation Revenue,
   Campau Leasing &
   Development Project,
   1.60%*, 5/1/03**,
   LOC Bank One Michigan AMT                 4,200       4,200
State Strategic Fund Limited
   Obligation Revenue,
   Diagnostic Real Estate LLC,
   1.60%*, 5/7/03**,
   LOC Bank One Michigan AMT                 1,200       1,200
State Strategic Fund Limited
   Obligation Revenue,
   J&L Holding LLC Project,
   1.60%*, 5/1/03**,
   LOC Bank One Michigan AMT                 4,455       4,455
State Strategic Fund Limited
   Obligation Revenue,
   Michigan Metal Technologies Project,
   1.60%*, 5/7/03**,
   LOC Bank One Michigan AMT                 1,900       1,900
State Strategic Fund Limited
   Obligation Revenue,
   Non-Ferrous Cast Alloys Project,
   1.60%*, 5/7/03**,
   LOC Bank One Michigan AMT                 1,800       1,800

                                                        32,976
Mississippi (0.2%):
Blue Mountain, IDR,
   Blue Mountain Production Co. Project,
   1.60%*, 5/1/03**,
   LOC Harris Trust
   & Savings Bank AMT                        1,500       1,500

Missouri (4.0%):
Kansas City, IDR,
   Century Avenue Association,
   1.20%*, 5/1/03**,
   LOC Bank of America AMT                   4,900       4,900
St. Charles County, IDR,
   Cedar Ridge Project,
   1.39%*, 5/1/03**, FNMA                    5,625       5,625

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                 Schedules of Investments--continued
Tax-Free Money Market Fund                                  April 30, 2003
(Amounts in Thousands)                                         (Unaudited)

                                        Principal
Security Description                      Amount       Value

St. Louis County Industrial
   Development Authority Revenue,
   Friendship Village,
   Series B, 1.40%*, 5/7/03**,
   LOC LaSalle Bank                        $ 4,725    $  4,725
St. Louis Missouri, IDR,
   American Cancer Society,
   1.37%*, 5/1/03**,
   LOC Bank of America                         500         500
State Health & Educational
   Facilities Authority Revenue,
   Assemblies of God College,
   1.35%*, 5/1/03**,
   LOC Bank of America                      10,000      10,000

                                                        25,750
New Hampshire (4.0%):
Durham, TAN,
   1.75%, 12/31/03                           7,000       7,030
Higher Educational & Health Facilities
   Authority Revenue,
   VHA New England, Inc.,
   Series D, 1.40%*, 5/7/03**, AMBAC,
   SPA Fleet National Bank                   7,050       7,050
Higher Educational & Health Facilities
   Authority Revenue,
   VHA New England, Inc.,
   Series E, 1.40%*, 5/7/03**, AMBAC,
   SPA Fleet National Bank                   1,500       1,500
Higher Educational & Health Facilities
   Authority Revenue,
   VHA New England, Inc.,
   Series F, 1.40%*, 5/7/03**, AMBAC,
   SPA Fleet National Bank                   7,300       7,300
State Business APEX
   Telecommunications Project,
   1.66%*, 5/1/03**,
   LOC Huntington Bank                       3,135       3,135

                                                        26,015
North Carolina (0.3%):
Moore County Industrial Facilities &
   Pollution Control Authority Revenue,
   Perdue Farms, Inc. Project,
   1.35%*, 5/1/03**                          2,050       2,050

Ohio (10.9%):
Ashland, GO,
   2.50%*, 7/1/03**                          2,465       2,468
Brookville Local School District, GO, BAN,
   1.83%, 7/15/03                            5,000       5,004
Butler County Healthcare Facilities
   Revenue, Lifesphere Project,
   1.35%*, 5/1/03**,
   LOC U.S. Bank                            11,300      11,301
Celina, GO, BAN,
   Series A, 1.97%, 11/18/03                 2,485       2,488
Cincinnati, BAN,
   2.50%, 11/12/03                           6,000       6,027
Clark County, GO, BAN,
   1.93%, 7/22/03                          $ 2,180    $  2,181
Coldwater Exempt Village
   School District, GO, BAN,
   2.00%, 6/17/03                            9,500       9,509
Coshocton County Hospital Facilities
   Revenue, Memorial Hospital Project,
   1.40%*, 5/1/03**,
   LOC Bank One Chicago                      3,800       3,800
Darke County, GO, BAN,
   2.30%, 7/16/03                            1,000       1,001
Dayton, BAN,
   2.00%, 5/29/03                            1,150       1,151
Euclid, GO, BAN,
   2.00%, 3/4/04                             1,000       1,007
Green Healthcare Revenue, Greater
   Akron-Canton Project,
   1.43%*, 5/1/03**,
   LOC National City Bank                    1,595       1,595
Lancaster, GO, BAN,
   1.50%, 3/10/04                            1,000       1,002
Logan County, GO, BAN,
   Series A, 1.52%, 3/3/04                   1,200       1,202
Orange City School District, GO, BAN,
   1.95%, 7/17/03                            2,150       2,151
Pickerington, GO, BAN,
   2.50%, 6/25/03                            1,080       1,080
Reynoldsburg City School District,
   GO, BAN,
   2.00%, 6/19/03                            5,335       5,341
St. Bernard, BAN,
   2.00%, 7/17/03                            2,110       2,110
St. Bernard, GO, BAN,
   2.49%, 9/24/03                            2,400       2,408
State Higher Educational Commission
   Revenue, Pooled Financing,
   1.50%*, 5/1/03**,
   LOC Fifth Third Bank                      8,065       8,065

                                                        70,891
Oklahoma (1.3%):
Housing Development Authority
   Revenue, Multifamily Housing,
   Affordable Housing Acquistion,
   Series B, 1.55%*, 5/1/03**,
   LOC Trinity Funding                       5,000       5,000
State, IDR,
   School of the Plains Project,
   1.40%*, 5/1/03**,
   LOC Bank of America                       3,620       3,620

                                                         8,620
Pennsylvania (5.8%):
Benzinger Township Hospital Authority,
   Elk Regional Health System,
   1.40%*, 5/1/03**,
   LOC PNC Bank                              1,400       1,400

                      See notes to financial statements.

THE VICTORY PORTFOLIOS               Schedules of Investments--continued
Tax-Free Money Market Fund                                April 30, 2003
(Amounts in Thousands)                                       (Unaudited)

                                        Principal
Security Description                      Amount       Value

Chester County, IDR,
   Archdiocese of Philadelphia,
   1.35%*, 5/1/03**,
   LOC Wachovia Bank                       $ 1,500    $  1,500
Clinton County, IDR, Mellon Bank
   National Association Project,
   1.50%*, 5/7/03**,
   LOC Mellon Bank                           3,500       3,500
College Township Industrial Authority, IDR,
   Ball Corp. Project,
   1.40%*, 5/7/03**,
   LOC Bank One Chicago                      4,500       4,500
Erie County Hospital Authority,
   Mercy Terrace Project,
   1.40%*, 5/1/03**,
   LOC PNC Bank                              1,945       1,945
Huntington County General
   Authority College Reveune,
   Juniata College Project,
   Series A, 2.05%*, 5/1/03**,
   LOC PNC Bank                              2,000       2,000
Intergovernmental Cooperative
   Authority Revenue,
   Philadelphia Funding Program,
   5.00%, 6/15/03, FGIC                      2,595       2,607
Luzerne County, IDR,
   YMCA Wilkes-Barre Project,
   1.40%*, 5/1/03**,
   LOC PNC Bank                              4,940       4,940
Montgomery County, IDR,
   Quaker Chemical Corp. Project,
   1.10%*, 5/1/03**,
   LOC ABN AMRO Bank                         1,040       1,040
North Wales Water Authority Revenue,
   Rural Water Projects,
   2.50%, 12/1/03, FGIC                      5,000       5,023
State Higher Educational Facilities
   Authority Revenue,
   Association of Independent
   Colleges & Universities,
   Series C6, 1.90%*, 11/1/03**,
   LOC PNC Bank                              2,700       2,700
State Higher Educational Facilities
   Authority Revenue,
   Association of Independent
   Colleges & Universities,
   Series D5, 2.05%*, 5/1/03**,
   LOC PNC Bank                              1,000       1,000
State Higher Educational Facilities
   Authority Revenue, Association of
   Independent Colleges & Universities,
   Series E1, 1.40%*, 5/1/03**,
   LOC PNC Bank                              1,200       1,200
State Higher Educational Facilities
   Authority Revenue, Association of
   Independent Colleges & Universities,
   Series G3, 1.90%*, 11/1/03**,
   LOC PNC Bank                              3,200       3,200
State Higher Educational Facilities
   Authority Revenue,
   Association of Independent Colleges,
   Series F2, 2.05%*, 5/1/03**,
   LOC PNC Bank                            $ 1,000    $  1,000

                                                        37,555
Rhode Island (1.0%):
State Health & Educational Building
   Corp. Revenue,
   Hospital Financing-Care New England,
   Series A, 1.35%*, 5/1/03**,
   LOC Fleet National Bank                   2,200       2,200
State Health & Educational Building
   Corp. Revenue, St. Andrews School,
   1.35%*, 5/1/03**,
   LOC Fleet National Bank                   4,450       4,450

                                                         6,650
South Carolina (1.5%):
Educational Facilities Authority Revenue,
   Private Nonprofit Institutions,
   Erskine College Project,
   1.40%*, 5/1/03**,
   LOC Bank of America                      10,000      10,000

Tennessee (0.8%):
Montgomery County Public Building
   Authority Revenue,
   1.35%*, 5/1/03**,
   LOC Bank of America                       3,395       3,395
Montgomery County Public Building
   Authority Revenue,
   1.35%*, 5/1/03**,
   LOC Bank of America                       2,100       2,100

                                                         5,495
Texas (2.6%):
Hays Memorial Health Facilities
   Development Revenue,
   Central Texas Medical Center Project,
   Series B, 1.35%*, 5/1/03**,
   LOC Suntrust Bank                        11,150      11,150
Houston Water & Sewer
   System Revenue,
   Series B, 5.00%, 12/1/03, AMBAC           3,000       3,068
San Antonio Water Revenue, Series A,
   1.30%*, 5/7/03**, MBIA,
   SPA JP Morgan Chase Bank                  2,500       2,500

                                                        16,718
Vermont (2.2%):
Education & Health Buildings,
   1.40%*, 5/7/03**, AMBAC,
   SPA Fleet National Bank                   8,300       8,300
Education & Health Buildings,
   1.40%*, 5/7/03**, AMBAC,
   SPA Fleet National Bank                   6,300       6,300

                                                        14,600

                      See notes to financial statements.

THE VICTORY PORTFOLIOS               Schedules of Investments--continued
Tax-Free Money Market Fund                                April 30, 2003
(Amounts in Thousands)                                       (Unaudited)

                                        Principal
Security Description                      Amount       Value

Virginia (1.1%):
James City County, IDR,
   Chambrel Project,
   1.40%*, 5/1/03**, FNMA                  $ 6,350    $  6,350
Lynchburg Industrial Development
   Authority, Hospital Facility Revenue,
   1.40%*, 5/7/03**, AMBAC,
   SPA Fleet National Bank                   1,000       1,000

                                                         7,350
Washington (2.6%):
Port Seattle, IDR, Douglas
   Management Co. Project,
   1.35%*, 5/7/03**,
   LOC Bank of America                       3,200       3,200
State Health Care Facilities Authority
   Revenue, Providence Services,
   Series A, 1.35%*, 5/1/03**, MBIA,
   SPA JP Morgan Chase Bank                  4,000       4,000
State Higher Educational Facilities
   Authority Revenue,
   Seattle Pacific University Project,
   Series A, 1.35%*, 5/1/03**,
   LOC Bank of America                      10,000      10,000

                                                        17,200
West Virginia (2.0%):
State Hospital Finance Authority,
   1.40%*, 5/7/03**, AMBAC,
   SPA Fleet National Bank                   7,100       7,100
State Hospital Finance Authority,
   1.40%*, 5/7/03**, AMBAC,
   SPA Fleet National Bank                   5,700       5,700

                                                        12,800
Wisconsin (9.5%):
Beaver Dam, IDR,
   Apache Stainless Equipment,
   Series A, 1.60%*, 5/7/03**,
   LOC Bank One Wisconsin AMT                1,870       1,870
Brodhead, IDR,
   Stoughton Trailers, Inc. Project,
   1.60%*, 5/1/03**,
   LOC Bank One Wisconsin AMT                6,800       6,800
Evansville, IDR,
   Stoughton Trailers, Inc.,
   1.60%*, 5/1/03**,
   LOC Bank One Wisconsin AMT                5,980       5,980
Fall Creek School District, TRAN,
   1.88%, 9/26/03                            1,000       1,001
Fitchburg, IDR,
   1.60%*, 5/1/03**,
   Bank One Wisconsin AMT                    2,200       2,200
Fort Atkinson, IDR,
   Lorman Iron & Metal,
   1.65%*, 5/1/03**,
   LOC Bank One Wisconsin AMT                1,235       1,235
Kenosha, IDR,
   Metalmen Building LLC Project,
   1.60%*, 5/1/03**,
   LOC Bank One Wisconsin AMT              $ 2,795    $  2,795
Kenosha, IDR,
   Metalmen Building LLC Project,
   1.60%*, 5/7/03**,
   LOC Bank One Wisconsin AMT                2,125       2,125
Lawrence, IDR,
   R. Lewis & R. Lewis LLC Project,
   1.70%*, 5/1/03**,
   LOC Bank One Wisconsin AMT                1,000       1,000
Manitowoc Community Development
   Authority Revenue,
   Multifamily Housing,
   Great Lakes Training,
   Series A, 1.61%*, 5/1/03**,
   LOC Bayerische Landesbank                20,000      20,001
Merrill Area Community
   Public School District, TRAN,
   2.25%, 9/30/03                            5,000       5,012
Pulaski, IDR,
   1.60%*, 5/7/03**,
   LOC Bank One Wisconsin AMT                1,240       1,240
Rolling, IDR,
   Kretz Lumberg, Inc. Project,
   1.60%*, 5/7/03**,
   LOC Bank One Wisconsin AMT                2,825       2,825
State Health & Educational Facilities
   Authority Revenue, University of
   Wisconsin Medical Foundation,
   1.31%*, 5/7/03**,
   LOC LaSalle Bank                            300         300
State Health & Educational Facilities
   Authority Revenue,
   Valley Packaging Industries Project,
   1.50%*, 5/1/03**,
   LOC Bank One Wisconsin                    2,280       2,280
Sturtevant Community Development
   Authority, Quadra Project,
   1.75%*, 5/1/03**,
   LOC Bank One Wisconsin AMT                1,850       1,850
Waukesha, IDR, Bahl/Weldall
   Manufacturing, Inc. Project,
   1.60%*, 5/1/03**,
   LOC Bank One Wisconsin AMT                3,200       3,200

                                                        61,714

Total Municipal Bonds (Amortized Cost $647,097)        647,097

                      See notes to financial statements.

THE VICTORY PORTFOLIOS               Schedules of Investments--continued
Tax-Free Money Market Fund                                April 30, 2003
(Amounts in Thousands, Except Shares)                        (Unaudited)


Security Description                      Shares        Value

Investment Companies (0.4%)

AIM Tax Free Money Market Fund             748,353    $    748
Federated Tax-Free
   Money Market Fund                     1,925,252       1,926

Total Investment Companies (Amortized Cost $2,674)       2,674

Total Investments
(Amortized Cost $649,771) (a) -- 99.8%                 649,771

Other assets in excess of liabilities -- 0.2%            1,182

NET ASSETS -- 100.0%                                  $650,953

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 2003.

**  The date reflects the next rate change date.

AIG -- Insured by American International Group

AMBAC -- Insured by American Municipal Bond Assurance Corp.

AMT -- Alternative Minimum Tax

BAN -- Bond Anticipation Note

EDR -- Economic Development Revenue

FGIC -- Insured by Financial Guaranty Insurance Co.

FHLB -- Insured by Federal Home Loan Bank

FHLMC -- Insured by Federal Home Loan Mortgage Corporation

FNMA -- Insured by Federal National Mortgage Association

FSA -- Insured by Financial Security Assurance

GO -- General Obligation

IDR -- Industrial Development Revenue

LOC -- Letter of Credit

MBIA -- Insured by Municipal Bond Insurance Association

SPA -- Standby Purchase Agreement

TAN -- Tax Anticipation Note

TRAN -- Tax and Revenue Anticipation Note

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                         Schedules of Investments
Ohio Municipal Money Market Fund                         April 30, 2003
(Amounts in Thousands)                                      (Unaudited)

                                        Principal
Security Description                      Amount       Value

Ohio Municipal Bonds (99.8%)

Ashtabula County Medical Center
   Project Revenue, Hospital & Nursing
   Home Improvements,
   1.40%*, 5/1/03**,
   LOC Bank One                            $ 2,120    $  2,120
Athens County Port Authority,
   Ohio Inc. Project,
   1.45%*, 5/1/03**,
   LOC First Union National Bank             4,000       4,000
Auglaize County, G.A.
   Wintzer & Son Co. Project, IDR,
   1.60%*, 5/1/03,
   LOC Bank One AMT                            445         445
Barberton,
   Sanitary Sewer Improvement, GO, BAN,
   1.85%, 9/17/03                            1,850       1,852
Bellefontaine, GO, BAN,
   1.92%, 7/30/03                            1,700       1,701
Belmont County, GO, BAN,
   1.92%, 8/18/03                            1,365       1,366
Bowling Green, IDR,
   Lamson & Sessions Project,
   1.45%*, 5/1/03**,
   LOC Harris Trust AMT                      1,500       1,500
Brookville Local School District, GO, BAN,
   1.66%, 7/15/03                            6,095       6,101
Butler County
   Healthcare Facilities Revenue,
   Lifesphere Project,
   1.35%*, 5/1/03**,
   LOC U.S. Bancorp                          5,500       5,500
Butler County,
   Healthcare Facilities Revenue,
   1.39%*, 5/2/03**,
   LOC Fifth Third Bank                      4,000       4,000
Butler County,
   Hospital Facilities Revenue,
   1.45%*, 5/1/03**,
   LOC Fifth Third Bank                      1,570       1,570
Cambridge Hospital Facilities,
   Regional Medical Center Project,
   1.40%*, 5/1/03**,
   LOC National City Bank                    4,800       4,800
Centerville Healthcare Revenue,
   Bethany Lutheran,
   1.40%*, 5/7/03**,
   LOC National City Bank                    4,050       4,050
Cincinnati & Hamilton County
   Port Authority, IDR,
   4th Star Ltd. Partnership Project,
   1.20%*, 5/1/03**,
   LOC US Bancorp                            5,450       5,450
Cincinnati City School District,
   School Improvements, GO,
   2.00%, 6/1/03, FSA                        1,100       1,101
Clark County, GO, BAN,
   2.23%, 6/13/03                          $ 2,030    $  2,031
Cleveland Airport Systems Revenue,
   Series D, 1.40%*, 5/7/03**,
   LOC Westdeutsche Landesbank AMT           1,300       1,300
Cleveland Municipal School District, GO,
   2.50%, 12/1/03, FGIC                     23,720      23,843
Cleveland Waterworks Revenue,
   Series L, 1.30%*, 5/1/03**, FGIC,
   SPA Westdeutsche Landesbank               1,100       1,100
Clinton County,
   Airport Facilities Revenue,
   1.35%*, 5/1/03**,
   LOC Wachovia Bank                        11,800      11,800
Clinton County, GO, BAN,
   2.40%, 5/16/03                            2,870       2,870
Clinton County, Hospital Capital,
   1.45%*, 5/7/03**,
   LOC Fifth Third Bank                     15,600      15,600
Clinton Massie Local School District,
   School Construction,
   1.92%, 3/4/04                             1,000       1,004
Clinton Massie Local School District,
   School Construction, GO, BAN,
   1.84%, 11/25/03                           6,539       6,550
Columbiana County, IDR,
   C & S Land Co. Project,
   1.60%*, 5/1/03**,
   LOC Bank One AMT                          2,205       2,205
Columbus Water Systems Revenue,
   3.70%, 11/1/03                            1,000       1,009
Columbus, GO,
   Series 1, 1.25%*, 5/1/03**                1,250       1,250
Columbus, GO,
   Series 1, 1.25%*, 5/1/03**,
   SPA Westdeutsche Landesbank               1,300       1,300
Coshocton County Hospital Facilities
   Revenue, Memorial Hospital Project,
   1.40%*, 5/1/03**,
   LOC Bank One Chicago                      1,400       1,400
Coshocton County, Healthcare
   Revenue, Hartville Homes Inc. Project,
   1.50%*, 5/1/03**,
   LOC Bank One                              2,795       2,795
Coshocton County,
   Memorial Hospital Project Revenue,
   1.50%*, 5/1/03**,
   LOC Bank One                              2,755       2,755
Cuyahoga County Hospital Revenue,
   University Hospital Health,
   Series D, 1.35%*, 5/1/03**, AMBAC,
   SPA Chase Manhattan Bank                  5,000       5,000
Cuyahoga County, Civic Facilities
   Revenue, 700 Prospect
   Corporate Project,
   1.39%*, 5/2/03**,
   LOC Fifth Third Bank                      3,400       3,400

                      See notes to financial statements.

THE VICTORY PORTFOLIOS               Schedules of Investments--continued
Ohio Municipal Money Market Fund                          April 30, 2003
(Amounts in Thousands)                                       (Unaudited)

                                        Principal
Security Description                      Amount       Value

Cuyahoga County,
   Continuing Care Facilities Revenue,
   1.35%*, 5/1/03**,
   LOC Lasalle National Bank               $ 7,200    $  7,200
Cuyahoga County,
   Healthcare Facilities Revenue,
   Applewood Centers Inc. Project,
   1.39%*, 5/2/03**,
   LOC Fifth Third Bank                      1,930       1,930
Cuyahoga County,
   Healthcare Facilities Revenue,
   Judson Retirement Community Project,
   1.40%*, 5/1/03**,
   LOC National City Bank                    3,835       3,835
Cuyahoga County,
   Hospital Facilities Revenue,
   Sisters Charity Health Systems,
   1.40%*, 5/1/03**,
   LOC National City Bank                    1,500       1,500
Cuyahoga County, Hospital Revenue,
   Cleveland Clinic Foundation,
   Series A, 1.45%*, 5/7/03**,
   LOC Morgan Guaranty Trust                 1,900       1,900
Cuyahoga County, Hospital Revenue,
   University Hospital Health,
   Series A, 1.35%*, 5/1/03**, AMBAC,
   SPA Chase Manhattan Bank                 12,800      12,800
Cuyahoga County,
   Hospital Revenue,
   University Hospitals,
   Series A, 1.39%*, 5/2/03**,
   LOC Fifth Third Bank                      2,190       2,190
Cuyahoga County, IDR,
   Allen Group Inc. Project,
   1.45%*, 5/7/03**,
   LOC LaSalle National Bank AMT             2,600       2,600
Cuyahoga County, IDR,
   Horizon Activities Centers Project,
   1.43%*, 5/1/03**,
   LOC US Bancorp                            1,145       1,145
Cuyahoga County, IDR,
   Landerhaven Executive Project,
   1.66%*, 5/7/03**,
   LOC Bank One AMT                          1,695       1,695
Cuyahoga County, IDR,
   Progressive Plastics Project,
   1.60%*, 5/1/03**,
   LOC Bank One AMT                          1,000       1,000
Cuyahoga County, IDR,
   Watt Printing Co. Project,
   1.50%*, 5/1/03**,
   LOC National City Bank AMT                2,120       2,120
Cuyahoga Falls,
   Hospital Facilities Revenue,
   Portage Trail Care Center Project,
   1.46%*, 5/1/03**,
   LOC Fifth Third Bank                      2,700       2,700
Cuyahoga Falls,
   Hospital Facilities Revenue,
   Portage Trail Care Center Project,
   1.46%*, 5/1/03**,
   LOC Fifth Third Bank                    $ 1,800    $  1,800
Elyria, GO, BAN,
   Series 1, 2.00%, 7/29/03                  1,630       1,632
Englewood, IDR,
   YMCA Dayton Project,
   Series A, 1.50%*, 5/1/03**,
   LOC Bank One                              3,950       3,950
Erie County,
   Healthcare Facilities Revenue,
   Series B, 1.46%*, 5/1/03**,
   LOC Bank One                              4,625       4,625
Euclid, GO, BAN,
   2.00%, 3/4/04                             2,398       2,415
Fairborn, EDR,
   1.72%*, 5/1/03**,
   LOC US Bancorp                              285         285
Fairfield County, GO, BAN,
   1.46%, 5/21/03                            1,500       1,500
Fairfield County, GO, BAN,
   2.50%, 5/21/03                            2,170       2,171
Fairfield County, GO, BAN,
   2.23%, 7/21/03                            1,100       1,101
Fairfield County, GO, BAN,
   1.75%, 4/15/04                            1,400       1,408
Franklin County, EDR,
   Columbus Electric Funded Project,
   1.40%*, 5/1/03**,
   LOC Bank One                              1,690       1,690
Franklin County, EDR,
   Columbus Urban Growth,
   Series A, 1.39%*, 5/2/03**,
   LOC Fifth Third Bank                        200         200
Franklin County,
   Healthcare Facilities Revenue,
   1.43%*, 5/1/03**,
   LOC National City Bank                    2,095       2,095
Franklin County,
   Healthcare Facilities Revenue,
   Presbyterian,
   Series B, 1.40%*, 5/1/03**,
   LOC National City Bank                    5,000       5,000
Franklin County,
   Healthcare Facilities Revenue,
   Wexner Heritage House Project,
   1.46%*, 5/1/03**,
   LOC Huntington National Bank              2,800       2,800
Franklin County, Hospital Revenue,
   Children's Hospital Project,
   Series B, 1.50%*, 5/1/03**,
   LOC Bank One                              7,600       7,600
Franklin County, Hospital Revenue,
   Doctors OhioHealth,
   Series B, 1.40%*, 5/1/03**,
   LOC National City Bank                    3,765       3,765

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                Schedules of Investments--continued
Ohio Municipal Money Market Fund                           April 30, 2003
(Amounts in Thousands)                                        (Unaudited)

                                        Principal
Security Description                      Amount       Value

Franklin County, Multifamily Revenue,
   Golf Pointe Apartments Project,
   Series A, 1.46%*, 5/1/03**,
   LOC Lasalle Bank AMT                    $ 2,300    $  2,300
Garfield Heights City School District,
   GO, BAN,
   1.85%, 1/22/04                            5,225       5,238
Geauga County,
   Healthcare Facilities Revenue,
   Heather Hill Inc. Project,
   Series B, 1.46%*, 5/1/03**,
   LOC Bank One                              9,515       9,515
Geneva Area City School District, BAN,
   1.85%, 7/17/03                           15,000      15,015
Geneva Area City School District,
   GO, BAN,
   1.81%, 7/17/03                            8,110       8,120
Green, GO, BAN,
   2.00%, 10/23/03                           1,890       1,894
Grove City, EDR,
   Cross Country Inns, Inc.,
   1.50%*, 5/1/03**,
   LOC Bank One                                845         845
Grove City, Multifamily Revenue,
   Regency Arms Apartments,
   1.45%*, 5/1/03**,
   FNMA AMT                                  6,500       6,500
Hamilton County, EDR,
   1.38%*, 5/1/03**,
   LOC Fifth Third Bank                      4,325       4,325
Hamilton County, EDR,
   Boys/Girls Club Inc. Project,
   1.40%*, 5/1/03**,
   LOC PNC Bank                              2,550       2,550
Hamilton County, EDR,
   Samuel W. Bell Home Project,
   1.40%*, 5/1/03**,
   LOC US Bancorp                            3,120       3,120
Hamilton County,
   Health Care Facilites Revenue,
   Episcopal Retirement Homes Inc.,
   1.35%*, 5/1/03**,
   LOC Fifth Third Bank                      5,400       5,400
Hamilton County,
   Health Care Facilites Revenue,
   Sisters of Charity Senior Care,
   1.40%*, 5/1/03**,
   LOC Fifth Third Bank                      4,250       4,250
Hamilton County,
   Healthcare Facilities Revenue,
   Ronald McDonald House Project,
   1.39%*, 5/2/03**,
   LOC Fifth Third Bank                      3,365       3,365
Hamilton County,
   Hospital Facilities Revenue,
   Children's Hospital Medical Center,
   1.38%*, 5/1/03**,
   LOC US Bancorp                           16,000      15,999
Hamilton County,
   Hospital Facilities Revenue,
   Children's Hospital Medical Center,
   1.38%*, 5/1/03**,
   LOC Chase Manhattan Bank               $ 17,300   $  17,299
Hamilton County,
   Hospital Facilities Revenue,
   Children's Hospital Medical Center,
   Series A, 1.38%*, 5/1/03**,
   LOC PNC Bank                              8,550       8,550
Hamilton County,
   Hospital Facilities Revenue,
   Health Alliance,
   Series B, 1.34%*, 5/7/03**, MBIA,
   SPA Credit Suisse First Boston            2,000       2,000
Hamilton County,
   Hospital Revenue,
   Beechwood Home Project,
   1.40%*, 5/1/03**,
   LOC US Bancorp                            6,100       6,100
Hamilton County, Hospital Revenue,
   Drake Center Inc.,
   Series A, 1.38%*, 5/1/03**,
   LOC Firstar Bank                            300         300
Hamilton, Electric Revenue,
   Series A, 1.36%*, 5/1/03**, FSA,
   SPA Dexia Credit Local                   19,400      19,399
Hamilton, Electric Revenue,
   Series B, 1.36%*, 5/1/03**, FSA,
   SPA Dexia Credit Local                    5,250       5,250
Hamilton,
   Multifamily Housing Revenue,
   Series A, 1.40%*, 5/1/03**,
   LOC Bank One                              4,871       4,871
Hancock County, GO, BAN,
   2.50%, 5/1/03                             2,200       2,200
Highland County, GO, BAN,
   2.50%,5/8/03                              1,405       1,405
Hilliard, IDR, National Sign,
   1.60%*, 5/7/03**,
   LOC Bank One AMT                          3,100       3,100
Housing Finance Agency,
   Multifamily Revenue,
   Chambrel at Montrose,
   Series F, 1.40%*, 5/1/03**, FNMA         11,451      11,451
Huron County, IDR,
   American Baler Project,
   1.60%*, 5/1/03**,
   LOC Bank One AMT                          1,250       1,250
Independence, GO, BAN,
   Series 2002-2, 2.25%, 8/6/03             10,400      10,414
Joseph Badger Local School District,
   Series A, GO, BAN,
   1.67%, 9/18/03                           10,000      10,022
Kenston Local School District, GO, BAN,
   2.00%, 5/21/03                            4,000       4,002
Kenston Local School District, GO, BAN,
   2.00%, 5/21/03                            6,500       6,503

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                  Schedules of Investments--continued
Ohio Municipal Money Market Fund                             April 30, 2003
(Amounts in Thousands)                                          (Unaudited)

                                        Principal
Security Description                      Amount       Value

Lake County, EDR,
   Lake County YMCA Project,
   1.50%*, 5/1/03**,
   LOC Bank One                            $ 2,390    $  2,390
Lake County, GO, BAN,
   2.00%, 4/15/04                            3,000       3,024
Lakewood, GO, BAN,
   2.50%, 5/16/03                            1,300       1,300
Leipsic, IDR,
   Patrick Products Inc. Project,
   1.60%*, 5/1/03**,
   LOC Bank One AMT                          6,855       6,855
Lima Hospital Revenue,
   Lima Memorial Hospital Project,
   1.50%*, 5/1/03**,
   LOC Bank One                              2,500       2,500
Lorain County,
   Independent Living Facilities Revenue,
   Elyria United Methodist Project,
   Series A, 1.37%*, 5/1/03**,
   LOC Bank One                             11,525      11,525
Lorain, IDR,
   Malt Properties Ltd. Project,
   1.60%*, 5/1/03**,
   LOC Bank One AMT                          3,100       3,100
Lucas County, IDR,
   American Capital Properties,
   1.50%*, 5/1/03**,
   LOC National City Bank AMT                3,405       3,405
Lucas County, IDR,
   Bunting Bearings Corp. Project,
   1.50%*, 5/1/03**,
   LOC National City Bank AMT                1,975       1,975
Lucas County, IDR,
   Lott Industries Inc. Project,
   1.43%*, 5/1/03**,
   LOC National City Bank                    4,185       4,185
Mahoning County,
   Economic Development Revenue,
   Family YMCA, St Elizabeth,
   1.43%*, 5/1/03**,
   LOC National City Bank                    6,200       6,200
Mahoning County,
   Hospital Facilities Revenue,
   Forum Health Obligation Group,
   Series B, 1.37%*, 5/1/03**, MBIA,
   SPA Chase Manhattan Bank                 15,000      15,000
Mahoning County, IDR,
   Insulated Glass Project,
   1.60%*, 5/1/03**,
   LOC Bank One AMT                          3,305       3,305
Mansfield, GO, BAN,
   1.95%, 8/28/03                            1,070       1,071
Marion County, Hospital Revenue,
   Pooled Leasing Program,
   1.40%*, 5/1/03**,
   LOC Bank One                                550         550
Marion County, Hospital Revenue,
   Pooled Leasing Program,
   1.40%*, 5/1/03**,
   LOC Bank One                            $ 1,890    $  1,890
Massillon, IDR, ARE Inc. Project,
   1.60%*, 5/1/03**,
   LOC Bank One AMT                            900         900
Monroe County, Income Tax Corridor 75,
   1.45%*, 5/1/03**,
   LOC Bank of Montreal                      2,000       2,000
Montgomery County, EDR,
   Benjamin & Marian Project,
   Series A, 1.43%*, 5/1/03**,
   LOC National City Bank                    5,000       5,000
Montgomery County,
   Health Care Facilities Revenue,
   Kettering Affiliated Project,
   1.50%*, 5/1/03**,
   LOC Bank One                              2,800       2,800
Montgomery County, IDR, Citywide
   Development Corp. Project,
   1.60%*, 5/1/03**,
   LOC Bank One AMT                          1,900       1,900
Montgomery County, IDR,
   Town Centers Ltd. Partner Project,
   1.90%*, 5/15/03**,
   LOC National City Bank AMT                2,030       2,030
Montgomery, IDR, Bethesda Two Ltd.,
   1.56%*, 5/1/03**,
   LOC Huntington National Bank              2,285       2,285
Montpelier Exempt Village
   School District, GO, BAN,
   1.79%, 6/18/03                            1,000       1,001
Morrow County, IDR,
   Field Container Corp.,
   1.40%*, 5/7/03**,
   LOC American National Bank & Trust        1,000       1,000
Mount Gilead Exempted Village
   School District, GO, BAN,
   2.25%, 9/23/03                            2,000       2,005
Newark, GO, BAN,
   1.70%, 10/2/03                            9,600       9,607
Northridge Local School District,
   Montgomery County, GO, BAN,
   2.00%, 6/5/03                             2,460       2,462
Oregon City, GO, BAN,
   2.58%, 5/1/03                             1,000       1,000
Orrville, GO, BAN,
   1.87%, 10/2/03                            1,100       1,101
Ottawa County, GO, BAN,
   1.74%, 6/3/03                             2,845       2,846
Oxford Limited Obligations Revenue,
   UHI Acquisition Inc. Project,
   1.75%*, 5/1/03**,
   LOC Bank One AMT                          5,870       5,870
Parkway Local School Distict, GO, BAN,
   1.77%, 6/11/03                            3,000       3,002

                      See notes to financial statements.

THE VICTORY PORTFOLIOS               Schedules of Investments--continued
Ohio Municipal Money Market Fund                          April 30, 2003
(Amounts in Thousands)                                       (Unaudited)

                                        Principal
Security Description                      Amount       Value

Parma, IDR, FDC Realty Project,
   1.56%*, 5/1/03**,
   LOC Bank One AMT                        $ 2,425    $  2,425
Plain Local School District, GO, BAN,
   2.00%, 6/4/03                            12,365      12,375
Portage County,
   Health Care Facilities Revenue,
   Coleman Prefessional Services,
   1.55%*, 5/1/03**,
   LOC Bank One                              4,400       4,400
Portage County,
   Health Care Facilities Revenue,
   Hattie Larlham Project,
   1.50%*, 5/1/03**,
   LOC Bank One                              2,460       2,460
Portage County, IDR,
   NCSP Limited Partnership Project,
   1.60%*, 5/7/03**,
   LOC Bank One AMT                          2,810       2,810
Powell, GO, BAN,
   2.04%, 11/5/03                            2,000       2,003
Reading, IDR,
   General Tool Co. Project,
   1.50%*, 5/1/03**,
   LOC Bank of Montreal AMT                  2,745       2,745
Richland County, IDR,
   Mansfield Motel Partnership,
   1.60%*, 5/1/03**,
   LOC Huntington National Bank AMT          2,650       2,650
Rickenbacker, Port Authority Revenue,
   1.50%*, 5/1/03**,
   LOC Bank One                              2,100       2,100
Ross County, GO, BAN,
   2.20%, 5/14/03                            1,500       1,500
Ross Local School District, GO, BAN,
   2.00%, 6/5/03                             3,125       3,127
Salem Hospital Revenue,
   Community Hospital Project,
   1.45%*, 5/1/03**,
   LOC PNC Bank                              2,000       2,000
Salem Hospital Revenue,
   Community Hospital Project,
   1.40%*, 5/7/03**,
   LOC PNC Bank                              1,600       1,600
Seneca County,
   County Building Improvements,
   GO, BAN, 1.86%, 12/4/03                   1,280       1,283
Seneca County,
   Hospital Facilities Revenue,
   St. Francis Home Inc. Project,
   1.40%*, 5/1/03**,
   LOC National City Bank                    1,600       1,600
Solon, IDR, JTM Products Inc. Project,
   1.50%*, 5/1/03**,
   LOC National City Bank AMT                3,500       3,500
Springfield Water Improvements,
   GO, BAN, 1.30%, 10/1/03                   1,000       1,000
St Clairsville, GO, BAN,
   2.56%, 5/1/03                           $ 1,294    $  1,294
Stark County, IDR,
   Polymer Packaging Project,
   1.75%*, 5/1/03**,
   LOC Bank One AMT                          1,185       1,185
State Air Quality Development
   Authority Revenue, Ohio Edison Co.,
   Series A, 1.30%*, 5/7/03**,
   LOC Wachovia Bank                         2,500       2,500
State Air Quality Development
   Authority Revenue, Ohio Edison Co.,
   Series C, 1.45%*, 5/1/03**,
   LOC Barclays Bank AMT                     1,900       1,900
State Air Quality Development
   Authority Revenue,
   Pollution Control,
   PA Power Co.,
   1.40%*, 5/7/03**,
   LOC Bank One                              3,050       3,050
State Air Quality Revenue,
   Timken Co., 1.40%*, 5/7/03**,
   LOC Bank One                              5,400       5,400
Michigan State EDR,
   YMCA Greater Cincinnati Project,
   1.40%*, 5/1/03**,
   LOC Bank One                              4,135       4,135
State Environmental
   Improvement Revenue,
   Newark Group Industries Inc. Project,
   1.40%*, 5/1/03**,
   LOC Chase Manhattan Bank AMT              9,955       9,955
State Higher Education Revenue,
   1.50%*, 5/1/03**,
   LOC Fifth Third Bank                      3,225       3,225
State Higher Education Revenue,
   1.50%*, 5/1/03**,
   LOC Fifth Third Bank                      4,450       4,450
State Higher Education Revenue,
   1.50%*, 5/1/03**,
   LOC Fifth Third Bank                      1,445       1,445
State Higher Education Revenue,
   Wilmington College,
   1.50%*, 5/1/03**,
   LOC Fifth Third Bank                      2,095       2,095
State Higher Educational
   Commission Revenue,
   Malone College,
   1.43%*, 5/1/03**,
   LOC National City Bank                    6,000       6,000
State Higher Educational
   Commission Revenue,
   Pooled Financing,
   1.50%*, 5/1/03**,
   LOC Fifth Third Bank                      3,500       3,500

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                 Schedules of Investments--continued
Ohio Municipal Money Market Fund                            April 30, 2003
(Amounts in Thousands)                                         (Unaudited)

                                        Principal
Security Description                      Amount       Value

State Higher Educational Revenue,
   Xavier University Project,
   Series B, 1.35%*, 5/1/03**,
   LOC Firstar Bank                        $ 4,000    $  4,000
State Highway Capital Improvements, GO,
   Series E, 5.25%, 5/1/03                   1,000       1,000
State Infrastructure Improvements, GO,
   Series A, 3.25%, 8/1/03                   1,610       1,619
State Infrastructure Improvements, GO,
   Series B, 1.35%*, 5/7/03**                2,500       2,500
State Major New Infrastructure Revenue,
   4.50%, 6/15/03                            2,000       2,007
State Solid Waste Revenue,
   Republic Services Inc.,
   1.45%*, 5/1/03**,
   LOC Bank One AMT                          1,000       1,000
State University General Receipts,
   1.35%*, 5/1/03**, FSA,
   SPA Dexia Bank                            3,900       3,900
State Water Development
   Authority Revenue,
   6.25%, 6/1/03, AMBAC                      1,975       1,983
State Water Development
   Authority Revenue,
   Series A, 1.43%*, 5/2/03**,
   LOC National City Bank                    5,280       5,280
State Water Development Authority,
   PA Power Co. Project,
   1.40%*, 5/7/03**,
   LOC Bank One AMT                          5,800       5,800
State Water Development Authority,
   Pollution Contol Facilities Revenue,
   Cleveland Electric Illuminating Co.,
   Series B, 1.35%*, 5/7/03**,
   LOC Barclays Bank                        14,850      14,850
State Water Development Authority,
   Timken Co. Project,
   1.40%*, 5/7/03**, LOC
   Wachovia Bank AMT                        13,500      13,500
Summit County Hospital,
   Cuyahoga Falls General Hospital,
   Series B, 1.45%*, 5/1/03**,
   LOC Bank One                              1,525       1,525
Summit County Port Authority
   Facilities Revenue,
   ASC Industries Inc. Project,
   1.49%*, 5/7/03**,
   LOC Fifth Third Bank AMT                  3,135       3,135
Summit County, IDR,
   Atlas Steel Project,
   1.50%*, 5/1/03**,
   LOC National City Bank AMT                2,750       2,750
Summit County, IDR,
   Delco Corp. Project,
   1.50%*, 5/1/03**,
   LOC National City Bank AMT              $   790    $    790
Summit County, IDR,
   Fiocca Inc. Project,
   1.50%*, 5/1/03**,
   LOC Fifth Third Bank AMT                  1,890       1,890
Summit County, IDR, GO-JO
   Industries Inc. Project,
   1.50%*, 5/1/03**,
   LOC Bank One                              1,080       1,080
Summit County, IDR,
   Rogers Industrial Products Project,
   2.45%*, 5/1/03**,
   LOC Fifth Third Bank AMT                    755         755
Summit County, IDR,
   Summit Plastic Co. Project,
   1.50%*, 5/1/03**,
   LOC National City Bank AMT                1,855       1,855
Summit County, IDR,
   VMS Development Project,
   1.50%*, 5/1/03**,
   LOC National City Bank AMT                2,440       2,440
Toledo City Services Special Assessment,
   1.40%*, 5/1/03**,
   LOC Bank One                              6,400       6,400
Toledo City Services Special Assessment,
   1.40%*, 5/1/03**,
   LOC Bank One                              1,000       1,000
Toledo, Lucas County,
   1.40%*, 5/1/03**,
   LOC Wachovia Bank                         2,800       2,800
Trumbull County, IDR,
   1.60%*, 5/1/03**,
   LOC Bank One AMT                          3,290       3,290
Trumbull County, IDR,
   Eliwood Engineered Casting,
   1.55%*, 5/1/03**,
   LOC Mellon Bank                           7,000       7,000
Union County, Memorial Hospital
   Improvements, GO,
   1.75%, 4/15/04                            1,725       1,734
University General Receipts, Athens, BAN,
   Series B, 1.49%, 2/26/04                  3,550       3,560
Van Wert County, IDR,
   Kennedy Manufacturing Co.,
   1.60%*, 5/1/03**,
   LOC Bank One AMT                          1,500       1,500

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                  Schedules of Investments--continued
Ohio Municipal Money Market Fund                             April 30, 2003
(Amounts in Thousands, Except Shares)                           (Unaudited)

                                           Principal
Security Description                        Amount        Value

Warren County, EDR,
   Ralph J. Stolle Countryside,
   1.39%*, 5/2/03**,
   LOC Fifth Third Bank                    $   900    $    900
Warren County,
   Healthcare Facilities Revenue,
   Otterbein Homes,
   Series A, 1.39%*, 5/1/03**,
   LOC Fifth Third Bank                      4,690       4,690
Warren County, IDR,
   Lindsey Steel Processing,
   1.50%*, 5/1/03**,
   LOC Firstar Bank AMT                      2,085       2,085
Washington County, Hospital Revenue,
   Marietta Area Health,
   1.39%*, 5/2/03**,
   LOC Fifth Third Bank                      4,665       4,665
Wayne County,
   Healthcare Facilities Revenue,
   West View Manor Project,
   1.51%*, 5/1/03**,
   LOC Fifth Third Bank                      4,455       4,455
Wayne County, IDR,
   1.60%*, 5/1/03**,
   LOC Bank One AMT                          1,100       1,100
West Muskingum Local School District,
   GO, BAN,
   2.00%, 6/19/03                            5,000       5,005
Westerville, EDR,
   American Ceramic Society,
   1.66%*, 5/1/03**,
   LOC National City Bank                    1,605       1,605
Westlake City School District, GO, BAN,
   2.00%, 6/5/03                             4,950       4,954
Westlake, IDR,
   Logan Westlake Project,
   1.50%*, 5/1/03**,
   LOC Fifth Third Bank AMT                  1,370       1,370
Williams County, IDR,
   Letts Industries Inc. Project,
   1.55%*, 5/1/03**, AMT                     1,510       1,510
Wilmington, GO, BAN,
   1.75%, 5/1/03                             1,005       1,005
Wood County, EDR,
   Cast Masters Inc. Acquisition,
   1.57%*, 5/1/03**,
   LOC National City Bank AMT                1,620       1,620
Wood County, IDR,
   Jerl Machine Project,
   1.49%*, 5/2/03**,
   LOC Fifth Third Bank AMT                  1,000       1,000
Wood County, IDR,
   Principle Bus Project,
   Series A, 1.47%*, 5/1/03**,
   LOC Fifth Third Bank AMT                  2,495       2,495

                                          Principal
Security Description                    Amount/Shares    Value

Woodlawn, EDR,
   Goodwill Industrial Project,
   1.40%*, 5/1/03**,
   LOC Firstar Bank                        $ 5,525    $  5,525
Woodlawn, IDR,
   Southland Properties LLP Project,
   1.50%*, 5/1/03**,
   LOC Bank of Montreal AMT                  1,330       1,330

                                                       783,025

Total Ohio Municipal Bonds (Amortized Cost $783,025)   783,025

Investment Companies (0.0%)

Federated Ohio Municipal
   Cash Trust Fund                             511           1

Total Investment Companies
(Amortized Cost $1)                                          1

Total Investments
(Amortized Cost $783,026) (a) -- 99.8%                 783,026

Other assets in excess of liabilities -- 0.2%            1,671

NET ASSETS -- 100.0%                                  $784,697

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 2003.

**  The date reflects the next rate change date.

AMBAC -- Insured by American Municipal Bond Assurance Corp.

AMT -- Alternative Minimum Tax

BAN -- Bond Anticipation Note

EDR -- Economic Development Revenue

FGIC -- Financial Guaranty Insurance Co.

FNMA -- Insured by Federal National Mortgage Association

FSA -- Insured by Financial Security Assurance

GO -- General Obligation

IDR -- Industrial Development Revenue

LOC -- Letter of Credit

MBIA -- Insured by Municipal Bond Insurance Association

SPA -- Standby Purchase Agreement

                      See notes to financial statements.


                                        Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                        April 30, 2003
(Amounts in Thousands, Except Per Share Amounts)                 (Unaudited)


                                                                               Gradison               Prime             Financial
                                                                              Government           Obligations          Reserves
                                                                             Reserves Fund            Fund                Fund

ASSETS:
Investments, at amortized cost                                                $3,860,049           $1,499,905            $512,297
Repurchase agreements, at value                                                       --              228,200              42,400

         Total Investments                                                     3,860,049            1,728,105             554,697

Cash                                                                                  51                  111                 106
Interest receivable                                                                7,726                3,963               1,116
Prepaid expenses and other assets                                                     60                   18                  20

         Total Assets                                                          3,867,886            1,732,197             555,939

LIABILITIES:
Dividends payable                                                                  1,843                  887                 330
Payable to brokers for investments purchased                                     176,530                2,025                  --
Accrued expenses and other payables:
     Investment advisory fees                                                      1,236                  511                 232
     Administration fees                                                              25                   17                   6
     Custodian fees                                                                   59                   31                  14
     Accounting fees                                                                   1                   --                   1
     Transfer agent fees                                                              84                   16                   9
     Shareholder service fees                                                         --                  337                  --
     Shareholder service fees -- Select Shares                                       746                   --                  --
     Other                                                                           324                  186                  96

         Total Liabilities                                                       180,848                4,010                 688

NET ASSETS:
Capital                                                                        3,686,704            1,728,187             555,252
Accumulated net investment income (losses)                                           226                   --                  (1)
Accumulated undistributed net realized gains
   from investment transactions                                                      108                   --                  --

         Net Assets                                                           $3,687,038           $1,728,187            $555,251

Net Assets
     Trust Shares                                                                295,320                   --                  --
     Class C                                                                           1                   --                  --
     Select Shares                                                             3,391,717                   --                  --

         Total                                                                $3,687,038           $1,728,187            $555,251

Outstanding units of beneficial interest (shares)
     Trust Shares                                                                295,247                   --                  --
     Class C                                                                           1                   --                  --
     Select Shares                                                             3,391,241                   --                  --

         Total                                                                 3,686,489            1,728,187             555,143

Net asset value
     Offering and redemption price per share                                          --           $     1.00            $   1.00
     Offering and redemption price per share -- Trust Shares                  $     1.00                   --                  --
     Offering and redemption price per share -- Select Shares                 $     1.00                   --                  --
     Offering and redemption price per share -- Class C Shares                $     1.00                   --                  --


                      See notes to financial statements.


                                         Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                         April 30, 2003
(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)

                                                                                                  Tax-Free         Ohio Municipal
                                                                                                Money Market        Money Market
                                                                                                    Fund                Fund

ASSETS:
Investments, at cost                                                                              $649,771             $783,026
Cash                                                                                                    50                   58
Interest receivable                                                                                  1,760                2,432
Prepaid expenses and other assets                                                                       18                   19

         Total Assets                                                                              651,599              785,535

LIABILITIES:
Dividends payable                                                                                      294                  267
Accrued expenses and other payables:
     Investment advisory fees                                                                          199                  345
     Administration fees                                                                                 7                    8
     Custodian fees                                                                                     12                   14
     Accounting fees                                                                                     1                    1
     Transfer agent fees                                                                                 7                   12
     Shareholder service fees                                                                           89                  147
     Other                                                                                              37                   44

         Total Liabilities                                                                             646                  838

NET ASSETS:
Capital                                                                                            651,089              784,702
Accumulated net investment income (losses)                                                             (31)                  --
Accumulated undistributed net realized gains (losses) from investment transactions                    (105)                  (5)

         Net Assets                                                                               $650,953             $784,697

Outstanding units of beneficial interest (shares)                                                  651,087              784,698

Net asset value
     Offering and redemption price per share                                                      $   1.00             $   1.00


                      See notes to financial statements.


                                                    Statements of Operations
THE VICTORY PORTFOLIOS               For the Six Months Ended April 30, 2003
(Amounts in Thousands)                                           (Unaudited)

                                                                               Gradison               Prime              Financial
                                                                              Government           Obligations           Reserves
                                                                             Reserves Fund            Fund                 Fund

Investment Income:
Interest income                                                                 $27,442              $14,338             $4,523

     Total Income                                                                27,442               14,338              4,523

Expenses:
Investment advisory fees                                                          7,452                3,348              1,501
Administration fees                                                               2,281                1,155                362
Shareholder service fees                                                             --                2,392                 --
Shareholder service fees -- Select Shares                                         4,335                   --                 --
Accounting fees                                                                      54                   59                 56
Custodian fees                                                                      348                  195                 67
Legal and audit fees                                                                192                   84                 28
Trustees' fees and expenses                                                         100                   48                 14
Transfer agent fees                                                                 255                   99                 14
Registration and filing fees                                                         21                    6                  9
Printing fees                                                                       126                   53                 --
Other                                                                                57                   41                  9

     Total Expenses                                                              15,221                7,480              2,060

Expenses voluntarily reduced                                                       (698)                  --                 --

     Net Expenses                                                                14,523                7,480              2,060

Net Investment Income                                                            12,919                6,858              2,463

Realized Gains from Investments:
Net realized gains from investment transactions                                     124                   --                 --

Change in net assets resulting from operations                                  $13,043              $ 6,858             $2,463


                      See notes to financial statements.


                                                     Statements of Operations
THE VICTORY PORTFOLIOS                For the Six Months Ended April 30, 2003
(Amounts in Thousands)                                            (Unaudited)

                                                                                                  Tax-Free         Ohio Municipal
                                                                                                Money Market        Money Market
                                                                                                    Fund                Fund

Investment Income:
Interest income                                                                                    $4,476              $5,932
Dividend income                                                                                        50                  --

     Total Income                                                                                   4,526               5,932

Expenses:
Investment advisory fees                                                                            1,205               2,205
Administration fees                                                                                   416                 533
Shareholder service fees                                                                              861               1,102
Accounting fees                                                                                        55                  57
Custodian fees                                                                                         69                  87
Legal and audit fees                                                                                   34                  45
Trustees' fees and expenses                                                                            18                  23
Transfer agent fees                                                                                    17                  23
Registration and filing fees                                                                           10                   8
Printing fees                                                                                           4                   5
Other                                                                                                  13                  17

     Total Expenses                                                                                 2,702               4,105

Net Investment Income                                                                               1,824               1,827


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                         Gradison Government                     Prime                        Financial
                                            Reserves Fund                  Obligations Fund                  Reserves Fund

                                         Six                              Six                              Six
                                       Months            Year           Months           Year            Months          Year
                                        Ended            Ended           Ended           Ended            Ended          Ended
                                      April 30,       October 31,      April 30,      October 31,       April 30,     October 31,
                                        2003             2002            2003            2002             2003           2002
                                     (Unaudited)                      (Unaudited)                      (Unaudited)

From Investment Activities:
Operations:
Net investment income                $    12,919    $     53,290     $     6,858     $    36,052       $   2,463      $     9,212
Net realized gains (losses)
   from investment transactions              124             436              --              24              --               24

Change in net assets resulting
   from operations                        13,043          53,726           6,858          36,076           2,463            9,236

Distributions to Shareholders:
     From net investment income               --              --          (6,877)        (36,052)         (2,484)          (9,216)
         Trust Shares                     (1,445)         (5,176)             --              --              --               --
         Select Shares                   (11,751)        (48,162)             --              --              --               --
         Class C Shares <F1>                  --<F2>          --              --              --              --               --

Change in net assets from
   distributions to shareholders         (13,196)        (53,338)         (6,877)        (36,052)         (2,484)          (9,216)

Capital Transactions:
     Proceeds from shares issued       9,207,359      18,371,659       2,578,014       5,405,007         447,179        2,080,531
     Dividends reinvested                 12,424          46,283           7,671          38,173             118              657
     Cost of shares redeemed          (9,359,560)    (18,985,490)     (3,043,397)     (6,303,776)       (550,450)      (2,177,395)

Change in net assets from
   capital transactions                 (139,777)       (567,548)       (457,712)       (860,596)       (103,153)         (96,207)

Change in net assets                    (139,930)       (567,160)       (457,731)       (860,572)       (103,174)         (96,187)

Net Assets:
     Beginning of period               3,826,968       4,394,128       2,185,918       3,046,490         658,425          754,612

     End of period                   $ 3,687,038    $  3,826,968     $ 1,728,187     $ 2,185,918       $ 555,251      $   658,425

Share Transactions:
     Issued                            9,207,359      18,371,659       2,578,014       5,405,007         447,179        2,080,531
     Reinvested                           12,424          46,283           7,671          38,173             118              657
     Redeemed                         (9,359,560)    (18,985,490)     (3,043,397)     (6,303,776)       (550,450)      (2,177,395)

Change in Shares                        (139,777)       (567,548)       (457,712)       (860,596)       (103,153)         (96,207)


<F1> Class C Shares commenced operations on March 1, 2003.

<F2> Rounds to less than $1,000.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                                                               Tax-Free                     Ohio Municipal
                                                                           Money Market Fund               Money Market Fund

                                                                          Six                             Six
                                                                        Months           Year           Months           Year
                                                                         Ended           Ended           Ended           Ended
                                                                       April 30,      October 31,      April 30,      October 31,
                                                                         2003            2002            2003            2002
                                                                      (Unaudited)                     (Unaudited)

From Investment Activities:
Operations:
     Net investment income                                             $   1,824     $     6,691       $   1,827      $     7,196

Change in net assets resulting from operations                             1,824           6,691           1,827            7,196

Distributions to Shareholders:
     From net investment income                                           (1,855)         (6,691)         (1,827)          (7,196)

Change in net assets from distributions to shareholders                   (1,855)         (6,691)         (1,827)          (7,196)

Capital Transactions:
     Proceeds from shares issued                                         793,267       1,457,874         762,794        1,501,840
     Dividends reinvested                                                  1,746           5,867           1,827            6,671
     Cost of shares redeemed                                            (798,040)     (1,584,285)       (830,961)      (1,592,681)

Change in net assets from capital transactions                            (3,027)       (120,544)        (66,340)         (84,170)

Change in net assets                                                      (3,058)       (120,544)        (66,340)         (84,170)

Net Assets:
     Beginning of period                                                 654,011         774,555         851,037          935,207

     End of period                                                     $ 650,953     $   654,011       $ 784,697      $   851,037

Share Transactions:
     Issued                                                              793,267       1,457,874         762,794        1,501,840
     Reinvested                                                            1,746           5,867           1,827            6,671
     Redeemed                                                           (798,040)     (1,584,285)       (830,961)      (1,592,681)

Change in Shares                                                          (3,027)       (120,544)        (66,340)         (84,170)


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                 Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                              Gradison Government Reserves Fund

                                                                              Trust Shares                      Class C Shares

                                                                 Six                             October 15,       March 1,
                                                               Months             Year             2001              2003
                                                               Ended             Ended            through          through
                                                              April 30,        October 31,       October 31,        April 30,
                                                               2003              2002            2001<F2>          2003<F2>
                                                             (Unaudited)                                         (Unaudited)

Net Asset Value, Beginning of Period                          $  1.000          $  1.000         $  1.000        $  1.000

Investment Activities
     Net investment income                                       0.005             0.015            0.001              --<F3>

Distributions
     Net investment income                                      (0.005)           (0.015)          (0.001)             --<F3>

Net Asset Value, End of Period                                $  1.000          $  1.000         $  1.000        $  1.000

Total Return                                                      0.47%<F4>         1.48%            0.11%<F4>       0.02%<F4><F5>

Ratios/Supplementary Data:
Net Assets at end of period (000)                             $295,320          $271,606         $290,861        $      1
Ratio of expenses to average net assets                           0.53%<F6>         0.50%            0.42%<F6>       1.23%<F6>
Ratio of net investment income to average net assets              0.92%<F6>         1.46%            2.30%<F6>       0.14%<F6>
Ratio of expenses to average net assets<F1>                       0.57%<F6>         0.56%           10.12%<F6>      59.57%<F6>
Ratio of net investment income to average net assets<F1>          0.88%<F6>         1.40%           (7.40)%<F6>    (58.20)%<F6>


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Less than $0.001 per share.

<F4> Not annualized.

<F5> Excludes deferred sales charge.

<F6> Annualized.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                         Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                              Gradison Government Reserves Fund

                                                                        Select Shares

                                 Six
                                Months          Year           Year          Year           Month          Year          Year
                                 Ended          Ended          Ended         Ended          Ended          Ended         Ended
                               April 30,     October 31,    October 31,   October 31,    October 31,   September 30, September 30,
                                 2003           2002           2001          2000           1999          1999<F2>        1998
                              (Unaudited)

Net Asset Value,
   Beginning of Period         $    1.000     $    1.000    $    1.000   $    1.000    $    1.000      $    1.000     $    1.000

Investment Activities
     Net investment income          0.003          0.012         0.041        0.054         0.004           0.044          0.049

Distributions
     Net investment income         (0.003)        (0.012)       (0.041)      (0.054)       (0.004)         (0.044)        (0.049)

Net Asset Value,
   End of Period               $    1.000     $    1.000    $    1.000   $    1.000    $    1.000      $    1.000     $    1.000

Total Return                         0.34%<F3>      1.21%         4.20%        5.56%         0.39%<F3>       4.46%          4.98%

Ratios/Supplementary Data:
Net Assets at end
   of period (000)             $3,391,717     $3,555,362    $4,103,267   $2,135,527    $2,028,020      $2,018,755     $1,933,824
Ratio of expenses to
   average net assets                0.79%<F4>      0.77%         0.77%        0.72%         0.72%<F4>       0.71%          0.72%
Ratio of net investment income
   to average net assets             0.66%<F4>      1.21%         4.04%        5.42%         4.61%<F4>       4.34%          4.86%
Ratio of expenses to
   average net assets<F1>            0.83%<F4>      0.82%         0.82%        0.90%         0.84%<F4>       0.77%          0.73%
Ratio of net investment income
   to average net assets<F1>         0.62%<F4>      1.16%         3.99%        5.24%         4.49%<F4>       4.28%          4.85%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective April 1, 1999, the Gradison U.S. Government Reserves became the
Victory Gradison Government Reserves Fund. Financial highlights prior to
April 1, 1999 represent the Gradison U.S. Government Reserves.

<F3> Not annualized.

<F4> Annualized.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                    Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                           Prime Obligations Fund

                                             Six
                                            Months           Year           Year          Year           Year           Year
                                            Ended           Ended          Ended         Ended          Ended          Ended
                                           April 30,      October 31,    October 31,   October 31,    October 31,    October 31,
                                             2003            2002           2001          2000           1999           1998
                                          (Unaudited)

Net Asset Value, Beginning of Period       $    1.000      $    1.000     $    1.000    $    1.000     $    1.000     $    1.000

Investment Activities
     Net investment income                      0.004           0.013          0.042         0.055          0.044          0.049

Distributions
     Net investment income                     (0.004)         (0.013)        (0.042)       (0.055)        (0.044)        (0.049)

Net Asset Value, End of Period             $    1.000      $    1.000     $    1.000    $    1.000     $    1.000     $    1.000

Total Return                                     0.35%<F1>       1.27%          4.31%         5.67%          4.52%          4.98%

Ratios/Supplementary Data:
Net Assets at end of period (000)          $1,728,187      $2,185,918     $3,046,490    $2,553,015     $2,060,039     $1,378,713
Ratio of expenses to average net assets          0.78%<F2>       0.77%          0.76%         0.78%          0.79%          0.80%
Ratio of net investment income
   to average net assets                         0.72%<F3>       1.27%          4.17%         5.55%          4.43%          4.89%


<F1> Not annualized.

<F2> Annualized.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                    Financial Highlights
For a Share Outstanding Throughout Each Period


                                                 Six
                                               Months          Year          Year           Year           Year           Year
                                                Ended          Ended         Ended          Ended          Ended          Ended
                                              April 30,     October 31,   October 31,    October 31,    October 31,    October 31,
                                                2003           2002          2001           2000           1999           1998
                                             (Unaudited)

Net Asset Value, Beginning of Period          $  1.000       $  1.000       $  1.000      $  1.000       $  1.000       $  1.000

Investment Activities
     Net investment income                       0.004          0.014          0.043         0.056          0.045          0.050

Distributions
     Net investment income                      (0.004)        (0.014)        (0.043)       (0.056)        (0.045)        (0.050)

Net Asset Value, End of Period                $  1.000       $  1.000       $  1.000      $  1.000       $  1.000       $  1.000

Total Return                                      0.41%<F2>      1.39%          4.44%         5.75%          4.62%          5.10%

Ratios/Supplementary Data:
Net Assets at end of period (000)             $555,251       $658,425       $754,612      $737,512       $818,452       $785,520
Ratio of expenses to
   average net assets                             0.69%<F3>      0.68%          0.68%         0.70%          0.68%          0.67%
Ratio of net investment income
   to average net assets                          0.82%<F3>      1.38%          4.36%         5.58%          4.52%          5.01%
Ratio of expenses to average net assets<F1>       <F4>           <F4>           <F4>          <F4>           <F4>           0.68%
Ratio of net investment income
   to average net assets<F1>                      <F4>           <F4>           <F4>          <F4>           <F4>           5.00%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> There were no voluntary fee reductions during the period.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                           Tax-Free Money Market Fund

                                                 Six
                                               Months         Year          Year          Year          Year           Year
                                                Ended         Ended         Ended         Ended         Ended          Ended
                                              April 30,    October 31,   October 31,   October 31,   October 31,    October 31,
                                                2003          2002          2001          2000          1999           1998
                                             (Unaudited)

Net Asset Value, Beginning of Period            $  1.000      $  1.000      $  1.000      $  1.000      $  1.000       $  1.000

Investment Activities
     Net investment income                         0.003         0.009         0.026         0.033         0.025          0.029

Distributions
     Net investment income                        (0.003)       (0.009)       (0.026)       (0.033)       (0.025)        (0.029)

Net Asset Value, End of Period                  $  1.000      $  1.000      $  1.000      $  1.000      $  1.000       $  1.000

Total Return                                        0.27%<F2>     0.92%         2.59%         3.38%         2.55%          2.91%

Ratios/Supplementary Data:
Net Assets at end of period (000)               $650,953      $654,011      $774,555      $675,324      $697,633       $465,528
Ratio of expenses to
   average net assets                               0.78%<F3>     0.78%         0.78%         0.80%         0.79%          0.80%
Ratio of net investment income
   to average net assets                            0.53%<F3>     0.92%         2.54%         3.32%         2.51%          2.88%
Ratio of expenses to average net assets<F1>         <F4>          <F4>          <F4>          <F4>          <F4>           0.80%
Ratio of net investment income
   to average net assets<F1>                        <F4>          <F4>          <F4>          <F4>          <F4>           2.88%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> There were no voluntary fee reductions during the period.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                Ohio Municipal Money Market Fund

                                               Six
                                              Months         Year          Year          Year          Year           Year
                                               Ended         Ended         Ended         Ended         Ended          Ended
                                             April 30,    October 31,   October 31,   October 31,   October 31,    October 31,
                                               2003          2002          2001          2000          1999           1998
                                            (Unaudited)

Net Asset Value, Beginning of Period          $  1.000       $  1.000      $  1.000      $  1.000      $  1.000       $  1.000

Investment Activities
     Net investment income                       0.002          0.008         0.025         0.032         0.025          0.029

Distributions
     Net investment income                      (0.002)        (0.008)       (0.025)       (0.032)       (0.025)        (0.029)

Net Asset Value, End of Period                $  1.000       $  1.000      $  1.000      $  1.000      $  1.000       $  1.000

Total Return                                      0.21%<F2>      0.78%         2.52%         3.27%         2.49%          2.94%

Ratios/Supplementary Data:
Net Assets at end of period (000)             $784,697       $851,037      $935,207      $884,369      $934,744       $751,543
Ratio of expenses to
   average net assets                             0.93%<F3>      0.93%         0.93%         0.87%         0.82%          0.80%
Ratio of net investment income
   to average net assets                          0.41%<F3>      0.78%         2.50%         3.22%         2.45%          2.90%
Ratio of expenses to
   average net assets<F1>                         <F4>           <F4>          <F4>          0.93%         0.93%          0.94%
Ratio of net investment income
   to average net assets<F1>                      <F4>           <F4>          <F4>          3.16%         2.34%          2.76%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> There were no voluntary fee reductions during the period.



                      See notes to financial statements.

                                              Notes to Financial Statements
THE VICTORY PORTFOLIOS                                       April 30, 2003
                                                                (Unaudited)


1.   Organization:

     The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly known as a Delaware business trust) and a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 23 active funds. The accompanying financial statements and financial highlights are those of the Gradison Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and the Ohio Municipal Money Market Fund (collectively, the "Funds").

     The Gradison Government Reserves Fund is authorized to issue three classes of shares: Select Shares (known as the Class G Shares prior to January 1, 2003), Trust Shares and Class C Shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

     The Gradison Government Reserves Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Financial Reserves Fund seeks to provide as high a level of current income as is consistent with preserving capital and providing liquidity. The Prime Obligations Fund seeks to provide current income consistent with liquidity and stability of principal. The Tax-Free Money Market Fund seeks to provide current interest income free from federal income taxes consistent with relative liquidity and stability of principal. The Ohio Municipal Money Market Fund seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.


2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments of the Funds are valued at either amortized cost, which approximates value, or at original cost which, combined with accrued interest, approximates value. Investments in other open-end investment companies are valued at net asset value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Repurchase Agreements:

     Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

     Line of Credit:

     The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Investment Advisor. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. Each Fund pays a pro-rata portion of this commitment fee. The Gradison Government Reserves Fund does not participate in the Line of Credit and does not pay a pro-rata portion of the commitment fee.

                                  Continued

THE VICTORY PORTFOLIOS                                         April 30, 2003
                                                                  (Unaudited)

     Dividends to Shareholders:

     Dividends from net investment income are declared daily and paid monthly for the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     Federal Income Taxes:

     It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     Other:

     Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or another appropriate basis. Fees paid under a Fund's shareholder servicing plan are borne by the specific class of shares to which they apply.


3.   Related Party Transactions:

     Investment advisory services are provided to all the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyCorp. Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. The Adviser, and not the Trust, pays sub-advisory fees as applicable. KeyBank National Association, serving as custodian for all of the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     Under terms of the Investment Advisory Agreement, the investment advisory fee of the Gradison Government Reserves Fund is computed at an annual rate of 0.50% of the Fund's average daily net assets up to $400 million, 0.45% of the Fund's average daily net assets between $400 million and $1 billion, 0.40% of the Fund's average daily net assets between $1 billion and $2 billion, and 0.35% of the Fund's average daily net assets greater than $2 billion.

     BISYS Fund Services, Inc. (the "Administrator"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as the Administrator to the Funds. Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Trust for serving as officers.

     Under the terms of the Administration Agreement, the Administrator's fee is computed at the annual rate of 0.14% of the Trust's average daily net assets up to $8 billion, 0.10% of the Trust's average daily net assets between $8 billion and $25 billion, and 0.08% of the Trust's average daily net assets greater than $25 billion. Under a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.03% of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an affiliate of BISYS, serves the Trust as Fund Accountant and as the Transfer Agent for the Funds. Under the terms of the Fund Accounting and Transfer Agency Agreements, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

     BISYS Fund Services Limited Partnership (the "Distributor"), a wholly-owned subsidiary of BISYS, serves as distributor for the shares of the Trust.

     Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly service fee at an annual rate of up to 1.00% of the average daily dividend earning shares of the Class C Shares of the Gradison Government Reserves Fund ("the Fund"). The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Fund, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.

     The Distributor or financial institutions (directly or through the Distributor) may receive from all the funds except the Trust Shares and Class C Shares of the Gradison Government Reserves Fund, pursuant to a shareholder Servicing Plan, a fee of up to 0.25% of the average daily net assets of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange, and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Advisor.

     Fees may be voluntarily reduced or reimbursed to assist the funds in maintaining competitive expense ratios.

                                  Continued

THE VICTORY PORTFOLIOS                                         April 30, 2003
                                                                  (Unaudited)


     Additional information regarding related party transactions is as follows for the period ended April 30, 2003:


                                              Investment       Administration
                                             Advisory Fees         Fees

                                             Percentage
                                              of Average         Voluntary
                                                Daily               Fee
                                             Net Assets          Reductions

                                                                   (000)
     Gradison Government Reserves Fund          0.39%              $698
     Prime Obligations Fund                     0.35%                --
     Financial Reserves Fund                    0.50%                --
     Tax-Free Money Market Fund                 0.35%                --
     Ohio Municipal Money Market Fund           0.50%                --






4.   Capital Share Transactions:

     Capital share transactions for those Funds with multiple share classes were as follows (amounts in thousands):

                                                          Gradison
                                                         Government
                                                        Reserves Fund

                                                Six Months           Year
                                                   Ended             Ended
                                                 April 30,        October 31,
                                                   2003              2002

     Capital Share Transactions:
     Trust Shares:
     Issued                                     2,134,032          4,507,141
     Reinvested                                         2                 11
     Redeemed                                  (2,110,308)        (4,526,422)

     Total                                         23,726            (19,270)

     Class C Shares: (a)
     Issued                                             1                --
     Reinvested                                        --                --
     Redeemed                                          --                --

     Total                                              1                --

     Select Shares:
     Issued                                     7,073,326         13,864,518
     Reinvested                                    12,421             46,272
     Redeemed                                  (7,249,251)       (14,459,068)

     Total                                       (163,504)          (548,278)


5.   Concentration of Credit Risk:

     The Ohio Municipal Money Market Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within the state of Ohio than are other types of funds which are not geographically concentrated to the same extent.

(a) Class C Shares commenced operations on March 1, 2003.

                   This page is intentionally left blank.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

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                                                       U.S. POSTAGE
                                                           PAID
                                                       Cleveland, OH
                                                      Permit No. 1535

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The Victory Funds site gives fund shareholders, prospective shareholders, and
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The site includes:

      o Detailed performance records
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Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Victory Funds
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Visit our web site at:
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Call Victory at:
800-539-FUND (800-539-3863)

                                                            1RMM-SEMI-AR 6/03

April 30, 2003

Semi Annual Report

Value Fund
Diversified Stock Fund
Stock Index Fund
Growth Fund
Established Value Fund
Special Value Fund
Small Company Opportunity Fund
International Fund
Balanced Fund
Convertible Fund
Real Estate Fund
Intermediate Income Fund
Fund for Income
National Municipal Bond Fund
New York Municipal Bond Fund
Ohio Municipal Bond Fund

Victory Funds
LOGO (R)

The Victory Portfolios

Table of Contents

Shareholder Letter                              3

How To Read Your Financial Statement            4

Financial Statements                            6

The Victory Equity Funds

Value Fund
Schedule of Investments                         6
Statement of Assets and Liabilities            21
Statement of Operations                        22
Statements of Changes in Net Assets            23
Financial Highlights                        25-26

Diversified Stock Fund
Schedule of Investments                         8
Statement of Assets and Liabilities            21
Statement of Operations                        22
Statements of Changes in Net Assets            23
Financial Highlights                        27-28

Stock Index Fund
Schedule of Investments                        10
Statement of Assets and Liabilities            21
Statement of Operations                        22
Statements of Changes in Net Assets            23
Financial Highlights                        29-30

Growth Fund
Schedule of Investments                        17
Statement of Assets and Liabilities            21
Statement of Operations                        22
Statements of Changes in Net Assets            24
Financial Highlights                        31-32

Established Value Fund
Schedule of Investments                        19
Statement of Assets and Liabilities            21
Statement of Operations                        22
Statements of Changes in Net Assets            24
Financial Highlights                        33-34

Special Value Fund
Schedule of Investments                        35
Statement of Assets and Liabilities            42
Statement of Operations                        43
Statements of Changes in Net Assets            44
Financial Highlights                        45-46


Victory Capital Management Inc., a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc. receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at victoryfunds.com or call
1-800-539-3863. Read it carefully before you invest or send money.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.


Victory Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
VictoryConnect.com

Small Company Opportunity Fund
Schedule of Investments                          37
Statement of Assets and Liabilities              42
Statement of Operations                          43
Statements of Changes in Net Assets              44
Financial Highlights                          47-48

International Fund
Schedule of Investments                          39
Statement of Assets and Liabilities              42
Statement of Operations                          43
Statements of Changes in Net Assets              44
Financial Highlights                          49-50


The Victory Specialty Funds

Balanced Fund
Schedule of Investments                          51
Statement of Assets and Liabilities              62
Statement of Operations                          63
Statements of Changes in Net Assets              64
Financial Highlights                          65-66

Convertible Fund
Schedule of Investments                          56
Statement of Assets and Liabilities              62
Statement of Operations                          63
Statements of Changes in Net Assets              64
Financial Highlights                             67

Real Estate Fund
Schedule of Investments                          61
Statement of Assets and Liabilities              62
Statement of Operations                          63
Statements of Changes in Net Assets              64
Financial Highlights                          68-69


The Victory Taxable Fixed Income Funds

Intermediate Income Fund
Schedule of Investments                          70
Statement of Assets and Liabilities              76
Statement of Operations                          77
Statements of Changes in Net Assets              78
Financial Highlights                             79

Fund for Income
Schedule of Investments                          74
Statement of Assets and Liabilities              76
Statement of Operations                          77
Statements of Changes in Net Assets              78
Financial Highlights                          80-81


The Victory Tax-Exempt Fixed Income Funds

National Municipal Bond Fund
Schedule of Investments                          82
Statement of Assets and Liabilities              94
Statement of Operations                          95
Statements of Changes in Net Assets              96
Financial Highlights                             97

New York Municipal Bond Fund
Schedule of Investments                          86
Statement of Assets and Liabilities              94
Statement of Operations                          95
Statements of Changes in Net Assets              96
Financial Highlights                             98

Ohio Municipal Bond Fund
Schedule of Investments                          88
Statement of Assets and Liabilities              94
Statement of Operations                          95
Statements of Changes in Net Assets              96
Financial Highlights                             99


Notes to Financial Statements                   100

Letter to our Shareholders

In the first six months of our fiscal year 2002-2003, investors have seen a continuation of weak equity markets, positive bond returns and almost non-existent yields on money market instruments. Though many mutual fund investors held their course, asset flows indicate that the assortment of economic and political issues over the last several years have also caused a flight to quality.

Important to all our mutual fund investors has been the SEC's reaction to the varied problems that have been factors in the market volatility of the last two years. Most of the newly imposed regulations are broad reaching and meant to rebuild investor confidence.

A significant increase in responsibility will be placed on mutual fund trustees. Examples include pre-approval of audit and non-audit services by audit committees. An Audit Committee "financial expert" must be identified if one of the trustees meets the criteria. A number of new policies must be approved including privacy, anti-money laundering, and proxy voting. A majority of Trustees must be independent, and all must be educated on industry requirements. Part of the SEC's focus in its regulatory examinations will be on insuring that the boards fully implement all their responsibilities and maintain well-documented records.

Investment managers are working under broader code of ethics requirements and putting in place methods to report their proxy voting policies as well as voting records on all securities owned. Securities positions will be reported more frequently. It is expected that compliance reporting and policy reviews will become more detailed in response to the SEC's expanded focus. Finally, we have an increased burden to "know our customers" in light of the new anti-money laundering regulations.

Shareholders should understand that the trade-off for tighter controls and oversight might ultimately be increased expense. As one example, mutual funds will bear some fees to support the new Public Company Accounting Oversight Board. Both management and fund trustees are conscious of the potential impact to shareholders, and have voiced concern to our regulators. We remain committed, however, to providing solutions and meeting our requirements at the lowest possible cost to our clients.

We also remain committed to our focus on investment results. In spite of the economic environment, we continue to invest resources in our research and portfolio management teams. Our philosophy is based on teamwork and fundamental research and, we are not wavering from that belief.

Thank you for your continued confidence in Victory. You may obtain further information or assistance from our shareholder services division at
1.800.539.3863 or visit our web site at www.VictoryConnect.com.

/s/ Kathleen A. Dennis
Kathleen A. Dennis
President
Victory Funds

How To Read Your Financial Statement

This guide will assist you in extracting information from the report which is most important to you. The Financial Statements summarize and describe the Fund's financial transactions. They are broken down into four different statements.


Statements of Assets and Liabilities  >

Presents all of the assets and liabilities of each mutual Fund. This is each individual Fund's "balance sheet" as of the date of the statement.

(GRAPHIC)

1 Summary of the mutual fund's assets stated at market value including investments owned, dividends, interest and other amounts owed to each Fund by outside parties, and other assets owned by each fund.

2 Summary of all amounts owed by each Fund including distributions declared but not yet paid to shareholders and other amounts due to outside parties.

3 Summary of the amounts that comprise each Fund's net assets including capital, undistributed net investment income, unrealized gains or losses from investments owned and realized gains or losses from investments sold.

4 The number of shares owned by shareholders of each Fund.

5 The market worth of each mutual fund's total net assets divided by the number of outstanding shares.

6 The net asset value per share plus sales charges.


Statements of Operations  >

Presents the results of operating activities during the period.

(GRAPHIC)

1 Investment income includes dividend and interest income earned from holding investments.

2 Summary of expenses incurred by each Fund from its operations.

3 Summary of realized gains or losses from selling each Fund's investments and the change during the period in unrealized gains or losses from holding each Fund's investments.

4 Net change due to mutual fund operations.

Statements of Changes in Net Assets  >

Presents the activity that affects the value of total net assets of each Fund during the two most recent reporting periods.

(GRAPHIC)

1 See Statement of Operations.

2 Distributions declared to shareholders from net investment income or from net realized gains during the periods. Each Fund declares distributions based on investment income and taxable realized gains, which may differ from the Fund's operations for financial statement purposes. Thus, distributions may exceed net investment income or realized gains.

3 Dollar amount of mutual fund shares issued, reinvested and redeemed during the periods. Detail of this activity pertaining to Funds with two share classes is presented in the footnotes.

4 Compares total net assets as of the end of the current and prior periods.

5 Number of mutual fund shares issued, reinvested and redeemed during the periods. Detail of this activity pertaining to Funds with two share classes is presented in the footnotes.


Financial Highlights  >

Present changes in net asset value per share as well as certain ratios and supplementary data for the five most recent reporting periods.

(GRAPHIC)

1 The table presents changes in the net asset value per share caused by the Fund's investment activities and distributions

2 Total return presents the historical return on an investment in the Fund throughout the period including changes in net asset value per share and reinvestment of dividends. The total return presented excludes sales charges.

3 Actual ratios of expenses and net investment income to average net assets during the period.

4 Hypothetical ratios of expenses and net investment income to average net assets during the period assuming no fee waivers or expense reimbursements had occurred.

5 Portfolio turnover presents the rate of investment activity. Higher turnover indicates more active investment purchases and sales.


The Notes to Financial Statements provide explanatory information to the financial statements. These include information on accounting methods used by the mutual Fund, contractual arrangements between the Fund and its service providers, certain transactions affecting the Fund, and other general information about the Fund.

THE VICTORY PORTFOLIOS                      Schedules of Investments
Value Fund                                            April 30, 2003
(Amounts in Thousands, Except Shares)                    (Unaudited)

                                           Shares or
                                           Principal
Security Description                        Amount       Value

Commercial Paper (2.1%)

General Electric Capital Corp.,
   1.37%, 5/1/03                          $  4,643    $  4,643

Total Commercial Paper (Cost $4,643)                     4,643

Common Stocks (96.1%)

Aerospace/Defense (2.8%):
Boeing Co.                                 138,200       3,770
Honeywell International, Inc.              102,590       2,421

                                                         6,191

Aluminum (1.0%):
Alcoa, Inc.                                100,000       2,293

Apparel/Footwear (1.1%):
Nike, Inc., Class B                         45,000       2,409

Automotive Parts (1.1%):
Genuine Parts Co.                           75,000       2,398

Banks (14.1%):
Bank of New York Co., Inc.                 190,000       5,026
Comerica, Inc.                             106,300       4,625
J.P. Morgan Chase & Co.                    240,000       7,043
North Fork Bancorporation, Inc.            100,000       3,236
SunTrust Banks, Inc.                       115,000       6,580
Wells Fargo Co.                             95,000       4,585

                                                        31,095

Building Materials (2.2%):
Masco Corp.                                233,400       4,918

Cable Television (2.7%):
Comcast Corp.,
   Class A Special Shares (b)               75,000       2,255
Hughes Electronics Corp. (b)               320,000       3,776

                                                         6,031

Computers & Peripherals (4.7%):
Cisco Systems, Inc. (b)                    396,900       5,969
Hewlett-Packard Co.                        276,000       4,499

                                                        10,468

Containers & Packaging (1.0%):
Sealed Air Corp. (b)                        50,000       2,143

Electrical Equipment (3.1%):
Emerson Electric Co.                       137,900       6,992

Electronic & Electrical -- General (3.5%):
General Electric Co.                       267,100       7,866

Entertainment (1.1%):
Walt Disney Co.                            125,000       2,333

Security Description                        Shares       Value

Financial Services (9.7%):
Citigroup, Inc.                            206,900    $  8,121
Fannie Mae                                 120,100       8,693
Federal Home Loan Mortgage Corp.            80,000       4,632

                                                        21,446

Food Processing & Packaging (2.0%):
General Mills, Inc.                        100,000       4,511

Insurance -- Multi-Line (10.3%):
ACE Ltd.                                   195,000       6,450
American International Group, Inc.         133,700       7,747
Lincoln National Corp.                     152,649       4,879
Safeco Corp.                               100,000       3,851

                                                        22,927

Insurance -- Property, Casualty,
   Health (1.1%):
Chubb Corp.                                 45,200       2,391

Newspapers (2.6%):
Tribune Co.                                120,000       5,878

Oil & Gas Exploration,
   Production & Services (2.1%):
Devon Energy Corp.                         100,000       4,725

Oil-Integrated Companies (6.8%):
BP PLC, ADR                                 56,000       2,158
ChevronTexaco Corp.                        119,000       7,475
ConocoPhillips                             107,891       5,427

                                                        15,060

Oilfield Services & Equipment (1.2%):
Schlumberger Ltd.                           61,900       2,595

Pharmaceuticals (6.6%):
Pfizer, Inc.                               301,790       9,280
Wyeth                                      123,600       5,380

                                                        14,660

Retail -- Specialty Stores (2.3%):
Home Depot, Inc.                           184,500       5,190

Semiconductors (1.6%):
Intel Corp.                                188,800       3,474

Software & Computer Services (1.5%):
Automatic Data Processing, Inc.            100,000       3,363

Telecommunications -- Cellular (1.7%):
AT&T Wireless Services, Inc. (b)           600,000       3,876

Transportation Services (2.8%):
FedEx Corp.                                105,000       6,287

Utilities -- Electric (1.6%):
Entergy Corp.                               75,000       3,496

                      See notes to financial statements.

THE VICTORY PORTFOLIOS          Schedules of Investments--continued
Value Fund                                           April 30, 2003
(Amounts in Thousands, Except Shares)                   (Unaudited)

Security Description                        Shares       Value

Utilities -- Telecommunications (3.8%):
BellSouth Corp.                            135,000    $  3,441
Verizon Communications                     131,506       4,916

                                                         8,357

Total Common Stocks (Cost $196,666)                    213,373

Total Investments (Cost $201,309) (a) -- 98.2%         218,016

Other assets in excess of liabilities -- 1.8%            3,992

NET ASSETS -- 100.0%                                  $222,008

(a) Cost for federal income tax purposes differs from values by net unrealized appreciation as follows (amounts in thousands):

    Unrealized appreciation                           $24,740
    Unrealized depreciation                            (8,033)

    Net unrealized appreciation                       $16,707

(b) Non-income producing securities.

ADR -- American Depositary Receipts

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments
Diversified Stock Fund                              April 30, 2003
(Amounts in Thousands, Except Shares)                  (Unaudited)

                                           Shares or
                                           Principal
Security Description                        Amount       Value

Commercial Paper (2.1%)

General Electric Capital Corp.,
   1.37%, 5/1/03                        $   20,244    $ 20,244

Total Commercial Paper (Cost $20,244)                   20,244

Common Stocks (95.6%)

Aerospace/Defense (0.9%):
Boeing Co.                                 320,000       8,730

Aluminum (3.1%):
Alcoa, Inc.                              1,319,032      30,245

Banks (7.9%):
FleetBoston Financial Corp.              1,010,000      26,785
Mellon Financial Corp.                     650,000      17,193
PNC Financial Services Group, Inc.         770,000      33,802

                                                        77,780

Beverages (1.3%):
Anheuser-Busch Cos., Inc.                  250,000      12,470

Biotechnology (2.1%):
Amgen, Inc. (b)                            175,000      10,729
Genentech, Inc. (b)                        240,000       9,118

                                                        19,847

Computers & Peripherals (6.0%):
Cisco Systems, Inc. (b)                    150,000       2,256
Dell Computer Corp. (b)                    675,000      19,515
Hewlett-Packard Co.                        801,000      13,056
International Business Machines Corp.      115,400       9,797
Unisys Corp. (b)                         1,380,000      14,352

                                                        58,976

Consulting Services (1.0%):
BearingPoint, Inc. (b)                   1,170,000       9,559

Cosmetics & Toiletries (3.7%):
Kimberly-Clark Corp.                       710,000      35,337

Electrical Equipment (1.8%):
Emerson Electric Co.                       338,500      17,162

Electronic & Electrical --
   General (4.9%):
General Electric Co.                     1,600,000      47,120

Electronics (0.7%):
Thermo Electron Corp. (b)                  360,000       6,541

Entertainment (3.4%):
Walt Disney Co.                          1,750,000      32,655

Financial Services (2.0%):
Franklin Resources, Inc.                   145,000       5,058
MBNA Corp.                                 750,000      14,175

                                                        19,233

Forest Products --
   Lumber & Paper (1.3%):
International Paper Co.                    350,000      12,513

Health Care (2.4%):
Medtronic, Inc.                            485,000      23,154

Security Description                        Shares       Value

Heavy Machinery (0.8%):
Caterpillar, Inc.                          150,000    $  7,890

Insurance -- Multi-Line (4.5%):
American International Group, Inc.         745,609      43,208

Insurance -- Property,
   Casualty, Health (0.5%):
St. Paul Cos., Inc.                        150,000       5,151

Internet Business Services (2.2%):
eBay, Inc. (b)                             225,000      20,873

Manufacturing -- Miscellaneous (3.6%):
3M Co.                                     160,000      20,167
Pentair, Inc.                              385,297      14,849

                                                        35,016

Media (2.5%):
Viacom, Inc., Class B (b)                  550,000      23,876

Medical Supplies (2.0%):
Baxter International, Inc.                 850,000      19,550

Office Equipment & Supplies
   (Non-Computer Related) (0.8%):
Staples, Inc. (b)                          430,000       8,187

Oil & Gas Exploration,
   Production & Services (1.0%):
Transocean, Inc.                           505,000       9,620

Oil-Integrated Companies (3.7%):
BP PLC, ADR                                920,000      35,457

Oilfield Services & Equipment (1.6%):
Schlumberger Ltd.                          375,000      15,724

Pharmaceuticals (7.5%):
Abbott Laboratories                        520,000      21,128
Bristol-Myers Squibb Co.                 1,465,000      37,415
Eli Lilly & Co.                            160,000      10,211
Merck & Co., Inc.                           90,000       5,236

                                                        73,990

Railroads (3.0%):
Norfolk Southern Corp.                   1,355,000      28,740

Retail -- Specialty Stores (4.9%):
Home Depot, Inc.                           770,000      21,660
Tiffany & Co.                              945,000      26,214

                                                        47,874

Semiconductors (5.5%):
Intel Corp.                              2,000,000      36,800
LSI Logic Corp. (b)                      2,600,600      13,939
Texas Instruments, Inc.                    125,000       2,311

                                                        53,050

Software & Computer Services (4.7%):
BMC Software, Inc. (b)                     905,001      13,503
Microsoft Corp.                          1,240,400      31,717

                                                        45,220

                      See notes to financial statements.

THE VICTORY PORTFOLIOS          Schedules of Investments--continued
Diversified Stock Fund                               April 30, 2003
(Amounts in Thousands, Except Shares)                   (Unaudited)

Security Description                        Shares       Value

Utilities -- Electric (2.5%):
American Electric Power Co.                655,000    $ 17,279
Duke Energy Corp.                          400,000       7,036

                                                        24,315

Utilities -- Telecommunications (1.8%):
SBC Communications, Inc.                    80,000       1,869
Verizon Communications                     405,000      15,139

                                                        17,008

Total Common Stocks (Cost $946,603)                    926,071

Depositary Receipts (1.5%)

Biotech Holders Trust                      140,000      14,238

Total Depositary Receipts (Cost $13,321)                14,238

Total Investments (Cost $980,168) (a) -- 99.2%         960,553

Other assets in excess of liabilities -- 0.8%            7,446

NET ASSETS -- 100.0%                                  $967,999

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $ 75,239
    Unrealized depreciation                            (94,854)

    Net unrealized depreciation                       $(19,615)

(b) Non-income producing securities.

ADR -- American Depositary Receipts

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments
Stock Index Fund                                     April 30, 2003
(Amounts in Thousands, Except Shares)                   (Unaudited)

                                           Shares or
                                           Principal
Security Description                        Amount       Value

Commercial Paper (14.9%)

General Electric Capital Corp.,
   1.37%, 5/1/03                          $ 14,844     $14,844

Total Commercial Paper (Cost $14,844)                   14,844

Common Stocks (82.8%)

Advertising (0.2%):
Interpublic Group of Cos., Inc.              3,771          43
Omnicom Group, Inc.                          1,839         114

                                                           157

Aerospace/Defense (1.4%):
B.F. Goodrich Co.                            1,149          16
Boeing Co.                                   8,218         224
General Dynamics Corp.                       1,965         122
Honeywell International, Inc.                8,367         197
Lockheed Martin Corp.                        4,457         223
Northrop Grumman Corp.                       1,785         157
Raytheon Co., Class B                        3,969         119
Rockwell Collins, Inc.                       1,756          38
United Technologies Corp.                    4,600         285

                                                         1,381

Airlines (0.1%):
Delta Air Lines, Inc.                        1,206          15
Southwest Airlines Co.                       7,576         121

                                                           136

Aluminum (0.2%):
Alcoa, Inc.                                  8,263         189

Apparel (0.1%):
Jones Apparel Group, Inc. (b)                1,260          36
Liz Claiborne, Inc.                          1,045          34
VF Corp.                                     1,063          42

                                                           112

Apparel/Footwear (0.2%):
Nike, Inc., Class B                          2,586         139
Reebok International Ltd. (b)                  586          18

                                                           157

Automotive (0.5%):
AutoNation, Inc. (b)                         2,835          39
Ford Motor Co.                              17,947         185
General Motors Corp.                         5,481         197
Navistar International Corp. (b)               667          19
PACCAR, Inc.                                 1,133          66

                                                           506

Automotive Parts (0.2%):
Dana Corp.                                   1,453          13
Delphi Automotive Systems Corp.              5,472          46
Eaton Corp.                                    689          56
Genuine Parts Co.                            1,708          55
Visteon Corp.                                1,262           9

                                                           179

Security Description                        Shares       Value

Banks (6.3%):
AmSouth Bankcorp                             3,476     $    73
Bank of America Corp.                       14,693       1,088
Bank of New York Co., Inc.                   7,494         198
Bank One Corp.                              11,384         410
BB & T Corp.                                 4,606         150
Comerica, Inc.                               1,709          74
Fifth Third Bancorp                          5,651         279
First Tennessee National Corp.               1,228          54
FleetBoston Financial Corp.                 10,265         272
Huntington Bancshares, Inc.                  2,304          45
J.P. Morgan Chase & Co.                     19,525         573
KeyCorp (d)                                  4,155         100
Marshall & Ilsley Corp.                      2,135          63
Mellon Financial Corp.                       4,215         111
National City Corp.                          5,980         179
North Fork Bancorporation, Inc.              1,579          51
Northern Trust Corp.                         2,161          76
PNC Financial Services Group, Inc.           2,777         122
Regions Financial Corp.                      2,163          73
SouthTrust Corp.                             3,379          91
State Street Corp.                           3,248         114
SunTrust Banks, Inc.                         2,762         158
Synovus Financial Corp.                      2,979          58
U.S. Bancorp                                18,734         415
Union Planters Corp.                         1,938          55
Wachovia Corp.                              13,304         508
Wells Fargo Co.                             16,546         799
Zions Bancorporation                           889          44

                                                         6,233

Beverages (2.3%):
Anheuser-Busch Cos., Inc.                    8,371         418
Brown-Forman Corp., Class B                    590          45
Coca Cola Enterprises, Inc.                  4,395          86
Coca-Cola Co.                               24,245         979
Coors (Adolph) Co.                             355          19
Pepsi Bottling Group, Inc.                   2,743          56
PepsiCo, Inc.                               16,890         731

                                                         2,334

Biotechnology (1.1%):
Amgen, Inc. (b)                             12,587         771
Biogen, Inc. (b)                             1,458          55
Chiron Corp. (b)                             1,829          75
Genzyme Corp. (b)                            2,098          85
MedImmune, Inc. (b)                          2,460          87

                                                         1,073

Brokerage Services (1.1%):
Charles Schwab Corp.                        13,141         113
Lehman Brothers Holdings, Inc.               2,372         149
Merrill Lynch & Co., Inc.                    8,454         347
Morgan Stanley Dean Witter & Co.            10,594         475

                                                         1,084

                      See notes to financial statements.

THE VICTORY PORTFOLIOS            Schedules of Investments--continued
Stock Index Fund                                       April 30, 2003
(Amounts in Thousands, Except Shares)                     (Unaudited)

Security Description                        Shares       Value

Building Materials (0.3%):
American Standard Cos., Inc. (b)               709     $    50
Centex Corp.                                   604          40
KB Home                                        468          23
Masco Corp.                                  4,812         102
Vulcan Materials Co.                           993          35

                                                           250

Chemicals -- General (1.2%):
Air Products & Chemicals, Inc.               2,222          96
Ashland, Inc.                                  667          20
Dow Chemical Co.                             8,910         291
E.I. Du Pont de Nemours                      9,728         413
Eastman Chemical Co.                           756          23
Englehard Corp.                              1,250          31
Great Lakes Chemical Corp.                     491          12
Hercules, Inc. (b)                           1,068          11
Monsanto Co.                                 2,557          44
PPG Industries, Inc.                         1,658          80
Praxair, Inc.                                1,582          92
Rohm & Haas Co.                              2,162          72
Sigma-Aldrich Corp.                            701          35

                                                         1,220

Commercial Services (0.6%):
Cendant Corp. (b)                           10,074         143
Cintas Corp.                                 1,665          60
Concord EFS, Inc. (b)                        4,975          69
Convergys Corp. (b)                          1,697          28
Ecolab, Inc.                                 1,273          65
Moody's, Corp.                               1,478          71
Paychex, Inc.                                3,680         115
Quintiles Transnational Corp. (b)            1,154          16

                                                           567

Computers & Peripherals (4.4%):
Apple Computer, Inc. (b)                     3,525          50
Cisco Systems, Inc. (b)                     69,552       1,046
Computer Sciences Corp. (b)                  1,831          60
Dell Computer Corp. (b)                     25,224         729
Electronic Data Systems Corp.                4,659          85
EMC Corp. (b)                               21,513         196
Gateway, Inc. (b)                            3,169           9
Hewlett-Packard Co.                         29,852         487
International Business Machines Corp.       16,529       1,403
Lexmark International Group, Inc. (b)        1,232          92
NCR Corp. (b)                                  954          21
Network Appliance, Inc. (b)                  3,319          44
Sun Microsystems, Inc. (b)                  31,245         103
Symbol Technologies, Inc.                    2,255          25
Unisys Corp. (b)                             3,190          33

                                                         4,383

Construction (0.0%):
Fluor Corp.                                    786          27

Consumer Products (1.7%):
American Greetings Corp., Class A (b)          644     $     9
Clorox Co.                                   2,152          97
Colgate-Palmolive Co.                        5,264         301
Fortune Brands, Inc.                         1,460          71
Newell Rubbermaid, Inc.                      2,615          80
Procter & Gamble Co.                        12,644       1,136
Tupperware Corp.                               570           8

                                                         1,702

Containers & Packaging (0.1%):
Ball Corp.                                     556          31
Bemis, Inc.                                    518          24
Pactiv Corp. (b)                             1,550          32
Sealed Air Corp. (b)                           821          35

                                                           122

Cosmetics & Toiletries (0.8%):
Alberto Culver Co.                             571          28
Avon Products, Inc.                          2,302         134
Gillette Co.                                10,212         312
International Flavor & Fragance, Inc.          923          29
Kimberly-Clark Corp.                         5,030         250

                                                           753

Distribution/Wholesale (0.2%):
Costco Wholesale Corp. (b)                   4,458         154

E-Commerce and Services (0.0%):
TMP Worldwide, Inc. (b)                      1,087          18

Electrical Equipment (0.3%):
Emerson Electric Co.                         4,116         209
W.W. Grainger, Inc.                            894          41

                                                           250

Electronic & Electrical -- General (2.9%):
General Electric Co.                        97,319       2,866

Electronics (0.4%):
American Power Conversion Corp. (b)          1,918          30
Applied Biosystems Group                     2,048          36
JDS Uniphase Corp. (b)                      13,842          45
Johnson Controls, Inc.                         870          71
Millipore Corp. (b)                            473          16
Molex, Inc.                                  1,876          44
Parker-Hannifin Corp.                        1,155          47
PerkinElmer, Inc.                            1,236          12
Power-One, Inc. (b)                            782           5
Sanmina Corp. (b)                            4,981          24
Solectron Corp. (b)                          8,080          26
Tektronix, Inc. (b)                            850          16
Thermo Electron Corp. (b)                    1,599          29
Thomas & Betts Corp. (b)                       570           9

                                                           410

Entertainment (0.5%):
Brunswick Corp.                                882          19
International Game Technology (b)              831          72
Walt Disney Co.                             19,974         373

                                                           464

                      See notes to financial statements.

THE VICTORY PORTFOLIOS         Schedules of Investments--continued
Stock Index Fund                                    April 30, 2003
(Amounts in Thousands, Except Shares)                  (Unaudited)

Security Description                        Shares       Value

Environmental Control (0.1%):
Allied Waste Industries, Inc. (b)            2,043     $    17
Waste Management, Inc.                       5,819         126

                                                           143

Financial & Insurance (0.1%):
AMBAC Financial Group, Inc.                  1,036          60
MBIA, Inc.                                   1,419          64

                                                           124

Financial Services (5.0%):
American Express Co.                        12,854         487
Bear Stearns Cos., Inc.                        971          65
Capital One Financial Corp.                  2,170          91
Citigroup, Inc.                             50,275       1,972
Countrywide Credit Industries, Inc.          1,236          84
Deluxe Corp.                                   559          25
Equifax, Inc.                                1,391          32
Fannie Mae                                   9,731         704
Federal Home Loan Mortgage Corp.             6,804         394
Federated Investors, Inc., Class B           1,075          29
Franklin Resources, Inc.                     2,517          88
Goldman Sachs Group, Inc.                    4,616         350
H&R Block, Inc.                              1,747          67
Janus Capital Group, Inc.                    2,176          30
MBNA Corp.                                  12,495         236
Providian Financial Corp. (b)                2,827          21
SLM Corp.                                    1,502         168
T. Rowe Price Group, Inc.                    1,196          37

                                                         4,880

Food Distributors, Supermarkets
   & Wholesalers (0.5%):
Albertsons, Inc.                             3,708          74
Kroger Co. (b)                               7,464         107
Safeway, Inc. (b)                            4,314          72
SUPERVALU, Inc.                              1,307          22
Sysco Corp.                                  6,393         183
Winn-Dixie Stores, Inc.                      1,377          17

                                                           475

Food Processing & Packaging (1.0%):
Archer Daniels Midland Co.                   6,314          70
Campbell Soup Co.                            4,014          88
ConAgra, Inc.                                5,251         110
General Mills, Inc.                          3,606         163
H.J. Heinz Co.                               3,436         103
Hershey Foods Corp.                          1,331          87
Kellogg Co.                                  3,993         131
McCormick & Co., Inc.                        1,370          34
Sara Lee Corp.                               7,655         128
Wm. Wrigley Jr. Co.                          2,202         125

                                                         1,039

Forest Products --
   Lumber & Paper (0.4%):
Boise Cascade Corp.                            570          13
Georgia Pacific Corp.                        2,446          38
International Paper Co.                      4,683         168
Louisiana Pacific Corp. (b)                  1,023           8
MeadWestvaco Corp.                           1,957     $    46
Temple-Inland, Inc.                            525          24
Weyerhauser Co.                              2,141         106

                                                           403

Health Care (1.1%):
Anthem, Inc. (b)                             1,383          95
HCA, Inc.                                    5,019         161
Health Management Associates, Inc.,
   Class A                                   2,334          40
Humana, Inc. (b)                             1,587          18
Manor Care, Inc. (b)                           942          18
McKesson HBOC, Inc.                          2,845          79
Medtronic, Inc.                             11,927         570
Wellpoint Health Networks, Inc. (b)          1,455         110

                                                         1,091

Heavy Machinery (0.4%):
Caterpillar, Inc.                            3,366         177
Deere & Co.                                  2,340         103
Ingersoll-Rand Co.                           1,656          73
McDermott International, Inc. (b)              624           2

                                                           355

Homebuilders (0.0%):
Pulte Homes, Inc.                              599          35

Hotels & Motels (0.2%):
Hilton Hotels Corp.                          3,680          49
Marriott International, Inc., Class A        2,287          83
Starwood Hotels & Resorts
   Worldwide, Inc.                           1,953          52

                                                           184
Household Goods -- Appliances,
   Furnishings & Electronics (0.1%):
Leggett & Platt, Inc.                        1,903          39
Maytag Corp.                                   763          16
Whirlpool Corp.                                667          36

                                                            91

Instruments -- Scientific (0.0%):
Waters Corp. (b)                             1,263          30

Insurance -- Multi-Line (3.8%):
ACE Ltd.                                     2,569          85
Aetna, Inc.                                  1,472          73
Aflac, Inc.                                  5,048         165
Allstate Corp.                               6,875         261
American International Group, Inc.          25,511       1,479
Aon Corp.                                    3,029          67
CIGNA Corp.                                  1,365          71
Cincinnati Financial Corp.                   1,579          58
Hartford Financial Services Group, Inc.      2,498         102
Jefferson-Pilot Corp.                        1,403          56
John Hancock Financial Services, Inc.        2,818          82
Lincoln National Corp.                       1,732          55
Loews Corp.                                  1,814          75
Marsh & McLennan Cos., Inc.                  5,252         250
MetLife, Inc.                                6,849         197
MGIC Investment Corp.                          983          45

                      See notes to financial statements.

THE VICTORY PORTFOLIOS            Schedules of Investments--continued
Stock Index Fund                                       April 30, 2003
(Amounts in Thousands, Except Shares)                     (Unaudited)

Security Description                        Shares       Value

Principal Financial Group                    3,132     $    91
Progressive Corp.                            2,130         145
Prudential Financial, Inc.                   5,537         177
Safeco Corp.                                 1,352          52
Torchmark Corp.                              1,158          45
UnumProvident Corp.                          2,362          27
XL Capital Ltd.                              1,328         109

                                                         3,767

Insurance -- Property, Casualty,
   Health (0.3%):
Chubb Corp.                                  1,673          88
St. Paul Cos., Inc.                          2,215          76
Travelers Property & Casualty Corp.,
   Class B                                   9,839         160

                                                           324

Internet Business Services (0.3%):
eBay, Inc. (b)                               3,019         280
Symantec Corp. (b)                           1,435          63

                                                           343

Internet Service Provider (0.1%):
Yahoo, Inc. (b)                              5,779         143

Leisure -- Recreation, Gaming (0.2%):
Carnival Corp.                               6,150         170
Harrah's Entertainment, Inc. (b)             1,093          43

                                                           213

Machine -- Diversified (0.1%):
Cummins Engine, Inc.                           406          11
Dover Corp.                                  1,979          57
Rockwell International Corp.                 1,816          41

                                                           109

Manufacturing -- Capital Goods (0.2%):
Cooper Industries Ltd.                         912          34
Illinois Tool Works, Inc.                    3,006         192

                                                           226

Manufacturing -- Miscellaneous (1.1%):
3M Co.                                       3,816         481
Corning, Inc. (b)                           11,723          64
Crane Co.                                      582          11
Danaher Corp.                                1,491         103
ITT Industries, Inc.                           898          52
Pall Corp.                                   1,203          25
Textron, Inc.                                1,330          39
Tyco International Ltd.                     19,521         305

                                                         1,080

Media (1.4%):
AOL Time Warner, Inc. (b)                   43,717         598
Univision Communications, Inc. (b)           2,241          68
Viacom, Inc., Class B (b)                   17,223         748

                                                         1,414

Medical Services (0.4%):
Quest Diagnostics, Inc. (b)                  1,029     $    61
Tenet Healthcare Corp. (b)                   4,633          69
UnitedHealth Group, Inc.                     2,977         275

                                                           405

Medical Supplies (0.9%):
Bausch & Lomb, Inc.                            522          18
Baxter International, Inc.                   5,802         133
Becton Dickinson & Co.                       2,491          88
Biomet, Inc.                                 2,533          77
Boston Scientific Corp. (b)                  3,989         173
C.R. Bard, Inc.                                505          32
Guidant Corp. (b)                            3,001         117
St. Jude Medical, Inc. (b)                   1,736          91
Stryker Corp.                                1,936         130
Zimmer Holdings, Inc. (b)                    1,907          89

                                                           948

Medical -- Information Systems (0.0%):
IMS Health, Inc.                             2,390          37

Metals -- Fabrication (0.0%):
Worthington Industries, Inc.                   840          11

Mining (0.1%):
Newmont Mining Corp.                         3,929         106

Motorcycles (0.1%):
Harley-Davidson, Inc.                        2,960         132

Newspapers (0.5%):
Gannett Co., Inc.                            2,614         197
Knight-Ridder, Inc.                            798          52
New York Times Co., Class A                  1,480          69
Tribune Co.                                  2,981         146

                                                           464

Office Equipment & Supplies
   (Non-Computer Related) (0.3%):
Avery Dennison Corp.                         1,074          57
Office Depot, Inc. (b)                       3,018          38
Pitney Bowes, Inc.                           2,313          81
Staples, Inc. (b)                            4,629          88
Xerox Corp. (b)                              7,191          71

                                                           335

Oil & Gas Exploration,
   Production & Services (0.9%):
Amerada Hess Corp.                             872          39
Anadarko Petroleum Corp.                     2,431         109
Apache Corp.                                 1,563          89
BJ Services Co. (b)                          1,543          56
Burlington Resource, Inc.                    1,969          91
Devon Energy Corp.                           2,252         106
EOG Resources, Inc.                          1,130          42
Kerr-McGee Corp.                               982          41
Nabors Industries Ltd. (b)                   1,416          56

                      See notes to financial statements.

THE VICTORY PORTFOLIOS         Schedules of Investments--continued
Stock Index Fund                                    April 30, 2003
(Amounts in Thousands, Except Shares)                  (Unaudited)

Security Description                        Shares       Value

Noble Corp. (b)                              1,309     $    41
Occidental Petroleum Corp.                   3,696         111
Rowan Cos., Inc.                               915          19
Transocean, Inc.                             3,122          59

                                                           859

Oil-Integrated Companies (3.5%):
ChevronTexaco Corp.                         10,446         656
ConocoPhillips                               6,619         333
Exxon Mobil Corp.                           65,807       2,316
Marathon Oil Corp.                           3,053          70
Sunoco, Inc.                                   746          28
Unocal Corp.                                 2,522          70

                                                         3,473

Oilfield Services & Equipment (0.4%):
Baker Hughes, Inc.                           3,295          92
Halliburton Co.                              4,268          91
Schlumberger Ltd.                            5,694         239

                                                           422

Paint, Varnishes, Enamels (0.0%):
Sherwin-Williams Co.                         1,466          41

Pharmaceuticals (8.7%):
Abbott Laboratories                         15,290         621
Allergan, Inc.                               1,266          89
AmerisourceBergen Corp.                      1,078          62
Bristol-Myers Squibb Co.                    18,944         484
Cardinal Health, Inc.                        4,422         244
Eli Lilly & Co.                             10,986         701
Forest Laboratories, Inc. (b)                3,550         184
Johnson & Johnson                           29,053       1,637
King Pharmaceuticals, Inc. (b)               2,354          30
Merck & Co., Inc.                           21,961       1,278
Pfizer, Inc.                                77,967       2,397
Schering-Plough Corp.                       14,343         260
Watson Pharmaceuticals, Inc. (b)             1,046          30
Wyeth                                       12,965         564

                                                         8,581

Photography (0.1%):
Eastman Kodak Co.                            2,853          85

Pipelines (0.1%):
El Paso Corp.                                5,858          44
Kinder Morgan, Inc.                          1,192          56
Williams Cos., Inc.                          5,053          35

                                                           135

Primary Metal & Mineral
   Production (0.1%):
Freeport-McMoRan Copper & Gold, Inc.,
   Class B                                   1,417          25
Phelps Dodge Corp. (b)                         869          27

                                                            52

Publishing (0.2%):
Dow Jones & Co., Inc.                          801     $    32
McGraw-Hill Cos., Inc.                       1,895         111
Meredith Corp.                                 487          21
R.R. Donnelley & Sons Co.                    1,108          22

                                                           186

Radio & Television (1.0%):
Clear Channel Communications, Inc. (b)       5,992         234
Comcast Corp.,
   Class A Special Shares (b)               22,572         721

                                                           955
Railroads (0.4%):
Burlington Northern/Santa Fe, Inc.           3,666         103
CSX Corp.                                    2,100          67
Norfolk Southern Corp.                       3,805          81
Union Pacific Corp.                          2,482         148

                                                           399

Real Estate Investment Trusts (0.3%):
Apartment Investment & Management Co.,
   Class A                                     917          35
Equity Office Properties Trust               4,026         104
Equity Residential Properties Trust          2,649          69
Plum Creek Timber Co., Inc.                  1,808          42
Simon Property Group, Inc.                   1,804          66

                                                           316

Restaurants (0.4%):
Darden Restaurants, Inc.                     1,672          29
McDonald's Corp.                            12,414         213
Starbucks Corp. (b)                          3,791          89
Wendy's International, Inc.                  1,129          33
Yum! Brands, Inc. (b)                        2,890          71

                                                           435

Retail (2.9%):
Best Buy Co., Inc. (b)                       3,146         109
Dollar General Corp.                         3,260          47
Target Corp.                                 8,888         297
Wal-Mart Stores, Inc.                       43,168       2,432

                                                         2,885

Retail -- Discount (0.1%):
Big Lots, Inc. (b)                           1,136          14
Family Dollar Stores, Inc.                   1,682          58

                                                            72

Retail -- Department Stores (0.5%):
Dillard's, Inc., Class A                       828          12
Federated Department Stores, Inc. (b)        1,860          57
J.C. Penney Co., Inc.                        2,624          45
Kohls Corp. (b)                              3,298         186
May Department Stores Co.                    2,819          61
Nordstrom, Inc.                              1,325          23
Sears, Roebuck & Co.                         3,093          88

                                                           472

                      See notes to financial statements.

THE VICTORY PORTFOLIOS           Schedules of Investments--continued
Stock Index Fund                                      April 30, 2003
(Amounts in Thousands, Except Shares)                    (Unaudited)

Security Description                        Shares       Value

Retail -- Drug Stores (0.4%):
CVS Corp.                                    3,843     $    93
Walgreen Co.                                10,023         309

                                                           402

Retail -- Specialty Stores (1.6%):
AutoZone, Inc. (b)                             953          77
Bed Bath & Beyond, Inc. (b)                  2,876         114
Circuit City Stores, Inc.                    2,059          12
Gap, Inc.                                    8,644         144
Home Depot, Inc.                            22,745         640
Limited, Inc.                                5,116          74
Lowe's Cos., Inc.                            7,637         335
Radioshack Corp.                             1,647          39
Tiffany & Co.                                1,420          39
TJX Cos., Inc.                               5,138          99
Toys "R" Us, Inc. (b)                        2,078          21

                                                         1,594

Rubber & Rubber Products (0.0%):
Cooper Tire & Rubber Co.                       719          10
Goodyear Tire & Rubber Co.                   1,714          10

                                                            20

Savings & Loans (0.5%):
Charter One Financial, Inc.                  2,210          64
Golden West Financial Corp.                  1,501         113
Washington Mutual, Inc.                      9,258         366

                                                           543

Schools & Educational Services (0.1%):
Apollo Group, Inc. (b)                       1,705          92

Semiconductors (2.6%):
Advanced Micro Devices, Inc. (b)             3,359          25
Altera Corp. (b)                             3,741          59
Analog Devices, Inc. (b)                     3,562         118
Applied Materials, Inc. (b)                 16,140         236
Applied Micro Circuits Corp. (b)             2,970          13
Broadcom Corp. (b)                           2,698          48
Intel Corp.                                 64,791       1,193
KLA-Tencor Corp. (b)                         1,860          76
Linear Technology Corp.                      3,060         105
LSI Logic Corp. (b)                          3,637          19
Maxim Integrated Products, Inc.              3,160         124
Micron Technology, Inc. (b)                  5,942          51
National Semiconductor Corp. (b)             1,777          33
Novellus Systems, Inc. (b)                   1,463          41
NVIDIA Corp. (b)                             1,542          22
PMC-Sierra, Inc. (b)                         1,638          14
QLogic Corp. (b)                               918          40
Teradyne, Inc. (b)                           1,790          21
Texas Instruments, Inc.                     16,929         314
Xilinx, Inc. (b)                             3,300          89

                                                         2,641

Software & Computer Services (4.5%):
Adobe Systems, Inc.                          2,260     $    78
Autodesk, Inc.                               1,109          17
Automatic Data Processing, Inc.              5,864         197
BMC Software, Inc. (b)                       2,282          34
Citrix Systems, Inc. (b)                     1,673          32
Computer Associates International, Inc.      5,621          91
Compuware Corp. (b)                          3,697          16
Electronic Arts, Inc. (b)                    1,400          83
First Data Corp.                             7,356         289
Fiserv, Inc. (b)                             1,871          55
Intuit, Inc. (b)                             2,012          78
Mercury Interactive Corp. (b)                  826          28
Microsoft Corp.                            104,657       2,676
Novell, Inc. (b)                             3,601          10
Oracle Corp. (b)                            51,531         612
Parametric Technology Corp. (b)              2,568           8
Peoplesoft, Inc. (b)                         3,061          46
Siebel Systems, Inc. (b)                     4,739          41
SunGard Data Systems, Inc. (b)               2,769          60
VERITAS Software Corp. (b)                   4,025          89

                                                         4,540

Staffing (0.0%):
Robert Half International, Inc. (b)          1,695          28

Steel (0.0%):
Allegheny Technologies, Inc.                   789           3
Nucor Corp.                                    765          32
United States Steel Corp.                    1,000          14

                                                            49

Telecommunications (0.2%):
AT&T Corp.                                   7,534         128
Citizens Communications Co. (b)              2,760          30
Qwest Communications International,
   Inc. (b)                                 16,580          63

                                                           221

Telecommunications -- Cellular (0.2%):
AT&T Wireless Services, Inc. (b)            26,494         171
Sprint PCS Group (b)                         9,771          34

                                                           205

Telecommunications -- Equipment (0.7%):
ADC Telecommunications, Inc. (b)             7,841          19
Agilent Technologies, Inc. (b)               4,567          73
Andrew Corp. (b)                               962           7
Avaya, Inc. (b)                              3,645          14
Comverse Technology, Inc. (b)                1,836          24
Jabil Circuit, Inc. (b)                      1,938          36
Lucent Technologies, Inc. (b)               38,250          69
Motorola, Inc.                              22,503         178
QUALCOMM, Inc.                               7,715         247
Scientific-Atlanta, Inc.                     1,495          24
Tellabs, Inc. (b)                            4,029          25

                                                           716

                      See notes to financial statements.

THE VICTORY PORTFOLIOS            Schedules of Investments--continued
Stock Index Fund                                       April 30, 2003
(Amounts in Thousands, Except Shares)                     (Unaudited)

Security Description                        Shares       Value

Telecommunications
   Services & Equipment (0.0%):
CIENA Corp. (b)                              4,239     $    21

Tobacco & Tobacco Products (0.7%):
Altria Group, Inc.                          20,231         623
R.J. Reynolds Tobacco Holdings, Inc.           830          23
UST, Inc.                                    1,641          51

                                                           697

Tools & Hardware Manufacturing (0.1%):
Black & Decker Corp.                           769          31
Snap-on, Inc.                                  569          17
Stanley Works                                  863          21

                                                            69

Toys (0.1%):
Hasbro, Inc.                                 1,694          27
Mattel, Inc.                                 4,276          93

                                                           120

Transportation Services (0.9%):
FedEx Corp.                                  2,919         175
United Parcel Service, Inc.                 10,991         683

                                                           858

Travel Services (0.0%):
Sabre Holdings Corp.                         1,395          29

Trucking & Leasing (0.0%):
Ryder Systems, Inc.                            611          15

Utilities -- Electric (2.1%):
AES Corp. (b)                                5,318          32
Allegheny Energy, Inc.                       1,229          10
Ameren Corp.                                 1,556          64
American Electric Power Co.                  3,803         100
Calpine Corp. (b)                            3,697          20
CenterPoint Energy, Inc.                     2,976          24
Cinergy Corp.                                1,646          56
CMS Energy Corp.                             1,409           9
Consolidated Edison Co.
   of New York, Inc.                         2,089          81
Constellation Energy Group, Inc.             1,611          47
Detroit Edison Co.                           1,638          66
Dominion Resources, Inc.                     3,005         178
Duke Energy Corp.                            8,720         153
Dynergy, Inc.                                3,632          16
Edison International (b)                     3,186          46
Entergy Corp.                                2,171         101
Exelon Corp.                                 3,159         168
FirstEnergy Corp.                            2,911          98
FPL Group, Inc.                              1,785         109
Mirant Corp. (b)                             3,950          13
NiSource, Inc.                               2,434          46
PG&E Corp. (b)                               3,986          60
Pinnacle West Capital Corp.                    884          29
PPL Corp.                                    1,608          58
Progress Energy, Inc.                        2,320          97
Public Service Enterprise Group              2,175          84

                                            Shares or
                                            Principal
Security Description                        Amount       Value

Southern Co.                                 6,978    $    202
TECO Energy, Inc.                            1,718          19
TXU Corp.                                    3,150          63
Xcel Energy, Inc.                            3,899          53

                                                         2,102

Utilities -- Natural Gas (0.1%):
KeySpan Corp.                                1,530          52
NICOR, Inc.                                    430          13
Peoples Energy Corp.                           349          14
Sempra Energy                                2,015          53

                                                           132

Utilities -- Telecommunications (2.5%):
Alltel Corp.                                 3,042         143
BellSouth Corp.                             18,200         464
CenturyTel, Inc.                             1,395          41
SBC Communications, Inc.                    32,471         759
Sprint FON Group                             8,749         101
Verizon Communications                      26,755         999

                                                         2,507

Wireless Communications (0.1%):
Nextel Communications, Inc.,
   Class A (b)                              10,044         149

Total Common Stocks (Cost $46,428)                      82,752

U.S. Treasury Bills (2.2%)

1.13%, 6/19/03 (c)                        $  2,200       2,197

Total U.S. Treasury Bills (Cost $2,197)                  2,197

Total Investments (Cost $63,469) (a) -- 99.9%           99,793

Other assets in excess of liabilities -- 0.1%               70

NET ASSETS -- 100.0%                                   $99,863

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $40,922
    Unrealized depreciation                            (4,598)

    Net unrealized appreciation                       $36,324

(b) Non-income producing securities.

(c) Serves as collateral for futures contracts.

(d) Investment in affiliate.


                                           Number of
                                           Contracts    Value
Futures Contracts
S & P 500 Index,
   face amount $15,093,
   expiring June 20, 2003                       74     $16,948

Total Futures (Cost $15,093)                           $16,948


                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments
Growth Fund                                           April 30, 2003
(Amounts in Thousands, Except Shares)                    (Unaudited)

                                           Shares or
                                           Principal
Security Description                        Amount       Value

Commercial Paper (0.7%)

General Electric Capital Corp.,
   1.37%, 5/1/03                          $  2,053    $  2,053

Total Commercial Paper (Cost $2,053)                     2,053

Common Stocks (99.3%)

Automotive Parts (1.2%):
Eaton Corp.                                 41,500       3,406

Banks (2.4%):
Bank of America Corp.                       73,800       5,465
SouthTrust Corp.                            48,200       1,295

                                                         6,760

Beverages (4.0%):
Anheuser-Busch Cos., Inc.                   81,000       4,040
Coca-Cola Co.                               49,500       2,000
PepsiCo, Inc.                              127,300       5,510

                                                        11,550

Biotechnology (3.4%):
Amgen, Inc. (b)                            156,900       9,620

Chemicals -- General (0.6%):
Praxair, Inc.                               28,200       1,638

Computers & Peripherals (9.0%):
Cisco Systems, Inc. (b)                    680,100      10,228
Dell Computer Corp. (b)                    271,100       7,838
International Business Machines Corp.       91,200       7,743

                                                        25,809

Consulting Services (0.5%):
BearingPoint, Inc. (b)                     178,567       1,459

Consumer Products (3.6%):
Colgate-Palmolive Co.                       62,900       3,596
Procter & Gamble Co.                        75,000       6,739

                                                        10,335

Cosmetics & Toiletries (1.5%):
Avon Products, Inc.                         73,800       4,293

Electrical Equipment (1.6%):
Emerson Electric Co.                        92,700       4,700

Electronic & Electrical -- General (5.0%):
General Electric Co.                       486,400      14,324

Financial Services (4.9%):
American Express Co.                       145,500       5,509
Citigroup, Inc.                             60,000       2,355
Fannie Mae                                  61,000       4,416
Goldman Sachs Group, Inc.                   22,400       1,700

                                                        13,980

Forest Products --
   Lumber & Paper (0.4%):
International Paper Co.                     34,400       1,230

Security Description                        Shares       Value

Health Care (3.7%):
HCA, Inc.                                  108,800    $  3,492
Medtronic, Inc.                            149,700       7,147

                                                        10,639

Insurance -- Multi-Line (2.5%):
American International Group, Inc.          50,000       2,898
Marsh & McLennan Cos., Inc.                 89,400       4,262

                                                         7,160

Manufacturing -- Miscellaneous (2.2%):
3M Co.                                      50,000       6,302

Media (1.6%):
Viacom, Inc., Class B (b)                  107,100       4,649

Medical Supplies (1.6%):
Becton Dickinson & Co.                      55,000       1,947
Zimmer Holdings, Inc. (b)                   57,500       2,697

                                                         4,644

Office Equipment & Supplies
   (Non-Computer Related) (1.6%):
Pitney Bowes, Inc.                          54,600       1,917
Staples, Inc. (b)                          144,300       2,747

                                                         4,664

Oil & Gas Exploration,
   Production & Services (1.2%):
Anadarko Petroleum Corp.                    30,900       1,372
ENSCO International, Inc.                   81,300       2,065

                                                         3,437

Oilfield Services & Equipment (0.5%):
Schlumberger Ltd.                           33,900       1,421

Pharmaceuticals (16.9%):
Abbott Laboratories                        145,000       5,891
Cardinal Health, Inc.                       56,300       3,112
Eli Lilly & Co.                            106,301       6,784
Johnson & Johnson                          220,000      12,399
Pfizer, Inc.                               431,100      13,256
Wyeth                                      149,500       6,508

                                                        47,950

Retail (5.8%):
Target Corp.                                85,500       2,859
Wal-Mart Stores, Inc.                      243,600      13,720

                                                        16,579

Retail -- Drug Stores (0.7%):
Walgreen Co.                                65,000       2,006

Retail -- Specialty Stores (1.8%):
Home Depot, Inc.                           184,200       5,182

Semiconductors (4.8%):
Altera Corp. (b)                           104,700       1,655
Analog Devices, Inc. (b)                    67,400       2,232
Intel Corp.                                366,800       6,750
Maxim Integrated Products, Inc.             38,300       1,505
Xilinx, Inc. (b)                            57,200       1,548

                                                        13,690

                      See notes to financial statements.

THE VICTORY PORTFOLIOS            Schedules of Investments--continued
Growth Fund                                            April 30, 2003
(Amounts in Thousands, Except Shares)                     (Unaudited)

Security Description                        Shares       Value

Software & Computer Services (9.6%):
Adobe Systems, Inc.                         91,800    $  3,173
Automatic Data Processing, Inc.             27,300         918
BMC Software, Inc. (b)                      54,400         812
First Data Corp.                            81,600       3,201
Microsoft Corp.                            525,000      13,423
Oracle Corp. (b)                           492,700       5,853

                                                        27,380

Telecommunications -- Equipment (1.1%):
Nokia Corp., ADR                           186,500       3,090

Tobacco & Tobacco Products (1.1%):
Altria Group, Inc.                         102,800       3,162

Transportation Services (1.7%):
United Parcel Service, Inc.                 76,100       4,727

Utilities -- Telecommunications (2.8%):
SBC Communications, Inc.                    95,000       2,219
Verizon Communications                     154,800       5,787

                                                         8,006

Total Common Stocks (Cost $281,362)                    283,792

Total Investments (Cost $283,415) (a) -- 100.0%        285,845

Other assets in excess of liabilities -- 0.0%               47

NET ASSETS -- 100.0%                                  $285,892

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                          $ 38,047
    Unrealized depreciation                           (35,617)

    Net unrealized appreciation                      $  2,430

(b) Non-income producing securities.

ADR -- American Depositary Receipts

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Established Value Fund                                          April 30, 2003
(Amounts in Thousands, Except Shares)                              (Unaudited)

                                           Shares or
                                           Principal
Security Description                        Amount       Value

Commercial Paper (2.7%)

General Electric Capital Corp.,
   1.37%, 5/1/03                          $  7,207    $  7,207

Total Commercial Paper (Cost $7,207)                     7,207

Common Stocks (98.3%)

Advertising (1.2%):
Harte-Hanks, Inc.                          180,000       3,240

Aerospace/Defense (1.1%):
General Dynamics Corp.                      48,000       2,979

Apparel (1.9%):
Jones Apparel Group, Inc. (b)               74,000       2,110
Liz Claiborne, Inc.                         87,000       2,831

                                                         4,941

Automotive Parts (3.1%):
BorgWarner, Inc.                           100,000       5,867
Eaton Corp.                                 26,700       2,191

                                                         8,058

Banks (7.2%):
Cullen/Frost Bankers, Inc.                 116,900       3,833
First Tennessee National Corp.             115,000       5,036
Mercantile Bankshares Corp.                109,600       4,202
Regions Financial Corp.                     93,800       3,162
Union Planters Corp.                        83,100       2,372

                                                        18,605

Biotechnology (1.3%):
Invitrogen Corp. (b)                       108,000       3,532

Building Materials (1.1%):
Lafarge North America, Inc.                 87,000       2,771

Chemicals (1.4%):
Lubrizol Corp.                             116,000       3,667

Chemicals -- General (1.7%):
Englehard Corp.                            187,000       4,591

Computers & Peripherals (2.5%):
Computer Sciences Corp. (b)                 79,000       2,603
Lexmark International Group, Inc. (b)       54,000       4,024

                                                         6,627

Consumer Products (2.1%):
Clorox Co.                                  43,000       1,944
Fortune Brands, Inc.                        74,600       3,611

                                                         5,555

Containers & Packaging (1.0%):
Pactiv Corp. (b)                           124,800       2,561

Electronics (2.0%):
Johnson Controls, Inc.                      40,100       3,298
Thermo Electron Corp. (b)                  110,000       1,999

                                                         5,297

Security Description                        Shares       Value

Financial & Insurance (3.0%):
AMBAC Financial Group, Inc.                 84,000    $  4,901
PMI Group, Inc.                            100,000       3,082

                                                         7,983

Financial Services (2.4%):
Citigroup, Inc.                             90,000       3,532
Neuberger Berman, Inc.                      93,600       2,874

                                                         6,406

Food Distributors, Supermarkets
   & Wholesalers (1.0%):
SUPERVALU, Inc.                            166,000       2,734

Food Processing & Packaging (0.8%):
Hormel Foods Corp.                          89,600       2,062

Health Care (2.2%):
Manor Care, Inc. (b)                        69,000       1,342
Oxford Health Plans, Inc. (b)               59,500       1,742
Wellpoint Health Networks, Inc. (b)         36,000       2,733

                                                         5,817

Homebuilders (1.4%):
Pulte Homes, Inc.                           65,000       3,769

Household Goods -- Appliances,
   Furnishings & Electronics (0.9%):
Leggett & Platt, Inc.                      119,300       2,464

Insurance -- Multi-Line (5.2%):
Hartford Financial Services Group, Inc.     68,000       2,772
Jefferson-Pilot Corp.                       71,800       2,878
Old Republic International Corp.           171,000       5,233
Transatlantic Holdings, Inc.                42,000       2,856

                                                        13,739

Internet Business Services (0.8%):
Symantec Corp. (b)                          46,000       2,022

Manufacturing -- Miscellaneous (3.1%):
ITT Industries, Inc.                        45,000       2,624
Pentair, Inc.                               57,000       2,197
Textron, Inc.                              108,800       3,208

                                                         8,029

Media (0.9%):
Hearst-Argyle Television, Inc. (b)          93,000       2,240

Medical Supplies (5.6%):
Bausch & Lomb, Inc.                         80,300       2,823
Becton Dickinson & Co.                     104,100       3,685
C.R. Bard, Inc.                             65,000       4,120
Guidant Corp. (b)                          107,000       4,172

                                                        14,800

Newspapers (0.5%):
New York Times Co., Class A                 28,000       1,299

Office Equipment & Supplies
   (Non-Computer Related) (1.3%):
Office Depot, Inc. (b)                     263,000       3,330

                      See notes to financial statements.

THE VICTORY PORTFOLIOS            Schedules of Investments--continued
Established Value Fund                                 April 30, 2003
(Amounts in Thousands, Except Shares)                     (Unaudited)

Security Description                        Shares       Value

Oil & Gas Exploration,
   Production & Services (4.9%):
Apache Corp.                                26,775    $  1,533
Devon Energy Corp.                          49,059       2,318
Equitable Resources, Inc.                   79,400       3,051
Newfield Exploration Co. (b)                60,700       2,087
Occidental Petroleum Corp.                 132,777       3,963

                                                        12,952

Paint, Varnishes, Enamels (1.7%):
Sherwin-Williams Co.                       163,000       4,544

Pharmaceuticals (4.3%):
Allergan, Inc.                              34,000       2,389
Mylan Laboratories, Inc.                   152,100       4,300
Watson Pharmaceuticals, Inc. (b)           159,300       4,630

                                                        11,319

Publishing (2.0%):
Meredith Corp.                              64,000       2,766
R.R. Donnelley & Sons Co.                  118,500       2,389

                                                         5,155

Railroads (1.5%):
CSX Corp.                                  120,000       3,838

Real Estate Investment Trusts (4.1%):
Duke Realty Corp.                          134,100       3,674
Equity Residential Properties Trust        133,800       3,467
iStar Financial, Inc.                      120,900       3,619

                                                        10,760

Restaurants (1.1%):
Wendy's International, Inc.                 95,000       2,759

Retail -- Apparel/Shoe (2.0%):
Abercrombie & Fitch Co. (b)                 60,800       1,999
Talbots, Inc.                              114,700       3,286

                                                         5,285

Retail -- Specialty Stores (1.2%):
Zale Corp. (b)                              89,700       3,134

Savings & Loans (1.3%):
Charter One Financial, Inc.                113,715       3,303

Semiconductors (2.1%):
Altera Corp. (b)                           207,700       3,284
Fairchild Semiconductor
   International, Inc. (b)                 176,700       2,097

                                                         5,381
Software & Computer Services (5.9%):
First Data Corp.                            99,700    $  3,910
Intuit, Inc. (b)                            74,400       2,885
Reynolds & Reynolds Co., Class A           100,800       2,904
Storage Technology Corp. (b)               142,100       3,513
Sybase, Inc. (b)                           177,000       2,266

                                                        15,478

Telecommunications -- Equipment (1.2%):
Harris Corp.                               111,000       3,170

Tools & Hardware Manufacturing (1.1%):
Black & Decker Corp.                        67,000       2,764

Toys (1.1%):
Mattel, Inc.                               131,000       2,848

Utilities -- Electric (4.2%):
Energy East Corp.                          151,100       2,753
Exelon Corp.                                79,100       4,195
FPL Group, Inc.                             67,400       4,103

                                                        11,051

Utilities -- Natural Gas (1.3%):
Sempra Energy                              128,000       3,436

Utilities -- Telecommunications (0.6%):
CenturyTel, Inc.                            55,000       1,620

Total Common Stocks (Cost $212,516)                    257,915

Total Investments (Cost $219,723) (a) -- 101.0%        265,122

Liabilities in excess of other assets -- (1.0)%         (2,746)

NET ASSETS -- 100.0%                                  $262,376

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $49,427
    Unrealized depreciation                            (4,028)

    Net unrealized appreciation                       $45,399

(b) Non-income producing securities.

                      See notes to financial statements.

                                     Statements of Assets and Liabilities
The Victory Portfolios                                     April 30, 2003
(Amounts in Thousands, Except Per Share Amounts)              (Unaudited)


                                                                         Diversified       Stock                    Established
                                                               Value        Stock          Index        Growth         Value
                                                               Fund         Fund           Fund          Fund          Fund

ASSETS:
Investments, at value (Cost $201,309; $980,168;
   $63,469; $283,415; $219,723)                              $218,016     $  960,553     $ 99,793      $285,845      $265,122
Collateral received for securities on loan                     55,219        249,010           --        69,264        48,318
Cash                                                               50             50           50            50            50
Interest and dividends receivable                                 395          1,239           88           238           147
Receivable for capital shares issued                               24             --           --            --            --
Receivable from brokers for investments sold                    3,697          7,739           --            --            --
Receivable from affiliates                                          3             14           34             7            20
Prepaid expenses and other assets                                  21             25           20            21            21

         Total Assets                                         277,425      1,218,630       99,985       355,425       313,678

LIABILITIES:
Payable to brokers for investments purchased                       --            631           --            --         2,792
Payable for capital shares redeemed                                --             22           --            --            --
Payable for return of collateral received                      55,219        249,010           --        69,264        48,318
Accrued expenses and other payables:
     Investment advisory fees                                     133            488           17           171           118
     Administration fees                                            2             10           --             3             2
     Custodian fees                                                --             21           56             7             6
     Accounting fees                                               --              1            7             1            --
     Transfer agent fees                                           13            154           22            19            65
     Shareholder service fees --  Class A                          44            155           --            55            --
     12b-1 Fees --  Class R                                         4             64            1             3            --
     Other                                                          2             75           19            10             1

         Total Liabilities                                     55,417        250,631          122        69,533        51,302

NET ASSETS:
Capital                                                       285,106      1,203,812      152,919       354,488       194,009
Accumulated net investment income                                 277            486           22           (86)         (336)
Net unrealized appreciation (depreciation)
   from investments and futures                                16,707        (19,615)      38,179         2,430        45,399
Accumulated net realized gains (losses)
   from investment transactions and futures                   (80,082)      (216,684)     (91,257)      (70,940)       23,304

         Net Assets                                          $222,008     $  967,999     $ 99,863      $285,892      $262,376

Net Assets
     Class A                                                 $212,040     $  792,314     $ 80,702      $279,716      $ 18,303
     Class C                                                        3          5,678           --             1            25
     Class R                                                    9,965        170,007       19,161         6,175       244,048

         Total                                               $222,008     $  967,999     $ 99,863      $285,892      $262,376

Outstanding units of beneficial interest (shares)
     Class A                                                   21,395         68,269        5,943        19,188           831
     Class C                                                       --<F1>        491           --            --<F1>         1
     Class R                                                    1,007         14,744        1,412           428        11,102

         Total                                                 22,402         83,504        7,355        19,616        11,934

Net asset value
     Redemption price per share --  Class A                  $   9.91     $    11.61     $  13.58      $  14.58      $  22.02
     Offering and redemption price per share --  Class C <F2>$   9.90     $    11.56           --      $  14.56      $  21.95
     Offering and redemption price per share --  Class R     $   9.90     $    11.53     $  13.57      $  14.42      $  21.98

Maximum sales charge --  Class A                                 5.75%          5.75%        5.75%         5.75%         5.75%

Maximum offering price per share
   (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest cent) --  Class A  $  10.51     $    12.32     $  14.41      $  15.47      $  23.36


<F1> Rounds to less than 1,000.

<F2> Redemption price per share varies by length of time shares are held.



                         See notes to financial statements.

                                                     Statements of Operations
The Victory Portfolios                For the Six Months Ended April 30, 2003
(Amounts in Thousands)(Unaudited)


                                                                           Diversified       Stock                     Established
                                                               Value          Stock          Index        Growth          Value
                                                               Fund           Fund           Fund          Fund           Fund

Investment Income:
Interest income                                              $     28       $    249        $   156      $     18       $     50
Dividend income                                                 3,110          9,840          1,592         1,994          2,031
Income from securities lending                                     26             86             22            29             20

     Total Income                                               3,164         10,175          1,770         2,041          2,101

Expenses:
Investment advisory fees                                          975          3,149            493         1,031            733
Administration fees                                               157            594            119           166            157
Shareholder service fees -- Class A                               312          1,012             --           336             29
Shareholder service and 12b-1 fees -- Class B <F1>                 --             44             --            --             --
12b-1 fees -- Class C                                              --             20             --            --             --
12b-1 fees -- Class R                                              25            401             23            16            559
Accounting fees                                                    45             48            102            42             41
Custodian fees                                                     35            103            181            34             31
Legal and audit fees                                               14             49             10            14             13
Trustees' fees and expenses                                         7             25              5             7              7
Transfer agent fees                                                49            633             87            58            205
Registration and filing fees                                       13             29             15            14             13
Printing fees                                                       1             55              5             3             18
Other                                                               6             20             20            10              6

     Total Expenses                                             1,639          6,182          1,060         1,731          1,812

Expenses voluntarily reduced by adviser and administator           --             --           (141)           --            (52)

     Expenses before reimbursement from administrator           1,639          6,182            919         1,731          1,760
     Expenses reimbursed by administrator                         (18)           (73)          (111)          (25)           (42)

     Net Expenses                                               1,621          6,109            808         1,706          1,718

Net Investment Income                                           1,543          4,066            962           335            383

Realized/Unrealized Gains (Losses)
   from Investments and Futures:
Net realized gains (losses) from
   investment transactions                                    (38,197)       (68,977)        (5,655)      (18,553)        23,304
Net realized losses from futures transactions                      --             --         (1,108)           --             --
Net change in unrealized appreciation/depreciation
   from investment transactions                                42,313        128,279          8,628        26,818        (14,124)

Net realized/unrealized gains from investments and futures      4,116         59,302          1,865         8,265          9,180

Change in net assets resulting from operations               $  5,659       $ 63,368        $ 2,827      $  8,600       $  9,563


<F1> Effective December 13, 2002, Class B Shares were exchanged into Class A Shares.



                      See notes to financial statements.


The Victory Portfolios                     Statements of Changes in Net Assets
(Amounts in Thousands)


                                                        Value                  Diversified Stock               Stock Index
                                                        Fund                         Fund                         Fund

                                                  Six                            Six                          Six
                                                Months            Year         Months          Year         Months        Year
                                                 Ended            Ended         Ended          Ended         Ended        Ended
                                               April 30,       October 31,    April 30,     October 31,    April 30,   October 31,
                                                 2003             2002          2003           2002          2003         2002
                                              (Unaudited)                    (Unaudited)                  (Unaudited)

From Investment Activities:
Operations:
     Net investment income                    $   1,543         $   3,563     $    4,066    $    3,499     $     962    $   4,398
     Net realized gains (losses) from
       investment transactions                  (38,197)          (41,857)       (68,977)     (145,373)       (6,763)     (72,206)
     Net realized losses from
       futures transactions                          --                --             --            --        (1,108)      (1,318)
     Net change in unrealized
       appreciation (depreciation)
       from investments and futures              42,313           (35,964)       128,279      (112,947)        8,628       (8,566)

Change in net assets resulting from operations    5,659           (74,258)        63,368      (254,821)        2,827      (77,692)

Distributions to Shareholders:
     From net investment income by class:
         Class A                                 (1,464)           (3,427)        (3,902)       (3,018)       (1,182)      (4,226)
         Class C                                     --<F1><F2>        --             (9)           (1)           --           --
         Class R                                    (48)              (66)          (396)          (31)         (128)        (159)
     From net realized gains from
       investment transactions and futures           --           (44,121)            --       (36,273)           --      (47,430)

Change in net assets from
   distributions to shareholders                 (1,512)          (47,614)        (4,307)      (39,323)       (1,310)     (51,815)

Capital Transactions:
     Proceeds from shares issued                 35,107            95,594        164,431       467,985        25,694       56,236
     Proceeds from shares
       exchanged from Class B                        --                --         37,579            --            --           --
     Dividends reinvested                         1,353            44,172          3,607        34,674         1,081       47,395
     Cost of shares redeemed                   (148,989)         (144,030)      (362,355)     (306,533)     (285,885)    (163,253)
     Cost of shares exchanged to Class A             --                --        (37,579)           --            --           --

Change in net assets
   from capital transactions                   (112,529)           (4,264)      (194,317)      196,126      (259,110)     (59,622)

Change in net assets                           (108,382)         (126,136)      (135,256)      (98,018)     (257,593)    (189,129)

Net Assets:
     Beginning of period                        330,390           456,526      1,103,255     1,201,273       357,456      546,585

     End of period                            $ 222,008         $ 330,390     $  967,999    $1,103,255     $  99,863    $ 357,456

Share Transactions:
     Issued                                       3,632             8,513         14,778        34,991         1,943        3,562
     Issued in connection with
       exchange from Class B                         --                --          3,340            --            --           --
     Reinvested                                     142             3,556            326         2,478            83        2,825
     Redeemed                                   (15,606)          (13,143)       (32,558)      (25,114)      (21,906)     (11,122)
     Redeemed in connection
       with exchange to Class A                      --                --         (3,556)           --            --           --

Change in Shares                                (11,832)           (1,074)       (17,670)       12,355       (19,880)      (4,735)


<F1> Rounds to less than $1,000.

<F2> Class C Shares commenced operations on March 1, 2003.



                      See notes to financial statements.


The Victory Portfolios                     Statements of Changes in Net Assets
(Amounts in Thousands)


                                                                             Growth                           Established
                                                                              Fund                            Value Fund

                                                                      Six                                 Six
                                                                    Months             Year             Months            Year
                                                                     Ended             Ended             Ended            Ended
                                                                   April 30,        October 31,        April 30,       October 31,
                                                                     2003              2002              2003             2002
                                                                  (Unaudited)                         (Unaudited)

From Investment Activities:
Operations:
     Net investment income                                          $    335         $    183          $    383         $   1,217
     Net realized gains (losses) from
       investment transactions                                       (18,553)         (52,512)           23,304             3,792
     Net change in unrealized appreciation
       (depreciation) from investments                                26,818           (7,310)          (14,124)           (3,238)

Change in net assets resulting from operations                         8,600          (59,639)            9,563             1,771

Distributions to Shareholders:
     From net investment income by class:
         Class A                                                        (415)            (183)              (84)             (272)
         Class C <F2>                                                     --<F1>           --                --<F1>        (1,057)
         Class R                                                          (6)             (40)             (635)               --
     From net realized gains from
       investment transactions                                            --           (1,719)               --           (67,141)

Change in net assets from
   distributions to shareholders                                        (421)          (1,942)             (719)          (68,470)

Capital Transactions:
     Proceeds from shares issued                                      31,575           59,149            18,880            63,853
     Dividends reinvested                                                387            1,742               669            63,413
     Cost of shares redeemed                                         (50,298)         (84,369)          (47,803)         (110,815)

Change in net assets from capital transactions                       (18,336)         (23,478)          (28,254)           16,451

Change in net assets                                                 (10,157)         (85,059)          (19,410)          (50,248)

Net Assets:
     Beginning of period                                             296,049          381,108           281,786           332,034

     End of period                                                  $285,892         $296,049          $262,376         $ 281,786

Share Transactions:
     Issued                                                            2,274            3,564               889             2,614
     Reinvested                                                           27               96                32             2,806
     Redeemed                                                         (3,614)          (5,154)           (2,249)           (4,545)

Change in Shares                                                      (1,313)          (1,494)           (1,328)              875


<F1> Rounds to less than $1,000.

<F2> Class C Shares commenced operations on March 1, 2003.



                      See notes to financial statements.


The Victory Portfolios                                    Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                                  Value Fund

                                                                                Class A Shares

                                                 Six
                                               Months          Year          Year           Year           Year           Year
                                                Ended          Ended         Ended          Ended          Ended          Ended
                                              April 30,     October 31,   October 31,    October 31,    October 31,    October 31,
                                                2003           2002          2001           2000           1999           1998
                                             (Unaudited)

Net Asset Value,
   Beginning of Period                        $   9.65      $  12.93      $  18.06       $  18.84       $  18.81        $  17.07

Investment Activities:
     Net investment income                        0.06          0.10          0.10           0.09           0.04            0.09
     Net realized and unrealized
       gain (loss) on investments                 0.26         (2.04)        (2.58)          1.37           3.16            3.16

         Total from Investment Activities         0.32         (1.94)        (2.48)          1.46           3.20            3.25

Distributions
     Net investment income                       (0.06)        (0.09)        (0.09)         (0.09)         (0.04)          (0.10)
     Net realized gains                             --         (1.25)        (2.56)         (2.15)         (3.13)          (1.41)

         Total Distributions                     (0.06)        (1.34)        (2.65)         (2.24)         (3.17)          (1.51)

Net Asset Value, End of Period                $   9.91      $   9.65      $  12.93       $  18.06       $  18.84        $  18.81

Total Return (excludes sales charge)              3.31%<F2>   (17.21)%      (15.61)%         8.33%         20.02%          20.46%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $212,040      $319,613      $451,545       $564,111       $611,483        $517,313
Ratio of expenses to
   average net assets                             1.24%<F3>     1.17%         1.15%          1.19%          1.40%           1.34%
Ratio of net investment income
   to average net assets                          1.20%<F3>     0.84%         0.66%          0.49%          0.20%           0.54%
Ratio of expenses to
   average net assets<F1>                         <F5>          1.20%         1.21%          1.24%          1.45%           1.46%
Ratio of net investment income
   to average net assets<F1>                      <F5>          0.81%         0.60%          0.44%          0.15%           0.42%
Portfolio turnover<F4>                              65%           40%           51%            34%            36%             40%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F5> There were no fee reductions during the period.



                      See notes to financial statements.


The Victory Portfolios                         Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                                    Value Fund

                                                 Class C Shares                           Class R Shares

                                                    March 1,            Six                                       December 15,
                                                      2003            Months           Year            Year           1999
                                                     through           Ended           Ended           Ended         through
                                                    April 30,        April 30,      October 31,     October 31,    October 31,
                                                    2003<F2>           2003            2002            2001         2000<F2>
                                                   (Unaudited)      (Unaudited)

Net Asset Value,
   Beginning of Period                               $  9.13           $ 9.64          $ 12.93        $ 18.06       $16.73

Investment Activities:
     Net investment income                              0.02             0.04             0.06           0.05         0.04
     Net realized and unrealized gain
       (loss) on investments                            0.78             0.27            (2.04)         (2.57)        1.35

         Total from Investment Activities               0.80             0.31            (1.98)         (2.52)        1.39

Distributions
     Net investment income                             (0.03)           (0.05)           (0.06)         (0.05)       (0.06)
     Net realized gains                                   --               --            (1.25)         (2.56)          --

         Total Distributions                           (0.03)           (0.05)           (1.31)         (2.61)       (0.06)

Net Asset Value, End of Period                       $  9.90           $ 9.90          $  9.64        $ 12.93       $18.06

Total Return                                            8.75%<F3><F6>    3.18%<F3>      (17.50)%       (15.87)%       8.34%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                    $     3           $9,965          $10,777        $ 4,981       $2,923
Ratio of expenses to
   average net assets <F7>                              1.90%<F4>        1.50%<F4>        1.50%          1.49%        1.44%<F4>
Ratio of net investment income
   to average net assets <F7>                           0.64%<F4>        0.95%<F4>        0.57%          0.32%        0.14%<F4>
Ratio of expenses to
   average net assets<F1>                              33.03%<F4>        1.86%<F4>        1.91%          1.89%        2.27%<F4>
Ratio of net investment income
   to average net assets<F1>                          (30.49)%<F4>       0.59%<F4>        0.16%         (0.08)%      (0.69)%<F4>
Portfolio turnover <F5>                                   65%              65%              40%            51%          34%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F6> Excludes deferred sales charge.

<F7> Effective March 1, 2003, the Adviser agreed to waive its management fees and to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.00% until at least February 28, 2013.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                            Diversified Stock Fund

                                                                                Class A Shares

                                                 Six
                                               Months          Year          Year           Year           Year           Year
                                                Ended          Ended         Ended          Ended          Ended          Ended
                                              April 30,     October 31,   October 31,    October 31,    October 31,    October 31,
                                                2003           2002          2001           2000           1999         1998<F2>
                                             (Unaudited)

Net Asset Value,
   Beginning of Period                        $  10.94        $  13.56   $    17.85        $  17.96      $  18.85       $  17.76

Investment Activities:
     Net investment income                        0.03            0.05         0.04            0.03          0.06           0.11
     Net realized and unrealized
       gain (loss) on investments                 0.69           (2.22)       (1.87)           2.71          2.92           3.07

         Total from Investment Activities         0.72           (2.17)       (1.83)           2.74          2.98           3.18

Distributions
     Net investment income                       (0.05)          (0.04)       (0.03)          (0.02)        (0.06)         (0.11)
     Net realized gains                             --           (0.41)       (2.43)          (2.83)        (3.81)         (1.98)

         Total Distributions                     (0.05)          (0.45)       (2.46)          (2.85)        (3.87)         (2.09)

Net Asset Value, End of Period                $  11.61        $  10.94   $    13.56        $  17.85      $  17.96       $  18.85

Total Return (excludes sales charge)              6.63%<F3>     (16.76)%     (11.43)%         16.88%        19.39%         19.60%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $792,314        $905,116   $1,005,730        $993,383      $957,001       $993,158
Ratio of expenses to
   average net assets                             1.16%<F4>       1.12%        1.09%           1.10%         1.06%          1.02%
Ratio of net investment income
   to average net assets                          0.35%<F4>       0.39%        0.28%           0.19%         0.34%          0.64%
Ratio of expenses to
   average net assets<F1>                         <F6>            <F6>         1.11%           1.11%         1.10%          1.13%
Ratio of net investment income
   to average net assets<F1>                      <F6>            <F6>         0.26%           0.18%         0.30%          0.53%
Portfolio turnover<F5>                              39%             85%          88%             94%           83%            84%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 16, 1998, the SBSF Fund merged into the Victory
     Diversified Stock Fund. Financial highlights for the period prior to March 16, 1998 represent the Victory Diversified Stock Fund.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F6> There were no fee reductions during the period.


                      See notes to financial statements.


The Victory Portfolios                         Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                   Diversified Stock Fund

                                   Class C Shares                                    Class R Shares

                               Six             March 1,          Six
                              Months            2002            Months        Year         Year         Year           Year
                               Ended           through           Ended       Ended        Ended        Ended          Ended
                             April 30,       October 31,       April 30,   October 31,  October 31,  October 31,    October 31,
                               2003           2002<F2>          2003         2002         2001         2000       1999<F2><F3>
                            (Unaudited)                       (Unaudited)

Net Asset Value,
   Beginning of Period     $10.90           $ 14.31            $  10.86      $  13.51     $  17.83     $  17.95     $  17.14

Investment Activities:
     Net investment
        income (loss)        0.02                --<F4>            0.03         (0.01)       (0.02)       (0.01)       (0.01)
     Net realized
        and unrealized
        gains (losses)
        on investments       0.66             (3.40)               0.67         (2.23)       (1.87)        2.72         0.82

         Total from
            Investment
            Activities       0.68             (3.40)               0.70         (2.24)       (1.89)        2.71         0.81

Distributions
         Net investment
            income          (0.02)            (0.01)              (0.03)           --<F4>       --<F4>       --<F4>       --
         Net realized
            gains              --                --                  --         (0.41)       (2.43)       (2.83)          --

         Total
            Distributions   (0.02)            (0.01)              (0.03)        (0.41)       (2.43)       (2.83)          --

Net Asset Value,
   End of Period           $11.56           $ 10.90            $  11.53      $  10.86     $  13.51     $  17.83     $  17.95

Total Return                 6.28%<F5><F10>  (23.76)%<F5><F10>     6.43%<F5>   (17.30)%     (11.81)%      16.65%        4.73%<F5>

Ratios/Supplemental
   Data:
Net Assets at
   end of period (000)     $5,678           $ 2,193            $170,007      $158,742     $140,794     $136,831     $106,592
Ratio of expenses to
   average net assets<F7>    1.90%<F6>         1.90%<F6>           1.59%<F6>     1.69%        1.51%        1.33%        1.35%<F6>
Ratio of net
   investment income
   (loss) to average
   net assets<F7>            0.19%<F6>        (0.16)%<F6>          0.49%<F6>    (0.16)%      (0.14)%      (0.05)%      (0.07)%<F6>
Ratio of expenses to
   average net assets<F1>    2.12%<F6>         2.25%<F6>           1.67%<F6>     <F9>         1.51%        1.35%        1.38%<F6>
Ratio of net investment
   loss to average
   net assets<F1>           (0.03)%<F6>       (0.51)%<F6>          0.41%<F6>     <F9>        (0.14)%      (0.07)%      (0.10)%<F6>
Portfolio turnover<F8>         39%               85%                 39%           85%          88%          94%          83%


<F1>  During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2>  Period from commencement of operations.

<F3>  Effective March 26, 1999, the Gradison Growth and Income Fund merged into the Victory Diversified Stock Fund.

<F4>  Less than $0.01 per share.

<F5>  Not annualized.

<F6>  Annualized.

<F7>  Effective March 1, 2002, the Adviser agreed to waive its management fees and to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 1.90% until at least February 28, 2005 and 2.00% until at least February 28, 2013.

<F8>  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F9>  There were no fee reductions during the period.

<F10> Excludes deferred sales charge.



                      See notes to financial statements.


The Victory Portfolios                                    Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                               Stock Index Fund

                                                                                Class A Shares

                                                  Six
                                                Months         Year           Year          Year           Year           Year
                                                 Ended         Ended          Ended         Ended          Ended          Ended
                                               April 30,    October 31,    October 31,   October 31,    October 31,    October 31,
                                                 2003          2002           2001          2000           1999          1998<F3>
                                              (Unaudited)

Net Asset Value, Beginning of Period           $ 13.12        $  17.10      $  23.72      $  23.46       $  21.03       $  18.75

Investment Activities:
     Net investment income                        0.07<F2>        0.14          0.14          0.21           0.28           0.37
     Net realized and unrealized gain
       (loss) on investments                      0.48           (2.49)        (6.08)         1.05           4.47           3.37

         Total from Investment Activities         0.55           (2.35)        (5.94)         1.26           4.75           3.74

Distributions
     Net investment income                       (0.09)          (0.14)        (0.14)        (0.22)         (0.29)         (0.36)
     Net realized gains                             --           (1.49)        (0.54)        (0.78)         (2.03)         (1.10)

         Total Distributions                     (0.09)          (1.63)        (0.68)        (1.00)         (2.32)         (1.46)

Net Asset Value, End of Period                 $ 13.58        $  13.12      $  17.10      $  23.72       $  23.46       $  21.03

Total Return (excludes sales charge)              4.23%<F4>     (15.75)%      (25.57)%        5.38%         24.91%         20.99%

Ratios/Supplemental Data:
Net Assets at end of period (000)              $80,702        $338,588      $521,754      $854,203       $858,235       $627,147
Ratio of expenses to
   average net assets                             0.81%<F5>       0.66%         0.62%         0.59%          0.58%          0.57%
Ratio of net investment income
   to average net assets                          1.01%<F5>       0.90%         0.72%         0.87%          1.28%          1.83%
Ratio of expenses to
   average net assets<F1>                         1.00%<F5>       0.81%         0.84%         0.81%          0.81%          0.84%
Ratio of net investment income
   to average net assets<F1>                      0.82%<F5>       0.75%         0.50%         0.65%          1.05%          1.56%
Portfolio turnover<F6>                               1%              8%           10%           11%             3%             8%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Effective March 16, 1998, the Key Stock Index Fund merged into the
     Victory Stock Index Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                         Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                                Stock Index Fund

                                                                                 Class R Shares

                                                       Six                                                           July 2,
                                                     Months           Year           Year            Year              1999
                                                      Ended           Ended          Ended           Ended            through
                                                    April 30,      October 31,    October 31,     October 31,       October 31,
                                                      2003            2002           2001            2000             1999<F2>
                                                   (Unaudited)

Net Asset Value, Beginning of Period                 $ 13.12         $ 17.09        $ 23.72         $ 23.46           $23.96

Investment Activities:
     Net investment income                              0.05            0.11           0.10            0.15             0.06
     Net realized and unrealized
       gain (loss) on investments                       0.49           (2.49)         (6.09)           1.06            (0.50)

         Total from Investment Activities               0.54           (2.38)         (5.99)           1.21            (0.44)

Distributions
     Net investment income                             (0.09)          (0.10)         (0.10)          (0.17)           (0.06)
     Net realized gains                                   --           (1.49)         (0.54)          (0.78)              --

         Total Distributions                           (0.09)          (1.59)         (0.64)          (0.95)           (0.06)

Net Asset Value, End of Period                       $ 13.57         $ 13.12        $ 17.09         $ 23.72           $23.46

Total Return                                            4.13%<F3>     (15.88)%       (25.79)%          5.17%           (1.83)%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                    $19,161         $18,868        $24,831         $28,537           $9,382
Ratio of expenses to
   average net assets                                   0.96%<F4>       0.86%          0.84%           0.82%            0.80%<F4>
Ratio of net investment income
   to average net assets                                0.76%<F4>       0.70%          0.50%           0.59%            0.85%<F4>
Ratio of expenses to
   average net assets<F1>                               1.82%<F4>       1.58%          1.31%           1.18%            1.02%<F4>
Ratio of net investment income
   to average net assets<F1>                           (0.10)%<F4>     (0.02)%         0.03%           0.23%            0.63%<F4>
Portfolio turnover <F5>                                    1%              8%            10%             11%               3%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                    Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                                 Growth Fund

                                                                               Class A Shares

                                                 Six
                                               Months         Year           Year          Year           Year          Year
                                                Ended         Ended          Ended         Ended          Ended         Ended
                                              April 30,    October 31,    October 31,   October 31,    October 31,   October 31,
                                                2003          2002           2001          2000           1999          1998
                                             (Unaudited)

Net Asset Value, Beginning of Period          $  14.15       $  17.00       $  24.83      $  24.71       $  21.62      $  18.01

Investment Activities:
     Net investment income (loss)                 0.02           0.01          (0.04)        (0.09)         (0.04)        (0.03)
     Net realized and unrealized
       gain (loss) on investments                 0.43          (2.77)         (6.45)         1.44           4.90          4.88

         Total from Investment Activities         0.45          (2.76)         (6.49)         1.35           4.86          4.85

Distributions
     Net investment income                       (0.02)         (0.01)            --            --             --            --
     Net realized gains                             --          (0.08)         (1.34)        (1.23)         (1.77)        (1.24)

         Total Distributions                     (0.02)         (0.09)         (1.34)        (1.23)         (1.77)        (1.24)

Net Asset Value, End of Period                $  14.58       $  14.15       $  17.00      $  24.83       $  24.71      $  21.62

Total Return (excludes sales charge)              3.20%<F2>    (16.36)%       (27.47)%        5.52%         24.25%        28.59%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $279,716       $288,983       $373,901      $400,813       $417,417      $269,476
Ratio of expenses to
   average net assets                             1.23%<F3>      1.21%          1.20%         1.22%          1.41%         1.35%
Ratio of net investment income
   (loss) to average net assets                   0.25%<F3>      0.06%         (0.21)%       (0.33)%        (0.21)%       (0.13)%
Ratio of expenses to
   average net assets<F1>                         <F5>           1.23%          1.22%         1.25%          1.49%         1.49%
Ratio of net investment income
   (loss) to average net assets<F1>               <F5>           0.04%         (0.23)%       (0.36)%        (0.29)%       (0.27)%
Portfolio turnover <F4>                             17%            34%            50%           34%            33%           29%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F5> There were no fee reductions during the period.



                      See notes to financial statements.


The Victory Portfolios                         Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                                     Growth Fund

                                                  Class C Shares                            Class R Shares

                                                     March 1,           Six                                       December 15,
                                                       2003           Months           Year            Year           1999
                                                      through          Ended           Ended           Ended         through
                                                     April 30,       April 30,      October 31,     October 31,    October 31,
                                                     2003<F2>          2003            2002            2001         2000<F2>
                                                    (Unaudited)     (Unaudited)

Net Asset Value, Beginning of Period                  $ 13.38          $13.99         $ 16.88         $ 24.77       $ 24.53

Investment Activities:
     Net investment income (loss)                       (0.02)             --           (0.04)          (0.09)        (0.09)
     Net realized and unrealized
       gain (loss) on investments                        1.22            0.44           (2.77)          (6.46)         0.33

         Total from Investment Activities                1.20            0.44           (2.81)          (6.55)         0.24

Distributions
     Net investment income                              (0.02)          (0.01)             --              --            --
     Net realized gains                                    --              --           (0.08)          (1.34)           --

         Total Distributions                            (0.02)          (0.01)          (0.08)          (1.34)           --

Net Asset Value, End of Period                        $ 14.56          $14.42         $ 13.99         $ 16.88       $ 24.77

Total Return                                             8.99%<F3><F6>   3.18%<F3>     (16.77)%        (27.80)%        0.98%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                     $     1          $6,175         $ 7,066         $ 7,207       $ 8,595
Ratio of expenses to
   average net assets <F7>                               1.95%<F4>       1.50%<F4>       1.50%           1.48%         1.45%<F4>
Ratio of net investment income
   (loss) to average net assets <F7>                    (0.69)%<F4>      0.00%<F4>      (0.22)%         (0.49)%       (0.63)%<F4>
Ratio of expenses to
   average net assets<F1>                               58.59%<F4>       2.28%<F4>       2.47%           1.94%         1.76%<F4>
Ratio of net investment income
   (loss) to average net assets<F1>                    (57.33)%<F4>     (0.78)%<F4>     (1.19)%         (0.95)%       (0.94)%<F4>
Portfolio turnover<F6>                                     17%             17%             34%             50%           34%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F6> Excludes deferred sales charge.

<F7> Effective March 1, 2003, the Adviser agreed to waive its management fees and to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.00%, until at least February 28, 2013.



                      See notes to financial statements.


The Victory Portfolios                                    Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                               Established Value Fund

                                                                           Class A Shares                          Class C Shares

                                                       Six                                            May 5,          March 1,
                                                     Months            Year            Year            2000             2003
                                                      Ended            Ended           Ended          through          through
                                                    April 30,       October 31,     October 31,     October 31,       April 30,
                                                      2003             2002            2001          2000<F2>         2003<F2>
                                                   (Unaudited)                                                       (Unaudited)

Net Asset Value, Beginning of Period                 $ 21.28          $ 26.84          $ 33.65         $ 30.54        $20.64

Investment Activities:
     Net investment income                              0.06             0.16             0.17            0.07         (0.04)
     Net realized and unrealized
       gain (loss) on investments                       0.76             0.07            (4.25)           3.11          1.39

         Total from Investment Activities               0.82             0.23            (4.08)           3.18          1.35

Distributions
     Net investment income                             (0.08)           (0.17)           (0.18)          (0.06)        (0.04)
     In excess of net investment income                   --               --               --           (0.01)           --
         Net realized gains                               --            (5.62)           (2.55)             --            --

Total Distributions                                    (0.08)           (5.79)           (2.73)          (0.07)        (0.04)

Net Asset Value, End of Period                       $ 22.02          $ 21.28          $ 26.84         $ 33.65        $21.95

Total Return (excludes sales charge)                    3.86%<F3>       (0.32)%         (13.07)%         10.44%<F3>     6.77%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                    $18,303          $35,586          $30,931         $15,005        $   25
Ratio of expenses to
   average net assets <F6>                              1.11%<F4>        0.99%            0.99%           0.87%<F4>     1.95%<F4>
Ratio of net investment income
   to average net assets <F6>                           0.63%<F4>        0.66%            0.45%           0.43%<F4>    (1.05)%<F4>
Ratio of expenses to
   average net assets<F1>                               1.15%<F4>        1.06%            1.14%           1.46%<F4>     7.92%<F4>
Ratio of net investment income
   (loss) to average net assets<F1>                     0.59%<F4>        0.59%            0.30%          (0.16)%<F4>   (7.02)%<F4>
Portfolio turnover <F5>                                   31%              74%              58%             28%           31%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F6> Effective March 1, 2003, the Adviser agreed to waive its management fees and to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.20%, until at least February 28, 2013.



                      See notes to financial statements.


The Victory Portfolios                         Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                Established Value Fund

                                                                     Class R Shares

                                        Six                                                 April 1,
                                      Months         Year          Year         Year          1999          Year           Year
                                       Ended         Ended         Ended        Ended        through        Ended          Ended
                                     April 30,    October 31,   October 31,  October 31,   October 31,    March 31,      March 31,
                                       2003          2002          2001         2000        1999<F2>        1999           1998
                                    (Unaudited)

Net Asset Value, Beginning of Period  $  21.24      $  26.80      $  33.63     $  34.31    $  31.34       $  33.94       $  28.83

Investment Activities:
     Net investment income                0.03          0.07          0.09         0.06        0.02           0.29           0.46
     Net realized and unrealized
        gain (loss) on investments        0.77          0.07         (4.26)        3.43        2.98          (0.71)          7.70

         Total from Investment
             Activities                   0.80          0.14         (4.17)        3.49        3.00          (0.42)          8.16

Distributions
     Net investment income               (0.06)        (0.08)        (0.11)       (0.06)      (0.03)         (0.30)         (0.48)
     In excess of net investment
       income                               --            --            --        (0.01)         --             --             --
     Net realized gains                     --         (5.62)        (2.55)       (4.10)         --          (1.88)         (2.57)

         Total Distributions             (0.06)        (5.70)        (2.66)       (4.17)      (0.03)         (2.18)         (3.05)

Net Asset Value, End of Period        $  21.98      $  21.24      $  26.80     $  33.63    $  34.31       $  31.34       $  33.94

Total Return                              3.76%<F3>    (0.67)%      (13.35)%      11.26%       9.59%<F3>     (1.01)%        29.67%

Ratios/Supplemental Data:
Net Assets at end of period (000)     $244,048      $246,200      $301,103     $399,953    $469,288       $478,984       $567,255
Ratio of expenses to
   average net assets                     1.34%<F4>     1.33%         1.19%        1.10%       1.10%<F4>      1.09%          1.10%
Ratio of net investment income
   to average net assets                  0.26%<F4>     0.33%         0.32%        0.20%       0.03%<F4>      0.92%          1.44%
Ratio of expenses to
   average net assets<F1>                 1.42%<F4>     1.46%         1.35%        1.26%       1.27%<F4>      <F6>           <F6>
Ratio of net investment income
   (loss) to average net assets<F1>       0.18%<F4>     0.20%         0.16%        0.04%      (0.14)%<F4>     <F6>           <F6>
Portfolio turnover <F5>                     31%           74%           58%          28%         11%            37%            20%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective April 1, 1999, the Gradison Established Value Fund became the
     Victory Established  Value Fund.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F6> There were no fee reductions during the period.



                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Special Value Fund                                              April 30, 2003
(Amounts in Thousands, Except Shares)                              (Unaudited)

                                          Shares or
                                          Principal
Security Description                        Amount       Value

Commercial Paper (6.9%)

General Electric Capital Corp.,
   1.37%, 5/1/03                          $ 10,998    $ 10,998

Total Commercial Paper (Cost $10,998)                   10,998

Common Stocks (87.8%)

Apparel (1.2%):
Jones Apparel Group, Inc. (b)               67,050       1,912

Automotive Parts (2.7%):
BorgWarner, Inc.                            34,400       2,018
Lear Corp. (b)                              55,600       2,210

                                                         4,228

Banks (7.1%):
City National Corp.                         62,474       2,572
Compass Bancshares, Inc.                    55,500       1,871
Greater Bay Bancorp                         61,517         984
Mercantile Bankshares Corp.                 74,900       2,873
North Fork Bancorporation, Inc.             96,800       3,133

                                                        11,433

Chemicals (4.1%):
Crompton Corp.                             175,000       1,124
Lubrizol Corp.                              58,900       1,862
Minerals Technologies, Inc.                 42,900       1,897
RPM, Inc.                                  127,400       1,575

                                                         6,458

Commercial Services (0.5%):
Plexus Corp. (b)                            71,508         728

Computers -- Integrated Systems (1.3%):
Diebold, Inc.                               49,877       1,994

Consulting Services (1.4%):
BearingPoint, Inc. (b)                     264,200       2,159

Electronic & Electrical -- General (1.0%):
Vishay Intertechnology, Inc. (b)           126,362       1,580

Electronics (2.2%):
Mettler-Toledo International, Inc. (b)      68,575       2,434
Parker-Hannifin Corp.                       27,600       1,123

                                                         3,557

Entertainment (0.9%):
Brunswick Corp.                             66,500       1,452

Financial & Insurance (4.9%):
AMBAC Financial Group, Inc.                 40,838       2,383
Fidelity National Financial, Inc.           41,625       1,432
PMI Group, Inc.                            129,848       4,002

                                                         7,817

Food Processing & Packaging (2.0%):
McCormick & Co., Inc.                       69,800       1,730
Sensient Technologies Corp.                 66,700       1,474

                                                         3,204

Security Description                        Shares       Value

Forest Products --
   Lumber & Paper (2.2%):
Bowater, Inc.                               45,300    $  1,763
Rayonier, Inc.                              35,000       1,763

                                                         3,526

Health Care (3.7%):
Health Management Associates, Inc.,
   Class A                                 146,349       2,498
Omnicare, Inc.                              72,148       1,913
Steris Corp. (b)                            67,599       1,534

                                                         5,945

Home Furnishings (2.3%):
Furniture Brands International, Inc. (b)   154,040       3,658

Instruments -- Scientific (0.7%):
Cytyc Corp. (b)                             89,000       1,175

Insurance -- Multi-Line (5.0%):
Aon Corp.                                  117,503       2,604
Horace Mann Educators Corp.                166,840       2,464
Protective Life Corp.                       98,984       2,845

                                                         7,913

Manufacturing -- Miscellaneous (2.9%):
Harsco Corp.                                63,001       2,172
Pentair, Inc.                               64,756       2,495

                                                         4,667

Medical Equipment & Supplies (3.0%):
Dentsply International, Inc.                77,000       2,884
Henry Schein, Inc. (b)                      44,600       1,924

                                                         4,808

Metals -- Fabrication (3.0%):
Kennametal, Inc.                            66,505       2,094
Worthington Industries, Inc.               193,500       2,599

                                                         4,693

Newspapers (2.2%):
A.H. Belo Corp.                            154,300       3,473

Office Equipment & Supplies (0.9%):
Herman Miller, Inc.                         84,000       1,469

Oil & Gas Exploration,
   Production & Services (4.4%):
Apache Corp.                                33,873       1,940
BJ Services Co. (b)                         39,798       1,453
Cooper Cameron Corp. (b)                    13,895         665
Noble Energy, Inc.                          39,500       1,311
Transocean, Inc.                            82,118       1,564

                                                         6,933

Oil Marketing & Refining (0.7%):
Valero Energy Corp.                         28,766       1,057

Pipelines (1.7%):
Questar Corp.                               89,900       2,715

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Special Value Fund                                              April 30, 2003
(Amounts in Thousands, Except Shares)                              (Unaudited)

Security Description                        Shares       Value

Railroads (1.1%):
Norfolk Southern Corp.                      80,550    $  1,708

Real Estate Investment Trusts (3.0%):
Duke Realty Corp.                          119,500       3,274
Simon Property Group, Inc.                  42,050       1,544

                                                         4,818

Restaurants (3.7%):
Brinker International, Inc. (b)            100,730       3,198
Wendy's International, Inc.                 91,000       2,643

                                                         5,841

Retail -- Apparel/Shoe (0.6%):
Talbots, Inc.                               35,500       1,017

Retail -- Discount (0.9%):
Dollar Tree Stores, Inc. (b)                59,000       1,502

Semiconductors (0.9%):
Integrated Device Technology, Inc. (b)      69,550         718
International Rectifier Corp. (b)           32,500         736

                                                         1,454

Software & Computer Services (2.8%):
BMC Software, Inc. (b)                     126,675       1,889
Jack Henry & Associates, Inc.               65,200         850
Veridian Corp. (b)                          88,185       1,675

                                                         4,414

Staffing (1.6%):
Manpower, Inc.                              76,500       2,515

Telecommunications -- Equipment (2.6%):
ADC Telecommunications, Inc. (b)           331,000         790
Harris Corp.                               119,700       3,419

                                                         4,209

Textiles (1.2%):
Mohawk Industries, Inc. (b)                 33,000       1,831

Tools & Hardware Manufacturing (0.7%):
Snap-on, Inc.                               36,300       1,065

Trucking & Leasing (0.7%):
CNF Transportation, Inc.                    35,914    $  1,090

Utilities -- Electric (4.2%):
Cinergy Corp.                               97,900       3,342
SCANA Corp.                                105,858       3,360

                                                         6,702

Utilities -- Natural Gas (1.8%):
KeySpan Corp.                               85,250       2,887

Total Common Stocks (Cost $120,407)                    139,607

Depositary Receipts (3.1%)

Biotech Holders Trust                       27,625       2,809
Midcap Spyder Trust Series 1                27,000       2,166

Total Depositary Receipts (Cost $5,098)                  4,975

Mutual Funds (1.4%)

iShares S&P 400 Midcap BARRA
   Value Index Fund                         27,000       2,183

Total Mutual Funds (Cost $2,041)                         2,183

Total Investments (Cost $138,544) (a) -- 99.2%         157,763

Other assets in excess of liabilities -- 0.8%            1,194

NET ASSETS -- 100.0%                                  $158,957

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                            $22,987
    Unrealized depreciation                             (3,768)

    Net unrealized appreciation                        $19,219

(b) Non-income producing securities

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Small Company Opportunity Fund                                  April 30, 2003
(Amounts in Thousands, Except Shares)                              (Unaudited)

                                           Shares or
                                           Principal
Security Description                        Amount       Value

Commercial Paper (3.9%)

General Electric Capital Corp.,
   1.37%, 5/1/03                          $  4,255    $  4,255

Total Commercial Paper (Cost $4,255)                     4,255

Common Stocks (97.1%)

Aerospace/Defense Equipment (1.9%):
Teledyne Technologies, Inc. (b)             81,900       1,153
Triumph Group, Inc. (b)                     36,450         958

                                                         2,111

Apparel (2.5%):
AnnTaylor Stores Corp. (b)                  38,500         911
Phillips-Van Heusen Corp.                  136,350       1,811

                                                         2,722

Apparel & Footwear (1.5%):
Timberland Co. (b)                          33,148       1,657

Automotive Parts (1.0%):
BorgWarner, Inc.                            18,600       1,091

Banks (8.9%):
Chemical Financial Corp.                    46,606       1,373
Chittenden Corp.                            49,500       1,339
Community First Bankshares, Inc.            39,700       1,069
Mercantile Bankshares Corp.                 40,800       1,564
National Penn Bancshares, Inc.              39,244       1,168
R&G Financial Corp.                         64,700       1,752
UMB Financial Corp.                         35,900       1,420

                                                         9,685

Biotechnology (2.6%):
Bio-Rad Laboratories, Inc., Class A (b)     27,501       1,286
BioReliance Corp. (b)                       13,868         276
Genencor International, Inc. (b)            50,400         557
Nabi Biopharmaceuticals (b)                121,472         760

                                                         2,879

Brokerage Services (0.8%):
Gabelli Asset Management, Inc.,
   Class A (b)                              28,900         903

Building Materials (3.6%):
ABM Industries, Inc.                        86,200       1,194
Ameron International Corp.                  16,000       1,075
Genlyte Group, Inc. (b)                     43,100       1,626

                                                         3,895

Chemicals (2.5%):
Quaker Chemical Corp.                       61,200       1,367
Spartech Corp.                              61,000       1,321

                                                         2,688

Computers & Peripherals (2.1%):
Avocent Corp. (b)                           38,100       1,129
Imation Corp. (b)                           33,200       1,138

                                                         2,267

Security Description                        Shares       Value

Construction (0.9%):
EMCOR Group, Inc. (b)                       19,500    $    996

Consulting Services (1.5%):
Maximus, Inc. (b)                           65,950       1,589

Consumer Products (1.2%):
American Greetings Corp., Class A (b)       92,650       1,349

Distribution/Wholesale (2.1%):
United Stationers, Inc. (b)                 44,200       1,199
Watsco, Inc.                                70,900       1,098

                                                         2,297

Electronics (3.8%):
Benchmark Electronics, Inc. (b)             33,800         877
C&D Technologies, Inc.                      67,400         896
Methode Electronics, Inc., Class A         112,800       1,185
OSI Systems, Inc. (b)                       36,900         558
Technitrol, Inc. (b)                        42,000         663

                                                         4,179

Entertainment (1.5%):
Argosy Gaming Co. (b)                       82,300       1,676

Food Distributors, Supermarkets
   & Wholesalers (0.9%):
Ruddick Corp.                               71,600         953

Food Processing & Packaging (1.1%):
J & J Snack Foods Corp. (b)                 38,400       1,203

Forest Products --
   Lumber & Paper (1.1%):
Chesapeake Corp.                            64,800       1,164

Health Care (2.3%):
Coventry Health Care, Inc. (b)              34,200       1,396
Sunrise Assisted Living, Inc. (b)           42,000       1,134

                                                         2,530

Home Building (0.8%):
Meritage Corp. (b)                          24,300         927

Insurance (7.0%):
Alfa Corp.                                 143,300       1,850
Commerce Group, Inc.                        15,676         581
Delphi Financial Group, Inc.                46,150       2,033
State Auto Financial Corp.                  94,358       1,774
Triad Guaranty, Inc. (b)                    36,499       1,454

                                                         7,692

Machine -- Diversified (2.7%):
Briggs & Stratton Corp.                     31,300       1,413
Gardner Denver, Inc. (b)                    78,100       1,549

                                                         2,962

Manufacturing -- Miscellaneous (1.1%):
Matthews International Corp.                52,053       1,226

Media (0.9%):
Liberty Corp.                               23,300       1,029

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Small Company Opportunity Fund                                  April 30, 2003
(Amounts in Thousands, Except Shares)                              (Unaudited)

Security Description                        Shares       Value

Medical Equipment & Supplies (1.8%):
IDEXX Laboratories, Inc. (b)                13,700    $    534
PolyMedica Corp.                            38,600       1,438

                                                         1,972

Metals -- Fabrication (3.5%):
CIRCOR International, Inc.                  94,800       1,550
Kaydon Corp.                                54,971       1,226
Mueller Industries, Inc. (b)                39,870       1,019

                                                         3,795

Networking Products (1.1%):
Anixter International, Inc. (b)             50,100       1,151

Office Equipment & Supplies (4.2%):
Global Imaging Systems, Inc. (b)            71,600       1,325
John H. Harland Co.                         70,900       1,698
New England Business Service, Inc.          63,550       1,617

                                                         4,640

Oil & Gas Exploration,
   Production & Services (1.1%):
Patina Oil & Gas Corp.                      35,800       1,236

Oil Marketing & Refining (1.0%):
Holly Corp.                                 36,535       1,041

Oilfield Services & Equipment (0.9%):
Lufkin Industries, Inc.                     44,350         984

Pharmaceuticals (1.5%):
Perrigo Co.                                105,800       1,625

Real Estate Investment Trusts (5.9%):
Bedford Property Investors, Inc.            52,100       1,389
Brandywine Realty Trust                     40,200         896
Mid-Atlantic Realty Trust                   56,900       1,054
Mills Corp.                                 29,000         927
Parkway Properties, Inc.                    35,650       1,377
PS Business Parks, Inc.                     25,801         803

                                                         6,446

Restaurants (1.1%):
Papa John's International, Inc. (b)         51,100       1,215

Retail -- Department Stores (0.8%):
Stage Stores, Inc. (b)                      40,000         837

Retail -- Specialty Stores (0.8%):
Dick's Sporting Goods, Inc. (b)             30,552         921

Rubber & Rubber Products (0.8%):
Bandag, Inc.                                26,100         910

Savings & Loans (5.3%):
FirstFed Financial Corp. (b)                47,050       1,529
Flagstar Bancorp, Inc.                      17,950         594
ITLA Capital Corp. (b)                      32,000       1,144
PFF Bancorp, Inc.                           41,200       1,388
Roslyn Bancorp, Inc.                        61,900       1,181

                                                         5,836

Semiconductors (2.1%):
DSP Group, Inc. (b)                         63,000    $  1,316
Lattice Semiconductor Corp. (b)            117,364       1,019

                                                         2,335

Software & Computer Services (1.5%):
NetIQ Corp. (b)                             98,100       1,352
Syntel, Inc. (b)                            22,362         335

                                                         1,687

Telecommunications (1.0%):
Commonwealth Telephone Enterprises,
   Inc. (b)                                 28,500       1,133

Telecommunications -- Equipment (0.9%):
Tollgrade Communications, Inc. (b)          64,300         933

Trucking & Leasing (1.2%):
Landstar System, Inc. (b)                   20,700       1,286

Utilities -- Electric (1.7%):
Black Hills Corp.                           39,181       1,115
Cleco Corp.                                 46,500         698

                                                         1,813

Utilities -- Natural Gas (2.6%):
AGL Resources, Inc.                         44,400       1,142
Energen Corp.                               52,450       1,721

                                                         2,863

Total Common Stocks (Cost $91,513)                     106,329

Total Investments (Cost $95,768) (a) -- 101.0%         110,584

Liabilities in excess of other assets -- (1.0)%        (1,130)

NET ASSETS -- 100.0%                                  $109,454

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                            $17,531
    Unrealized depreciation                             (2,715)

    Net unrealized appreciation                        $14,816

(b) Non-income producing securities.

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
International Fund                                              April 30, 2003
(Amounts in Thousands, Except Shares)                              (Unaudited)

Security Description                        Shares       Value

Common Stocks (96.2%)

Australia (2.2%):
Commercial Services (0.9%):
Mayne Group Ltd.                           217,400     $   403

Mining (1.3%):
BHP Billiton Ltd.                          111,324         629

Total Australia                                          1,032

Brazil (0.5%):
Mining (0.5%):
Compenhia Vale do Rio Doce, ADR              9,630         254

Total Brazil                                               254

Britain (19.4%):
Advertising (1.3%):
WPP Group PLC                               83,600         595

Aerospace/Defense (0.8%):
BAE Systems PLC                            184,350         374

Banks (4.0%):
Abbey National PLC                          88,310         627
HSBC Holdings PLC                           56,500         618
Lloyds TSB Group PLC                        91,810         604

                                                         1,849

Building Materials (1.1%):
Hanson PLC                                  92,730         519

Chemicals -- Diversified (0.3%):
Imperial Chemical Industries PLC            65,720         136

Commercial Services (0.9%):
Brambles Industries PLC                    142,978         425

Food Distributors, Supermarkets
   & Wholesalers (1.3%):
J Sainsbury PLC                            159,130         601

Manufacturing (1.8%):
Unilever PLC                                88,590         871

Manufacturing -- Diversified (1.1%):
Invensys PLC                               232,070          55
Smiths Group PLC                            43,380         464

                                                           519

Medical Products (1.0%):
Amersham PLC                                68,470         492

Oil-Integrated Companies (1.0%):
Shell Transport & Trading Co. PLC           77,020         461

Pharmaceuticals (1.2%):
Shire Pharmaceuticals Group PLC (b)         88,140         566

Publishing (1.1%):
United Business Media PLC                  126,060         504

Retail (1.0%):
Marks & Spencer Group PLC                  104,480         487

Safety Products (1.1%):
Kidde PLC                                  462,290         532

Telecommunications (0.4%):
Cable & Wireless PLC                       172,670     $   208

Total Britain                                            9,139

Canada (4.9%):
Aluminum (0.7%):
Alcan, Inc.                                 11,590         339

Electronic & Electrical -- General (0.5%):
Celestica, Inc. (b)                         22,350         257

Mining (1.1%):
Barrick Gold Corp.                          34,100         518

Oil-Integrated Companies (0.9%):
Husky Energy, Inc.                          39,110         447

Telecommunications (1.7%):
BCE, Inc.                                   38,500         761

Total Canada                                             2,322

Cayman Islands (2.4%):
Insurance (2.4%):
ACE Ltd.                                    15,320         507
XL Capital Ltd. -- A Shares                  7,350         605

Total Cayman Islands                                     1,112

Chile (0.7%):
Utilities -- Telecommunications (0.7%):
Compania de Telecomunicaciones
   de Chile SA, ADR                         28,640         329

Total Chile                                                329

Finland (3.3%):
Oil-Integrated Companies (1.0%):
Fortum Oyj                                  66,280         476

Paper and Forest Products (2.3%):
Stora Enso Oyj -- R Shares                  53,640         587
UPM-Kymmene Oyj                             34,640         506

                                                         1,093

Total Finland                                            1,569

France (9.6%):
Aluminum (0.8%):
Pechiney SA -- A Shares                     13,510         390

Automotive (1.1%):
Valeo SA                                    18,790         538

Banks (1.4%):
Banque Nationale de Paris                   14,150         664

Insurance (1.2%):
Axa                                         37,730         573

Machinery (0.1%):
Alstom (b)                                  29,810          61

Oil & Gas Exploration,
   Production & Services (1.3%):
Total Fina SA, Class B                       4,517         592

Pharmaceuticals (1.5%):
Aventis SA                                  14,190         721

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
International Fund                                              April 30, 2003
(Amounts in Thousands, Except Shares)                              (Unaudited)

Security Description                      Shares       Value

Rubber -- Tires (1.3%):
Compagnie Generale des
   Etablissements Michelin                  16,060     $   594

Utilities -- Water (0.9%):
Suez SA                                     24,670         402

Total France                                             4,535

Germany (7.6%):
Automotive (1.1%):
Volkswagen AG                               15,320         537

Chemicals -- Diversified (2.4%):
BASF AG                                     14,730         651
Bayer AG                                    25,210         459

                                                         1,110

Human Resources (0.9%):
Adecco SA                                   11,500         441

Pharmaceuticals (0.5%):
Gehe AG                                      5,703         227

Transportation (1.2%):
Deutsche Post AG                            48,140         578

Utilities -- Electric (1.5%):
E.ON AG                                     14,660         695

Total Germany                                            3,588

Hong Kong (3.8%):
Diversified (1.2%):
Hutchison Whampoa Ltd.                      98,000         545

Electric Integrated (1.1%):
Hongkong Electric Holdings Ltd.            126,500         508

Real Estate (1.2%):
Cheung Kong Holdings Ltd.                  112,000         619

Telecommunications (0.3%):
China Mobile Ltd.                           60,600         122

Total Hong Kong                                          1,794

India (0.4%):
Software & Computer Services (0.4%):
Satyam Computer Services Ltd.               26,410         203

Total India                                                203

Israel (0.7%):
Internet Security (0.7%):
Check Point Software
   Technologies Ltd (b)                     20,280         319

Total Israel                                               319

Italy (2.8%):
Banks (1.2%):
Sanpaolo IMI SPA                            66,390         548

Oil-Integrated Companies (1.6%):
ENI SPA                                     52,660         750

Total Italy                                              1,298

Japan (10.7%):
Automotive (1.5%):
Denso Corp.                                 47,900         683

Brokerage Services (0.7%):
Nomura Securities Co. Ltd.                  34,000     $   337

Electronic & Electrical -- General (2.0%):
Hitachi Ltd.                               123,000         410
NEC Corp.                                   89,000         278
Sony Corp.                                   8,700         212

                                                           900

Insurance (1.3%):
Sompo Japan Insurance, Inc.                139,000         635

Pharmaceuticals (1.3%):
Ono Pharmaceutical Co. Ltd.                 21,000         627

Railroads (1.4%):
East Japan Railway Co.                         148         670

Transportation (1.2%):
Nippon Express Co. Ltd.                    154,000         575

Utilities -- Telecommunications (1.3%):
Nippon Telegraph & Telephone Corp.             168         589

Total Japan                                              5,016

Korea (1.7%):
Banks (0.4%):
Kookmin Bank, ADR                            7,144         197

Utilities -- Telecommunications (1.3%):
KT Corp., ADR                               28,850         584

Total Korea                                                781

Mexico (1.2%):

Utilities -- Telecommunications (1.2%):
Telefonos de Mexico SA, ADR                 18,200         550

Total Mexico                                               550

Netherlands (5.9%):
Chemicals -- Diversified (1.3%):
Akzo Nobel NV                               27,429         610

Diversified Operations (1.1%):
IHC Caland NV                               10,430         538

Electronic & Electrical -- General (1.7%):
Philips Electronics NV                      41,770         777

Financial Services (1.1%):
ING Groep N.V.                              31,730         515

Publishing (0.7%):
Wolters Kluwer NV                           27,110         353

Total Netherlands                                        2,793

New Zealand (1.3%):
Telecommunications (1.3%):
Telecom Corp. of New Zealand Ltd.          220,370         590

Total New Zealand                                          590

Singapore (0.6%):
Banks (0.6%):
DBS Group Holdings Ltd.                     53,640         263

Total Singapore                                            263


                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
International Fund                                              April 30, 2003
(Amounts in Thousands, Except Shares)                              (Unaudited)

Security Description                        Shares       Value

South Korea (1.7%):
Electronic & Electrical -- General (1.7%):
Samsung Electronics, GDR                     2,550     $   319
Samsung Electronics, GDR                     3,810         476

Total South Korea                                          795

Spain (5.6%):
Oil-Integrated Companies (1.4%):
Repsol YPF SA, ADR                          45,950         669

Utilities -- Electric (2.9%):
Endesa SA, ADR                              41,630         593
Iberdrola SA                                46,590         750

                                                         1,343

Utilities -- Telecommunications (1.3%):
Telefonica SA, ADR (b)                      18,971         631

Total Spain                                              2,643

Sweden (3.2%):
Automotive (1.5%):
Volvo AB, B Shares                          34,335         686

Banks (1.7%):
Nordea AB                                  157,750         831

Total Sweden                                             1,517

Switzerland (6.0%):
Banks (1.2%):
UBS AG, Registered                          11,430         542

Chemical -- Specialty (0.5%):
Clariant AG                                 21,770         243

Food Processing & Packaging (1.2%):
Nestle SA, Registered                        2,660         542

Insurance (1.5%):
Swiss Re                                    11,140         728

Machinery (1.6%):
Atlas Copco AB, A Shares                    31,460         764

Total Switzerland                                        2,819

Total Common Stocks (Cost $53,725)                      45,261


                                         Principal
Security Description                       Amount        Value

Time Deposit (2.8%)

Deutsche Bank, 1.32%, 5/1/2003            $  1,340     $ 1,340

Total Time Deposit (Cost $1,340)                         1,340

Total Investments (Cost $55,065) (a) -- 99.0%           46,601

Other assets in excess of liabilities -- 1.0%              489

NET ASSETS -- 100.0%                                   $47,090

(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $  1,880
    Unrealized depreciation                            (10,344)

    Net unrealized depreciation                       $ (8,464)

(b) Non-income producing securities.

ADR -- American Depositary Receipts

GDR -- Global Depositary Receipts

At April 30, 2003, the Fund's open forward foreign currency contracts were as follows:

                                                   Unrealized
                      Delivery  Contract  Market  Appreciation/
Currency                Date      Value    Value  Depreciation

Short Contracts:
Euro Dollar            5/2/03     $14      $14         --
New Zealand Dollar     5/2/03       8        8         --

Total Short Contracts             $22      $22         --

                      See notes to financial statements.


                                          Statements of Assets and Liabilities
The Victory Portfolios                                          April 30, 2003
(Amounts in Thousands, Except Per Share Amounts)                   (Unaudited)


                                                                                                       Small
                                                                                     Special          Company
                                                                                      Value         Opportunity      International
                                                                                      Fund             Fund               Fund

ASSETS:
Investments, at value (Cost $138,544; $95,768; $55,065)                             $157,763          $110,584         $ 46,601
Collateral received for securities on loan                                            37,711            20,110               --
Cash                                                                                      50                50               54
Foreign currency, at value (Cost $0; $0; $14)                                             --                --               14
Interest and dividends receivable                                                        175                69              303
Receivable from brokers for investments sold                                           2,752               612                8
Receivable from affiliates                                                                 4                14               --
Reclaims receivable                                                                       --                --              243
Prepaid expenses and other assets                                                         14                67               12

         Total Assets                                                                198,469           131,506           47,235

LIABILITIES:
Payable to brokers for investments purchased                                           1,611             1,751               --
Payable for return of collateral received                                             37,711            20,110               --
Accrued expenses and other payables
     Investment advisory fees                                                             95                49               66
     Administration fees                                                                   2                 1               --
     Custodian fees                                                                       12                 2               41
     Accounting fees                                                                       6                 7                7
     Transfer agent fees                                                                  10                33               26
     Shareholder service fees -- Class A                                                  35                 3               --
     Shareholder service fees and 12b-1 fees -- Class R                                    1                92                5
     Other                                                                                29                 4               --

          Total Liabilities                                                           39,512            22,052              145

NET ASSETS:
Capital                                                                              155,326            92,234           95,908
Accumulated net investment income                                                          5              (190)             106
Net unrealized appreciation (depreciation)
   from investments                                                                   19,219            14,816           (8,464)
Net unrealized appreciation from translation
   of assets and liabilities in foreign currencies                                        --                --               39
Accumulated net realized gains (losses) from
   investments and foreign currency transactions                                     (15,593)            2,594          (40,499)

         Net Assets                                                                 $158,957          $109,454         $ 47,090

Net Assets
     Class A                                                                        $157,232          $ 36,425         $ 34,556
     Class C                                                                              15                 1               --
     Class R                                                                           1,710            73,028           12,534

         Total                                                                      $158,957          $109,454         $ 47,090

Outstanding units of beneficial interest (shares)
     Class A                                                                          13,244             1,635            4,890
     Class C                                                                               1                --<F1>           --
     Class R                                                                             145             3,316            1,799

         Total                                                                        13,390             4,951            6,689

Net Asset Value
     Redemption price per share -- Class A                                          $  11.87          $  22.28         $   7.07
     Offering and redemption price per share -- Class C <F2>                        $  11.86          $  21.99               --
     Offering and redemption price per share -- Class R                             $  11.80          $  22.02         $   6.97

Maximum sales charge -- Class A                                                         5.75%             5.75%            5.75

Maximum offering price per share
   (100%/(100%-maximum sales charge) of net
   asset value adjusted to nearest cent) -- Class A                                 $  12.59          $  23.64         $   7.50


<F1> Rounds to less than 1,000.

<F2> Redemption price per share varies by length of time shares are held.



                      See notes to financial statements.


                                                      Statements of Operations
The Victory Portfolios                 For the Six Months Ended April 30, 2003
(Amounts in Thousands)                                             (Unaudited)


                                                                                                        Small
                                                                                     Special           Company
                                                                                      Value          Opportunity     International
                                                                                      Fund              Fund             Fund

Investment Income:
Interest income                                                                      $    46           $   23           $    12
Dividend income                                                                        1,325              569               781
Foreign tax withholding                                                                   --               --               (87)
Income from securities lending                                                            20               26                --

     Total Income                                                                      1,391              618               706

Expenses:
Investment advisory fees                                                                 642              337               289
Administration fees                                                                      103               63                32
Shareholder service fees -- Class A                                                      212               45                51
Shareholder service fees and 12b-1 fees -- Class R                                         4              173                30
Accounting fees                                                                           37               29                32
Custodian fees                                                                            26               20                76
Legal and audit fees                                                                       8                5                10
Trustees' fees and expenses                                                                4                3                 2
Transfer agent fees                                                                       30               94                54
Registration and filing fees                                                              14               14                15
Printing fees                                                                              1                3                 3
Other                                                                                      4                2                 2

     Total Expenses                                                                    1,085              788               596

Expenses voluntarily reduced by adviser and administrator                                 --              (50)              (15)

     Expenses before reimbursement from administrator                                  1,085              738               581
     Expenses reimbursed by administrator                                                (14)             (45)               (6)

     Net Expenses                                                                      1,071              693               575

Net Investment Income (Loss)                                                             320              (75)              131

Realized/Unrealized Gains (Losses)
   from Investments and Foreign Currencies:
Net realized gains (losses) from investment transactions                              (9,799)           3,617            (2,993)
Net realized losses from foreign currency transactions                                    --               --               (26)
Net change in unrealized appreciation/depreciation from investments                   16,560            3,003             4,361
Net change in unrealized appreciation/depreciation from translation
   of assets and liabilities in foreign currencies                                        --               --            (2,854)

Net realized/unrealized gains (losses) from investments,
   futures and foreign currencies                                                      6,761            6,620            (1,512)

Change in net assets resulting from operations                                       $ 7,081           $6,545           $(1,381)


                      See notes to financial statements.


The Victory Portfolios                     Statements of Changes in Net Assets
Amounts in Thousands)


                                                       Special                     Small Company               International
                                                     Value Fund                  Opportunity Fund                  Fund

                                                  Six                            Six                           Six
                                                Months           Year          Months            Year        Months       Year
                                                 Ended           Ended          Ended            Ended        Ended       Ended
                                               April 30,      October 31,     April 30,       October 31,   April 30,  October 31,
                                                 2003            2002           2003             2002         2003        2002
                                              (Unaudited)                    (Unaudited)                   (Unaudited)

From Investment Activities:
Operations:
     Net investment income (loss)             $     320        $     340      $    (75)       $     (20)    $    131    $    (288)
     Net realized gains (losses) from
       investment transactions                   (9,799)          (3,436)        3,617            1,229       (2,993)     (10,981)
     Net realized losses from foreign
       currency transactions                         --               --            --               --          (26)        (952)
     Net change in unrealized appreciation/
       depreciation from investments             16,560           (4,012)        3,003           (2,121)       4,361         (408)
     Net change in unrealized appreciation/
       depreciation from translation
       of assets and liabilities in
       foreign currencies                            --               --            --               --       (2,854)          22

Change in net assets resulting
       from operations                            7,081           (7,108)        6,545             (912)      (1,381)     (12,607)

Distributions to Shareholders:
     From net investment income:
         Class A                                   (385)            (346)          (48)             (11)          --           --
         Class C                                     --<F1><F2>       --            --<F1><F2>       --           --           --
         Class R                                     (2)              --<F1>       (67)              --           --           --
     From net realized gains from investment
       transactions and foreign currencies           --          (21,685)           --          (10,489)          --           --
     Tax return of capital                           --              (70)           --               --           --           --

Change in net assets from
   distributions to shareholders                   (387)         (22,101)         (115)         (10,500)          --           --

Capital Transactions:
     Proceeds from shares issued                 74,904          219,313        12,461          141,789       22,061      165,978
     Dividends reinvested                           315           18,523            91            8,491           --           --
     Cost of shares redeemed                   (129,149)        (204,842)      (23,778)        (142,745)     (33,439)    (191,023)

Change in net assets from capital
     transactions                               (53,930)          32,994       (11,226)           7,535      (11,378)     (25,045)

Change in net assets                            (47,236)           3,785        (4,796)          (3,877)     (12,759)     (37,652)

Net Assets:
     Beginning of period                        206,193          202,408       114,250          118,127       59,849       97,501

     End of period                            $ 158,957        $ 206,193      $109,454        $ 114,250     $ 47,090    $  59,849

Share Transactions:
     Issued                                       6,481           17,264           592            6,220        3,161       19,119
     Reinvested                                      28            1,514             5              395           --           --
     Redeemed                                   (11,142)         (16,345)       (1,124)          (6,310)      (4,848)     (22,010)

Change in Shares                                 (4,633)           2,433          (527)            305       (1,687)      (2,891)


<F1> Rounds to less than $1,000.

<F2> Class C Shares commenced operations on March 1, 2003.



                      See notes to financial statements.


The Victory Portfolios                                    Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                              Special Value Fund

                                                                                Class A Shares

                                                 Six
                                               Months         Year           Year          Year           Year           Year
                                                Ended         Ended          Ended         Ended          Ended          Ended
                                              April 30,    October 31,    October 31,   October 31,    October 31,    October 31,
                                                2003          2002           2001          2000           1999           1998
                                             (Unaudited)

Net Asset Value, Beginning of Period           $  11.44      $  12.98       $  16.02      $  13.09       $  13.64       $  16.68

Investment Activities:
     Net investment income                         0.02          0.02           0.03          0.06           0.07           0.09
     Net realized and unrealized gains
       (losses) on investments                     0.44         (0.13)         (0.60)         3.68           0.04          (1.79)

         Total from Investment Activities          0.46         (0.11)         (0.57)         3.74           0.11          (1.70)

Distributions
     Net investment income                        (0.03)        (0.02)         (0.04)        (0.06)         (0.08)         (0.09)
     Net realized gains                              --         (1.41)         (2.43)        (0.75)         (0.58)         (1.25)
     Tax return of capital                           --            --<F2>         --            --             --             --

         Total Distributions                      (0.03)        (1.43)         (2.47)        (0.81)         (0.66)         (1.34)

Net Asset Value, End of Period                 $  11.87      $  11.44       $  12.98      $  16.02       $  13.09       $  13.64

Total Return (excludes sales charges)              4.01%<F3>    (1.57)%        (3.79)%       29.94%          0.80%        (11.22)%

Ratios/Supplemental Data:
Net Assets at end of period (000)              $157,232      $204,547       $201,734      $214,293       $232,272       $346,962
Ratio of expenses to
   average net assets                              1.25%<F4>     1.26%          1.30%         1.32%          1.43%          1.40%
Ratio of net investment income
   (loss) to average net assets                    0.38%<F4>     0.15%          0.22%         0.43%          0.51%          0.56%
Ratio of expenses to
   average net assets<F1>                          <F6>          <F6>           <F6>          1.38%          1.53%          1.51%
Ratio of net investment income
   (loss) to average net assets<F1>                <F6>          <F6>           <F6>          0.37%          0.41%          0.45%
Portfolio turnover<F5>                               26%           82%            89%           65%            43%            44%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Less than $0.01 per share.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F6> There were no voluntary fee reductions during the period.



                      See notes to financial statements.


The Victory Portfolios                         Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                                 Special Value Fund

                                                  Class C Shares                            Class R Shares

                                                     March 1,           Six                                         December 21,
                                                       2003           Months           Year            Year             1999
                                                      through          Ended           Ended           Ended           through
                                                     April 30,       April 30,      October 31,     October 31,      October 31,
                                                     2003<F3>          2003            2002            2001           2000<F3>
                                                    (Unaudited)     (Unaudited)

Net Asset Value, Beginning of Period                  $11.21          $11.37           $12.93        $15.97          $ 12.48

Investment Activities:
     Net investment income (loss)                         --<F5>          --<F5>        (0.01)        (0.02)<F2>        0.02
     Net realized and unrealized gains
       (losses) on investments                          0.67            0.44            (0.14)        (0.58)            3.51

         Total from Investment Activities               0.67            0.44            (0.15)        (0.60)            3.53

Distributions
     Net investment income                             (0.02)          (0.01)              --<F5>     (0.01)           (0.04)
     Net realized gains                                   --              --            (1.41)        (2.43)              --
     Tax return of capital                                --              --               --<F5>        --               --

         Total Distributions                           (0.02)          (0.01)           (1.41)        (2.44)           (0.04)

Net Asset Value, End of Period                        $11.86          $11.80           $11.37        $12.93          $ 15.97

Total Return                                            5.97%<F6><F9>   3.88%<F6>       (1.90)%       (3.99)%          28.34%<F6>

Ratios/Supplemental Data:
Net Assets at end of period (000)                     $   15          $1,710           $1,646        $  674          $   133
Ratio of expenses to
   average net assets<F4>                               2.00%<F7>       1.60%<F7>        1.60%         1.60%            1.59%<F7>
Ratio of net investment income
   (loss) to average net assets<F4>                    (0.77)%<F7>     (0.02)%<F7>      (0.19)%       (0.16)%           0.08%<F7>
Ratio of expenses to
   average net assets<F1>                               8.44%<F7>       3.17%<F7>        3.67%         5.34%           23.11%<F7>
Ratio of net investment income
   (loss) to average net assets<F1>                    (7.21)%<F7>     (1.59)%<F7>      (2.26)%       (3.90)%         (21.44)%<F7>
Portfolio turnover<F8>                                    26%             26%              82%           89%              65%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Effective March 1, 2002, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses (excluding certain items) of Class R Shares of the Fund do not exceed 2.00% until at least February 28, 2012. Also, effective March 1, 2003, the Adviser agreed to waive its management fees and to reimburse expenses, as allowed by law, so that the net operating expenses (excluding certain items) of Class C Shares of the Fund do not exceed 2.20% until at least February 28, 2013.

<F5> Less than $0.01 per share.

<F6> Not annualized.

<F7> Annualized.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F9> Excludes deferred sales charge.



                      See notes to financial statements.


The Victory Portfolios                                    Financial Highlights
For a Share Outstanding Throughout Each Period

                                                                      Small Company Opportunity Fund

                                                                    Class A Shares                               Class C Shares

                                         Six                                            April 1,     March 26,    March 1,
                                       Months         Year       Year        Year         1999         1999        2003
                                        Ended         Ended      Ended       Ended         to           to        through
                                      April 30,    October 31,October 31, October 31,  October 31,   March 31,   April 30,
                                        2003          2002       2001        2000         1999     1999<F2><F3>  2003<F2>
                                     (Unaudited)                                                                (Unaudited)

Net Asset Value,
  Beginning of Period                   $ 20.99       $ 22.92    $ 26.34   $ 21.08    $ 20.71      $ 20.23     $ 20.31

Investment Activities:
     Net investment income (loss)          0.01          0.09       0.07     (0.03)     (0.01)          --       (0.05)
     Net realized and unrealized gains
       (losses) on investments             1.31          0.04      (2.09)     5.29       0.38         0.48        1.76

         Total from
           Investment Activities           1.32          0.13      (2.02)     5.26       0.37         0.48        1.71

Distributions
     Net investment income                (0.03)        (0.01)     (0.03)       --         --           --       (0.03)
     Net realized gains                      --         (2.05)     (1.37)       --         --           --          --

         Total Distributions              (0.03)        (2.06)     (1.40)       --         --           --       (0.03)

Net Asset Value, End of Period          $ 22.28       $ 20.99    $ 22.92   $ 26.34    $ 21.08      $ 20.71     $ 21.99

Total Return (excludes sales charges)      6.30%<F4>     0.29%     (8.01)%   24.95%      1.79%<F4>    2.37%<F4>   9.75%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)       $36,425       $43,769    $36,312   $28,545    $51,599      $64,587     $     1
Ratio of expenses to
   average net assets                      1.13%<F5>     1.09%      0.96%     1.15%      0.98%<F5>    0.98%<F5>   2.00%<F5><F7>
Ratio of net investment income
   (loss) to average net assets            0.06%<F5>     0.34%      0.30%    (0.14)%     0.09%<F5>    1.50%<F5>  (1.58)%<F5><F7>
Ratio of expenses to
   average net assets<F1>                  1.23%<F5>     1.17%      1.18%     1.25%      1.17%<F5>    1.19%<F5>  59.29%<F5>
Ratio of net investment income
   (loss) to average net assets<F1>       (0.04)%<F5>    0.26%      0.08%    (0.24)%    (0.28)%<F5>   1.29%<F5> (58.87)%<F5>
Portfolio turnover<F6>                       29%           60%        58%       28%        16%          30%         29%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective March 26, 1999, the Gradison Opportunity Value Fund merged into the Victory Special Growth Fund. Concurrent with the merger the Fund was renamed Victory Small Company Opportunity Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> Effective March 1, 2003, the Adviser agreed to waive its management fees and to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.20% until at least February 28, 2013.



                      See notes to financial statements.


The Victory Portfolios                         Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                   Small Company Opportunity Fund

                                                                            Class R Shares

                                            Six                                              April 1,
                                          Months        Year         Year         Year         1999         Year          Year
                                           Ended        Ended        Ended        Ended         to          Ended         Ended
                                         April 30,   October 31,  October 31,  October 31,  October 31,   March 31,     March 31,
                                           2003         2002         2001         2000         1999       1999<F2>        1998
                                        (Unaudited)

Net Asset Value,
   Beginning of Period                    $ 20.77       $ 22.80    $ 26.26       $ 21.04    $  20.71      $  27.89      $  22.77

Investment Activities:
     Net investment income (loss)           (0.03)        (0.05)     (0.01)        (0.08)      (0.06)         0.10          0.23
     Net realized and unrealized gains
       (losses) on investments               1.30          0.07      (2.08)         5.30        0.39         (6.06)         8.72

         Total from
           Investment Activities             1.27          0.02      (2.09)         5.22        0.33         (5.96)         8.95

Distributions
     Net investment income                  (0.02)           --         --<F3>        --          --         (0.14)        (0.27)
     Net realized gains                        --         (2.05)     (1.37)           --          --         (1.08)        (3.56)

         Total Distributions                (0.02)        (2.05)     (1.37)           --          --         (1.22)        (3.83)

Net Asset Value, End of Period            $ 22.02       $ 20.77    $ 22.80       $ 26.26    $  21.04      $  20.71      $  27.89

Total Return                                 6.12%<F4>    (0.21)%    (8.32)%       24.81%       1.59%<F4>   (22.08)%       42.02%

Ratios/Supplemental Data:
Net Assets at end of period (000)         $73,028       $70,481    $81,815       $95,399    $105,415      $125,761      $175,684
Ratio of expenses to
   average net assets                        1.42%<F5>     1.61%      1.31%         1.30%       1.29%<F5>     1.30%         1.31%
Ratio of net investment income
   (loss) to average net assets             (0.25)%<F5>   (0.20)%    (0.05)%       (0.29)%      0.39%<F5>     0.41%         0.86%
Ratio of expenses to
   average net assets<F1>                    1.65%<F5>     1.70%      1.52%         1.40%       1.47%<F5>     <F7>          <F7>
Ratio of net investment income
   (loss) to average net assets<F1>         (0.48)%<F5>   (0.29)%    (0.26)%       (0.39)%     (0.58)%<F5>    <F7>          <F7>
Portfolio turnover<F6>                         29%           60%        58%           28%         16%           30%           42%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 26, 1999, the Gradison Opportunity Value Fund merged into the Victory Special Growth Fund. Concurrent with the merger the Fund was renamed Victory Small Company Opportunity Fund. Financial highlights prior to March 26, 1999 represent the Gradison Opportunity Value Fund.

<F3> Less than $0.01 per share.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> There were no fee reductions during the period.



                      See notes to financial statements.


The Victory Portfolios                                    Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                            International Fund

                                                                              Class A Shares

                                               Six
                                             Months         Year           Year          Year           Year          Year
                                              Ended         Ended          Ended         Ended          Ended         Ended
                                            April 30,    October 31,    October 31,   October 31,    October 31,   October 31,
                                              2003          2002           2001          2000           1999          1998
                                           (Unaudited)

Net Asset Value, Beginning of Period         $  7.16        $  8.67        $ 13.88      $  16.51       $  13.19     $  13.31

Investment Activities:
     Net investment income (loss)               0.02          (0.03)         (0.02)        (0.03)         (0.05)        0.07<F2>
     Net realized and unrealized gains
       (losses) on investments and
       foreign currency transactions           (0.11)         (1.48)         (3.51)        (0.76)          3.85         0.65

         Total from Investment Activities      (0.09)         (1.51)         (3.53)        (0.79)          3.80         0.72

Distributions
     Net investment income                        --             --             --            --             --        (0.06)
     Net realized gains                           --             --          (1.68)        (1.84)         (0.48)       (0.78)

         Total Distributions                      --             --          (1.68)        (1.84)         (0.48)       (0.84)

Net Asset Value, End of Period               $  7.07        $  7.16        $  8.67      $  13.88       $  16.51     $  13.19

Total Return (excludes sales charges)          (1.26)%<F3>   (17.42)%       (28.70)%       (6.20)%        29.43%        5.79%

Ratios/Supplemental Data:
Net Assets at end of period (000)            $34,556        $47,331        $74,977      $139,389       $149,193     $134,491
Ratio of expenses to
   average net assets                           2.06%<F4>      2.01%          1.82%         1.77%          1.75%        1.71%
Ratio of net investment income
   (loss) to average net assets                 0.57%<F4>     (0.32)%        (0.22)%       (0.17)%        (0.32)%       0.55%
Ratio of expenses to
   average net assets<F1>                       2.12%<F4>      2.19%          1.92%         1.82%          1.88%        1.82%
Ratio of net investment income
   (loss) to average net assets<F1>             0.51%<F4>     (0.50)%        (0.32)%       (0.22)%        (0.45)%       0.44%
Portfolio turnover<F5>                             5%           283%           124%           91%           106%          86%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                         Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                                 International Fund

                                                                                   Class R Shares

                                                       Six                                                         March 26,
                                                     Months           Year            Year           Year            1999
                                                      Ended           Ended           Ended          Ended          through
                                                    April 30,      October 31,     October 31,    October 31,     October 31,
                                                      2003            2002            2001           2000        1999<F2><F3>
                                                   (Unaudited)

Net Asset Value, Beginning of Period                 $  7.08          $  8.60         $ 13.80        $ 16.48        $ 13.73

Investment Activities:
     Net investment income (loss)                       0.01            (0.05)          (0.04)         (0.05)         (0.03)
     Net realized and unrealized gains
       (losses) on investments and
       foreign currency transactions                   (0.12)           (1.47)          (3.48)         (0.79)          2.78

         Total from Investment Activities              (0.11)           (1.52)          (3.52)         (0.84)          2.75

Distributions
     Net investment income                                --               --              --             --             --
     Net realized gains                                   --               --           (1.68)         (1.84)            --

         Total Distributions                              --               --           (1.68)         (1.84)            --

Net Asset Value, End of Period                       $  6.97          $  7.08         $  8.60        $ 13.80        $ 16.48

Total Return                                           (1.55)%<F4>     (17.67)%        (28.80)%        (6.55)%        20.03%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)                    $12,534          $12,518         $22,524        $35,620        $37,322
Ratio of expenses to
   average net assets                                   2.63%<F5>        2.18%           2.00%          2.00%          2.00%<F5>
Ratio of net investment income
   (loss) to average net assets                         0.27%<F5>       (0.51)%         (0.40)%        (0.39)%        (1.79)%<F5>
Ratio of expenses to
   average net assets<F1>                               2.78%<F5>        3.06%           2.37%          2.06%          2.24%<F5>
Ratio of net investment income
   (loss) to average net assets<F1>                     0.12%<F5>       (1.39)%         (0.77)%        (0.45)%        (2.03)%<F5>
Portfolio turnover<F6>                                     5%             283%            124%            91%           106%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective March 26, 1999, the Gradison International Fund merged into the
     Victory International Growth Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments
Balanced Fund                                         April 30, 2003
(Amounts in Thousands, Except Shares)                    (Unaudited)

                                           Principal
Security Description                        Amount       Value

Asset Backed Securities (2.5%)

CIT Equipment Collateral,
   Series 2001-A, Class A4,
   4.84%, 9/20/12                         $    270    $    282
Citibank Credit Card Issuance Trust,
   Series 2002-A1, Class A1,
   4.95%, 2/9/09                               200         215
CPL Transition Funding LLC,
   Series 2002-1, Class A1,
   3.54%, 1/15/07                              331         338
DVI Receivables Corp.,
   Series 2001-2, Class A4,
   4.61%, 11/11/09                             295         310
DVI Receivables Corp.,
   Series 2002-1, Class A3B,
   4.57%, 6/11/10                              270         280
Harley-Davidson Motorcycle Trust,
   Series 2002-1, Class A2,
   4.50%, 1/15/10                              220         231
Harley-Davidson Motorcycle Trust,
   Series 2002-2, Class A2,
   3.09%, 6/15/10                              140         144
Honda Auto Receivables Owner Trust,
   Series 2001-2, Class A4,
   5.09%, 10/18/06                             260         269
Navistar Financial Corp. Owner Trust,
   Series 2001-B, Class A4,
   4.37%, 11/17/08                             380         396
Norwest Asset Securities Corp.,
   Series 1998-8, Class A1,
   6.50%, 4/25/13                              482         488
Residential Asset Securities Corp.,
   Series 1999-KS3, Class AI3,
   7.18%, 1/25/25                               27          27
Structured Asset Securities Corp.,
   Series 2001-8A, Class 1A1,
   8.00%, 5/25/31                              250         259

Total Asset Backed Securities (Cost $3,165)              3,239

Collateralized Mortgage Obligations (2.6%)

Bank of America-First Union National
   Bank Commercial Mortgage,
   Series 2001-3, Class A2,
   5.46%, 4/11/37                              180         194
Federal Home Loan Mortgage Corp.,
   Structured Pass Through Securities,
   Series T-42, Class A5,
   7.50%, 2/25/42                              642         705
Federal National Mortgage Association,
   Grantor Trust,
   Series 2002-T16, Class A3,
   7.50%, 7/25/42                              962       1,056
First Union National Bank
   Commercial Mortgage,
   Series 2001-C2, Class A1,
   6.20%, 1/12/43                              339         372

                                           Shares or
                                           Principal
Security Description                        Amount       Value

Government National Mortgage Association,
   Series 2001-12, Class B,
   6.08%, 6/16/21                         $    235    $    260
Morgan Stanley Capital,
   Series 1998-HF1, Class A2,
   6.52%, 3/15/30                              370         418
Wachovia Asset Securitization, Inc.,
   Series 2002-1, Class 1A1,
   6.25%, 10/25/33                             380         390

Total Collateralized Mortgage Obligations (Cost $3,226)  3,395

Commercial Paper (1.4%)

General Electric Capital Corp.,
   1.37%, 5/1/03                             1,805       1,805

Total Commercial Paper (Cost $1,805)                     1,805

Common Stocks (63.8%)

Aerospace/Defense (0.6%):
Boeing Co.                                  28,900         788

Aluminum (1.1%):
Alcoa, Inc.                                 61,200       1,403

Apparel (0.6%):
Jones Apparel Group, Inc. (b)               30,000         856

Automotive Parts (0.4%):
Lear Corp. (b)                              13,000         517

Banks (5.4%):
Bank of America Corp.                       39,000       2,889
FleetBoston Financial Corp.                 42,000       1,114
PNC Financial Services Group, Inc.          29,100       1,277
SouthTrust Corp.                            50,000       1,343
Wells Fargo & Co.                           12,000         579

                                                         7,202

Beverages (1.2%):
PepsiCo, Inc.                               35,300       1,528

Building Materials (0.3%):
Masco Corp.                                 20,000         421

Chemicals -- General (1.4%):
Air Products & Chemicals, Inc. (b)          13,400         577
E.I. du Pont de Nemours & Co.               15,300         651
Praxair, Inc.                               10,900         633

                                                         1,861

Computers & Peripherals (3.0%):
Cisco Systems, Inc. (b)                    129,000       1,940
Hewlett-Packard Co.                         82,800       1,350
International Business Machines Corp.        8,000         679

                                                         3,969

Consumer Products (0.5%):
Procter & Gamble Co.                         7,500         674

Cosmetics & Toiletries (0.7%):
Kimberly-Clark Corp.                        17,300         861

Electrical Equipment (1.2%):
Emerson Electric Co.                        30,700       1,556


                   See notes to financial statements.

THE VICTORY PORTFOLIOS           Schedules of Investments--continued
Balanced Fund                                         April 30, 2003
(Amounts in Thousands, Except Shares)                    (Unaudited)

Security Description                        Shares       Value

Electronic & Electrical --
   General (3.0%):
Cinergy Corp.                               11,600    $    396
General Electric Co.                       119,300       3,513

                                                         3,909

Entertainment (0.6%):
Brunswick Corp.                             38,000         830

Financial Services (5.2%):
American Express Co.                        55,700       2,109
Citigroup, Inc.                             60,333       2,368
Fannie Mae                                  33,800       2,447

                                                         6,924

Food Processing & Packaging (0.6%):
Sara Lee Corp.                              45,500         763

Forest Products --
   Lumber & Paper (1.1%):
International Paper Co.                     11,000         393
MeadWestvaco Corp.                          45,000       1,062

                                                         1,455

Health Care (1.7%):
HCA, Inc.                                   40,500       1,300
Health Management Associates, Inc.          55,600         949

                                                         2,249

Heavy Machinery (0.3%):
Ingersoll-Rand Co.                           8,000         353

Insurance -- Multi-Line (2.2%):
American International Group, Inc.          30,430       1,763
Aon Corp.                                   10,000         222
Lincoln National Corp.                      28,000         895

                                                         2,880

Insurance -- Property,
   Casualty, Health (1.3%);
Chubb Corp.                                  7,000         370
St. Paul Cos., Inc.                         40,000       1,374

                                                         1,744

Manufacturing -- Miscellaneous (0.5%):
Honeywell International, Inc.               30,400         717

Media (3.2%):
AOL Time Warner, Inc. (b)                  131,200       1,795
Viacom, Inc. (b)                            55,000       2,387

                                                         4,182

Medical Supplies (0.5%):
Becton, Dickinson & Co.                     20,000         708

Newspapers (0.9%):
Gannett Co., Inc.                           15,500       1,174

Oil & Gas Exploration,
   Production & Services (2.7%):
Amerada Hess Corp.                          11,400         515
Anadarko Petroleum Corp.                    20,000         888
ENSCO International, Inc.                   25,000    $    635
Transocean Sedco Forex, Inc.                51,500         981
Valero Energy Corp.                         13,000         478

                                                         3,497

Oil-Integrated Companies (3.4%):
BP PLC                                      45,000       1,734
ChevronTexaco Corp.                          8,921         560
ConocoPhillips                              31,169       1,568
Unocal Corp.                                22,600         626

                                                         4,488

Oilfield Services & Equipment (1.2%):
Baker Hughes, Inc.                          23,500         658
Schlumberger Ltd.                           23,000         964

                                                         1,622

Pharmaceuticals (5.1%):
Abbott Laboratories                         13,100         532
Eli Lilly & Co.                             10,000         638
Johnson & Johnson, Inc.                     15,400         868
Pfizer, Inc.                                96,420       2,965
Wyeth                                       39,600       1,724

                                                         6,727

Railroads (1.2%):
Union Pacific Corp.                         26,400       1,571

Restaurants (0.5%):
McDonald's Corp.                            40,000         684

Retail (0.7%):
Target Corp.                                27,400         916

Retail -- Department Stores (0.4%):
May Department Stores Co.                   25,400         549

Retail -- Specialty Stores (1.6%):
Home Depot, Inc.                            75,000       2,110

Semiconductors (0.7%):
Intel Corp.                                 50,300         926

Software & Computer Services (2.5%):
BMC Software, Inc. (b)                      45,000         671
Microsoft Corp.                            105,000       2,685

                                                         3,356

Telecommunication Services (1.3%):
Verizon Communications, Inc.                47,000       1,757

Telecommunications --
   Equipment (0.7%):
Motorola, Inc.                             110,000         870

Tobacco & Tobacco Products (0.4%):
Altria Group, Inc.                          16,700         514

Utilities -- Electric (2.2%):
Constellation Energy Group, Inc.            17,600         515
Exelon Corp.                                25,800       1,369
FPL Group, Inc.                             16,600       1,010

                                                         2,894


                    See notes to financial statements.

THE VICTORY PORTFOLIOS           Schedules of Investments--continued
Balanced Fund                                         April 30, 2003
(Amounts in Thousands, Except Shares)                    (Unaudited)

                                           Shares or
                                           Principal
Security Description                        Amount       Value

Utilities -- Telecommunications (1.7%):
Alltel Corp.                                32,500    $  1,522
SBC Communications, Inc.                    32,856         768

                                                         2,290

Total Common Stocks (Cost $77,058)                      84,295

Corporate Bonds (9.8%)

Aluminum (0.1%):
Alcoa, Inc.,
   5.38%, 1/15/13                         $    150         159

Banks (1.6%):
Bank of America Corp.,
   7.80%, 2/15/10                              260         316
Bank One Corp.,
   6.88%, 8/1/06                               175         198
BB&T Corp.,
   4.75%, 10/1/12                              176         179
Deutsche Bank Financial LLC,
   5.38%, 3/2/15                               140         147
European Investment Bank,
   7.13%, 9/18/06                              246         283
First Union National Bank,
   7.80%, 8/18/10                               58          71
Inter-American Development Bank,
   7.00%, 6/15/25                               38          46
International Bank for
   Reconstruction & Development,
   4.13%, 8/12/09                              302         316
Marshall & Ilsley Bank,
   4.13%, 9/4/07                                76          78
Southtrust Bank NA,
   4.75%, 3/1/13                               210         211
Wells Fargo Financial, Inc.,
   6.13%, 4/18/12                              240         272

                                                         2,117

Beverages (0.1%):
Anheuser-Busch Cos., Inc.,
   5.95%, 1/15/33                               67          71

Chemicals (0.4%):
Praxair, Inc.,
   6.38%, 4/1/12                               100         113
Rohm & Haas Co.,
   7.40%, 7/15/09                              300         357

                                                           470

Computers & Peripherals (0.4%):
Hewlett-Packard Co.,
   7.15%, 6/15/05                              130         143
Hewlett-Packard Co.,
   6.50%, 7/1/12                               100         112
International Business Machines Corp.,
   8.38%, 11/1/19                              214         282

                                                           537

                                           Principal
Security Description                        Amount       Value

Consumer Products (0.1%):
Proctor & Gamble Co.,
   4.30%, 8/15/08                         $     85    $     90

Electronic & Electrical -- General (0.1%):
Dominion Resources, Inc.,
   6.30%, 3/15/33                              165         172

Financial Services (2.5%):
Boeing Capital Corp.,
   6.50%, 2/15/12                              269         290
Caterpillar Financial Services Corp.,
   2.59%, 7/15/06                              205         205
CIT Group, Inc.,
   6.50%, 2/7/06                               155         168
Ford Motor Credit Co.,
   6.50%, 1/25/07                               95          97
Ford Motor Credit Co.,
   7.25%, 10/25/11                             110         110
General Electric Capital Corp.,
   6.75%, 3/15/32, MTN                         103         119
General Motors Acceptance Corp.,
   6.75%, 1/15/06                               77          81
General Motors Acceptance Corp.,
   6.88%, 9/15/11                              240         245
Goldman Sachs Group, Inc.,
   5.70%, 9/1/12                               235         250
Household Finance Corp.,
   7.00%, 5/15/12                              485         556
John Deere BV,
   5.88%, 4/6/06                               115         125
John Deere Capital Corp,
   7.00%, 3/15/12                              114         132
Lehman Brothers Holdings, Inc.,
   7.88%, 8/15/10                              110         132
Morgan Stanley Group, Inc.,
   6.88%, 3/1/07                                65          73
National Rural Utilities
   Cooperative Finance Corp.,
   5.75%, 8/28/09                              130         141
National Rural Utilities
   Cooperative Finance Corp.,
   8.00%, 3/1/32, MTN                          186         237
Verizon Global Funding Corp.,
   7.75%, 12/1/30                              211         261

                                                         3,222

Food Processing & Packaging (0.1%):
Kellogg Co.,
   6.60%, 4/1/11                                99         114
Sara Lee Corp.,
   6.13%, 11/1/32                               24          25

                                                           139

Food -- Distributors,
   Supermarkets, & Wholesalers (0.2%):
Albertson's, Inc.,
   6.55%, 8/1/04                               215         225


                     See notes to financial statements.

THE VICTORY PORTFOLIOS           Schedules of Investments--continued
Balanced Fund                                         April 30, 2003
(Amounts in Thousands, Except Shares)                    (Unaudited)

                                           Principal
Security Description                        Amount       Value

Forest Products --
   Lumber & Paper (0.3%):
International Paper Co.,
   6.75%, 9/1/11                          $    266    $    301
MeadWestvaco Corp.,
   6.80%, 11/15/32                              95         101

                                                           402

Governments -- Foreign (0.5%):
Province of Manitoba,
   4.25%, 11/20/06                             288         305
Province of Ontario,
   3.50%, 9/17/07                              227         232
Province of Ontario,
   5.50%, 10/1/08                              150         166

                                                           703

Insurance -- Multi-Line (0.1%):
Lincoln National Corp.,
   6.20%, 12/15/11                             155         167

Insurance -- Property,
   Casualty, Health (0.3%):
Chubb Corp.,
   6.00%, 11/15/11                             190         203
St. Paul Cos., Inc.,
   5.75%, 3/15/07                              178         189

                                                           392

Media (0.3%):
AOL Time Warner, Inc.,
   6.88%, 5/1/12                               100         109
AOL Time Warner, Inc.,
   7.70%, 5/1/32                                40          45
Time Warner, Inc.,
   8.11%, 8/15/06                               30          33
Viacom, Inc.,
   7.88%, 7/30/30                              165         215

                                                           402

Oil & Gas --
   Exploration & Production (0.3%):
Amerada Hess Corp.,
   7.30%, 8/15/31                              105         118
Kerr-McGee Corp.,
   6.88%, 9/15/11                               50          56
Union Oil Co. of California,
   7.50%, 2/15/29                              105         124
Valero Energy Corp.,
   7.50%, 4/15/32                              135         153

                                                           451

Pharmaceuticals (0.2%):
Wyeth,
   5.25%, 3/15/13                              215         225

Pipelines (0.3%):
Kinder Morgan Energy Partners LP,
   8.00%, 3/15/05                              328         362

Radio & Television (0.3%):
Comcast Cable Communications,
   7.13%, 6/15/13                         $    325    $    369

Railroads (0.2%):
Norfolk Southern Corp.,
   7.35%, 5/15/07                              141         162
Union Pacific Corp.,
   6.40%, 2/1/06                               115         125

                                                           287

Restaurants (0.1%):
McDonald's Corp,
   6.00%, 4/15/11                              105         115

Retail (0.0%):
Target Corp,
   5.38%, 6/15/09                               45          49

Telecommunications (0.1%):
Citizens Communications Co.,
   8.50%, 5/15/06                              111         129

Telecommunications -- Cellular (0.1%):
AT&T Wireless Services, Inc.,
   7.88%, 3/1/11                               135         156

Telecommunications -- Equipment (0.0%):
Motorola, Inc., 8.00%, 11/1/11                  46          53

Utilities -- Electric (0.7%):
Constellation Energy Group, Inc.,
   7.00%, 4/1/12                                90         103
Constellation Energy Group, Inc.,
   7.60%, 4/1/32                               206         246
Exelon Generation Co. LLC,
   6.95%, 6/15/11                              195         219
Wisconsin Energy Corp.,
   5.88%, 4/1/06                               342         372

                                                           940

Utilities -- Telecommunications (0.4%):
Alltel Corp.,
   7.88%, 7/1/32                               160         209
AT&T Corp.,
   7.30%, 11/15/11                              41          45
Cox Communications, Inc.,
   7.50%, 8/15/04                              100         107
Sprint Capital Corp.,
   6.13%, 11/15/08                             100         102

                                                           463

Total Corporate Bonds (Cost $12,034)                    12,867

U.S. Government Agencies (2.8%)

Business & Public Services (0.3%):
United Mexican States,
   4.63%, 10/8/08                              175         178
United Mexican States,
   6.38%, 1/16/13, MTN                         150         157

                                                           335


                   See notes to financial statements.

THE VICTORY PORTFOLIOS           Schedules of Investments--continued
Balanced Fund                                         April 30, 2003
(Amounts in Thousands, Except Shares)                    (Unaudited)

                                            Principal
Security Description                         Amount      Value

Federal Home Loan Bank (1.6%):
2.25%, 5/15/06                            $    295    $    296
3.50%, 4/22/08, Callable 10/22/04 @ 100        985         987
5.25%, 8/15/22                                 895         887

                                                         2,170

Federal National Mortgage
   Association (0.6%):
2.75%, 12/16/05,
   Callable 12/16/03 @ 100                     530         533
2.38%, 4/13/06                                 310         310

                                                           843

U.S. Government Loan Trust (0.3%):
U.S. Government Loan Trust --
   Israel, Series 1-B,
   8.50%, 4/1/06                               371         411

Total U.S. Government Agencies (Cost $3,703)             3,759

U.S. Government Mortgage Backed (13.8%)

Federal Home Loan
   Mortgage Corp. (2.6%):
5.50%, 10/1/17                               1,089       1,133
6.00%, 2/1/32                                  236         246
6.50%, 5/1/26-7/1/32                         1,117       1,166
7.00%, 10/1/28-4/1/32                          691         730
8.50%, 7/1/21-4/1/29                           142         155

                                                         3,430

Federal National Mortgage
   Association (9.6%):
5.50%, 12/1/17-2/1/33                        2,552       2,636
5.91%, 2/1/12                                  983       1,090
5.95%, 3/1/12                                  952       1,054
6.00%, 12/1/16-10/1/32                       2,173       2,270
6.50%, 8/1/17-7/1/32                         1,783       1,868
7.00%, 5/1/22-9/1/31                           557         592
7.50%, 3/1/27                                  207         222
8.00%, 6/1/12-3/1/30                         1,801       1,958
8.50%, 11/1/17                                  39          42
9.50%, 10/1/21                                 112         125
10.00%, 11/1/13                                198         222
10.50%, 11/1/13                                214         241
11.00%, 11/1/13                                264         301

                                                        12,621

Government National
   Mortgage Assoc. (1.6%):
6.50%, 7/15/28-10/15/31                        448         470
7.00%, 12/15/25-8/15/32                        734         780
8.50%, 12/15/17                                434         480
9.50%, 7/15/09-7/15/25                         369         415

                                                         2,145

Total U.S. Government Mortgage Backed (Cost $17,558)    18,196

U.S. Treasury Obligations (3.0%)

U.S. Treasury Bonds (1.0%):
7.50%, 11/15/16                           $    130    $    171
8.75%, 8/15/20                                  68         101
8.00%, 11/15/21                                217         304
7.13%, 2/15/23                                 170         221
5.38%, 2/15/31                                 523         571

                                                         1,368

U.S. Treasury Notes (2.0%):
3.63%, 3/31/04                                 500         511
5.88%, 11/15/04                                935       1,000
4.63%, 5/15/06                                 510         549
3.00%, 2/15/08                                  37          37
3.88%, 2/15/13                                 538         539

                                                         2,636

Total U.S. Treasury Obligations (Cost $3,833)            4,004

Total Investments (Cost $122,382) (a) -- 99.7%         131,560

Other assets in excess of liabilities -- 0.3%              381

NET ASSETS -- 100.0%                                  $131,941


(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $16,947
    Unrealized depreciation                            (7,769)

    Net unrealized appreciation                       $ 9,178

(b) Non-income producing securities.

Securities in this portfolio may be restricted as to resale to institutional investors only, in accordance with the Securities Act of 1933.

MTN -- Medium Term Note


                   See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments
Convertible Fund                                      April 30, 2003
(Amounts in Thousands, Except Shares)                    (Unaudited)

                                            Shares or
                                            Principal
Security Description                         Amount     Value

Commercial Paper (4.2%)

General Electric Capital Corp.,
   1.37%, 5/1/03                           $ 3,005     $ 3,005

Total Commercial Paper (Cost $3,005)                     3,005

Common Stocks (0.6%)

Pharmaceuticals (0.6%):
Johnson & Johnson                            7,000         395

Total Common Stocks (Cost $222)                            395

Convertible Bonds (53.8%)

Aerospace/Defense (0.4%):
Kaman Corp.,
   Convertible Subordinated Notes,
   6.00%, 3/15/12,
   Continuously Callable @ 100             $   326         308

Agriculture (1.2%):
Bunge Ltd Finance Corp.,
   Convertible Subordinated Notes,
   3.75%, 11/15/22,
   Callable 11/22/05 @ 101.50                  740         837

Automotive (1.7%):
Navistar International,
   Convertible Subordinated Notes,
   2.50%, 12/15/07                             950       1,045
Navistar International,
   Convertible Subordinated Notes,
   2.50%, 12/15/07                             150         165

                                                         1,210

Biotechnology (1.6%):
Amgen, Inc.,
   Convertible Subordinated Notes,
   0.00%, 3/1/32,
   Callable 3/1/07 @ 75.54                     925         718

Human Genome Sciences, Inc.,
   Convertible Subordinated Notes,
   3.75%, 3/15/07,
   Callable 3/16/04 @ 101.25                   500         386

                                                         1,104

Broadcasting/Cable (1.7%):
Liberty Media Group,
   Convertible Subordinated Notes,
   4.00%, 11/15/29,
   Callable 11/15/03 @ 100                     800         495
Liberty Media Group,
   Convertible Subordinated Notes,
   3.50%, 1/15/31,
   Callable 1/15/06 @ 100                    1,055         680

                                                         1,175

                                           Principal
Security Description                        Amount       Value

Computers & Peripherals (2.0%):
Affiliated Computer Services, Inc.,
   Convertible Subordinated Notes,
   3.50%, 2/15/06,
   Callable 2/18/04 @ 101.40               $   720     $   904
Hewlett-Packard Co.,
   Convertible Subordinated Notes,
   0.00%, 10/14/17,
   Callable 10/14/03 @ 64.78                 1,000         509

                                                         1,413

Electronics (1.6%):
Agilent Technologies, Inc.,
   Convertible Subordinated Notes,
   3.00%, 12/1/21,
   Callable 12/6/04 @ 100                      325         313
Cymer, Inc.,
   Convertible Subordinated Notes,
   3.50%, 2/15/09,
   Callable 2/20/05 @ 101.75                   200         197
Cymer, Inc.,
   Convertible Subordinated Notes,
   3.50%, 2/15/09,
   Callable 2/20/05 @ 101.75                   300         296
Thermo Electron Corp.,
   Convertible Subordinated Notes,
   4.00%, 1/15/05,
   Callable 5/22/03 @ 100                      310         310

                                                         1,116

Entertainment (2.4%):
Carnival Corp.,
   Convertible Subordinated Notes,
   2.00%, 4/15/21,
   Callable 4/15/08 @ 100                      500         539
GTECH Holdings Corp.,
   Convertible Subordinated Notes,
   1.75%, 12/15/21,
   Callable 12/15/06 @ 100                     275         391
Walt Disney Co.,
   Convertible Subordinated Notes,
   2.13%, 4/15/23,
   Callable 4/15/08 @ 100                      740         755

                                                         1,685

Financial & Insurance (0.9%):
PMI Group, Inc.,
   Convertible Subordinated Notes,
   2.50%, 7/15/21,
   Callable 7/15/06 @ 100                      600         644

Financial Services (1.2%):
First American Corp.,
   Convertible Subordinated Notes,
   4.50%, 4/15/08,
   Callable 4/15/04 @ 102.25                   100         112


                    See notes to financial statements.

THE VICTORY PORTFOLIOS           Schedules of Investments--continued
Convertible Fund                                      April 30, 2003
(Amounts in Thousands, Except Shares)                    (Unaudited)

                                           Principal
Security Description                        Amount       Value

First American Corp.,
   Convertible Subordinated Notes,
   4.50%, 4/15/08,
   Callable 4/15/04 @ 102.25               $   675     $   752

                                                           864

Health Care (1.9%):
Health Management Associates, Inc.,
   Convertible Subordinated Notes,
   0.25%, 8/16/20,
   Callable 8/16/03 @ 63.59                  1,310         850
Medtronic, Inc.,
   Convertible Subordinated Notes,
   1.25%, 9/15/21,
   Callable 9/15/06 @ 100.62                   500         525

                                                         1,375

Hotels & Motels (0.3%):
Hilton Hotels Corp.,
   Convertible Subordinated Notes,
   3.38%, 4/15/23,
   Callable 4/15/08 @ 100                      250         248

Insurance -- Life (0.6%):
AON Corp.,
   Convertible Subordinated Notes,
   3.50%, 11/15/12,
   Callable 11/19/07 @ 101                     350         442

Insurance -- Multi-Line (3.6%):
American International Group, Inc.,
   Convertible Subordinated Notes,
   0.50%, 5/15/07,
   Callable 5/15/03 @ 100                      900         843
Loews Corp.,
   Convertible Subordinated Notes,
   3.13%, 9/15/07,
   Callable 9/15/03 @ 101.25                   940         842
Ohio Casualty Corp.,
   Convertible Subordinated Notes,
   5.00%, 3/19/22,
   Callable 3/23/05 @ 100                      170         163
Ohio Casualty Corp.,
   Convertible Subordinated Notes,
   5.00%, 3/19/22,
   Callable 3/23/05 @ 102.00                    80          77
USF&G Corp.,
   Convertible Subordinated Notes,
   0.00%, 3/3/09,
   Callable 3/3/04 @ 80.05                     850         651

                                                         2,576

Machinery (0.9%):
Brooks Automation, Inc.,
   Convertible Subordinated Notes,
   4.75%, 6/1/08,
   Callable 6/6/04 @ 100                       800         647

Manufacturing -- Diversified (0.6%):
3M Co.,
   Convertible Subordinated Notes,
   0.00%, 11/21/32,
   Callable 11/21/07 @ 88.26               $   535     $   457

Media (1.4%):
AOL Time Warner, Inc.,
   Convertible Subordinated Notes,
   0.00%, 12/6/19,
   Callable 12/6/04 @ 63.98                    745         445
Liberty Media Corp.,
   Convertible Subordinated Notes,
   3.25%, 3/15/31,
   Callable 3/15/06 @ 100                      530         550

                                                           995

Mining (0.3%):
Inco Ltd.,
   Convertible Subordinated Notes,
   1.00%, 3/14/23,
   Callable 3/19/10 @ 94.12                    250         214

Oil & Gas Exploration,
   Production & Services (2.2%):
Kerr-McGee Corp.,
   Convertible Subordinated Notes,
   5.25%, 2/15/10,
   Callable 2/15/05 @ 102.63                 1,150       1,227
Pogo Producing Co.,
   Convertible Subordinated Notes,
   5.50%, 6/15/06,
   Callable 6/15/03 @ 101.65                   350         369

                                                         1,596

Pharmaceuticals (6.3%):
Alpharma, Inc.,
   Convertible Subordinated Notes,
   3.00%, 6/1/06,
   Callable 6/1/03 @ 117.50                    500         554
Alza Corp.,
   Convertible Subordinated Notes,
   0.00%, 7/28/20,
   Callable 7/28/03 @ 60.28                    250         195
Alza Corp.,
   Convertible Subordinated Notes,
   0.00%, 7/28/20,
   Callable 7/28/03 @ 60.28                    400         312
Cephalon, Inc.,
   Convertible Subordinated Notes,
   2.50%, 12/15/06,
   Callable 12/20/04 @ 100                     500         463
Isis Pharmaceuticals, Inc.,
   Convertible Subordinated Notes,
   5.50%, 5/1/09,
   Callable 5/1/05 @ 103.14                    450         326
Teva Pharmaceutical Finance LLC,
   Convertible Subordinated Notes,
   1.50%, 10/15/05,
   Callable 10/15/03 @ 100.38                  845         976


                   See notes to financial statements.

THE VICTORY PORTFOLIOS           Schedules of Investments--continued
Convertible Fund                                      April 30, 2003
(Amounts in Thousands, Except Shares)                    (Unaudited)

                                            Principal
Security Description                         Amount     Value

Vertex Pharmaceuticals, Inc.,
   Convertible Subordinated Notes,
   5.00%, 9/19/07,
   Callable 9/19/03 @ 102.86               $   750     $   610
Watson Pharmaceuticals, Inc.,
   Convertible Subordinated Notes,
   1.75%, 3/15/23,
   Callable 3/20/08 @ 100                      955         959

                                                         4,395

Real Estate (0.7%):
EOP Operating LP,
   Convertible Subordinated Notes,
   7.25%, 11/15/08,
   Callable 11/15/04 @ 100                     500         522

Restaurants (0.9%):
Brinker International, Inc.,
   Convertible Subordinated Notes,
   0.00%, 10/10/21,
   Callable 10/10/04 @ 62.86                   925         637

Retail -- Discount (0.6%):
Costco Wholesale Corp.,
   Convertible Subordinated Notes,
   0.00%, 8/19/17,
   Callable 8/19/03 @ 61.52                    500         399

Retail -- Department Stores (0.6%):
J.C. Penney Co., Inc.,
   Convertible Subordinated Notes,
   5.00%, 10/15/08,
   Callable 10/20/04 @ 102.50                  400         391

Retail -- Drug Stores (0.3%):
Duane Reade, Inc.,
   Convertible Subordinated Notes,
   2.15%, 4/16/22,
   Callable 4/16/07 @ 100                      500         246

Retail -- Specialty Stores (2.2%):
Lowes Cos., Inc.,
   Convertible Subordinated Notes,
   0.86%, 10/19/21,
   Callable 10/19/06 @ 86.10                   780         761
TJX Cos., Inc.,
   Convertible Subordinated Notes,
   0.00%, 2/13/21,
   Callable 2/13/07 @ 75.68                  1,000         800

                                                         1,561

Semiconductors (4.0%):
Cypress Semiconductor Corp.,
   Convertible Subordinated Notes,
   4.00%, 2/1/05,
   Callable 5/12/03 @ 101                      900         825
International Rectifier Corp.,
   Convertible Subordinated Notes,
   4.25%, 7/15/07,
   Callable 7/18/03 @ 102.43                   250         229
International Rectifier Corp.,
   Convertible Subordinated Notes,
   4.25%, 7/15/07,
   Callable 7/18/03 @ 102.43               $   250     $   229
Micron Technology, Inc.,
   Convertible Subordinated Notes,
   2.50%, 2/1/10,
   Callable 2/6/06 @ 101.43                    700         709
Teradyne, Inc.,
   Convertible Subordinated Notes,
   3.75%, 10/15/06,
   Callable 10/18/04 @ 101.50                  300         279
Veeco Instruments, Inc.,
   Convertible Subordinated Notes,
   4.13%, 12/21/08,
   Callable 12/21/04 @ 102.36                  600         533

                                                         2,804

Software & Computer Services (4.9%):
ASML Holding NV,
   Convertible Suborinated Notes,
   5.75%, 10/15/06                             500         498
First Data Corp.,
   Convertible Subordinated Notes,
   2.00%, 3/1/08,
   Callable 3/1/04 @ 100                     1,195       1,334
Mercury Interactive Corp.,
   Convertible Subordinated Notes,
   4.75%, 7/1/07,
   Callable 7/1/03 @ 102.71                  1,000         984
Network Associates, Inc.,
   Converible Subordinated Notes,
   5.25%, 8/15/06,
   Callable 8/20/04 @ 101.31                   200         213
Siebel Systems, Inc.,
   Convertible Subordinated Notes,
   5.50%, 9/15/06,
   Callable 9/15/03 @ 102.36                   100         100
Siebel Systems, Inc.,
   Convertible Subordinated Notes,
   5.50%, 9/15/06,
   Callable 9/15/03 @ 102.36                   350         351

                                                         3,480
Steel (0.7%):
Steel Dynamics, Inc.,
   Convertible Subordinated Notes,
   4.00%, 12/15/12,
   Callable 12/18/07 @ 101.14                  500         493

Telecommunications (1.6%):
Cox Communications, Inc.,
   Convertible Subordinated Notes,
   3.00%, 3/14/30,
   Callable 3/17/04 @ 100                      200          92
Juniper Networks, Inc.,
   Convertible Subordinated Notes,
   4.75%, 3/15/07,
   Callable 3/15/04 @ 102.04                   600         543


                   See notes to financial statements.

THE VICTORY PORTFOLIOS           Schedules of Investments--continued
Convertible Fund                                      April 30, 2003
(Amounts in Thousands, Except Shares)                    (Unaudited)

                                           Shares or
                                           Principal
Security Description                        Amount       Value

US Cellular Corp.,
   Convertible Subordinated Notes,
   0.00%, 6/15/15,
   Callable 5/30/03 @ 46.37                $ 1,350     $   521

                                                         1,156

Telecommunications -- Services & Equipment (2.0%):
CommScope, Inc.,
   Convertible Subordinated Notes,
   4.00%, 12/15/06,
   Callable 12/15/03 @ 101.71                  650         566
CommScope, Inc.,
   Convertible Subordinated Notes,
   4.00%, 12/15/06,
   Callable 12/15/03 @ 101.71                  600         524
Harris Corp.,
   Convertible Subordinated Notes,
   3.50%, 8/15/22,
   Callable 8/18/07 @ 100                      300         323

                                                         1,413

Transportation Services (2.5%):
GATX Corp.,
   Convertible Subordinated Notes,
   7.50%, 2/1/07                               250         261
GATX Corp.,
   Convertible Subordinated Notes,
   7.50%, 2/1/07                               410         428
United Parcel Service, Inc.,
   Convertible Subordinated Notes,
   1.75%, 9/27/07,
   Callable 9/27/03 @ 100                    1,070       1,099

                                                         1,788

Total Convertible Bonds (Cost $39,083)                  38,191

Convertible Preferred Stock (34.3%)

Aerospace/Defense (0.6%):
Northrop Grumman Corp., 7.25%                4,500         460

Automotive (5.0%)
Ford Motor Co. Capital Trust II, 6.50%      42,535       1,865
General Motors Corp., Series B, 5.25%       67,100       1,595

                                                         3,460

Banks (2.1%):
Commerce Bancorp, Inc., 5.95%                7,500         419
Commerce Capital Trust II, 5.95%            11,000         615
Washington Mutual, Inc., 5.38%               8,000         455

                                                         1,489

Building Materials (0.7%):
Texas Industries, Inc., 5.50%               17,000         519

Commercial Services (1.7%):
Cendant Corp., 7.75%                        31,000       1,183

Household Goods -- Appliances,
   Furnishings & Electronics (2.3%):
Newell Financial Trust I, 5.25%             34,200       1,650

Security Description                        Shares       Value

Insurance -- Multi-Line (1.9%):
Metlife Capital Trust I, 8.00%               8,700     $   750
Travelers Property Casualty Corp., 4.50%    25,800         632

                                                         1,382

Insurance -- Property,
   Casualty, Health (1.6%):
Chubb Corp., 7.00%                          25,000         602
St Paul Cos., Inc., 9.00%                    8,600         566

                                                         1,168

Medical Equipment & Supplies (0.6%):
Baxter International, Inc., 7.00%            9,200         406

Mining (0.5%):
Freeport-McMoRan
   Copper & Gold, Inc., 7.00%               15,900         338

Oil-Integrated Companies (2.1%):
Unocal Capital Trust. 6.25%                 25,000       1,222
Vec Trust I, 7.75%                           9,490         268

                                                         1,490

Oilfield Services & Equipment (2.1%):
EVI, Inc., 5.00%                            30,000       1,519

Paper & Forest Products (2.1%):
International Paper Capital Trust, 5.25%    29,400       1,481

Pipelines (0.3%):
Western Gas Resources, Inc., 2.63%           4,000         216

Railroads (2.1%):
Union Pacific Capital Trust, 6.25%          30,000       1,519

Real Estate Investment Trusts (1.9%):
Equity Residential Properties Trust,
   Series E, 7.00%                          16,000         466
Simon Property Group, Inc.,
   Series B, 6.50%                           9,000         900

                                                         1,366
Retail -- Specialty Stores (0.8%):
Toys "R" Us, Inc., 6.25%                    15,840         541

Steel (0.6%):
United States Steel Corp., 7.00%             7,440         411

Telecommunications (2.9%):
Alltel Corp., 7.75%                         18,100         873
Citizens Communications Co., 6.75%          30,000         683
Motorola, Inc., 7.00%                       17,050         495

                                                         2,051

Transportation Services (0.7%):
CNF Trust I, Series A, 5.00%                10,000         493

Utilities -- Electric (1.7%):
FPL Group, Inc., 8.50%                      19,000       1,071
Sempra Energy, 8.50%                         5,000         131

                                                         1,202

Total Convertible Preferred Stock (Cost $23,733)        24,344


                  See notes to financial statements.

THE VICTORY PORTFOLIOS           Schedules of Investments--continued
Convertible Fund                                      April 30, 2003
(Amounts in Thousands, Except Shares)                    (Unaudited)

Security Description                        Shares       Value

Rights (0.0%)

Savings & Loans (0.0%):
Bank United Corp.                           10,017     $     2

Total Rights (Cost $0)                                       2

Total Investments (Cost $66,043) (a) -- 92.9%           65,937

Other assets in excess of liabilities -- 7.1%            5,042

NET ASSETS -- 100.0%                                   $70,979


(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $ 3,326
    Unrealized depreciation                            (3,432)

    Net unrealized depreciation                       $  (106)

Securities in this portfolio may be restricted as to resale to institutional investors only, in accordance with the Securities Act of 1933.


                    See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments
Real Estate Fund                                      April 30, 2003
(Amounts in Thousands, Except Shares)                    (Unaudited)

Security Description                        Shares       Value

Common Stocks (86.4%)

Real Estate Development (3.9%):
Brookfield Properties Corp.                 30,000     $   608
St. Joe Co.                                 14,000         410

                                                         1,018

Real Estate Investment Trusts (82.5%):
Apartments (16.5%):
Apartment Investment &
   Management Co., Class A                  15,727         594
Archstone-Smith Trust                       21,600         492
BRE Properties, Inc.                        15,000         461
Equity Residential Properties Trust         32,000         829
Home Properties of New York, Inc.           25,000         868
Post Properties, Inc.                       40,000       1,031

                                                         4,275

Diversified (3.6%):
Cousins Properties, Inc.                    30,500         801
Crescent Real Estate Equities Co.           10,000         142

                                                           943

Health Care (1.3%):
Nationwide Health Properties, Inc.          10,000         140
Ventas, Inc.                                15,000         195

                                                           335

Hotels (0.5%):
Host Marriott Corp.                         10,000          77
MeriStar Hospitality Corp.                  10,000          42

                                                           119

Industrial Development (15.7%):
AMB Property Corp.                          45,000       1,229
EastGroup Properties, Inc.                  50,000       1,299
ProLogis                                    60,000       1,544

                                                         4,072

Mortgage (4.0%):
Annaly Mortgage Management, Inc.            55,000       1,045

Office (26.4%):
Alexandria Real Estate Equities, Inc.       20,000         846
AmeriVest Properties, Inc.                 133,500         834
Boston Properties, Inc.                     25,000         980
Brandywine Realty Trust                     48,000       1,070
Corporate Office Properties Trust           40,000         610
Equity Office Properties Trust              60,000       1,559
Parkway Properties, Inc.                     7,000         270
SL Green Realty Corp.                       20,000         645

                                                         6,814
Security Description                       Shares or
                                           Principal
                                            Amount       Value
Shopping Centers (14.5%):
CBL & Associates Properties, Inc.           25,000     $ 1,061
General Growth Properties, Inc.             24,000       1,335
Kimco Realty Corp.                          20,000         724
Rouse Co.                                   15,000         521
Urstadt Biddle Properties, Class A          10,000         122

                                                         3,763

                                                        21,366

Total Common Stocks (Cost $20,325)                      22,384

Convertible Preferred Stock (4.4%)

Real Estate Investment Trusts (4.4%):
Apartments (1.8%):
Equity Residential Properties Trust,
   Series G, 7.25%                          18,000         461

Diversified (1.9%):
Crescent Real Estate Equities Co.,
   Series A, 6.75%                          10,000         203
Reckson Associates Realty Corp.,
   Series A, 7.63%                          13,000         310

                                                           513

Shopping Centers (0.7%):
General Growth Properties, Inc.,
   Series A, 7.25%                           5,000         175

Total Convertible Preferred Stock (Cost $1,091)          1,149

Preferred Stocks (1.0%)

Real Estate Investment Trusts (1.0%):
Apartments (1.0%):
BRE Properties, Inc., 1.95%                 10,000         257

Total Preferred Stocks (Cost $259)                         257

U.S. Government Agencies (4.6%)

Federal Home Loan Bank (4.6%):
1.22%, 5/1/03                             $  1,190       1,190

Total U.S. Government Agencies (Cost $1,190)             1,190

Total Investments (Cost $22,865) (a) -- 96.4%           24,980

Other assets in excess of liabilities -- 3.6%              938

NET ASSETS -- 100.0%                                   $25,918


(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                            $2,240
    Unrealized depreciation                              (125)

    Net unrealized appreciation                        $2,115


                  See notes to financial statements.


                                                                                    Statements of Assets and Liabilities
The Victory Portfolios                                                                                    April 30, 2003
(Amounts in Thousands, Except Per Share Amounts)                                                             (Unaudited)

                                                                         Balanced          Convertible      Real Estate
                                                                           Fund               Fund             Fund

ASSETS:
Investments, at value (Cost $122,382; $66,043; $22,865)                    $131,560           $65,937          $24,980
Collateral received for securities on loan                                   23,487                --               --
Cash                                                                             50                50               50
Interest and dividends receivable                                               522               402                8
Receivable for capital shares issued                                             --             5,240               --
Receivable from brokers for investments sold                                    399                --              862
Receivable from affiliates                                                       --                --                4
Reclaims receivable                                                               4                --               --
Prepaid expenses and other assets                                                22                14               35

         Total Assets                                                       156,044            71,643           25,939

LIABILITIES:
Payable to brokers for investments purchased                                    413               600               --
Payable for return of securities on loan                                     23,487                --               --
Accrued expenses and other payables:
     Investment advisory fees                                                    94                38               14
     Administration fees                                                          1                 1               --
     Custodian fees                                                              41                 2                2
     Transfer agent fees                                                         11                 4                2
     Shareholder service fees -- Class A                                         38                16               --
     12b-1 Fees -- Class R                                                        1                --                2
     Other                                                                       17                 3                1

         Total Liabilities                                                   24,103               664               21

NET ASSETS:
Capital                                                                     157,552            79,711           25,308
Accumulated net investment income                                              (592)              117             (123)
Net unrealized appreciation (depreciation)from investments                    9,179              (106)           2,115
Net unrealized appreciation from translation of assets
   and liabilities in foreign currencies                                          1                --               --
Accumulated net realized losses from investment
   transactions and foreign currency transactions                           (34,199)           (8,743)          (1,382)

         Net Assets                                                        $131,941           $70,979          $25,918

Net Assets
     Class A                                                               $127,924           $70,979          $20,849
     Class C                                                                      1                --              281
     Class R                                                                  4,016                --            4,788

         Total                                                             $131,941           $70,979          $25,918

Outstanding units of beneficial interest (shares)
     Class A                                                                 12,212             6,606            1,627
     Class C                                                                    --<F1>             --               22
     Class R                                                                    383                --              374

         Total                                                               12,595             6,606            2,023

Net asset value
     Redemption price per share -- Class A                                 $  10.48           $ 10.74          $ 12.82
     Offering and redemption price per share -- Class C <F2>               $  10.47                --          $ 12.80
     Offering and redemption price per share -- Class R                    $  10.49                --          $ 12.79

Maximum sales charge -- Class A                                                5.75%             2.00%            5.75%

Maximum offering price per share (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest cent) -- Class A                 $  11.12           $ 10.96          $ 13.60


<F1> Rounds to less than 1,000.

<F2> Redemption price per share varies by length of time shares are held.



                      See notes to financial statements.

                                                                                                     Statements of Operations
The Victory Portfolios                                                                For the Six Months Ended April 30, 2003
(Amounts in Thousands)                                                                                            (Unaudited)


                                                                                  Balanced        Convertible     Real Estate
                                                                                    Fund             Fund            Fund

Investment Income:
Interest income                                                                   $  1,888         $   629          $   12
Dividend income                                                                      1,432             764             534
Income from securities lending                                                          32              --              --

     Total Income                                                                    3,352           1,393             546

Expenses:
Investment advisory fees                                                               735             219             107
Administration fees                                                                    126              35              16
Shareholder service fees -- Class A                                                    258              72              26
12b-1 fees -- Class C                                                                   --              --               1
12b-1 fees -- Class R <F1>                                                               9               2              11
Accounting fees                                                                         57              28              30
Custodian fees                                                                          47              11               7
Legal and audit fees                                                                    12               3               1
Trustees' fees and expenses                                                              6               1               1
Transfer agent fees                                                                     39              14              15
Registration and filing fees                                                            14              14              15
Printing fees                                                                            4               2               1
Other                                                                                    5               2               1

     Total Expenses                                                                  1,312             403             232

Expenses voluntarily reduced by adviser and administrator                              (15)             --             (21)

     Expenses before reimbursement from administrator                                1,297             403             211
     Expenses reimbursed by administrator                                               (9)             (4)            (16)

     Net Expenses                                                                    1,288             399             195

Net Investment Income                                                                2,064             994             351

Realized/Unrealized Gains (Losses) from Investments
   and Foreign Currencies:
Net realized losses from investment transactions                                   (16,248)         (1,704)           (481)
Change in unrealized appreciation/depreciation from investments                     16,567           5,853           2,782

Net realized/unrealized gains from investments and foreign currencies                  319           4,149           2,301

Change in net assets resulting from operations                                    $  2,383         $ 5,143          $2,652


<F1> Effective January 1, 2003, Class G Shares of the Balanced Fund and the
     Real Estate Fund were redesignated as Class R Shares. Fees relating to the Convertible Fund are for the Class G Shares of that Fund. Class G Shares of the Convertible Fund were exchanged into Class A Shares, effective January 17, 2003.




                      See notes to financial statements.


The Victory Portfolios                                                                         Statements of Changes in Net Assets
(Amounts in Thousands)


                                                      Balanced                     Convertible                  Real Estate
                                                        Fund                          Fund                         Fund

                                                 Six                           Six                          Six
                                               Months            Year        Months          Year         Months          Year
                                                Ended            Ended        Ended          Ended         Ended          Ended
                                              April 30,       October 31,   April 30,     October 31,    April 30,     October 31,
                                                2003             2002         2003           2002          2003           2002
                                             (Unaudited)                   (Unaudited)                  (Unaudited)

From Investment Activities:
Operations:
     Net investment income                    $   2,064        $   7,833    $    994       $  2,242      $    351       $    877
     Net realized gains (losses) from
       investment transactions                  (16,248)         (15,541)     (1,704)        (6,800)         (481)            62
     Net realized losses from
       foreign currency transactions                 --              (44)         --             --            --             --
     Net change in unrealized appreciation/
       depreciation from investments             16,567          (20,039)      5,853         (1,928)        2,782         (1,615)
     Net change in unrealized appreciation/
       depreciation from translation of assets
       and liabilities in foreign currencies         --                6          --             --            --             --

Change in net assets resulting
   from operations                                2,383          (27,785)      5,143         (6,486)        2,652           (676)

Distributions to Shareholders:
     From net investment income:
         Class A                                 (2,708)          (8,488)       (960)        (2,132)         (629)          (625)
         Class C                                     --<F1><F3>       --          --             --            (6)            (2)
         Class R <F2>                               (45)             (69)        (13)           (45)         (113)           (74)
     From net realized gains from
       investment transactions
       and foreign currencies                        --          (21,283)         --             --            --             --

Change in net assets from
   distributions to shareholders                 (2,753)         (29,840)       (973)        (2,177)         (748)          (701)

Capital Transactions:
     Proceeds from shares issued                 29,881           51,697      22,151         18,703        14,157         25,167
     Proceeds from shares exchanged
       from Class G                                  --               --       1,777             --            --             --
     Dividends reinvested                         2,450           27,798         591          1,505           239            324
     Cost of shares redeemed                   (202,204)        (108,165)    (15,565)       (29,204)      (18,419)       (13,423)
     Cost of shares exchanged to Class A             --               --      (1,777)            --            --             --

Change in net assets
   from capital transactions                   (169,873)         (28,670)      7,177         (8,996)       (4,023)        12,068

Change in net assets                           (170,243)         (86,295)     11,347        (17,659)       (2,119)        10,691

Net Assets:
     Beginning of period                        302,184          388,479      59,632         77,291        28,037         17,346

     End of period                            $ 131,941        $ 302,184    $ 70,979       $ 59,632      $ 25,918       $ 28,037

Share Transactions:
     Issued                                       2,904            4,399       2,109          1,690         1,157          1,949
     Issued in connection with
       exchange from Class G                         --               --         168             --            --             --
     Reinvested                                     234            2,360          57            138            19             25
     Redeemed                                   (19,370)          (9,400)     (1,499)        (2,703)       (1,506)        (1,051)
     Redeemed in connection with
       exchange to Class A                           --               --        (168)            --            --             --

Change in Shares                                (16,232)          (2,641)        667           (875)         (330)           923


<F1> Rounds to less than 1,000.

<F2> Effective January 1, 2003, Class G Shares of the Balanced Fund and the
     Real Estate Fund were redesignated as Class R Shares. Distributions relating to the Convertible Fund are for the Class G Shares of that Fund. Class G Shares of the Convertible Fund were exchanged into Class A Shares, effective January
     17, 2003.

<F3> Class C Shares commenced operations on March 1, 2003.




                      See notes to financial statements.


The Victory Portfolios                                                                                      Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                                  Balanced Fund

                                                                                 Class A Shares

                                                 Six
                                               Months          Year           Year          Year           Year           Year
                                                Ended          Ended          Ended         Ended          Ended          Ended
                                              April 30,     October 31,    October 31,   October 31,    October 31,    October 31,
                                                2003           2002           2001          2000           1999           1998
                                             (Unaudited)



Net Asset Value, Beginning of Period           $  10.48       $  12.35       $  14.47      $  15.10       $  14.67      $  13.87

Investment Activities
     Net investment income                         0.11<F2>       0.26           0.30          0.33           0.32          0.37
     Net realized and unrealized gain
       (loss) on investments                       0.03          (1.17)         (1.17)         0.62           1.34          1.54

         Total from Investment Activities          0.14          (0.91)         (0.87)         0.95           1.66          1.91

Distributions
     Net investment income                        (0.14)         (0.28)         (0.30)        (0.34)         (0.31)        (0.37)
     In excess of net investment income              --             --             --         (0.01)            --            --
     Net realized gains                              --          (0.68)         (0.95)        (1.23)         (0.92)        (0.74)

         Total Distributions                      (0.14)         (0.96)         (1.25)        (1.58)         (1.23)        (1.11)

Net Asset Value, End of Period                 $  10.48       $  10.48       $  12.35      $  14.47       $  15.10      $  14.67

Total Return (excludes sales charge)               1.31%<F3>     (8.05)%        (6.50)%        6.74%         11.73%        14.55%

Ratios/Supplemental Data:
Net Assets at end of period (000)              $127,924       $298,643       $386,284      $412,606       $422,586      $418,807
Ratio of expenses to
   average net assets                              1.23%<F4>      1.17%          1.25%         1.27%          1.27%         1.27%
Ratio of net investment income
   to average net assets                           1.98%<F4>      2.25%          2.30%         2.36%          2.13%         2.54%
Ratio of expenses to
   average net assets<F1>                          1.24%<F4>      1.24%          1.32%         1.35%          1.50%         1.50%
Ratio of net investment income
   (loss) to average net assets<F1>                1.97%<F4>      2.18%          2.23%         2.28%          1.90%         2.31%
Portfolio turnover <F5>                              57%           103%           116%          140%           177%          231%



<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                                                           Financial Highlights--continued
For a Share Outstanding Throughout Each Period

                                                                                   Balanced Fund

                                                  Class C Shares                          Class R Shares<F2>

                                                     March 1,           Six                                        December 15,
                                                       2003           Months           Year            Year            1999
                                                      through          Ended           Ended           Ended          through
                                                     April 30,       April 30,      October 31,     October 31,     October 31,
                                                     2003<F3>          2003            2002            2001          2000<F3>
                                                    (Unaudited)     (Unaudited)


Net Asset Value, Beginning of Period                 $ 10.12          $10.49          $12.36          $14.49          $13.92

Investment Activities
     Net investment income                              0.02            0.09            0.20            0.26            0.30
     Net realized and unrealized gain
       (loss) on investments                            0.36            0.03           (1.15)          (1.18)           0.57

         Total from Investment Activities               0.38            0.12           (0.95)          (0.92)           0.87

Distributions
     Net investment income                             (0.03)          (0.12)          (0.24)          (0.26)          (0.30)
     In excess of net investment income                   --              --              --              --              --<F4>
     Net realized gains                                   --              --           (0.68)          (0.95)             --
         Total Distributions                           (0.03)          (0.12)          (0.92)          (1.21)          (0.30)

Net Asset Value, End of Period                       $ 10.47          $10.49          $10.49          $12.36          $14.49

Total Return                                            3.77%<F5><F9>   1.18%<F5>      (8.40)%         (6.86)%          6.32%<F5>

Ratios/Supplemental Data:
Net Assets at end of period (000)                    $     1          $4,016          $3,541          $2,195          $1,141
Ratio of expenses to
   average net assets <F7>                              1.90%<F6>       1.50%<F6>       1.58%           1.59%           1.57%<F6>
Ratio of net investment income
   to average net assets <F7>                           0.96%<F6>       1.68%<F6>       1.87%           1.95%           2.04%<F6>
Ratio of expenses to
   average net assets<F1>                              54.27%<F6>       1.98%<F6>       2.21%           2.42%           3.95%<F6>
Ratio of net investment income
   (loss) to average net assets<F1>                   (51.41)%<F6>      1.20%<F6>       1.24%           1.12%          (0.34)%<F6>
Portfolio turnover <F8>                                    57%             57%            103%            116%            140%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective January 1, 2003, Class G Shares were redesignated as Class R Shares.

<F3> Period from commencement of operations.

<F4> Less than $0.01 per share.

<F5> Not annualized.

<F6> Annualized.

<F7> Effective March 1, 2002, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses (excluding certain items) of the Class R Shares of the Fund do not exceed 2.00% until at least February 28, 2012. Also, effective March 1, 2003, the Adviser agreed to waive its management fees or to reimburse expenses, as allowed by law, so that the net operating expenses (excluding certain items) of Class C Shares of the Fund do not exceed 2.00% until at least February 28, 2013.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F9> Excludes deferred sales charge.



                      See notes to financial statements.


The Victory Portfolios                                                                                      Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                             Convertible Fund

                                                                              Class A Shares

                                            Six                                                            Eleven
                                          Months        Year          Year         Year         Year       Months          Year
                                           Ended        Ended         Ended        Ended        Ended       Ended          Ended
                                         April 30,   October 31,   October 31,  October 31,  October 31, October 31,   November 30,
                                           2003         2002          2001         2000         1999      1998<F2>         1997
                                        (Unaudited)


Net Asset Value, Beginning of Period      $ 10.04      $ 11.34      $ 14.29      $ 12.99      $ 12.22     $  14.33       $  13.55

Investment Activities
     Net investment income                   0.17         0.34         0.33         0.54         0.67         0.58           0.62
     Net realized and unrealized gain
       (loss) on investments                 0.70        (1.31)       (1.40)        1.97         0.83        (1.08)          1.43

         Total from
           Investment Activities             0.87        (0.97)       (1.07)        2.51         1.50        (0.50)          2.05

Distributions
     Net investment income                  (0.17)       (0.33)       (0.35)       (0.58)       (0.70)       (0.54)         (0.65)
     Net realized gains                        --           --        (1.53)       (0.63)       (0.03)       (1.07)         (0.62)
         Total Distributions                (0.17)       (0.33)       (1.88)       (1.21)       (0.73)       (1.61)         (1.27)

Net Asset Value, End of Period            $ 10.74      $ 10.04      $ 11.34      $ 14.29      $ 12.99     $  12.22       $  14.33

Total Return (excludes sales charge)         8.72%<F3>   (8.74)%      (8.22)%      20.57%       12.46%       (3.69)%<F3>    16.26%

Ratios/Supplemental Data:
Net Assets at end of period (000)         $70,979      $58,115      $74,930      $96,451      $79,655     $108,069       $104,982
Ratio of expenses to
   average net assets <F5>                   1.38%<F4>    1.32%        1.26%        1.24%        1.24%        1.20%<F4>      1.34%
Ratio of net investment income
   to average net assets <F5>                3.44%<F4>    3.08%        2.76%        4.01%        4.94%        4.60%<F4>      4.75%
Ratio of expenses to
   average net assets<F1>                    1.39%<F4>    1.34%        1.32%        1.24%        <F5>         <F5>           <F5>
Ratio of net investment income
   to average net assets<F1>                 3.43%<F4>    3.06%        2.70%        4.01%        <F5>         <F5>           <F5>
Portfolio turnover                             36%          50%          72%          95%          73%          77%            77%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 23, 1998, the SBSF Convertible Securities Fund became the Victory Convertible Securities Fund. Financial highlights prior to March 23, 1998 represent the SBSF Convertible Securities Fund.

<F3> Not annualized.

<F4> Annualized.

<F5> There were no voluntary fee reductions during the period.




                      See notes to financial statements.


The Victory Portfolios                                                                                      Financial Highlights
For a Share Outstanding Throughout Each Period

                                                                               Real Estate Fund

                                                                                Class A Shares

                                                 Six
                                               Months          Year          Year           Year           Year           Year
                                                Ended          Ended         Ended          Ended          Ended          Ended
                                              April 30,     October 31,   October 31,    October 31,    October 31,    October 31,
                                                2003           2002          2001           2000           1999           1998
                                             (Unaudited)

Net Asset Value, Beginning of Period          $ 11.92        $ 12.13        $ 11.49       $  9.70        $ 10.19        $ 12.07

Investment Activities
     Net investment income                       0.17           0.41           0.55          0.57           0.52           0.50
     Net realized and unrealized gain
       (loss) on investments                     1.07          (0.22)          0.54          1.63          (0.50)         (1.90)

         Total from Investment Activities        1.24           0.19           1.09          2.20           0.02          (1.40)

Distributions
     Net investment income                      (0.34)         (0.40)         (0.45)        (0.41)         (0.51)         (0.44)
     Net realized gains                            --             --             --            --             --          (0.04)

         Total Distributions                    (0.34)         (0.40)         (0.45)        (0.41)         (0.51)         (0.48)

Net Asset Value, End of Period                $ 12.82        $ 11.92        $ 12.13       $ 11.49        $  9.70        $ 10.19

Total Return (excludes sales charge)            10.51%<F2>      1.37%          9.48%        23.04%          0.03%        (11.91)%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $20,849        $23,754        $16,660       $13,864        $14,205        $16,624
Ratio of expenses to
   average net assets                            1.40%<F3>      1.40%          1.39%         1.40%          1.16%          0.83%
Ratio of net investment income
   to average net assets                         2.80%<F3>      3.68%          4.83%         4.92%          4.92%          4.95%
Ratio of expenses to
   average net assets<F1>                        1.62%<F3>      1.61%          1.77%         1.77%          1.91%          1.95%
Ratio of net investment income
   (loss) to average net assets<F1>              2.58%<F3>      3.47%          4.45%         4.55%          4.17%          3.83%
Portfolio turnover <F4>                            47%            23%            75%           73%            62%            53%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                                                          Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                               Real Estate Fund

                                                 Class C Shares                            Class R Shares<F2>

                                               Six         March 1,          Six                                    December 15,
                                             Months          2002          Months         Year           Year           1999
                                              Ended         through         Ended         Ended          Ended         through
                                            April 30,     October 31,     April 30,    October 31,    October 31,    October 31,
                                              2003         2002<F3>         2003          2002           2001         2000<F3>
                                           (Unaudited)                   (Unaudited)

Net Asset Value, Beginning of Period         $11.91          $12.80         $11.89        $12.10         $11.49       $  9.18

Investment Activities
     Net investment income                     0.09            0.32           0.12          0.47           0.45          0.46
     Net realized and unrealized gain
       (loss) on investments                   1.09           (0.99)          1.10         (0.31)          0.58          2.25

         Total from Investment Activities      1.18           (0.67)          1.22          0.16           1.03          2.71

Distributions
     Net investment income                    (0.29)          (0.22)         (0.32)        (0.37)         (0.42)        (0.40)

         Total Distributions                  (0.29)          (0.22)         (0.32)        (0.37)         (0.42)        (0.40)

Net Asset Value, End of Period               $12.80          $11.91         $12.79        $11.89         $12.10       $ 11.49

Total Return                                  10.03%<F4><F8>  (5.39)%<F4>    10.36%<F4>     1.11%          8.97%        29.92%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)            $  281          $  242         $4,788        $4,041         $  686       $    75
Ratio of expenses to
   average net assets <F6>                     2.20%<F5>       2.15%<F5>      1.75%<F5>     1.75%          1.75%         1.65%<F5>
Ratio of net investment income
   to average net assets <F6>                  1.40%<F5>       3.36%<F5>      1.86%<F5>     3.31%          4.58%         4.40%<F5>
Ratio of expenses to
   average net assets<F1>                      3.55%<F5>       3.38%<F5>      2.26%<F5>     2.35%          6.78%        31.78%<F5>
Ratio of net investment income
   (loss) to average net assets<F1>            0.05%<F5>       2.13%<F5>      1.35%<F5>     2.71%         (0.45)%      (25.73)%<F5>
Portfolio turnover <F7>                          47%             23%            47%           23%            75%           73%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective January 1, 2003, Class G Shares were redesignated as Class R Shares.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Annualized.

<F6> Effective March 1, 2002, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class R Shares of the Fund will not exceed 2.00% until at least February 28,2012. Also, effective March 1, 2003, the Adviser agreed to waive its management fees or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.20%, until at least February 28, 2005 and 2.50% until at least February 28, 2012.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F8> Excludes deferred sales charge.



                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Intermediate Income Fund                                        April 30, 2003
(Amounts in Thousands)                                             (Unaudited)

                                          Principal
Security Description                        Amount       Value

Asset Backed Securities (9.5%)

American Housing Trust,
   Series VIII, Class K,
   9.00%, 1/25/21                           $  488    $    502
Bank One Issuance Trust,
   Series 2002-A2, Class A2,
   4.16%, 1/15/08                              810         848
Caterpillar Financial Asset Trust,
   Series 2001-A, Class A3,
   4.85%, 4/25/07                            2,058       2,104
Chase Manhattan Auto Owner Trust,
   Series 2001-A, Class A4,
   5.07%, 2/15/08                            1,512       1,594
CIT Equipment Collateral,
   Series 2001-A, Class A4,
   4.84%, 9/20/12                              660         690
Citibank Credit Card Issuance Trust,
   Series 2002-A1, Class A1,
   4.95%, 2/9/09                               970       1,044
Daimler Chrysler Auto Trust,
   Series 2000-C, Class A3,
   6.82%, 9/6/04                               279         280
Discover Card Master Trust I,
   Series 2001-6, Class A,
   5.75%, 12/15/08                           1,360       1,492
DVI Receivables Corp.,
   Series 2001-2, Class A4,
   4.61%, 11/11/09                           1,350       1,420
Ford Credit Auto Owner Trust,
   Series 2001-B, Class A5,
   5.36%, 6/15/05                            3,410       3,526
Honda Auto Receivables Owner Trust,
   Series 2001-1, Class A4,
   5.56%, 6/19/06                              758         779
JCP&L Transition Funding LLC,
   Series 2002-A, Class A1,
   4.19%, 12/5/09                            1,734       1,821
MBNA Credit Card Master Note Trust,
   Series 2001-A1, Class A1,
   5.75%, 10/15/08                           2,185       2,390
MBNA Master Credit Card Trust,
   Series 1999-M, Class A,
   6.60%, 4/16/07                            1,380       1,486
Residential Asset Securities Corp.,
   Series 1999- KS3, Class A4,
   7.38%, 12/25/25                           1,200       1,217
Structured Asset Securities Corp.,
   Series 2001-8A, Class 1A1,
   8.00%, 5/25/31                            1,243       1,289

Total Asset Backed Securities (Cost $21,449)            22,482

Collateralized Mortgage Obligations (11.3%)

Fannie Mae Grantor Trust,
   Series 2001-T7, Class A1,
   7.50%, 2/25/41                           $3,559    $  3,906
Fannie Mae Grantor Trust,
   Series 2002-T16, Class A3,
   7.50%, 7/25/42                            1,451       1,593
Fannie Mae Whole Loan,
   Series 2002-W3, Class A5,
   7.50%, 1/25/28                              235         258
Fannie Mae Whole Loan,
   Series 2002-W7, Class A5,
   7.50%, 2/25/29                            2,266       2,487
First Union National Bank
   Commercial Mortgage,
   Series 2001-C2, Class A1,
   6.20%, 1/12/43                            1,510       1,654
GE Capital Commercial Mortgage Corp.,
   Series 2001-2, Class A3,
   6.03%, 8/11/33                            5,000       5,517
Government National Mortgage Association,
   Series 2001-34, Class A,
   5.48%, 11/16/15                           4,333       4,602
Government National Mortgage Association,
   Series 2002-53, Class AH,
   8.00%, 1/16/17                            2,084       2,360
Government National Mortgage Association,
   Series 2003-22, Class AH,
   8.00%, 6/16/21                            2,381       2,748
Wachovia Asset Securitization, Inc.,
   Series 2002-1, Class 1A1,
   6.25%, 10/25/33                           1,582       1,625

Total Collateralized Mortgage Obligations
(Cost $25,959)                                          26,750

Commercial Paper (2.2%)

General Electric Capital Corp.,
   1.37%, 5/1/03                             5,150       5,150

Total Commercial Paper (Cost $5,150)                     5,150

Corporate Bonds (46.5%)

Aluminum (0.5%):
Alcoa, Inc., 5.38%, 1/15/13                  1,035       1,097

Banks (8.9%):
Bank of America Corp.,
   7.80%, 2/15/10                            3,295       4,008
Bank One Corp.,
   6.88%, 8/1/06                             2,672       3,024
BB&T Corp.,
   4.75%, 10/1/12                            2,112       2,147
European Investment Bank,
   7.13%, 9/18/06                            5,323       6,129
First Union National Bank,
   7.80%, 8/18/10                              674         821

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Intermediate Income Fund                                        April 30, 2003
(Amounts in Thousands)                                             (Unaudited)

                                          Principal
Security Description                        Amount       Value

International Bank for
   Reconstruction and Development,
   4.13%, 8/12/09                           $1,698    $  1,777
Marshall & Ilsley Bank,
   4.13%, 9/4/07                             1,933       1,993
Southtrust Bank NA,
   4.75%, 3/1/13                             1,355       1,363

                                                        21,262

Chemicals -- General (1.2%):
Praxair, Inc.,
   6.63%, 10/15/07                           1,131       1,282
Rohm & Haas Co.,
   7.40%, 7/15/09                            1,297       1,542

                                                         2,824

Computers & Peripherals (1.8%):
Hewlett-Packard Co.,
   7.15%, 6/15/05                            1,626       1,789
Hewlett-Packard Co.,
   6.50%, 7/1/12                               642         719
International Business Machines Corp.,
   4.25%, 9/15/09                            1,668       1,737

                                                         4,245

Cosmetics & Toiletries (0.6%):
Procter & Gamble Co.,
   4.30%, 8/15/08                            1,362       1,439

Electrical Services (0.4%):
Dominion Resources, Inc.,
   6.25%, 6/30/12                              810         892

Financial Services (13.6%):
Boeing Capital Corp.,
   5.65%, 5/15/06                            2,702       2,896
Boeing Capital Corp.,
   6.50%, 2/15/12                              310         333
Caterpillar Financial Services Corp.,
   2.59%, 7/15/06, MTN                         910         911
CIT Group, Inc.,
   6.50%, 2/7/06                               652         706
Ford Motor Credit Co.,
   6.50%, 1/25/07                            1,675       1,712
Ford Motor Credit Co.,
   7.25%, 10/25/11                             260         261
General Electric Capital Corp.,
   5.88%, 2/15/12, MTN                       1,624       1,776
General Motors Acceptance Corp.,
   6.75%, 1/15/06                            1,465       1,545
General Motors Acceptance Corp.,
   6.88%, 9/15/11                            1,700       1,733
Goldman Sachs Group, Inc.,
   5.70%, 9/1/12                             2,668       2,842
Household Finance Corp.,
   3.38%, 2/21/06, MTN                       1,580       1,625
Household Finance Corp.,
   7.00%, 5/15/12                              100         115
John Deere BV,
   5.88%, 4/6/06                             1,961       2,136
John Deere Capital Corp.,
   7.00%, 3/15/12                           $1,840     $ 2,138
Lehman Brothers Holdings, Inc.,
   7.88%, 8/15/10                            1,802       2,167
Morgan Stanley Group, Inc.,
   6.88%, 3/1/07                             1,193       1,344
National Rural Utilities,
   5.75%, 8/28/09                            2,500       2,712
Verizon Global Funding Corp.,
   7.25%, 12/1/10                            2,233       2,611
Wells Fargo Financial, Inc.,
   6.13%, 4/18/12                            2,485       2,815

                                                        32,378

Food -- Retail (0.8%):
Albertson's, Inc.,
   6.55%, 8/1/04                             1,818       1,901

Food Products (0.9%):
Kellogg Co.,
   6.60%, 4/1/11                             1,958       2,239

Forest Products --
   Lumber & Paper (1.4%):
International Paper Co.,
   8.13%, 7/8/05                             1,085       1,216
International Paper Co.,
   6.75%, 9/1/11                             1,031       1,168
MeadWestvaco Corp.,
   6.85%, 4/1/12                               745         842

                                                         3,226

Governments -- Foreign (2.5%):
Province of Manitoba,
   4.25%, 11/20/06                           2,315       2,443
Province of Ontario,
   3.50%, 9/17/07                            2,352       2,408
Province of Ontario,
   5.50%, 10/1/08                              940       1,043

                                                         5,894

Insurance (1.6%):
Chubb Corp.,
   6.00%, 11/15/11                           1,490       1,594
Lincoln National Corp.,
   6.20%, 12/15/11                             645         693
St. Paul Cos., Inc.,
   5.75%, 3/15/07                            1,325       1,405

                                                         3,692

Media (1.0%):
AOL Time Warner, Inc.,
   6.13%, 4/15/06                              315         335
AOL Time Warner, Inc.,
   6.88%, 5/1/12                               430         469
Time Warner, Inc.,
   8.11%, 8/15/06                              361         402
Viacom, Inc.,
   5.63%, 5/1/07                             1,028       1,125

                                                         2,331

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Intermediate Income Fund                                        April 30, 2003
(Amounts in Thousands)                                             (Unaudited)

                                          Principal
Security Description                        Amount       Value

Oil & Gas Exploration,
   Production & Services (1.7%):
Amerada Hess Corp.,
   6.65%, 8/15/11                           $  708     $   794
Union Oil Co. of California,
   7.20%, 5/15/05                            2,003       2,191
Valero Energy Corp.,
   6.88%, 4/15/12                              989       1,100

                                                         4,085

Pharmaceuticals (0.7%):
Wyeth, 5.25%, 3/15/13                        1,698       1,776

Pipelines (0.9%):
Kinder Morgan Energy Partners LP,
   8.00%, 3/15/05                            1,973       2,180

Radio & Television (1.1%):
Comcast Cable Communications,
   7.13%, 6/15/13                            2,200       2,495

Railroads (1.1%):
Norfolk Southern Corp.,
   7.35%, 5/15/07                            1,258       1,440
Union Pacific Corp.,
   6.40%, 2/1/06                             1,073       1,171

                                                         2,611

Restaurants (0.6%):
McDonald's Corp.,
   6.00%, 4/15/11                            1,305       1,430

Retail (0.5%):
Target Corp.,
   5.38%, 6/15/09                              990       1,073

Telecommunications (0.2%):
Citizens Communications Co.,
   8.50%, 5/15/06                              463         536

Telecommunications -- Cellular (0.7%):
AT&T Wireless Services, Inc.,
   7.88%, 3/1/11                             1,485       1,711

Telecommunications -- Equipment (0.1%):
Motorola, Inc.,
   8.00%, 11/1/11                              292         336

Utilities -- Electric (2.4%):
Constellation Energy Group, Inc.,
   7.00%, 4/1/12                             2,048       2,354
Exelon Generation Co. LLC,
   6.95%, 6/15/11                            1,035       1,160
Wisconsin Energy Corp.,
   5.88%, 4/1/06                             2,061       2,246

                                                         5,760

Utilities -- Telecommunications (1.3%):
Alltel Corp.,
   7.00%, 7/1/12                             1,037       1,226
AT&T Corp.,
   7.80%, 11/15/11                             323         354
Cox Communications, Inc.,
   7.50%, 8/15/04                           $  735      $  784
Sprint Capital Corp.,
   6.13%, 11/15/08                             630         643

                                                         3,007


Total Corporate Bonds (Cost $104,376)                  110,420

U.S. Government Agencies (13.6%)

Business & Public Services (0.7%):
United Mexican States,
   4.63%, 10/8/08                              787         798
United Mexican States,
   6.38%, 1/16/13, MTN                         855         896

                                                         1,694

Federal Home Loan Bank (5.7%):
2.50%, 3/15/06                               1,505       1,519
2.25%, 5/15/06                               1,270       1,273
3.50%, 4/22/08,
   Callable 10/22/04 @ 100                  10,633      10,660

                                                        13,452

Federal National Mortgage
   Association (6.5%):
2.03%, 3/10/05,
   Callable 6/10/03 @ 100                    6,710       6,718
2.38%, 3/17/06,
   Callable 3/17/04 @ 100                    2,908       2,922
2.38%, 4/13/06,
   Callable 4/13/04 @ 100                    1,335       1,335
3.50%, 1/28/08,
   Callable 1/28/05 @ 100                    4,457       4,536

                                                        15,511

Small Business Administration (0.5%):
Small Business Administration,
   Series 1999-20D, Class 1,
   6.15%, 4/1/19                             1,054       1,155

U.S. Government Loan Trust (0.2%):
U.S. Government Loan Trust -- Israel,
   Series 1-B, 8.50%, 4/1/06                   371         411

Total U.S. Government Agencies (Cost $31,875)           32,223

U.S. Government Mortgage Backed (7.8%)

Federal Home Loan
   Mortgage Corp. (0.9%):
6.00%, 2/1/13                                  434         455
7.00%, 10/1/28-1/1/30                          269         286
7.50%, 4/1/28-8/1/30                           129         138
8.00%, 6/1/17                                1,157       1,263
8.50%, 7/1/21-4/1/29                            93         102

                                                         2,244

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Intermediate Income Fund                                        April 30, 2003
(Amounts in Thousands)                                             (Unaudited)

                                          Principal
Security Description                        Amount       Value

Federal National Mortgage
   Association (5.6%):
6.00%, 9/1/11                               $5,020    $  5,578
6.50%, 9/1/28                                   88          92
7.00%, 10/1/26-9/1/31                        3,363       3,575
7.50%, 3/1/27-11/1/29                          921         986
8.00%, 11/1/12-3/1/30                        1,407       1,526
8.50%, 4/1/31                                  256         276
9.50%, 10/1/21                                 324         361
10.00%, 11/1/13                                393         441
10.50%, 11/1/13                                149         168
11.00%, 11/1/13                                243         276

                                                        13,279

Government National
   Mortgage Assoc. (1.3%):
7.00%, 12/15/23-12/15/25                       601         642
7.50%, 12/15/27-4/15/29                         57          61
8.50%, 12/15/17                                438         485
9.00%, 2/15/17                                 124         139
9.50%, 12/15/09-7/15/25                      1,555       1,728

                                                         3,055

Total U.S. Government Mortgage Backed (Cost $17,542)    18,578

U.S. Treasury Obligations (8.1%)

U.S. Treasury Notes (8.1%):
3.63%, 3/31/04                               4,000       4,090
5.88%, 11/15/04                              5,709       6,103
4.63%, 5/15/06                                 780         840
3.00%, 11/15/07                              1,155       1,171
3.00%, 2/15/08                               4,422       4,468
4.38%, 8/15/12                                 700         731
3.88%, 2/15/13                               1,706       1,708

Total U.S. Treasury Obligations (Cost $19,003)          19,111

Total Investments (Cost $225,354) (a) -- 99.0%         234,714

Other assets in excess of liabilities -- 1.0%            2,252

NET ASSETS -- 100.0%                                  $236,966

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $  9,394
    Unrealized depreciation                                (34)

    Net unrealized appreciation                       $  9,360

Securities in this portfolio may be restricted as to resale to institutional investors only, in accordance with Securities Act of 1933.

MTN -- Medium Term Note

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Fund for Income                                                 April 30, 2003
(Amounts in Thousands, Except Shares)                              (Unaudited)

                                          Principal
Security Description                        Amount       Value

Government National Mortgage Association (92.6%)

Single Family (61.8%):
Passthrus (57.5%):
6.50%, 11/15/23-3/15/33                   $129,201    $135,900
7.00%, 4/15/16-6/15/32                      64,773      68,912
7.29%, 12/20/21-11/20/22                     2,953       3,147
7.50%, 8/15/10-8/15/31                      15,985      17,096
7.60%, 2/20/22                                 567         612
7.65%, 9/20/21-7/20/22                       2,736       2,957
7.75%, 8/20/20-9/15/29                       3,617       3,905
7.95%, 7/20/20                               3,192       3,470
8.00%, 8/15/06-3/15/32                      24,140      26,180
8.15%, 3/15/19-4/15/20                         332         362
8.25%, 12/20/19-1/15/30                      1,633       1,772
8.50%, 3/15/05-8/15/29                      12,057      13,206
8.75%, 3/20/17                                 173         192
8.85%, 5/15/18-12/15/18                      3,124       3,478
9.00%, 9/15/06-6/20/30                      35,736      40,161
9.50%, 7/15/04-6/15/21                         852         955
10.00%, 5/15/12-8/15/25                        397         454

                                                       322,759

Collateralized Mortgage
   Obligations (4.3%):
Government National Mortgage Assoc.,
   Series 1996-21, Class J,
   7.00%, 7/16/13                            2,147       2,252
Government National Mortgage Assoc.,
   Series 1999-22, Class VB,
   7.00%, 11/20/14                           3,000       3,260
Government National Mortgage Assoc.,
   Series 1999-41, Class PB,
   7.25%, 7/16/22                              612         621
Government National Mortgage Assoc.,
   Series, 1995-4, Class CQ,
   8.00%, 6/20/25                               79          85
Government National Mortgage Assoc.,
   Series 1996-9, Class PE,
   7.00%, 10/20/25                           3,261       3,445
Government National Mortgage Assoc.,
   Series 1998-9, Class P,
   9.00%, 12/20/25                              14          14
Government National Mortgage Assoc.,
   Series 2000-9, Class PB,
   7.50%, 6/16/26                            5,000       5,543
Government National Mortgage Assoc.,
   Series 1997-2, Class E,
   7.50%, 2/20/27                              357         381
Government National Mortgage Assoc.,
   Series 2000-5, Class PC,
   7.50%, 11/16/27                           5,000       5,079
Government National Mortgage Assoc.,
   Series 1999-6, Class AB,
   8.00%, 3/16/28                              850         889
Government National Mortgage Assoc.,
   Series 2001-1, Class TA,
   9.00%, 2/20/29                         $    237    $    249
Government National Mortgage Assoc.,
   Series 2001-15, Class GK,
   8.50%, 10/20/29                           2,009       2,114

                                                        23,932

Total Single Family (Cost $337,610)                    346,691

Multi-family (30.8%):
Passthrus (22.2%):
6.88%, 10/15/28                              1,323       1,341
7.13%, 7/15/07                               5,116       5,873
7.22%, 5/15/31                               1,367       1,566
7.25%, 4/15/36                               1,509       1,736
7.31%, 2/15/37                               2,369       2,698
7.40%, 1/15/21                                 852         965
7.48%, 2/15/41                               6,521       7,517
7.50%, 7/15/22-5/15/36                       6,289       6,532
7.71%, 10/15/03                              4,548       5,355
7.73%, 5/15/41                              10,984      13,088
7.75%, 2/15/30-11/15/38                      5,195       5,971
7.88%, 7/15/21-12/15/32                      9,096       9,977
7.92%, 7/15/23                                 777         885
7.95%, 4/15/25                                 460         526
8.00%, 10/15/18-3/15/35                      8,879      10,143
8.13%, 7/15/38-6/15/41                       5,419       6,318
8.15%, 6/15/42                              22,893      27,502
8.25%, 6/15/20-10/15/31                      5,336       6,213
8.34%, 6/15/35                               4,762       5,790
8.60%, 5/15/27                                 583         669
8.62%, 5/15/35                               1,063       1,220
8.75%, 4/15/22                               2,390       2,582

                                                       124,467

Collateralized Mortgage
   Obligations (8.6%):
Government National Mortgage Association,
   Series 2002-53, Class AH,
   8.00%, 1/16/17                           11,480      13,005
Government National Mortgage Association,
   Series 2003-22, Class AH,
   8.00%, 6/16/21                           10,475      12,090
Government National Mortgage Assoc.,
   Series 2003-36 Class B,
   7.50%, 2/16/31                           20,000      23,303

                                                        48,398

Total Multi-family (Cost $166,033)                     172,865

Total Government National Mortgage
Association (Cost $503,643)                            519,556

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Fund for Income                                                 April 30, 2003
(Amounts in Thousands, Except Shares)                              (Unaudited)

                                          Shares or
                                          Principal
Security Description                        Amount       Value

U.S. Treasury Obligations (6.7%)

U.S. Treasury Bills (3.4%):
1.11%*, 6/19/03                           $ 18,950    $ 18,921

U.S. Treasury Bonds (3.3%):
9.38%, 2/15/06                               4,067       4,895
12.00%, 8/15/13                              7,419      10,695
11.75%, 11/15/14                             2,250       3,351

                                                        18,941

Total U.S. Treasury Obligations (Cost $36,234)          37,862

Investment Companies (0.2%)

Federated U.S. Treasury Cash
   Reserve Fund                          1,084,504       1,085

Total Investment Companies (Cost $1,085)                 1,085

Total Investments (Cost $540,962) (a) -- 99.5%         558,503

Other assets in excess of liabilities -- 0.5%            2,594

NET ASSETS -- 100.0%                                  $561,097

*   Discount rate.

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $ 18,198
    Unrealized depreciation                               (657)

    Net unrealized appreciation                       $ 17,541

                      See notes to financial statements.


                                          Statements of Assets and Liabilities
The Victory Portfolios                                          April 30, 2003
(Amounts in Thousands, Except Per Share Amounts)                   (Unaudited)


                                                                                                 Intermediate
                                                                                                    Income             Fund for
                                                                                                     Fund               Income

ASSETS:
Investments, at value (Cost $225,354; $540,962)                                                    $234,714             $558,503
Collateral received for securities on loan                                                           69,809                   --
Cash                                                                                                     50                   50
Interest and dividends receivable                                                                     2,123                3,326
Receivable for capital shares issued                                                                     --                    5
Receivable from brokers for investments sold                                                            956                   --
Receivable from affiliates                                                                                6                    9
Prepaid expenses and other assets                                                                        23                  119

         Total Assets                                                                               307,681              562,012

LIABILITIES:
Payable to brokers for investments purchased                                                            704                  291
Payable for capital shares redeemed                                                                      --                  124
Payable for return of collateral received                                                            69,809                   --
Accrued expenses and other payables:
     Investment advisory fees                                                                           121                  230
     Administration fees                                                                                  2                   32
     Custodian fees                                                                                       6                   19
     Transfer agent fees                                                                                 10                   15
     Shareholder service fees -- Class A                                                                 52                   23
     12b-1 Fees -- Class C                                                                               --                    6
     12b-1 Fees -- Class R                                                                               --                  151
     Other                                                                                               11                   24

         Total Liabilities                                                                           70,715                  915

NET ASSETS:
Capital                                                                                             238,671              558,976
Accumulated net investment income                                                                    (1,001)              (4,345)
Net unrealized appreciation from investments                                                          9,360               17,541
Accumulated net realized losses from investment transactions                                        (10,064)             (11,075)

         Net Assets                                                                                $236,966             $561,097

Net Assets
     Class A                                                                                       $236,966             $212,309
     Class C                                                                                             --               10,161
     Class R                                                                                             --              338,627

         Total                                                                                     $236,966             $561,097

Outstanding units of beneficial interest (shares)
     Class A                                                                                         23,387               15,921
     Class C                                                                                             --                  763
     Class R                                                                                             --               25,393

         Total                                                                                       23,387               42,077

Net asset value
     Redemption price per share -- Class A                                                         $  10.13             $  13.34
     Offering and redemption price per share -- Class C <F1>                                             --             $  13.31
     Offering and redemption price per share -- Class R                                                  --             $  13.34

Maximum sales charge -- Class A                                                                        2.00%                2.00%

Maximum offering price per share (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest cent) -- Class A                                         $  10.34             $  13.61


<F1> Redemption price per share varies by length of time shares are held.



             See notes to financial statements.

                                                      Statements of Operations
The Victory Portfolios                 For the Six Months Ended April 30, 2003
(Amounts in Thousands)                                             (Unaudited)


                                                                                                 Intermediate
                                                                                                     Income             Fund for
                                                                                                       Fund               Income

Investment Income:
Interest income                                                                                    $  6,201             $ 14,054
Dividend income                                                                                          --                    6
Income from securities lending                                                                           57                   --

     Total Income                                                                                     6,258               14,060

Expenses:
Investment advisory fees                                                                              1,012                1,414
Administration fees                                                                                     163                  342
Shareholder service fees -- Class A                                                                     336                  273
12b-1 fees Class -- C                                                                                    --                   22
12b-1 fees Class -- R <F1>                                                                                2                  429
Accounting fees                                                                                          43                   71
Custodian fees                                                                                           38                   83
Legal and audit fees                                                                                     13                   25
Trustees' fees and expenses                                                                               7                   14
Transfer agent fees                                                                                      28                  188
Registration and filing fees                                                                             15                   23
Printing fees                                                                                             1                   14
Other                                                                                                     5                   11

     Total Expenses                                                                                   1,663                2,909

Expenses voluntarily reduced by adviser and administrator                                              (189)                  --

     Expenses before reimbursement from administrator                                                 1,474                2,909
     Expenses reimbursed by administrator                                                                (2)                  (2)

     Net Expenses                                                                                     1,472                2,907

Net Investment Income                                                                                 4,786               11,153

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains on investment transactions                                                         5,997                1,822
Change in unrealized appreciation/depreciation from investments                                        (800)              (1,797)

Net realized/unrealized gains from investments                                                        5,197                   25

Change in net assets resulting from operations                                                     $  9,983             $ 11,178



<F1> Effective January 1, 2003, Class G Shares of the Fund for Income were redesignated as Class R Shares. Fees relating to the Intermediate Income Fund are for the
     Class G Shares of that Fund. Class G Shares of the Intermediate Income Fund were exchanged into Class A Shares, effective January 17, 2003.



                     See notes to financial statements.


The Victory Portfolios                     Statements of Changes in Net Assets
(Amounts in Thousands)


                                                                          Intermediate                        Fund for
                                                                           Income Fund                         Income

                                                                      Six                                Six
                                                                    Months             Year            Months             Year
                                                                     Ended             Ended            Ended             Ended
                                                                   April 30,        October 31,       April 30,        October 31,
                                                                     2003              2002             2003              2002
                                                                  (Unaudited)                        (Unaudited)

From Investment Activities:
Operations:
     Net investment income                                        $   4,786         $  13,420         $  11,153         $  22,497
     Net realized losses from investment activities                   5,997               (99)            1,822             2,263
     Net change in unrealized appreciation from investments            (800)              829            (1,797)            3,668

Change in net assets resulting from operations                        9,983            14,150            11,178            28,428

Distributions to Shareholders:
     From net investment income by class:
         Class A                                                     (5,827)          (15,276)           (6,090)          (12,098)
         Class C                                                         --                --              (117)              (13)
         Class R <F1>                                                   (22)              (90)           (9,479)          (15,216)

Change in net assets from distributions to shareholders              (5,849)          (15,366)          (15,686)          (27,327)

Capital Transactions:
     Proceeds from shares issued                                     42,881           130,957           148,457           313,857
     Proceeds from shares exchanged from Class G                      3,448                --                --                --
     Dividends reinvested                                             3,694             9,879            10,447            19,723
     Cost of shares redeemed                                       (139,777)         (137,836)         (183,487)         (182,123)
     Cost of shares exchanged to Class A                             (3,448)               --                --                --

Change in net assets from capital transactions                      (93,202)            3,000           (24,583)          151,457

Change in net assets                                                (89,068)            1,784           (29,091)          152,558

Net Assets:
     Beginning of period                                            326,034           324,250           590,188           437,630

     End of period                                                $ 236,966         $ 326,034         $ 561,097         $ 590,188

Share Transactions:
     Issued                                                           4,616            13,346            11,098            23,612
     Issued in connection with exchange from Class G                    344                --                --                --
     Reinvested                                                         369             1,010               785             1,490
     Redeemed                                                       (14,273)          (14,038)          (13,723)          (13,750)
     Redeemed in connection with exchange to Class A                   (345)              --                --                --

Change in Shares                                                     (9,289)              318            (1,840)           11,352


<F1> Effective January 1, 2003, Class G Shares of the Fund for Income were redesignated as Class R Shares. Distributions relating to the Intermediate Income Fund are for the Class G Shares of that Fund. Class G Shares of the Intermediate Income Fund were exchanged into Class A Shares, effective January 17, 2003.



                      See notes to financial statements.


The Victory Portfolios                                    Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                            Intermediate Income Fund

                                                                                 Class A Shares

                                                Six
                                               Months          Year           Year          Year           Year           Year
                                                Ended          Ended          Ended         Ended          Ended          Ended
                                              April 30,     October 31,    October 31,   October 31,    October 31,    October 31,
                                                2003           2002           2001          2000           1999           1998
                                             (Unaudited)

Net Asset Value, Beginning of Period         $   9.98        $  10.02       $   9.30      $   9.32       $   9.85       $   9.61

Investment Activities
     Net investment income                       0.15            0.41           0.53          0.56           0.50           0.53
     Net realized and unrealized gains
       (losses) on investments                   0.22            0.02           0.74         (0.02)         (0.52)          0.24

         Total from Investment Activities        0.37            0.43           1.27          0.54          (0.02)          0.77

Distributions
     Net investment income                      (0.22)          (0.47)         (0.55)        (0.56)         (0.50)         (0.53)
     Net realized gains                            --              --             --            --          (0.01)            --

         Total Distributions                    (0.22)          (0.47)         (0.55)        (0.56)         (0.51)         (0.53)

Net Asset Value, End of Period               $  10.13        $   9.98       $  10.02      $   9.30       $   9.32       $   9.85

Total Return (excludes sales charges)            3.72%<F2>       4.54%         14.07%         6.00%         (0.18)%         8.30%

Ratios/Supplementary Data:
Net Assets at end of period (000)            $236,966        $323,146       $322,312      $190,945       $224,190       $256,267
Ratio of expenses to
   average net assets                            1.10%<F3>       1.06%          0.92%         0.92%          1.00%          0.96%
Ratio of net investment income
   to average net assets                         3.57%<F3>       4.22%          5.44%         5.95%          5.26%          5.48%
Ratio of expenses to
   average net assets<F1>                        1.24%<F3>       1.24%          1.26%         1.27%          1.26%          1.24%
Ratio of net investment income
   to average net assets<F1>                     3.43%<F3>       4.04%          5.10%         5.60%          5.00%          5.20%
Portfolio turnover <F4>                           120%            168%           278%          278%           303%           318%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                          Fund for Income

                                                              Class A Shares                                  Class C Shares

                                          Six                                              March 26,        Six         March 1,
                                         Months       Year         Year         Year        1999          Months         2002
                                          Ended       Ended        Ended        Ended        to            Ended        through
                                        April 30,  October 31,  October 31,  October 31,  October 31,    April 30,    October 31,
                                          2003        2002         2001         2000     1999<F2><F3>      2003        2002<F3>
                                      (Unaudited)                                                       (Unaudited)

Net Asset Value, Beginning of Period    $  13.44     $  13.44     $  12.77     $  12.79      $ 13.14      $ 13.43       $13.22

Investment Activities
     Net investment income                  0.26         0.65         0.80         0.81         0.46         0.20         0.42
     Net realized and unrealized gains
       (losses) on investments              0.01         0.11         0.67           --<F4>    (0.36)        0.01         0.25

         Total from
           Investment Activities            0.27         0.76         1.47         0.81         0.10         0.21         0.67

Distributions
     Net investment income                 (0.37)       (0.76)       (0.80)       (0.83)       (0.45)       (0.33)       (0.46)

         Total Distributions               (0.37)       (0.76)       (0.80)       (0.83)       (0.45)       (0.33)       (0.46)

Net Asset Value, End of Period          $  13.34     $  13.44     $  13.44     $  12.77      $ 12.79      $ 13.31       $13.43

Total Return (excludes sales charges)       2.05%<F5>    5.89%       11.84%        6.67%        0.72%<F5>    1.62%<F5>    5.17%<F5>

Ratios/Supplementary Data:
Net Assets at end of period (000)       $212,309     $243,889     $194,914     $124,131      $40,270      $10,161       $1,155
Ratio of expenses to
   average net assets <F8>                  0.99%<F6>    0.99%        0.96%        0.97%        1.00%<F6>    1.70%<F6>    1.68%<F6>
Ratio of net investment income
   to average net assets <F8>               3.99%<F6>    4.72%        6.07%        6.48%        6.02%<F6>    3.19%<F6>    3.75%<F6>
Ratio of expenses to
   average net assets<F1>                   <F7>         0.99%        1.04%        1.09%        1.22%<F6>    1.79%<F6>    2.23%<F6>
Ratio of net investment income
   to average net assets<F1>                <F7>         4.72%        5.99%        6.36%        5.80%<F6>    3.10%<F6>    3.20%<F6>
Portfolio turnover <F9>                       17%          53%          20%          25%          24%          17%          53%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 26, 1999, the Gradison Government Income Fund merged into the Victory Fund for Income.

<F3> Period from commencement of operations.

<F4> Less than $.01 per share.

<F5> Not annualized.

<F6> Annualized.

<F7> There were no voluntary fee reductions during the period.

<F8> Effective March 1, 2002, the Advisor agreed to waive its management fee and to reimburse expenses, as allowed by law, so that the net operating expenses of the Class C Shares of the Fund do not exceed 1.70%, until at least February 28, 2005 and 1.82% until at least February 28, 2013.

<F9> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                         Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                          Fund for Income

                                                                           Class R Shares

                                          Six                                               January 1,
                                         Months         Year         Year         Year         1999         Year         Year
                                          Ended         Ended        Ended        Ended         to          Ended        Ended
                                        April 30,    October 31,  October 31,  October 31,  October 31, December 31, December 31,
                                          2003          2002         2001         2000       1999<F2>       1998         1997
                                       (Unaudited)

Net Asset Value, Beginning of Period    $  13.44      $  13.44     $  12.77     $  12.78     $  13.32     $  13.14      $  12.88

Investment Activities
     Net investment income                  0.26          0.64         0.79         0.84         0.66         0.77          0.78
     Net realized and unrealized gains
       (losses) on investments              0.01          0.11         0.68        (0.01)       (0.54)        0.17          0.26

         Total from
           Investment Activities            0.27          0.75         1.47         0.83         0.12         0.94          1.04

Distributions
     Net investment income                 (0.37)        (0.75)       (0.80)       (0.84)       (0.66)       (0.76)        (0.78)

         Total Distributions               (0.37)        (0.75)       (0.80)       (0.84)       (0.66)       (0.76)        (0.78)

Net Asset Value, End of Period          $  13.34      $  13.44     $  13.44     $  12.77     $  12.78     $  13.32      $  13.14

Total Return                                2.02%<F3>     5.80%       11.84%        6.74%        0.94%<F3>    7.37%         8.36%

Ratios/Supplementary Data:
Net Assets at end of period (000)       $338,627      $345,144     $242,716     $143,963     $192,422     $159,712      $155,072
Ratio of expenses to
   average net assets                       1.05%<F4>     1.08%        0.97%        0.89%        0.88%<F4>    0.89%         0.90%
Ratio of net investment income
   to average net assets                    3.93%<F4>     4.62%        6.05%        6.55%        6.12%<F4>    5.79%         6.04%
Ratio of expenses to
   average net assets<F1>                   <F5>          1.08%        1.07%        1.04%        1.04%<F4>    0.90%         <F5>
Ratio of net investment income
   to average net assets<F1>                <F5>          4.62%        5.95%        6.40%        5.96%<F4>    5.78%         <F5>
Portfolio turnover <F6>                       17%           53%          20%          25%          24%          36%           12%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 26, 1999, the Gradison Government Income Fund merged into the Victory Fund for Income. Financial highlights prior to March 26, 1999, represent the Gradison Government Income Fund.

<F3> Not annualized.

<F4> Annualized.

<F5> There were no voluntary fee reductions during the period.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
National Municipal Bond Fund                                   April 30, 2003
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                          Principal
Security Description                        Amount      Value

Municipal Bonds (94.5%)

Alabama (5.3%):
Auburn University, Revenue,
   3.00%, 6/1/07, AMBAC                     $1,000     $ 1,032
Auburn University, Revenue,
   3.75%, 6/1/12, AMBAC                        250         254
Birmingham Waterworks and
   Sewer Board, Series B, Revenue,
   2.50%, 1/1/04, MBIA                         495         500
Huntsville Health Care Authority,
   Series A, Revenue,
   2.45%, 6/1/03, MBIA                       1,550       1,552
Huntsville, Capital Improvement,
   Series A, GO,
   2.50%, 2/1/06, AMBAC                        250         256
Huntsville, Capital Improvement,
   Series A, GO,
   4.00%, 2/1/11, AMBAC                        240         250
Montgomery, GO,
   3.25%, 5/1/08, AMBAC                        750         775

                                                         4,619

Arizona (23.3%):
Coconino & Yavapai Counties School
   District Number 9, Sedona, GO,
   4.00%, 7/1/04, FSA                        1,325       1,368
Coconino & Yavapai Counties School
   District Number 9, Sedona, GO,
   4.00%, 7/1/06, FSA                          400         428
Coconino & Yavapai Counties School
   District Number 9, Sedona, GO,
   4.00%, 7/1/07, FSA                          350         376
Gilbert, GO,
   4.00%, 7/1/09, FGIC                       1,000       1,065
Maricopa County School District
   Number 41, Gilbert, GO,
   4.25%, 7/1/10, FSA                          750         804
Maricopa County School District
   Number 48, Scottsdale,
   3.00%, 7/1/07, FSA                        2,000       2,069
Maricopa County School District
   Number 48, Scottsdale, GO,
   4.00%, 7/1/07, FSA                        1,000       1,075
Maricopa County School District
   Number 48, Scottsdale, GO,
   4.25%, 7/1/08, FSA                          800         869
Maricopa County School District
   Number 6, Washington Elementary
   School Improvements,
   4.75%, 7/1/17,
   Callable 7/1/12 @ 100                       500         552
Maricopa County School District
   Number 68, Alahambra, GO,
   5.00%, 7/1/10, FSA                        1,500       1,679
Maricopa County School District
   Number 69, Paradise Valley,
   3.50%, 7/1/09, MBIA                       1,000       1,039
Maricopa County School District
   Number 69, Paradise Valley, GO,
   4.63%, 7/1/11, FGIC                      $  270     $   294
Maricopa County School District
   Number 93, Cave Creek, GO,
   4.00%, 7/1/06, FGIC                       1,000       1,071
Maricopa County School District
   Number 98,
   Fountain Hills University, GO,
   5.00%, 7/1/10, FSA                        1,000       1,116
Maricopa County Unified High School
   District Number 216,
   3.00%, 7/1/09, FSA                          200         202
Maricopa County Unified High School
   District Number 216,
   3.75%, 7/1/11, FSA                          725         745
Maricopa County Unified High School
   District Number 216,
   4.00%, 7/1/12, FSA                          725         753
Pima County, GO,
   4.25%, 7/1/17, FSA                        1,650       1,682
University of Arizona, Series A,
   4.00%, 6/1/06, AMBAC                      2,740       2,928
Yavapai County Community College District,
   3.75%, 7/1/10, FSA                          300         312

                                                        20,427

California (3.4%):
ABC School District,
   Capital Appreciation, Series B, GO,
   0.00%, 8/1/24, FGIC                         500         168
Centinela Valley Union High School
   District, Series A, GO,
   3.90%, 2/1/11, MBIA                         440         456
Placentia-Yorba Linda Unified
   School District, Series A, GO,
   4.00%, 8/1/11, FGIC                         800         838
Salinas Union High School District,
   Series A, GO,
   4.25%, 6/1/11, MBIA                         250         266
San Mateo County Community College
   District, Election of 2001, Series A, GO,
   4.00%, 9/1/11, FGIC                         500         523
San Mateo Union High School District,
   Election of 2000, Series B, GO,
   0.00%, 9/1/23, FGIC                       2,000         711

                                                         2,962

Colorado (2.4%):
Department of Transportation,
   Series B, Revenue,
   4.00%, 6/15/11, MBIA                      2,000       2,083

Connecticut (1.2%):
Stamford, GO,
   4.00%, 7/15/03                            1,000       1,006

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
National Municipal Bond Fund                                   April 30, 2003
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                          Principal
Security Description                        Amount       Value

Florida (4.7%):
Hillsborough County Utility, Revenue,
   4.25%, 8/1/09, AMBAC                     $1,000     $ 1,081
Jacksonville Excise Taxes,
   Series B, Revenue,
   3.00%, 10/1/08, MBIA                      2,000       2,041
Port St. Lucie Utility, Revenue,
   4.50%, 9/1/28,
   Callable 9/1/13 @ 100 MBIA                  500         486
State Board of Education, Series H, GO,
   3.25%, 6/1/09, FSA                          500         512

                                                         4,120

Illinois (7.1%):
Kendall, Kane & Will Counties
   Community School District Number 308,
   Series B, GO,
   5.00%, 10/1/22, FGIC                        500         521
Moline, GO, Series B,
   4.25%, 11/1/11, MBIA                        205         217
Ogle Lee & De Kalb Counties Township
   High School District Number 212, GO,
   5.25%, 12/1/21, MBIA                      1,500       1,597
Regional Transportation Authority,
   Series A, GO, 5.00%, 7/1/03, MBIA         2,240       2,254
Rockford School District
   Number 205, GO,
   5.00%, 2/1/13, FGIC                         450         498
State Educational Facilities Authority,
   Robert Morris College, Revenue,
   5.80%, 6/1/30,
   Callable 12/1/07 @ 100, MBIA              1,000       1,113

                                                         6,200

Indiana (1.9%):
Knox County Hospital
   Association, Revenue,
   1.50%, 7/1/03, MBIA                         455         456
Knox County Hospital
   Association, Revenue,
   1.85%, 1/1/04, MBIA                         300         301
Kosciusko County Justice Building
   Corp., Revenue,
   3.00%, 8/1/03, FSA                          595         598
Northern Wells Community School
   Building Corp., Revenue,
   4.60%, 1/15/11, FGIC                        285         306

                                                         1,661

Iowa (0.7%):
Indianola Community School District, GO,
   4.00%, 6/1/11, FGIC                         580         604

Louisiana (1.8%):
New Orleans Finance Authority,
   Xavier University Project, Revenue,
   5.00%, 6/1/20,
   Callable 6/1/12 @ 100, MBIA               1,000       1,049
Public Facilities Authority,
   Dillard University Project,
   Series A, Revenue,
   5.00%, 8/1/19,
   Callable 8/1/12 @ 100, AMBAC             $  515     $   545

                                                         1,594

Maine (1.9%):
Westbrook, GO,
   5.75%, 10/1/19,
   Callable 10/1/10 @ 101, AMBAC               715         813
Westbrook, GO,
   5.75%, 10/1/20,
   Callable 10/1/10 @ 101, AMBAC               730         827

                                                         1,640

Massachusetts (3.5%):
Pittsfield, GO,
   5.50%, 4/15/15,
   Callable 4/15/12 @ 101, MBIA              2,655       3,042

Michigan (3.5%):
Municipal Bond Authority, Revenue,
   6.80%, 11/1/07,
   Callable 11/1/04 @ 102                      275         301
Wayne County Community College, GO,
   5.00%, 7/1/06, FGIC                       2,500       2,751

                                                         3,052

Missouri (2.5%):
Excelsior Springs School District
   Building Corp., Leasehold Revenue,
   6.50%, 3/1/09,
   Callable 3/1/04 @ 100, FSA                  500         522
Kearney Public Improvements, GO,
   5.50%, 3/1/16, AMBAC                      1,000       1,115
St. Louis Municipal Finance Corp.,
   Lease Revenue,
   5.00%, 2/15/19,
   Callable 2/15/12 @ 100, FGIC                250         264
St. Louis Municipal Finance Corp.,
   Series A, Lease Revenue,
   5.00%, 2/15/18,
   Callable 2/15/12 @ 100, FGIC                250         266

                                                         2,167

New Jersey (0.6%):
New Brunswick Packaging Authority
   Revenue, Series A,
   4.63%, 9/1/19,
   Callable 9/1/12 @ 100, MBIA                 500         516

New Mexico (1.2%):
State Highway Commission,
   Series B, Revenue,
   5.00%, 6/15/04, AMBAC                     1,000       1,043

New York (3.9%):
Clifton Fine Central School District, GO,
   2.00%, 6/15/03, FGIC                        225         225

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
National Municipal Bond Fund                                   April 30, 2003
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                           Principal
Security Description                        Amount       Value

Hudson Falls Central School District, GO,
   4.00%, 6/15/10, FGIC                     $  350     $   368
Hudson Falls Central School District, GO,
   4.00%, 6/15/11, FGIC                        350         365
New Paltz Central School District, GO,
   4.00%, 6/1/11, FGIC                       1,100       1,146
South Seneca Central School District, GO,
   2.60%, 6/15/06, MBIA                        250         257
State Dormitory Authority,
   University of Rochester, Series A,
   5.00%, 7/1/23,
   Callable 7/1/08 @ 101, MBIA               1,000       1,032

                                                         3,393

North Carolina (0.9%):
East Carolina University,
   Series A, Revenue,
   5.25%, 11/1/21, AMBAC                       750         801

Ohio (7.8%):
Geneva Area City School District,
   School Improvements, GO,
   4.50%, 12/1/22,
   Callable 12/1/13 @ 100, MBIA              2,000       1,999
Hamilton County Sewer System
   Improvements, Metropolitan Sewer
   District, Series A,
   5.75%, 12/1/25,
   Callable 6/1/10 @ 101, MBIA                 450         504
Harrison, GO, 5.45%, 12/1/10, FGIC             150         172
Harrison, GO, 5.90%, 12/1/18,
   Callable 12/1/10 @ 100, FGIC                250         281
McDonald School District, GO,
   6.00%, 12/1/22,
   Callable 12/1/10 @ 100, AMBAC             1,000       1,125
State Highway Capital Improvements,
   Series F, GO, 5.25%, 5/1/11               1,000       1,134
State Special Obligation, Elementary and
   Secondary School Facilities, Series A,
   5.80%, 6/1/03, AMBAC                        500         502
University of Cincinnati,
   Series A, Revenue,
   5.50%, 6/1/05, FGIC                       1,000       1,084

                                                         6,801

Oklahoma (0.6%):
Tulsa County Independent School
   District Number 9, GO,
   4.00%, 5/1/07, FGIC                         450         482

Pennsylvania (0.7%):
Erie School District, GO,
   5.80%, 9/1/29,
   Callable 9/1/10 @ 100, AMBAC                250         294
Mountaintop Area Joint
   Sanitation Authority,
   5.65%, 12/15/30,
   Callable 12/15/10 @ 100, MBIA               250         277

                                                           571

South Carolina (0.6%):
University of South Carolina, Series A,
   5.75%, 6/1/30,
   Callable 6/1/20 @ 100, FGIC              $  500     $   560

Tennessee (1.0%):
Dickson County, GO,
   2.00%, 6/1/03, FGIC                         380         380
Dickson County, GO,
   2.00%, 6/1/04, FGIC                         465         470

                                                           850

Texas (5.4%):
Austin, Public Improvements, GO,
   5.25%, 9/1/18,
   Callable 9/1/10 @ 100, FGIC                 750         811
Harris County, Revenue,
   4.65%, 8/15/03, AMBAC                     3,905       3,945

                                                         4,756

Utah (0.3%):
Sandy, Suburban Improvements, GO,
   4.00%, 5/1/05, AMBAC                        250         263

Virginia (4.2%):
Nelson County Industrial
   Development Authority, Revenue,
   5.00%, 8/15/22,
   Callable 8/15/12 @ 102, AMBAC               675         707
Peninsula Ports Authority,
   Dominion Term Project,
   Series C, Revenue,
   1.28%*, 5/1/03**,
   LOC Citibank N.A.                         3,000       3,000

                                                         3,707

Washington (4.1%):
Cowlitz County Wastewater
   Treatment, Revenue,
   2.50%, 11/1/03, FGIC                        650         654
State Health Care Facilities
   Authority, Revenue, Series B,
   1.31%*, 5/1/03**                          1,300       1,300
State Higher Education Facilities
   Authority, Gonzaga University
   Project, Revenue,
   4.50%, 4/1/11, MBIA                         320         343
Whitman County School District
   Number 267, Pullman, GO,
   5.63%, 12/1/17,
   Callable 6/1/12 @ 100, FSA                1,115       1,255

                                                         3,552

Total Municipal Bonds (Cost $78,716)                    82,472

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
National Municipal Bond Fund                                   April 30, 2003
(Amounts in Thousands, Except Shares)                             (Unaudited)

Security Description                        Shares       Value

Investment Companies (8.9%)

Blackrock Provident Institutional
   MuniFund                              4,173,960     $ 4,174
Merrill Lynch Institutional
   Tax Exempt Fund                       3,643,442       3,643

Total Investment Companies (Cost $7,817)                 7,817

Total Investments (Cost $86,533) (a) -- 103.4%          90,289

Liabilities in excess of other assets -- (3.4)%        ( 2,938)

NET ASSETS -- 100.0%                                   $87,351

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 2003.

**  The rate reflects the next rate change date.

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                             $3,756
    Unrealized depreciation                                 --

    Net unrealized appreciation                         $3,756


AMBAC -- Insured by American Municipal Bond Assurance Corp.

FGIC -- Insured by Financial Guaranty Insurance Co.

FSA -- Insured by Financial Security Assurance

GO -- General Obligation

LOC -- Letter of Credit

MBIA -- Insured by Municipal Bond Insurance Association

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
New York Municipal Bond Fund                                   April 30, 2003
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                          Principal
Security Description                        Amount       Value

New York Municipal Bonds (97.1%)

Albany Municipal Water Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 12/1/18, FGIC                     $1,000     $   506
Albany Municipal Water Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 12/1/19, FGIC                      1,000         479
Albany Municipal Water Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 12/1/21, FGIC                      1,000         426
Brockport Central School District, GO,
   5.75%, 6/15/16, FGIC                        710         847
Canandaigua City School District,
   Series A, GO, 5.38%, 4/1/16,
   Callable 4/1/12 @ 101, FSA                1,000       1,122
Catskill Central School District,
   5.13%, 6/15/16,
   Callable 6/15/09 @ 101, FGIC                300         344
Clifton Park Water Authority,
   5.00%, 10/1/19,
   Callable 10/1/09 @ 101, FGIC                310         327
Clifton Park Water Authority,
   5.00%, 10/1/29,
   Callable 10/1/09 @ 101, FGIC                630         644
Dutchess County,
   Water & Wastewater Authority,
   5.00%, 10/1/21,
   Callable 10/1/11 @ 100, MBIA                535         558
Ilion Central School District,
   Series B, GO, 5.50%, 6/15/16,
   Callable 6/15/12 @ 101, FGIC                500         566
Longwood Central School District, GO,
   4.75%, 6/15/21,
   Callable 6/15/12 @ 101, MBIA                750         837
Mahopac Central School District,
   Series C, 5.38%, 6/1/19,
   Callable 6/1/10 @ 101, FSA                  560         614
Metropolitan Transportation Authority,
   Revenue, Series I,
   7.00%, 7/1/09, AMBAC                        250         300
Nassau County Industrial Development
   Agency, Civic Facilities Revenue,
   Hofstra University Project,
   5.00%, 7/1/23,
   Callable 7/1/08 @ 102, MBIA                 150         155
New York City Industrial Development
   Agency, Civic Facilities,
   USTA National Tennis Center Project,
   6.38%, 11/15/14,
   Callable 11/15/04 @ 102, FSA                200         218
New York City Municipal Water
   Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 6/15/19, MBIA                      3,000       1,460
New York City Transitional Finance
   Authority Revenue, Series C,
   5.00%, 5/1/29,
   Callable 5/1/09 @ 101, MBIA              $  185     $   189
New York City Transitional Finance
   Authority Revenue, Series C,
   5.00%, 5/1/29,
   Prerefunded 5/1/09 @ 101, MBIA              315         358
New York City, Series B, GO,
   7.00%, 10/1/18,
   Callable 10/1/03 @ 100, FSA                 300         307
New York City, Series C, GO,
   7.00%, 2/1/12,
   Callable 8/1/03 @ 100, FGIC                  60          61
New York, GO,
   1.26%*, 5/1/03**                            500         500
North Hempstead,
   4.75%, 1/15/23,
   Callable 1/15/08 @ 101, FGIC                750         758
Rome City School District, GO,
   5.50%, 6/15/18,
   Callable 6/15/09 @ 101, FSA                 335         375
Southwestern Central School District,
   5.00%, 6/15/21,
   Callable 6/15/10 @ 101, FSA                 500         524
State Dormitory Authority,
   City University, Series 2,
   6.75%, 7/1/24,
   Prerefunded 7/1/04 @ 102, MBIA              700         760
State Dormitory Authority, Revenue,
   Canisius College,
   5.25%, 7/1/30,
   Callable 7/1/11 @ 101, MBIA                 750         787
State Dormitory Authority, Revenue,
   Hamilton College,
   5.00%, 7/1/28,
   Callable 7/1/09 @ 101, MBIA                 500         512
State Dormitory Authority, Revenue,
   Memorial Sloan-Kettering Cancer Center,
   0.00%, 7/1/18, MBIA                       1,010         518
State Dormitory Authority, Revenue,
   Mental Health Services Facilities,
   Series C, 4.75%, 8/15/19,
   Callable 2/15/09 @ 101, MBIA                250         257
State Dormitory Authority, Revenue,
   State University Educational Facilities,
   Series A, 4.75%, 5/15/25,
   Callable 5/15/08 @ 100, MBIA                750         754
State Dormitory Authority,
   Yeshiva University,
   5.00%, 7/1/26,
   Callable 7/1/11 @ 100, AMBAC                500         513
State Local Government Assistance Corp.,
   Series B, 4.88%, 4/1/20,
   Callable 4/1/08 @ 101, MBIA                 500         516

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
New York Municipal Bond Fund                                   April 30, 2003
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                          Shares or
                                          Principal
Security Description                        Amount       Value

State Thruway Authority,
   Series C, Revenue, 6.00%, 1/1/25,
   Prerefunded 1/1/05 @ 102, FGIC           $  550     $   604
Taconic Hills Central School District
   at Craryville, GO,
   4.50%, 6/15/21,
   Callable 6/15/12 @ 100, FGIC              1,000       1,004
Webster Central School District,
   5.13%, 6/15/16,
   Callable 6/15/09 @ 101, FGIC                300         322
William Floyd School District,
   Series B, GO, 5.00%, 6/15/24,
   Callable 6/15/12 @ 101, MBIA                750         780
Yonkers, 5.25%, 10/1/19,
   Callable 10/1/10 @ 101, FGIC                500         540

Total New York Municipal Bonds (Cost $18,427)           20,342

Investment Companies (1.5%)

Blackrock Institutional Municipal Fund     320,742         321

Total Investment Companies (Cost $321)                     321

Total Investments (Cost $18,748) (a) -- 98.6%           20,663

Other assets in excess of liabilities -- 1.4%              301

NET ASSETS -- 100.0%                                   $20,964

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                             $1,915
    Unrealized depreciation                                 --

    Net unrealized appreciation                         $1,915

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect April 30, 2003.

**  The date reflects the next rate change date.

AMBAC -- Insured by American Municipal Bond Assurance Corp.

FGIC -- Insured by Financial Guaranty Insurance Co.

FSA -- Insured by Financial Security Assurance

GO -- General Obligation

MBIA -- Insured by Municipal Bond Insurance Assoc.

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedules of Investments
Ohio Municipal Bond Fund                                       April 30, 2003
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                          Principal
Security Description                        Amount       Value

Municipal Bonds (96.4%)

General Obligations (60.3%):
Business & Public Services (0.3%):
Clark County Improvements,
   Human Services,
   3.50%, 12/1/08, AMBAC                    $  360    $    378
Mount Vernon Knox County
   Public Library District,
   5.15%, 12/1/09                              220         249

                                                           627

County, City & Special District (4.3%):
Butler County,
   5.60%, 12/1/09,
   Callable 12/1/06 @ 101, AMBAC               180         204
Columbus,
   5.25%, 1/1/11                             1,000       1,130
Erie County,
   5.50%, 10/1/20,
   Callable 10/1/10 @ 100, FGIC                250         275
Madison County,
   7.00%, 12/1/19,
   Prerefunded 12/1/04 @ 102, AMBAC            600         666
Miamisburg,
   2.25%, 12/1/05, MBIA                        100         102
Monroe Falls, Series A,
   6.95%, 12/1/14,
   Callable 12/1/04 @ 101, AMBAC             1,000       1,100
Newark Capital Appreciation,
   0.00%, 12/1/16, FGIC                      1,490         843
Sharonville,
   1.50%, 12/1/03, FGIC                        400         401
Summit County, Series A,
   6.90%, 8/1/12,
   Prerefunded 8/1/03 @ 100, AMBAC             230         233
Summit County, Series R,
   5.50%, 12/1/13, FGIC                        250         290
Summit County, Series R,
   5.50%, 12/1/16, FGIC                        535         625
Summit County, Series R,
   5.50%, 12/1/17, FGIC                        930       1,086
Summit County, Series R,
   5.50%, 12/1/18, FGIC                      1,095       1,278
Warren County Special Assesment,
   6.55%, 12/1/14                              725         873

                                                         9,106

Education (43.4%):
Anthony Wayne Local School District,
   5.75%, 12/1/30,
   Callable 12/1/10 @ 101, FSA               2,215       2,484
Avon Local School District,
   5.50%, 12/1/04, AMBAC                       465         496
Avon Local School District,
   5.55%, 12/1/05, AMBAC                       250         276
Barnesville Village School District,
   District Credit Program,
   5.75%, 12/1/22,
   Callable 12/1/10 @ 101                   $  500    $    547
Batavia Local School District,
   7.00%, 12/1/14,
   Prerefunded 12/1/05 @ 102, MBIA           1,500       1,738
Brecksville-Broadview Heights
   City School District,
   6.50%, 12/1/16,
   Callable 12/1/06 @ 102, FGIC              1,000       1,171
Brunswick City School
   District Improvements,
   6.00%, 12/1/26,
   Callable 12/1/09 @ 101, FGIC                500         576
Cincinnati City School
   District Improvements,
   5.00%, 12/1/22,
   Callable 12/1/12 @ 100, FSA               2,000       2,093
Dublin City School District,
   Capital Appreciation,
   0.00%, 12/1/09, MBIA                      1,000         811
East Holmes Local School District,
   6.13%, 12/1/20,
   Callable 12/1/10 @ 102, FGIC                500         573
Edgewood City School District,
   Capital Appreciation, Series A,
   0.00%, 12/1/15, MBIA                      1,610         961
Fairfield City School District,
   7.45%, 12/1/14, FGIC                      1,000       1,307
Geneva Area City School District,
   School Improvements,
   4.50%, 12/1/22,
   Callable 12/1/13 @ 100, MBIA                500         500
Geneva Area City School District,
   School Improvements,
   4.50%, 12/1/30,
   Callable 12/1/13 @ 100, MBIA              1,500       1,456
Grandview Heights
   City School District,
   0.00%, 12/1/14, FSA                         540         339
Hamilton City School District
   Improvements, Series A,
   5.38%, 12/1/16,
   Callable 12/1/11 @ 100, FGIC              1,200       1,337
Hamilton City School District
   Improvements, Series A,
   6.15%, 12/1/16,
   State Aid Withholding                       600         739
Hilliard School District,
   0.00%, 12/1/16, FGIC                      3,720       2,105
Hilliard School District,
   0.00%, 12/1/17, FGIC                      3,720       1,992
Indian Lake Local School District,
   Capital Appreciation,
   0.00%, 12/1/14, AMBAC                       250         157

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Ohio Municipal Bond Fund                                       April 30, 2003
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                          Principal
Security Description                        Amount       Value

Indian Lake Local School District,
   Capital Appreciation,
   7.00%, 12/1/14,
   Callable 12/1/05 @ 102, AMBAC            $2,500    $  2,875
Indian Lake Local School District,
   Capital Appreciation,
   0.00%, 12/1/15, AMBAC                       250         149
Indian Lake Local School District,
   Capital Appreciation,
   0.00%, 12/1/16, AMBAC                       250         141
Jackson Local School District,
   5.63%, 12/1/25,
   Callable 12/1/10 @ 100, FSA               1,500       1,654
Kenston Local School District,
   Capital Appreciation,
   0.00%, 12/1/13, FSA                         400         265
Kenston Local School District,
   School Improvements,
   4.50%, 12/1/29,
   Callable 6/1/13 @ 100, MBIA               2,600       2,533
La Brae Local School District,
   Classroom Facilities Improvements,
   4.20%, 12/1/11, AMBAC                       320         340
La Brae Local School District,
   Classroom Facilities Improvements,
   4.30%, 12/1/12, AMBAC                       285         304
Lake Local School District, Wood County,
   4.60%, 12/1/11, MBIA                        450         490
Lake Local School District, Wood County,
   5.30%, 12/1/21,
   Callable 12/1/11 @ 101, MBIA              1,575       1,703
Lakeview Local School District,
   6.95%, 12/1/19                            1,250       1,387
Liberty Benton Local School District,
   Capital Appreciation,
   0.00%, 12/1/15, AMBAC                       570         340
Liberty Benton Local School District,
   Capital Appreciation,
   0.00%, 12/1/16, AMBAC                       285         161
Lima City School District,
   5.20%, 12/1/06, AMBAC                       255         284
Lima City School District,
   5.00%, 12/1/07, AMBAC                       405         452
Lima City School District,
   5.00%, 12/1/08, AMBAC                       400         448
Lima City School District,
   0.00%, 12/1/14, AMBAC                       520         326
Lima City School District,
   6.00%, 12/1/22,
   Callable 12/1/10 @ 102, AMBAC             2,000       2,250
London City School District,
   2.35%, 12/1/03, FGIC                        250         252
London City School District, School
   Facilities Construction and Improvement,
   5.50%, 12/1/16,
   Callable 12/1/11 @ 100, FGIC              1,250       1,403
Lorain City School District,
   Capital Appreciation-Classroom
   Facilities Improvements,
   0.00%, 12/1/13, MBIA                     $  750    $    496
Lorain City School District,
   Capital Appreciation-Classroom
   Facilities Improvements,
   0.00%, 12/1/14, MBIA                        750         472
Lorain City School District,
   Capital Appreciation-Classroom
   Facilities Improvements,
   0.00%, 12/1/15, MBIA                        750         448
Marion Local School District,
   5.75%, 12/1/22,
   Callable 12/1/10 @ 101, MBIA                230         259
Marysville Exempt Village School District,
   0.00%, 12/1/13, AMBAC                       555         367
Marysville Exempt Village School District,
   0.00%, 12/1/16, MBIA                        500         288
Marysville Exempt Village School District,
   0.00%, 12/1/17, AMBAC                       955         511
Marysville Exempt Village School District,
   5.25%, 12/1/18,
   Callable 12/1/12 @ 100, MBIA                605         664
Marysville Exempt Village School District,
   6.00%, 12/1/24,
   Callable 12/1/10 @ 101, AMBAC               725         872
Minerva Local School District,
   Classroom Facilities,
   5.13%, 12/1/20,
   Callable 12/1/12 @ 100, MBIA              2,700       2,885
Mount Vernon City School District,
   7.50%, 12/1/14,
   Callable 12/1/04 @ 101, FGIC                500         552
Newcomerstown Exempt Village
   School Facilities,
   6.25%, 12/1/23,
   Callable 12/1/10 @ 102, MBIA                900       1,027
Nordonia Hills City School District,
   5.45%, 12/1/25,
   Callable 12/1/10 @ 101, AMBAC             1,500       1,621
Nordonia Hills City School District,
   5.38%, 12/1/20,
   Callable 12/1/10 @ 101, AMBAC             1,500       1,628
North Canton City School District,
   5.90%, 12/1/14,
   Prerefunded 12/1/04 @ 102, AMBAC          2,000       2,186
Northwest Local School District,
   Capital Appreciation,
   0.00%, 12/1/13, AMBAC                       280         185
Olentangy Local School District,
   Series A, 6.25%, 12/1/14,
   Prerefunded 12/1/04 @ 102                   500         549
Sidney City School District,
   4.70%, 12/1/11, FGIC                        200         220

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Ohio Municipal Bond Fund                                       April 30, 2003
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                          Principal
Security Description                        Amount       Value

South-Western City School District,
   4.75%, 12/1/26,
   Callable 12/1/09 @ 100, AMBAC            $5,000    $  5,036
Springfield City School District,
   Capital Appreciation,
   0.00%, 12/1/11, AMBAC                     1,715       1,248
Springfield City School District,
   Capital Appreciation,
   4.50%, 12/1/11, FGIC                        500         541
Springfield City School District,
   Capital Appreciation,
   0.00%, 12/1/14, FGIC                      1,800       1,132
Springfield City School District,
   Capital Appreciation,
   5.00%, 12/1/17,
   Callable 12/1/11 @ 102, FGIC                500         544
State Community Schools,
   Capital Facilities Improvements,
   Series A, 4.75%, 6/15/19,
   Callable 6/15/10 @ 100                    1,500       1,552
State Higher Education, Capital Facility,
   Series A, 4.00%, 2/1/04                     260         266
State Higher Education, Capital Facility,
   Series A, 5.25%, 2/1/09                     230         260
State Higher Education,
   Series A, 3.00%, 8/1/05                     715         740
State Higher Education,
   Series A, 4.25%, 8/1/06                   3,155       3,408
State Higher Education,
   Series A, 4.25%, 8/1/07                   2,250       2,443
State Higher Education,
   Series A, 5.38%, 8/1/15                   5,585       6,286
State Higher Education,
   Series B, 4.00%, 11/1/05                  1,000       1,063
State Higher Education,
   Series B, 4.25%, 11/1/11                    550         586
Trotwood-Madison City School District,
   Capital Appreciation,
   0.00%, 12/1/13, FGIC                        685         453
Wadsworth City School District,
   Capital Appreciation,
   0.00%, 12/1/08, FGIC                        555         471
Wadsworth City School District,
   Capital Appreciation,
   0.00%, 12/1/11, FGIC                        555         404
West Clermont Local School District,
   0.00%, 12/1/13, FSA                         400         265
West Clermont Local School District,
   0.00%, 12/1/15, FSA                         870         519
Woodridge Local School District,
   6.00%, 12/1/19,
   Prerefunded 12/1/04 @ 102, AMBAC          1,000       1,095
Worthington City School District,
   5.90%, 6/1/07, FGIC                       1,000       1,146
Worthington City School District,
   5.90%, 12/1/08, FGIC                      1,945       2,285
Worthington City School District,
   6.00%, 12/1/10, FGIC                     $2,175    $  2,583
Worthington City School District,
   6.00%, 12/1/11, FGIC                      2,255       2,691

                                                        91,662

Housing (0.6%):
Cincinnati, 6.30%, 12/1/15,
   Callable 6/1/05 @ 101, AMT                1,250       1,320

Public Facilities (Convention,
   Sport, Public Buildings) (1.2%):
Athens Recreation Facilities,
   4.75%, 12/1/08, FGIC                        200         222
Hilliard, 5.25%, 12/1/27,
   Callable 12/1/12 @ 100                      625         659
Lorain County Justice Center,
   3.00%, 12/1/03, FGIC                        200         202
Lorain County Justice Center,
   3.05%, 12/1/05, FGIC                        155         161
Lorain County Justice Center,
   3.30%, 12/1/06, FGIC                        180         190
Lorain County Justice Center,
   4.20%, 12/1/11, FGIC                        385         408
Lorain County Justice Center,
   4.25%, 12/1/12, FGIC                        250         265
Medina, 4.45%, 12/1/16,
   Callable 12/1/12 @ 100                      400         415

                                                         2,522

Public Improvements (4.7%):
Akron, 2.00%, 12/1/04, MBIA                    340         344
Akron, 5.50%, 12/1/21,
   Callable 12/1/10 @ 101                      510         553
Akron, 5.00%, 12/1/23,
   Callable 12/1/12 @ 100, MBIA                500         520
Cincinnati, 5.00%, 12/1/09                   2,455       2,772
Cincinnati, 5.00%, 12/1/10                   2,955       3,321
Columbus, Series 1, 5.50%, 11/15/08          1,000       1,156
Columbus, Series 1, 5.50%, 11/15/10          1,000       1,159

                                                         9,825

Transportation (4.5%):
State Highway Capital Improvements,
   Series C, 4.50%, 5/1/03                   1,400       1,400
State Highway Capital Improvements,
   Series E, 5.25%, 5/1/04                   1,750       1,822
State Highway Capital Improvements,
   Series F, 5.25%, 5/1/10                     500         567
State Infrastructure Improvement,
   Series C, 5.00%, 8/1/04                   2,110       2,210
State Infrastructure Improvement,
   Series C, 5.00%, 8/1/05                   2,220       2,397
Toledo, Street Improvements,
   5.00%, 12/1/16,
   Callable 12/1/11 @ 100, MBIA              1,050       1,132

                                                         9,528

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Ohio Municipal Bond Fund                                       April 30, 2003
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                          Principal
Security Description                        Amount       Value

Utilities (Sewers, Telephone,
   Electric) (1.3%):
Avon, Route 83 Sewer Improvements,
   6.50%, 12/1/15                           $  335    $    415
Canton, Waterworks System,
   5.75%, 12/1/10,
   Callable 12/1/05 @ 102, AMBAC               500         561
Huron County, Landfill Issue II,
   5.40%, 12/1/07, MBIA                        285         325
Huron County, Landfill Issue II,
   5.60%, 12/1/09,
   Callable 12/1/07 @ 102, MBIA                320         369
Toledo, Sewer Improvements,
   6.10%, 12/1/14,
   Callable 12/1/04 @ 102, AMBAC             1,000       1,096

                                                         2,766

                                                       127,356

Revenue Bonds (36.1%):
Education (16.1%):
Bowling Green State University
   General Receipts,
   4.80%, 6/1/10, FGIC                       1,000       1,102
Cincinnati Technical College,
   5.00%, 10/1/10, AMBAC                       500         559
Cincinnati Technical College,
   5.00%, 10/1/12, AMBAC                       650         725
Cleveland, State University
   General Receipts, Series A,
   3.75%, 6/1/11, FGIC                         500         512
Franklin County Online
   Computer Library Center,
   3.00%, 4/15/05                            1,000       1,021
Franklin County Online
   Computer Library Center,
   3.00%, 4/15/06                            1,000       1,021
State Higher Education Capital Facilities,
   Series II-A, 5.25%, 12/1/06               1,400       1,567
State Higher Education Capital Facilities,
   Series II-A, 5.50%, 12/1/08               5,000       5,765
State Higher Education Facility Revenue,
   Denison University Project,
   4.75%, 11/1/05                            1,285       1,387
State Higher Education Facility
   Revenue, Denison University Project,
   5.13%, 11/1/21,
   Callable 11/1/11 @ 101                    2,000       2,113
State Higher Education Facility Revenue,
   Ohio Northern University Project,
   3.50%, 5/1/09                               780         798
State Higher Education Facility Revenue,
   Xavier University Project,
   2.00%, 5/1/05, FGIC                         240         243
State Higher Education Facility Revenue,
   Xavier University Project,
   6.00%, 5/15/08,
   Callable 5/15/07 @ 102, MBIA                500         575
State Public Facility Commission,
   Higher Educational Facilities Revenue,
   Series II-A, 4.50%, 12/1/03              $  500    $    510
State Special Obligation, Elementary
   & Secondary Education Facilities,
   Series A, 5.00%, 6/1/07, AMBAC            1,100       1,224
State Special Obligation, Elementary
   & Secondary Education Facilities,
   Series B, 5.00%, 12/1/06, FSA             1,550       1,722
State University General Receipts,
   Series A, 5.75%, 12/1/24,
   Callable 12/1/09 @ 101                    1,250       1,398
University of Cincinnati General Receipts,
   Series C, 3.00%, 6/1/05, FGIC             2,730       2,819
University of Cincinnati General Receipts,
   Series C, 3.00%, 6/1/06, FGIC             3,720       3,865
University of Cincinnati General Receipts,
   Series F, 5.00%, 6/1/23,
   Callable 6/1/12 @ 100                     1,700       1,759
University of Cincinnati General Receipts,
   Series F, 5.00%, 6/1/24,
   Callable 6/1/12 @ 100                     1,000       1,029
Wright State University General Receipts,
   4.00%, 5/1/06, MBIA                         710         757
Wright State University General Receipts,
   4.00%, 5/1/07, MBIA                       1,280       1,370
Wright State University General Receipts,
   3.00%, 5/1/08, MBIA                         150         153

                                                        33,994

Hospitals, Nursing Homes
   & Health Care (1.1%):
Lake County Hospital,
   Improvement Facilities,
   6.38%, 8/15/03, AMBAC                       300         304
Lucas County Hospital Revenue,
   5.75%, 11/15/14,
   Prerefunded 11/15/06 @ 102, MBIA          1,785       1,942

                                                         2,246

Housing (3.1%):
Capital Corp. for Housing Management,
   Kent Gardens,
   Series II, 6.35%, 7/1/15,
   Callable 1/1/04 @ 100.50, MBIA FHA        1,000       1,011
Capital Corp. for Housing Management,
   Springhill Homes,
   Series C, 6.50%, 7/1/24,
   Callable 1/1/04 @ 102, MBIA FHA             920         949
Cuyahoga County Multifamily,
   Water Street Assoc.,
   5.60%, 6/20/08, GNMA AMT                    370         404
Greater Cincinnati Elderly Housing
   Finance Corp., Walnut Towers,
   Series A, 6.90%, 8/1/25,
   Callable 8/1/04 @ 102, FHA                2,020       2,175

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Ohio Municipal Bond Fund                                       April 30, 2003
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                          Principal
Security Description                        Amount       Value

Housing Finance Agency,
   Residential, Series A-1,
   5.70%, 9/1/09, GNMA AMT                  $  805    $    886
Housing Finance Agency, Residential,
   Series A-1, 6.35%, 9/1/31,
   Callable 9/1/09 @ 100, GNMA AMT           1,130       1,213

                                                         6,638

Public Facilities (Convention,
   Sport, Public Buildings) (2.5%):
Crawford County Correctional Facilities,
   6.75%, 12/1/19,
   Prerefunded 12/01/04 @ 102, AMBAC         1,385       1,533
State Building Authority,
   Adult Correctional Facilities,
   Series A, 5.00%, 10/1/03                  1,000       1,016
State Building Authority,
   Adult Correctional Facilities,
   Series A, 6.13%, 10/1/12,
   Prerefunded 10/1/03 @ 102                 1,000       1,041
State Building Authority,
   Arts Facilities Project,
   Series A, 4.00%, 4/1/14,
   Callable 4/1/13 @ 100                       635         646
State Building Authority,
   James A. Rhodes State Office,
   Series A, 5.00%, 6/1/08                   1,000       1,118

                                                         5,354

Public Improvements (1.1%):
Franklin County Development,
   American Chemical Society Project,
   5.00%, 10/1/06                            1,350       1,472
State Economic Development,
   ABS Industries Inc. Project,
   6.00%, 6/1/04, AMT                          160         164
Twinsburg,
   5.50%, 12/1/15,
   Callable 12/1/11 @ 100, FGIC                600         679

                                                         2,315

Transportation (3.6%):
State Infrastructure Revenue,
   5.00%, 12/15/07                           1,175       1,319
State Turnpike Commission,
   Series A, 5.50%, 2/15/26,
   Prerefunded 2/15/06 @ 102, MBIA           5,500       6,182

                                                         7,501

Utilities (Sewers, Telephone,
   Electric) (3.9%):
Akron Sewer System Revenue,
   4.95%, 12/1/10, AMBAC                       300         333
Cleveland Public Power Systems,
   Series A, 7.00%, 11/15/16,
   Prerefunded 11/15/04 @ 102, MBIA            340         377
Cleveland Public Power Systems,
   Series A, 7.00%, 11/15/16,
   Prerefunded 11/15/04 @ 102, MBIA         $  410    $    454
Cleveland Public Power Systems,
   Series A, 7.00%, 11/15/24,
   Prerefunded 11/15/04 @ 102, MBIA          1,985       2,199
Cuyahoga County Utility System,
   Medical Center Co. Project,
   Series B, 5.85%, 8/15/10,
   Callable 8/15/05 @ 102, MBIA AMT          1,500       1,660
Greene County Sewer System Revenue,
   4.00%, 12/1/14,
   Callable 12/1/13 @ 100, AMBAC               830         845
Greene County Sewer System Revenue,
   4.25%, 12/1/17,
   Callable 12/1/13 @ 100, AMBAC               480         488
Hamilton County Sewer Systems Revenue,
   Series A, 6.00%, 12/1/05, FGIC            1,080       1,202
Municipal Electric Generation Agency,
   0.00%, 2/15/29, AMBAC                     2,500         703

                                                         8,261

Utilities -- Water (4.7%):
Akron Waterworks Revenue,
   5.63%, 12/1/20,
   Callable 6/1/10 @ 100, AMBAC              1,250       1,394
Avon Lake Water System Revenue,
   Series A, 5.50%, 10/1/17,
   Callable 10/1/10 @ 100, AMBAC               420         471
Avon Lake Water System Revenue,
   Series A, 5.50%, 10/1/18,
   Callable 10/1/10 @ 100, AMBAC               445         496
Cleveland Waterworks,
   Series H, 5.75%, 1/1/21,
   Prerefunded 1/1/06 @ 102, MBIA              940       1,059
Cleveland Waterworks,
   Series J, 5.00%, 1/1/04                   1,000       1,026
Cleveland Waterworks,
   Series J, 5.00%, 1/1/05                   1,000       1,059
Huber Heights Water Systems,
   Capital Appreciation,
   0.00%, 12/1/24, MBIA                      1,000         355
Huber Heights Water Systems,
   Capital Appreciation,
   0.00%, 12/1/25, MBIA                      1,000         335
Warren County Waterworks Revenue,
   Warren County Water District,
   5.00%, 12/1/15,
   Callable 12/1/12 @ 101, FSA                 615         675
Warren County Waterworks Revenue,
   Warren County Water District,
   5.00%, 12/1/16,
   Callable 12/1/12 @ 101, FSA                 645         703
Warren County Waterworks Revenue,
   Warren County Water District,
   5.00%, 12/1/17,
   Callable 12/1/12 @ 101, FSA                 680         736

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                    Schedules of Investments--continued
Ohio Municipal Bond Fund                                       April 30, 2003
(Amounts in Thousands, Except Shares)                             (Unaudited)

                                          Shares or
                                          Principal
Security Description                        Amount       Value

Warren County Waterworks Revenue,
   Warren County Water District,
   5.00%, 12/1/18,
   Callable 12/1/12 @ 101, FSA              $  710    $    763
Warren County Waterworks Revenue,
   Warren County Water District,
   5.00%, 12/1/19,
   Callable 12/1/12 @ 101, FSA                 745         795

                                                         9,867

                                                        76,176

Total Municipal Bonds (Cost $190,056)                  203,532

Investment Companies (2.3%)

Blackrock Ohio Money Market              3,000,000       3,000
Touchstone Ohio Money Market             1,940,646       1,941

Total Investment Companies (Cost $4,941)                 4,941

Total Investments (Cost $194,997) (a) -- 98.7%         208,473

Other assets in excess of liabilities -- 1.3%            2,760

NET ASSETS -- 100.0%                                  $211,233

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                           $13,574
    Unrealized depreciation                               (98)

    Net unrealized appreciation                       $13,476

AMBAC -- Insured by American Municipal Bond Assurance Corp.

AMT -- Alternative Minimum Tax

FGIC -- Insured by Financial Guaranty Insurance Corp.

FHA -- Insured by Federal Home Association

FSA -- Insured by Financial Security Assurance

GNMA -- Insured by Government National Mortgage Association

MBIA -- Insured by Municipal Bond Insurance Association

                      See notes to financial statements.


                                         Statements of Assets and Liabilities
The Victory Portfolios                                         April 30, 2003
(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)


                                                                                National         New York         Ohio
                                                                               Municipal        Municipal       Municipal
                                                                                  Bond             Bond           Bond
                                                                                  Fund             Fund           Fund

ASSETS:
Investments, at value (Cost $86,533; $18,748; $194,997)                          $90,289          $20,663        $208,473
Cash                                                                                  50               50              50
Interest and dividends receivable                                                    943              242           3,152
Receivable from brokers for investments sold                                       1,500               --           6,149
Receivable from affiliates                                                            31                5               3
Prepaid expenses and other assets                                                     20               15               2

         Total Assets                                                             92,833           20,975         217,829

LIABILITIES:
Payable to brokers for investments purchased                                       5,430               --           6,406
Accrued expenses and other payables:
     Investment advisory fees                                                         32                7             104
     Administration fees                                                               1               --               2
     Custodian fees                                                                    4               --               6
     Accounting fees                                                                  --                1              --
     Transfer agent fees                                                               3                2               8
     Shareholder service fees                                                          9               --              49
     Other                                                                             3                1              21

         Total Liabilities                                                         5,482               11           6,596

NET ASSETS:
Capital                                                                           83,161           19,020         197,169
Accumulated net investment income                                                     --               45              31
Net unrealized appreciation from investments                                       3,756            1,915          13,476
Accumulated net realized gains (losses)
   from investment transactions                                                      434              (16)            557

         Net Assets                                                              $87,351          $20,964        $211,233

Outstanding units of beneficial interest (shares) -- Class A                       7,918            1,589          17,344

Net asset value
     Redemption price per share -- Class A                                       $ 11.03          $ 13.20        $  12.18

Maximum sales charge -- Class A                                                     2.00%            2.00%           2.00%

Maximum offering price per share (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest cent) -- Class A                       $ 11.26          $ 13.47        $  12.43


                      See notes to financial statements.


                                                      Statements of Operations
The Victory Portfolios                 For the Six Months Ended April 30, 2003
(Amounts in Thousands)                                             (Unaudited)


                                                                                      National         New York            Ohio
                                                                                      Municipal        Municipal         Municipal
                                                                                        Bond             Bond              Bond
                                                                                      Fund<F1>         Fund<F1>          Fund<F1>

Investment Income:
Interest income                                                                        $1,436           $  529            $4,493
Dividend income                                                                            28                4                37

     Total Income                                                                       1,464              533             4,530

Expenses:
Investment advisory fees                                                                  226               61               633
Administration fees                                                                        50               13               128
Shareholder service fees -- Class A                                                        95               25               189
12b-1 fees -- Class G <F1>                                                                  8                3                74
Accounting fees                                                                            35               23                42
Custodian fees                                                                             14                4                24
Legal and audit fees                                                                        3                1                10
Trustees' fees and expenses                                                                 2               --                 5
Transfer agent fees                                                                        22                8                33
Registration and filing fees                                                               16               11                11
Printing fees                                                                               2                1                 4
Other                                                                                       2                1                 4

     Total Expenses                                                                       475              151             1,157

Expenses voluntarily reduced by adviser and administrator                                 (41)             (23)               --

     Expenses before reimbursement from administrator                                     434              128             1,157
     Expenses reimbursed by administrator                                                 (77)             (30)               --

     Net Expenses                                                                         357               98             1,157

Net Investment Income                                                                   1,107              435             3,373

Realized/unrealized gains from investments:
Net realized gains from investment transactions                                           426               28               445
Change in unrealized appreciation/depreciation from investments                         1,222              556             3,118

Net realized/unrealized gains from investments                                          1,648              584             3,563

Change in net assets resulting from operations                                         $2,755           $1,019            $6,936


<F1> Class G Shares were exchanged into Class A Shares effective January
     17, 2003.



                     See notes to financial statements.


The Victory Portfolios                     Statements of Changes in Net Assets
(Amounts in Thousands)


                                                     National Municipal          New York Municipal           Ohio Municipal
                                                          Bond Fund                   Bond Fund                  Bond Fund

                                                      Six                         Six                        Six
                                                    Months         Year         Months         Year        Months         Year
                                                     Ended         Ended         Ended         Ended        Ended         Ended
                                                   April 30,    October 31,    April 30,    October 31,   April 30,    October 31,
                                                     2003          2002          2003          2002         2003          2002
                                                  (Unaudited)                 (Unaudited)                (Unaudited)

From Investment Activities:
Operations:
     Net investment income                         $  1,107      $  1,959       $   435       $   853     $   3,373      $  6,882
     Net realized gains (losses) from
       investment transactions                          426         1,273            28           (61)          445         1,568
     Net change in unrealized appreciation/
       depreciation from investments                  1,222           687           556           358         3,118         1,007

Change in net assets resulting from operations        2,755         3,919         1,019         1,150         6,936         9,457

Distributions to Shareholders:
     From net investment income:
         Class A                                     (1,057)       (1,671)         (383)         (651)       (2,611)       (2,463)
         Class G <F1>                                   (67)         (295)          (26)         (184)         (764)       (4,312)
     From net realized gains from
       investment transactions                       (1,017)       (2,756)           --           (48)       (1,496)       (3,670)

Change in net assets from distributions
   to shareholders                                   (2,141)       (4,722)         (409)         (883)       (4,871)      (10,445)

Capital Transactions:
     Proceeds from shares issued                     25,196        58,194         6,018         6,668        13,656        46,559
     Proceeds from shares exchanged
       from Class G                                  19,548            --         4,634            --       137,846            --
     Dividends reinvested                             1,346         2,960           201           484         2,637         5,572
     Cost of shares redeemed                        (19,794)      (44,396)       (8,855)       (4,698)      (19,971)      (31,200)
     Cost of shares exchanged to Class A            (19,548)           --        (4,634)           --      (137,846)           --

Change in net assets from capital transactions        6,748        16,758        (2,636)        2,454        (3,678)       20,931

Change in net assets                                  7,362        15,955        (2,026)        2,721        (1,613)       19,943

Net Assets:
     Beginning of period                             79,989        64,034        22,990        20,269       212,846       192,903

     End of period                                 $ 87,351      $ 79,989       $20,964       $22,990     $ 211,233      $212,846

Share Transactions:
     Issued                                           2,307         5,422           465           526         1,136         3,930
     Issued in connection with
       exchange from Class G                          1,796            --           358            --        11,451            --
     Reinvested                                         124           276            16            39           219           471
     Redeemed                                        (1,813)       (4,123)         (683)         (374)       (1,658)       (2,638)
     Redeemed in connection with
       exchange to Class A                           (1,795)           --          (360)           --       (11,469)           --

Change in Shares                                        619         1,575          (204)          191          (321)        1,763


<F1> Class G Shares were exchanged into Class A Shares effective January 17,
     2003.



                      See notes to financial statements.


The Victory Portfolio                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                          National Municipal Bond Fund

                                                                                 Class A Shares

                                                  Six
                                                Months         Year           Year           Year          Year           Year
                                                 Ended         Ended          Ended          Ended         Ended          Ended
                                               April 30,    October 31,    October 31,    October 31,   October 31,    October 31,
                                                 2003          2002           2001           2000          1999           1998
                                              (Unaudited)

Net Asset Value, Beginning of Period            $ 10.96      $ 11.19        $ 10.52        $ 10.17       $ 10.92        $ 10.51

Investment Activities:
     Net investment income                         0.15         0.29           0.36           0.40          0.41           0.43
     Net realized and unrealized gain
       (loss) on investments                       0.21         0.25           0.87           0.40         (0.51)          0.41

         Total from Investment Activities          0.36         0.54           1.23           0.80         (0.10)          0.84

Distributions

     Net investment income                        (0.15)       (0.29)         (0.36)         (0.40)        (0.41)         (0.43)
     Net realized gains                           (0.14)       (0.48)         (0.20)         (0.05)        (0.24)            --

         Total Distributions                      (0.29)       (0.77)         (0.56)         (0.45)        (0.65)         (0.43)

Net Asset Value, End of Period                  $ 11.03      $ 10.96        $ 11.19        $ 10.52       $ 10.17        $ 10.92

Total Return (excludes sales charge)               3.33%<F2>    5.10%         12.09%          8.07%        (0.99)%         8.15%

Ratios/Supplemental Data:
Net Assets at end of period (000)               $87,351      $65,976        $55,279        $36,516       $37,579        $47,296
Ratio of expenses to
   average net assets                              0.94%<F3>    0.88%          1.05%          1.04%         0.86%          0.67%
Ratio of net investment income
   to average net assets                           2.92%<F3>    2.70%          3.28%          3.93%         3.80%          4.02%
Ratio of expenses to
   average net assets<F1>                          1.25%<F3>    1.18%          1.21%          1.33%         1.24%          1.22%
Ratio of net investment income
   to average net assets<F1>                       2.61%<F3>    2.40%          3.12%          3.64%         3.42%          3.47%
Portfolio turnover                                   56%         330%           472%           270%          127%           152%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.



                      See notes to financial statements.


The Victory Portfolios                                    Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                          New York Municipal Bond Fund

                                                                                 Class A Shares

                                                  Six
                                                Months         Year           Year           Year          Year           Year
                                                 Ended         Ended          Ended          Ended         Ended          Ended
                                               April 30,    October 31,    October 31,    October 31,   October 31,    October 31,
                                                 2003          2002           2001           2000          1999           1998
                                              (Unaudited)

Net Asset Value, Beginning of Period           $ 12.84       $ 12.66        $ 12.17        $ 11.99       $ 12.80        $ 12.68

Investment Activities:
     Net investment income                        0.26          0.51           0.59           0.61          0.61           0.61
     Net realized and unrealized gain
       (loss) on investments                      0.35          0.20           0.48           0.19         (0.81)          0.14

         Total from Investment Activities         0.61          0.71           1.07           0.80         (0.20)          0.75

Distributions
     Net investment income                       (0.25)        (0.50)         (0.58)         (0.62)        (0.61)         (0.61)
     Net realized gains                             --         (0.03)            --             --            --          (0.02)

         Total Distributions                     (0.25)        (0.53)         (0.58)         (0.62)        (0.61)         (0.63)

Net Asset Value, End of Period                 $ 13.20       $ 12.84        $ 12.66        $ 12.17       $ 11.99        $ 12.80

Total Return (excludes sales charge)              4.77%<F2>     5.80%          8.98%          7.00%        (1.74)%         6.12%

Ratios/Supplemental Data:
Net Assets at end of period (000)              $20,964       $17,314        $15,458        $14,082       $14,084        $18,073
Ratio of expenses to
   average net assets                             0.98%<F3>     0.88%          1.05%          0.98%         0.95%          0.94%
Ratio of net investment income
   to average net assets                          4.36%<F3>     4.07%          4.80%          5.08%         4.82%          4.85%
Ratio of expenses to
   average net assets<F1>                         1.51%<F3>     1.42%          1.49%          1.60%         1.42%          1.35%
Ratio of net investment income
   to average net assets<F1>                      3.83%<F3>     3.53%          4.36%          4.46%         4.35%          4.44%
Portfolio turnover                                   0%           23%            45%            26%           28%            38%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.


                      See notes to financial statements.


The Victory Portfolios                                    Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                            Ohio Municipal Bond Fund

                                                                                 Class A Shares

                                                 Six
                                               Months          Year           Year           Year          Year           Year
                                                Ended          Ended          Ended          Ended         Ended          Ended
                                              April 30,     October 31,    October 31,    October 31,   October 31,    October 31,
                                                2003           2002           2001           2000          1999           1998
                                             (Unaudited)

Net Asset Value, Beginning of Period           $  12.06      $ 12.14        $ 11.45        $ 11.11       $ 12.04        $ 11.72

Investment Activities:
     Net investment income                         0.19         0.41           0.50           0.51          0.49           0.51
     Net realized and unrealized gain
       (loss) on investments                       0.20         0.14           0.69           0.34         (0.75)          0.42

         Total from Investment Activities          0.39         0.55           1.19           0.85         (0.26)          0.93

Distributions
     Net investment income                        (0.19)       (0.40)         (0.50)         (0.51)        (0.49)         (0.51)
     Net realized gains                           (0.08)       (0.23)            --             --         (0.10)         (0.10)
     In excess of net realized gains                 --           --             --             --         (0.08)            --

         Total Distributions                      (0.27)       (0.63)         (0.50)         (0.51)        (0.67)         (0.61)

Net Asset Value, End of Period                 $  12.18      $ 12.06        $ 12.14        $ 11.45       $ 11.11        $ 12.04

Total Return (excludes sales charge)               3.34%<F2>    4.77%         10.55%          7.84%        (2.29)%         8.18%

Ratios/Supplemental Data:
Net Assets at end of period (000)              $211,233      $74,453        $74,705        $64,414       $74,984        $82,704
Ratio of expenses to
   average net assets                              1.52%<F3>    1.11%          1.03%          0.94%         0.92%          0.91%
Ratio of net investment income
   to average net assets                           4.44%<F3>    3.47%          4.15%          4.52%         4.20%          4.31%
Ratio of expenses to
   average net assets<F1>                          <F4>         <F4>           1.11%          1.15%         1.14%          1.13%
Ratio of net investment income
   to average net assets<F1>                       <F4>         <F4>           4.07%          4.31%         3.98%          4.09%
Portfolio turnover <F4>                              24%          83%            96%            69%          112%            95%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> There were no fee reductions during the period.



                      See notes to financial statements.

                                                 Notes to Financial Statements
The Victory Portfolios                                          April 30, 2003
                                                                   (Unaudited)

1.   Organization:

     The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) and a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 23 active funds. The accompanying financial statements are those of the Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, International Fund, Balanced Fund, Convertible Fund, Real Estate Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Municipal Bond Fund and the Ohio Municipal Bond Fund (collectively, the "Funds").

     The Convertible Fund, Intermediate Income Fund, National Municipal Bond Fund, New York Municipal Bond Fund, and the Ohio Municipal Bond Fund are authorized to issue one class of shares: Class A Shares. The Stock Index Fund and the International Fund are authorized to issue two classes of shares: Class A Shares and Class R Shares (known as the Class G Shares prior to January 1, 2003). The Value Fund, Diversified Stock Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Balanced Fund, Real Estate Fund, and the Fund for Income are authorized to issue three classes of shares: Class A Shares, Class C Shares and Class R Shares (known as the Class G Shares prior to January 1, 2003). Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

     The Value Fund and the Special Value Fund seek to provide long-term growth of capital and dividend income. The Diversified Stock Fund and the Growth Fund seek to provide long term growth of capital. The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index(R). The Established Value Fund seeks to obtain long-term capital growth by investing primarily in common stocks. The Small Company Opportunity Fund seeks to provide capital appreciation. The International Fund seeks to provide capital growth consistent with reasonable investment risk. The Balanced Fund seeks to provide income and long-term growth of capital. The Convertible Fund seeks to provide a high level of current income together with long-term capital appreciation. The Real Estate Fund seeks to provide total return through investments in real estate-related securities. The Intermediate Income Fund seeks to provide a high level of income. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital. The New York Municipal Bond Fund seeks to provide a high level of current income exempt from federal, New York State, and New York City income taxes, consistent with the preservation of shareholders' capital. The Ohio Municipal Bond Fund seeks to provide a high level of current interest income which is exempt from both federal income tax and Ohio personal income tax.

2.   Reorganizations:

     On December 2, 2002, the Board of Trustees of the Trust approved the conversion and transfer of all the assets and liabilities represented by Class B Shares into additional Class A Shares for the Diversified Stock Fund. This transfer was completed on December 13, 2002. The Board of Trustees also approved the redesignation of the Class G Shares as Class R Shares for the Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, International Fund, Balanced Fund, Real Estate Fund, and the Fund for Income. This redesignation was effective January 1, 2003. Additionally, the Board of Trustees of the Trust also approved the conversion and transfer of all the assets and liabilities represented by Class G Shares into Class A Shares for the Convertible Fund, the Intermediate Income Fund, the National Municipal Bond Fund, the New York Municipal Bond Fund, and the Ohio Municipal Bond Fund. This transfer was completed on January 17, 2003.

3.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments of the Funds are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing prices if the principal market is an exchange) in which such securities are normally traded or on the basis of valuation procedures approved by the Board of Trustees. Debt securities of U.S. issuers, including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost or cost, which approximates market value. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments held by the Funds are reflected as either unrealized appreciation or depreciation.

                                  Continued

The Victory Portfolios                                          April 30, 2003
                                                                   (Unaudited)

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Foreign Currency Translation:

     The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Balanced Fund and the International Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

     The Trust isolates that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market prices of securities held.

     Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

     Repurchase Agreements:

     Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase agreement is required to maintain the collateral held pursuant to the agreement valued at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     Forward Currency Contracts:

     The Balanced Fund and International Fund may enter into forward currency exchange contracts. A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

     Futures Contracts:

     The Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Special Value Fund, Small Company Opportunity Fund, International Fund, and the Balanced Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

                                  Continued

The Victory Portfolios                                          April 30, 2003
                                                                   (Unaudited)

     Securities Purchased on a When-Issued Basis:

     All Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities.

     Securities Lending:

     The Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Balanced Fund and the Intermediate Income Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. KeyBank National Association ("KeyBank"), an affiliate of the Adviser, serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which they received a fee. Under guidelines established by the Board of Trustees, the Fund must maintain loan collateral with KeyBank at all times in an amount equal to at least 102% of the prior day's market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time. The following Funds loaned securities and held collateral with the following market values as of April 30, 2003 (amounts in thousands):

                                            Market Value        Market Value
                                        of Loaned Securities    of Collateral

     Value Fund                              $ 54,344            $ 55,219
     Diversified Stock Fund                   242,298             249,010
     Growth Fund                               68,182              69,264
     Established Value Fund                    47,624              48,318
     Special Value Fund                        37,166              37,711
     Small Company Opportunity Fund            19,926              20,110
     Balanced Fund                             23,032              23,487
     Intermediate Income Fund                  68,392              69,809

     As of April 30, 2003, each Fund's loaned securities were fully collateralized by cash, which was reinvested in repurchase agreements and unaffiliated money market funds.

     Dividends to Shareholders:

     Dividends from net investment income are declared and paid quarterly for the Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, International Fund, Convertible Fund, and the Real Estate Fund. Dividends from net investment income are declared and paid monthly for the Balanced Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Municipal Bond Fund, and the Ohio Municipal Bond Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund are reclassified as an offset to capital in the accompanying statements of assets and liabilities.

                                  Continued

The Victory Portfolios                                          April 30, 2003
                                                                   (Unaudited)

     Federal Income Taxes:

     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     Other:

     Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or other appropriate basis. Fees paid under a Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply. In addition, each share class will pay the expenses directly attributable to that share class.

4.   Purchases and Sales of Securities:

     Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2003 were as follows (amounts in thousands):

                                                      Purchases        Sales

     Value Fund                                       $165,759        $277,404
     Diversified Stock Fund                            371,864         561,532
     Stock Index Fund                                    1,944         236,455
     Growth Fund                                        46,254          57,859
     Established Value Fund                             78,685         102,256
     Special Value Fund                                 43,206          96,581
     Small Company Opportunity Fund                     30,127          37,644
     International Fund                                  2,764          14,339
     Balanced Fund                                     110,568         274,181
     Convertible Fund                                   22,334          20,927
     Real Estate Fund                                   11,875          16,174
     Intermediate Income Fund                          321,425         403,275
     Fund for Income                                    93,862         118,937
     National Municipal Bond Fund                       43,249          42,712
     New York Municipal Bond Fund                           --           2,037
     Ohio Municipal Bond Fund                           53,677          46,578

5.   Related Party Transactions:

     Investment advisory services are provided to all the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyCorp. Templeton Investment Counsel LLC serves as a sub-adviser for the International Fund. Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. The Adviser, and not the Trust, pays sub-advisory fees as applicable. KeyBank National Association, serving as custodian for all of the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     Under the terms of the Investment Advisory Agreement, the investment advisory fees of the Value Fund, Growth Fund and Special Value Fund are computed at the annual rate of 0.75% of the Fund's average daily net assets up to $400 million, 0.65% of the Fund's average daily net assets between $400 million and $800 million, and 0.60% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Diversified Stock Fund are computed at the annual rate of 0.65% of the Fund's average daily net assets up to $800 million and 0.60% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Stock Index Fund are computed at the annual rate of 0.50% of the Fund's average daily net assets up to $400 million, 0.45% of the Fund's average daily net assets between $400 million and $800 million, and 0.40% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Established Value Fund and the Small Company Opportunity Fund are computed at the annual rate of 0.65% of the Fund's average daily net assets up to $100 million, 0.55% of the Fund's average daily net assets between $100 million and $200 million, and 0.45% of the Fund's average daily net assets greater than $200 million; the investment advisory fees of the Balanced Fund are computed at the annual rate of 0.70% of the Fund's average daily net assets up to $400 million, 0.60% of the Fund's average daily net assets between $400 million and $800 million, and 0.55% of the Fund's average daily net assets greater than $800 million.

     BISYS Fund Services, Inc. (the "Administrator"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as the administrator to the Trust. Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Trust for serving as officers.

     Under the terms of the Administration Agreement, the Administrator's fee is computed at the annual rate of 0.14% of the Trust's average daily net assets up to $8 billion, 0.10% of the Trust's average daily net assets between $8 billion and $25 billion, and 0.08% of the Trust's average daily net assets greater than $25 billion. Under a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.03% of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.

                                  Continued

The Victory Portfolios                                          April 30, 2003
                                                                   (Unaudited)

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an affiliate of BISYS, serves the Trust as Fund Accountant and Transfer Agent for the Funds. Under the terms of the Fund Accounting and Transfer Agency Agreements, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

     BISYS Fund Services Limited Partnership (the "Distributor"), a wholly owned subsidiary of BISYS, serves as distributor for the shares of the Trust.

     Pursuant to the Trust's 12b-1 Plan, the Distributor may also receive a monthly service fee at an annual rate of up to 0.25% of the average daily net assets of the Class R Shares of the Funds, and 1.00% of the average daily net assets of the Class C Shares of the Fund. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. The Distributor may also receive a fee for general distribution services and for its assistance in selling Class R Shares of the Funds. This fee is computed and paid at an annual rate of 0.25% of the average daily net assets of the Class R Shares of the Value Fund, Diversified Stock Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, International Fund, Balanced Fund, Convertible Fund, and the Real Estate Fund.

     The Distributor or financial institutions (directly or through the Distributors) may receive from Class A Shares of each Fund except the Stock Index Fund, pursuant to a Shareholder Servicing Plan, a fee of up to 0.25% of the average daily net assets of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Advisor.

     In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares of the Funds. For the six months ended April 30, 2003, the Distributor received approximately $429,000 from commissions earned on sales of the Class A Shares of the Funds, a portion of which the Distributor reallowed to dealers of the Funds' shares including approximately $44,000 to affiliates of the Funds.

     Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

     Additional information regarding related party transactions is as follows for the period ended April 30, 2003:

                                             Investment         Administration
                                            Advisory Fees            Fees

                                      Percentage
                                      of Average    Voluntary      Voluntary
                                         Daily         Fee            Fee
                                      Net Assets   Reductions     Reductions
                                                      (000)          (000)

     Value Fund                          0.75%           --            --
     Diversified Stock Fund              0.64%           --            --
     Stock Index Fund                    0.50%         $ 23          $118
     Growth Fund                         0.75%           --            --
     Established Value Fund              0.56%           --            52
     Special Value Fund                  0.75%           --            --
     Small Company Opportunity Fund      0.64%           31            19
     International Fund                  1.10%           15            --
     Balanced Fund                       0.70%           --            15
     Convertible Fund                    0.75%           --            --
     Real Estate Fund                    0.80%           21            --
     Intermediate Income Fund            0.75%          189            --
     Fund for Income                     0.50%           --            --
     National Municipal Bond Fund        0.55%           41            --
     New York Municipal Bond Fund        0.55%           16             7
     Ohio Municipal Bond Fund            0.60%           --            --

                                  Continued

The Victory Portfolios                                          April 30, 2003
                                                                   (Unaudited)

6.   Capital Share Transactions:

     Capital share transactions for those Funds with multiple share classes were as follows (amounts in thousands):



                                                    Value                 Diversified
                                                     Fund                  Stock Fund

                                             Six                       Six
                                             Months       Year         Months      Year
                                             Ended        Ended        Ended       Ended
                                           April 30,    October 31,  April 30,   October 31,
                                             2003         2002         2003        2002

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued         $   33,076      $  78,985  $ 141,947     $ 363,567
     Proceeds from shares
       exchanged from Class B                    --             --     37,579            --
     Dividends reinvested                     1,307         43,639      3,230        28,889
     Cost of shares redeemed               (145,851)      (136,123)  (343,821)     (253,038)

     Total                               $ (111,468)     $ (13,499) $(161,065)    $ 139,418

     Class B Shares:
     Proceeds from shares issued         $       --      $      --  $      --     $      51
     Dividends reinvested                        --             --         --         1,652
     Cost of shares redeemed                     --             --       (649)       (8,766)
     Cost of shares exchanged
       to Class A                                --             --    (37,579)           --

     Total                               $       --      $      --  $ (38,228)    $  (7,063)

     Class C Shares: <F1>
     Proceeds from shares issued         $        3      $      --  $   3,572     $   2,572
     Dividends reinvested                        --<F2>         --          3             1
     Cost of shares redeemed                     --             --       (386)          (37)

     Total                               $        3      $      --  $   3,189     $   2,536

     Class R Shares:
     Proceeds from shares issued         $    2,028      $  16,609  $  18,912     $ 101,795
     Dividends reinvested                        46            533        374         4,132
     Cost of shares redeemed                 (3,138)        (7,907)   (17,499)      (44,692)

     Total                               $   (1,064)     $   9,235  $   1,787     $  61,235

     Share Transactions:
     Class A Shares:
     Issued                                   3,420          6,998     12,754        27,177
     Issued in connection with
       exchange from Class B                     --             --      3,340            --
     Reinvested                                 137          3,513        292         2,065
     Redeemed                               (15,278)       (12,318)   (30,862)      (20,648)

     Total                                  (11,721)        (1,807)   (14,476)        8,594

     Class B Shares:
     Issued                                      --             --         --             3
     Reinvested                                  --             --         --           122
     Redeemed                                    --             --        (61)         (754)
     Redeemed in connection
       with exchange to Class A                  --             --     (3,556)

     Total                                       --             --     (3,617)         (629)

     Class C Shares: <F1>
     Issued                                      --<F2>         --        325           205
     Reinvested                                  --<F2>         --         --<F2>        --<F2>
     Redeemed                                    --             --        (35)           (4)

     Total                                       --             --        290           201

     Class R Shares:
     Issued                                     212          1,515      1,699         7,606
     Reinvested                                   5             43         34           291
     Redeemed                                  (328)          (825)    (1,600)       (3,708)

     Total                                     (111)           733        133         4,189


     <F1> Class C Shares commenced operations on March 1, 2003, except the
          Class C Shares of the Diversified Stock Fund, which commenced operations on March 1, 2002.

     <F2> Rounds to less than 1,000.






                                                Stock                   Growth                  Established
                                             Index Fund                  Fund                   Value Fund

                                         Six                       Six                       Six
                                        Months       Year          Months      Year         Months       Year
                                        Ended        Ended         Ended       Ended        Ended        Ended
                                      April 30,   October 31,    April 30,  October 31,   April 30,   October 31,
                                        2003         2002          2003        2002         2003         2002

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued     $  22,895     $  50,456     $ 30,981     $ 55,212    $ 12,364      $ 29,071
     Proceeds from shares
       exchanged from Class B               --            --           --           --          --            --
     Dividends reinvested                  959        45,178          381        1,711          82         6,953
     Cost of shares redeemed          (282,667)     (155,283)     (48,651)     (81,907)    (30,374)      (22,787)

     Total                           $(258,813)    $ (59,649)    $(17,289)    $(24,984)   $(17,928      $ 13,237

     Class B Shares:
     Proceeds from shares issued     $      --     $      --     $     --     $     --    $     --      $     --
     Dividends reinvested                   --            --           --           --          --            --
     Cost of shares redeemed                --            --           --           --          --            --
     Cost of shares exchanged
       to Class A                           --            --           --           --          --            --

     Total                           $      --     $      --     $     --     $     --    $     --      $     --

     Class C Shares: <F1>
     Proceeds from shares issued     $      --     $      --     $      1     $     --    $     24      $     --
     Dividends reinvested                   --            --           --<F2>       --          --<F2>        --
     Cost of shares redeemed                --            --           --           --          --            --

     Total                           $      --     $      --     $      1     $     --    $     24      $     --

     Class R Shares:
     Proceeds from shares issued     $   2,799     $   5,780     $    593     $  3,937    $  6,492      $ 34,782
     Dividends reinvested                  122         2,217            6           31         587        56,460
     Cost of shares redeemed            (3,218)       (7,970)      (1,647)      (2,462)    (17,429)      (88,028)

     Total                           $    (297)    $      27     $ (1,048)    $  1,506    $(10,350)     $  3,214

     Share Transactions:
     Class A Shares:
     Issued                              1,732         3,188        2,231        3,335         580         1,188
     Issued in connection with
       exchange from Class B                --            --           --           --
     Reinvested                             73         2,693           27           94           4           307
     Redeemed                          (21,659)      (10,601)      (3,494)      (5,001)     (1,425)         (975)

     Total                             (19,854)       (4,720)      (1,236)      (1,572)       (841)          520

     Class B Shares:
     Issued                                 --            --           --           --          --            --
     Reinvested                             --            --           --           --          --            --
     Redeemed                               --            --           --           --          --            --
     Redeemed in connection
       with exchange to Class A             --            --           --           --          --            --

     Total                                  --            --           --           --          --            --

     Class C Shares: <F1>
     Issued                                 --            --           --<F2>       --           1            --
     Reinvested                             --            --           --<F2>       --          --<F2>        --
     Redeemed                               --            --           --           --          --            --

     Total                                  --            --           --           --           1            --

     Class R Shares:
     Issued                                211           374           43          229         308         1,426
     Reinvested                             10           132           --<F2>        2          28         2,499
     Redeemed                             (247)         (521)        (120)        (153)       (824)       (3,570)

     Total                                 (26)          (15)         (77)          78        (488)          355


     <F1> Class C Shares commenced operations on March 1, 2003, except the
          Class C Shares of the Diversified Stock Fund, which commenced operations on March 1, 2002.

     <F2> Rounds to less than 1,000.



                                  Continued

The Victory Portfolios                                          April 30, 2003
(Unaudited)



                                                    Special Value                 Small Company                International
                                                        Fund                    Opportunity Fund                   Fund

                                                 Six                          Six                           Six
                                                Months         Year          Months          Year          Months         Year
                                                 Ended         Ended          Ended          Ended          Ended         Ended
                                               April 30,    October 31,     April 30,     October 31,     April 30,    October 31,
                                                 2003          2002           2003           2002           2003          2002

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued              $  74,422      $ 217,702      $  7,974       $  45,795      $ 21,169      $ 136,241
     Dividends reinvested                           313         18,450            30           1,815            --             --
     Cost of shares redeemed                   (128,691)      (204,377)      (17,652)        (35,191)      (32,756)      (153,851)

     Total                                    $ (53,956)     $  31,775      $ (9,648)      $  12,419      $(11,587)     $ (17,610)

     Class C Shares: <F1>
     Proceeds from shares issued              $      15      $      --      $      1       $      --      $     --      $      --
     Dividends reinvested                            --<F2>         --            --<F2>          --            --             --
     Cost of shares redeemed                         --             --            --              --            --             --

     Total                                    $      15      $      --      $      1       $      --      $     --      $      --

     Class R Shares:
     Proceeds from shares issued              $     467      $   1,611      $  4,486       $  95,994      $    892      $  29,737
     Dividends reinvested                             2             73            61           6,676            --             --
     Cost of shares redeemed                       (458)          (465)       (6,126)       (107,554)         (683)       (37,172)

     Total                                    $      11      $   1,219      $ (1,579)      $  (4,884)     $    209      $  (7,435)

     Share Transactions:
     Class A Shares:
     Issued                                       6,440         17,138           379           1,977         3,030         15,670
     Reinvested                                      27          1,508             2              84            --             --
     Redeemed                                   (11,101)       (16,306)         (831)         (1,560)       (4,749)       (17,708)

     Total                                       (4,634)         2,340          (450)            501        (1,719)        (2,038)

     Class C Shares: <F1>
     Issued                                           1             --            --<F2>          --            --             --
     Reinvested                                      --<F2>         --            --<F2>          --            --             --
     Redeemed                                        --             --            --              --            --             --

     Total                                            1             --            --              --            --             --

     Class R Shares:
     Issued                                          40            126           213           4,243           131          3,449
     Reinvested                                       1              6             3             311            --             --
     Redeemed                                       (41)           (39)         (293)         (4,750)          (99)        (4,302)

     Total                                           --             93           (77)           (196)           32           (853)


     <F1> Class C Shares commenced operations on March 1, 2003.

     <F2> Rounds to less than 1,000.



                                  Continued

The Victory Portfolios                                          April 30, 2003
(Unaudited)



                                                     Balanced                     Convertible                   Real Estate
                                                       Fund                          Fund                          Fund

                                                 Six                          Six                           Six
                                               Months         Year          Months          Year          Months         Year
                                                Ended         Ended          Ended          Ended          Ended         Ended
                                              April 30,    October 31,     April 30,     October 31,     April 30,    October 31,
                                                2003          2002           2003           2002           2003          2002

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued             $  28,410      $  48,734      $ 21,930       $ 17,642       $ 13,558      $ 20,798
     Proceeds from shares
       exchanged from Class R <F1>                  --             --         1,777             --             --            --
     Dividends reinvested                        2,408         27,613           581          1,468            141           259
     Cost of shares redeemed                  (201,179)      (106,856)      (15,515)       (27,437)       (18,160)      (12,947)
     Redeemed adjustment                            --             --            --             --             --            --

     Total                                   $(170,361)     $ (30,509)     $  8,773       $ (8,327)      $ (4,461)     $  8,110

     Class C Shares: <F2>
     Proceeds from shares issued             $       1      $      --      $     --       $     --       $     28      $    270
     Dividends reinvested                           --<F3>         --            --             --              1            --<F3>
     Cost of shares redeemed                        --             --            --             --            (10)           (1)

     Total                                   $       1      $      --      $     --       $     --       $     19           269

     Class R Shares: <F1>
     Proceeds from shares issued             $   1,470      $   2,963      $    221       $  1,061       $    571      $  4,099
     Dividends reinvested                           42            185            10             37             97            65
     Cost of shares redeemed                    (1,025)        (1,309)          (50)        (1,767)          (249)         (475)
     Cost of shares exchanged to Class A            --             --        (1,777)            --             --            --

     Total                                   $     487      $   1,839      $ (1,596)      $   (669)      $    419      $  3,689

     Share Transactions:
     Class A Shares:
     Issued                                      2,764          4,136         2,088          1,596          1,108         1,612
     Issued in connection with
       exchange from Class R <F1>                   --             --           168             --             --            --
     Reinvested                                    230          2,344            56            135             11            20
     Redeemed                                  (19,272)        (9,280)       (1,495)        (2,548)        (1,485)       (1,013)

     Total                                     (16,278)        (2,800)          817           (817)          (366)          619

     Class C Shares: <F2>
     Issued                                         --<F3>         --            --             --              3            20
     Reinvested                                     --<F3>         --            --             --             --            --<F3>
     Redeemed                                       --             --            --             --             (1)           --<F3>

     Total                                          --             --            --             --              2            20

     Class R Shares: <F1>
     Issued                                        140            263            21             94             46           317
     Reinvested                                      4             16             1              3              8             5
     Redeemed                                      (98)          (120)           (4)          (155)           (20)          (38)
     Redeemed in connection
       with exchange to Class A                     --             --          (168)            --             --            --

     Total                                          46            159          (150)           (58)            34           284


     <F1> Effective January 1, 2003, Class G Shares of the Balanced Fund and
          the Real Estate Fund were redesignated as Class R Shares. Capital share activity relating to the Convertible Fund is for the Class G Shares of that Fund, which exchanged into Class A Shares, effective January 17, 2003.

     <F2> Class C Shares commenced operations on March 1, 2003, except the
          Class C Shares of the Real Estate Fund, which commenced operations on March 1, 2002.

     <F3> Rounds to less than 1,000.



                                  Continued

The Victory Portfolios                                          April 30, 2003
                                                                   (Unaudited)



                                                                                Intermediate                   Fund for
                                                                                 Income Fund                    Income

                                                                             Six                           Six
                                                                           Months          Year          Months         Year
                                                                            Ended          Ended          Ended         Ended
                                                                          April 30,     October 31,     April 30,    October 31,
                                                                            2003           2002           2003          2002

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued                                         $  42,022       $ 126,373     $  86,340       $126,084
     Proceeds from shares
       exchanged from Class R <F1>                                           3,448              --            --             --
     Dividends reinvested                                                    3,674           9,794         2,733          7,352
     Cost of shares redeemed                                              (139,436)       (134,137)     (118,850)       (85,098)

     Total                                                               $ (90,292)      $   2,030     $ (29,777)      $ 48,338

     Class C Shares:
     Proceeds from shares issued                                         $      --       $      --     $   9,150       $  1,208
     Dividends reinvested                                                       --              --            88              7
     Cost of shares redeemed                                                    --              --          (196)           (62)

     Total                                                               $      --       $      --     $   9,042       $  1,153

     Class R Shares: <F1>
     Proceeds from shares issued                                         $     859       $   4,584     $  52,967       $186,565
     Dividends reinvested                                                       20              85         7,626         12,364
     Cost of shares redeemed                                                  (341)         (3,699)      (64,441)       (96,963)
     Cost of shares exchanged to Class A                                    (3,448)             --            --             --

     Total                                                               $  (2,910)      $     970     $  (3,848)      $101,966

     Share Transactions:
     Class A Shares:
     Issued                                                                  4,530          12,878         6,456          9,498
     Issued in connection with
       exchange from Class R <F1>                                              344              --            --             --
     Reinvested                                                                367           1,001           205            556
     Redeemed                                                              (14,239)        (13,658)       (8,889)        (6,410)

     Total                                                                  (8,998)            221        (2,228)         3,644

     Class C Shares:
     Issued                                                                     --              --           685             91
     Reinvested                                                                 --              --             7             --<F2>
     Redeemed                                                                   --              --           (15)            (5)

     Total                                                                      --              --           677             86

     Class R Shares: <F1>
     Issued                                                                     86             468         3,957         14,023
     Reinvested                                                                  2               9           573            934
     Redeemed                                                                  (34)           (380)       (4,819)        (7,335)
     Redeemed in connection with
       exchange to Class A                                                    (345)             --            --

     Total                                                                    (291)             97          (289)         7,622


     <F1> Effective January 1, 2003, Class G Shares of the Fund for Income
          were redesignated as Class R Shares. Capital share activity relating to the Intermediate Income Fund is for the Class G Shares of that Fund, which exchanged into Class A Shares, effective January 17, 2003.

     <F2> Rounds to less than 1,000.



                                  Continued

The Victory Portfolios                                          April 30, 2003
                                                                   (Unaudited)



                                                  National Municipal            New York Municipal            Ohio Municipal
                                                       Bond Fund                     Bond Fund                   Bond Fund

                                                  Six                           Six                         Six
                                                Months          Year          Months         Year         Months          Year
                                                 Ended          Ended          Ended         Ended         Ended          Ended
                                               April 30,     October 31,     April 30,    October 31,    April 30,     October 31,
                                                 2003           2002           2003          2002          2003           2002

     Capital Transactions:
     Class A Shares:
     Proceeds from shares issued               $ 18,859        $ 48,749       $ 5,861        $ 4,409    $   9,434        $ 12,354
     Proceeds from shares
       exchanged from Class G <F1>               19,548              --         4,634             --      137,846              --
     Dividends reinvested                         1,141           2,474           179            311        1,349             818
     Cost of shares redeemed                    (18,886)        (39,767)       (7,600)        (3,077)     (14,172)        (12,861)

     Total                                     $ 20,662        $ 11,456       $ 3,074        $ 1,643    $ 134,457            $311

     Class G Shares:
     Proceeds from shares issued               $  6,337        $  9,445       $   157        $ 2,259    $   4,222        $ 34,205
     Dividends reinvested                           205             486            22            173        1,288           4,754
     Cost of shares redeemed                       (908)         (4,629)       (1,255)        (1,621)      (5,799)        (18,339)
     Cost of shares exchanged to Class A <F1>   (19,548)             --        (4,634)            --     (137,846)             --

     Total                                     $(13,914)       $  5,302       $(5,710)       $   811    $(138,135)       $ 20,620

     Share Transactions:
     Class A Shares:
     Issued                                       1,726           4,548           453            347          783           1,041
     Issued in connection with
       exchange from Class G                      1,796              --           358             --       11,451              --
     Reinvested                                     105             231            14             25          111              69
     Redeemed                                    (1,730)         (3,700)         (585)          (243)      (1,174)         (1,090)

     Total                                        1,897           1,079           240            129       11,171              20

     Class G Shares:
     Issued                                         581             874            12            179          353           2,889
     Reinvested                                      19              45             2             14          108             402
     Redeemed                                       (83)           (423)          (98)          (131)        (484)         (1,548)
     Redeemed in connection with
       exchange to Class A                       (1,795)             --          (360)            --      (11,469)             --

     Total                                       (1,278)            496          (444)            62      (11,492)          1,743


     <F1> Class G Shares were exchanged into Class A Shares effective January
          17, 2003.



7.   Concentration of Credit Risk:

     The New York Municipal Bond Fund and Ohio Municipal Bond Fund invest primarily in municipal debt obligations issued by the respective states and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. These Funds are more susceptible to economic and political factors which might adversely affect municipalities and companies within those states than are other types of funds which are not geographically concentrated to the same extent.

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                                     110


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                                     111


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                                     112

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

                                                         PRSRT STD
                                                       U.S. POSTAGE
                                                           PAID
                                                       Cleveland, OH
                                                      Permit No. 1535

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

      o Detailed performance records

      o Up to the minute share prices

      o The latest fund news

      o Investment resources to help you become a better investor

      o A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Victory Funds
LOGO (R)

Visit our web site at:                  Call Victory at:
VictoryConnect.com                      800-539-FUND (800-539-3863)

                                                             1VF-SEMI-AR  6/03

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Only effective for annual reports with periods ending on or after July 15, 2003.

Item 3. Audit Committee Financial Expert.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

             (i) Has at least one audit committee financial expert serving on its audit committee; or

             (ii) Does not have an audit committee financial expert serving on its audit committee.

         (2) If the registrant provides the disclosure required by paragraph
         (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent."
         In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

             (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

             (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

         (3) If the registrant provides the disclosure required by paragraph
         (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Only effective for annual reports with periods ending on or after July 15, 2003.

Item 4. Principal Accountant Fees and Services.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

          (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

          (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

          (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Only effective for annual reports with periods ending on or after December 15, 2003.

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

     (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation thereof, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

     File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Victory Portfolios
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Adam S. Ness              Adam S. Ness, Treasurer
                         -------------------------------------------------------

Date  July 9, 2003
    -----------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Adam S. Ness              Adam S. Ness, Treasurer
                         -------------------------------------------------------

Date July 9, 2003
     ----------------------------------

By (Signature and Title)* /s/ Kathleen A. Dennis   Kathleen A. Dennis, President
                         -------------------------------------------------------

Date    July 9, 2003
    ------------------------------------

* Print the name and title of each signing officer under his or her signature.